Mercer US Small/Mid Cap Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2026 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.2%
	Basic Materials — 3.0%
29,500	Cabot Corp.	2,679,190
17,174	Carpenter Technology Corp.	10,593,610
22,000	CF Industries Holdings, Inc.	2,381,720
82,200	Coeur Mining, Inc.	1,341,504
34,800	Eastman Chemical Co.	2,330,904
256,161	Element Solutions, Inc.	12,231,688
53,528	International Flavors & Fragrances, Inc.	4,240,488
58,700	Koppers Holdings, Inc.	2,635,630
70,400	Mosaic Co.	1,491,776
2,700	NewMarket Corp.	2,136,348
32,861	Quaker Chemical Corp.(a)	5,220,627
55,789	RPM International, Inc.	6,200,948
13,487	Sensient Technologies Corp.	1,662,812
5,100	Steel Dynamics, Inc.	1,170,246
		56,317,491
	Communications — 2.5%
47,900	AMC Global Media, Inc.*(a)	478,042
48,000	Cargurus, Inc.*	1,636,320
4,490	Ciena Corp.*	2,202,615
52,471	ePlus, Inc.	4,367,161
19,500	Expedia Group, Inc.	4,989,660
64,000	Fox Corp. Class A	3,338,240
129,400	Gen Digital, Inc.	3,220,766
8,085	InterDigital, Inc.(a)	2,289,106
95,800	Lyft, Inc. Class A*	1,399,638
82,500	Maplebear, Inc.*	3,906,375
67,800	Match Group, Inc.	2,579,790
11,700	Nexstar Media Group, Inc.	2,089,503
38,500	Roku, Inc.*	5,318,390
60,300	Sirius XM Holdings, Inc.	1,781,262
200,400	Taboola.com Ltd.*	1,002,000
120,800	Upwork, Inc.*	1,009,888
120,200	Vistance Networks, Inc.*	1,536,156
37,400	Yelp, Inc.*	917,048
39,000	Ziff Davis, Inc.*	2,042,430
		46,104,390
	Consumer, Cyclical — 12.4%
33,100	Allison Transmission Holdings, Inc.	3,731,694
207,160	Amer Sports, Inc.*	7,010,294
32,200	Autoliv, Inc.	3,740,674
5,400	AutoNation, Inc.*	1,003,266
152,335	BJ's Wholesale Club Holdings, Inc.*	13,286,659
89,400	Bloomin' Brands, Inc.	817,116
76,000	BorgWarner, Inc.	5,046,400
21,585	Brunswick Corp.	1,818,320
26,889	Burlington Stores, Inc.*	8,518,435
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
97,027	Callaway Golf Co.*	1,823,137
15,900	Carter's, Inc.	654,444
4,145	Casey's General Stores, Inc.	3,294,405
16,374	Cavco Industries, Inc.*	10,059,858
50,325	Churchill Downs, Inc.	4,511,133
39,400	Cinemark Holdings, Inc.	1,250,162
25,900	Crocs, Inc.*	3,124,576
48,508	Dorman Products, Inc.*	6,618,917
64,420	Dutch Bros, Inc. Class A*	4,626,000
11,490	FirstCash Holdings, Inc.	2,485,517
106,600	Gap, Inc.	1,991,288
73,400	Garrett Motion, Inc.	2,659,282
102,000	Goodyear Tire & Rubber Co.*	673,200
20,299	Group 1 Automotive, Inc.	5,910,460
79,000	Harley-Davidson, Inc.	1,932,340
41,100	Haverty Furniture Cos., Inc.	1,049,283
14,500	Jack in the Box, Inc.*(a)	229,245
61,300	La-Z-Boy, Inc.	2,459,356
38,210	LCI Industries	4,045,675
276,988	Levi Strauss & Co. Class A	6,877,612
27,850	LGI Homes, Inc.*	1,773,488
240,608	Life Time Group Holdings, Inc.*	9,826,431
18,911	Lithia Motors, Inc.	5,493,456
55,143	LKQ Corp.	1,451,915
104,700	Macy's, Inc.	2,465,685
138,500	Mattel, Inc.*	1,922,380
158,700	Millerknoll, Inc.	3,247,002
3,658	Murphy USA, Inc.	1,971,186
29,300	Phinia, Inc.	2,413,441
45,439	Planet Fitness, Inc. Class A*	2,370,553
11,462	Pool Corp.	2,463,184
12,845	PriceSmart, Inc.	2,509,142
33,000	PulteGroup, Inc.	4,527,930
52,679	Pursuit Attractions & Hospitality, Inc.*	2,948,444
31,600	PVH Corp.	2,346,616
69,713	Red Rock Resorts, Inc. Class A	4,535,528
81,900	Sally Beauty Holdings, Inc.*	1,158,066
36,400	ScanSource, Inc.*	1,896,076
54,150	SharkNinja, Inc.*	8,245,420
88,800	Shoe Station Group, Inc.	1,316,904
21,100	Signet Jewelers Ltd.	1,818,820
36,481	SiteOne Landscape Supply, Inc.*	4,173,791
78,220	Tapestry, Inc.	11,449,844
56,360	Texas Roadhouse, Inc.	10,890,443
28,800	Toll Brothers, Inc.	4,744,800
44,000	Travel & Leisure Co.	3,362,920
33,800	United Airlines Holdings, Inc.*	4,596,462
46,093	United Parks & Resorts, Inc.*(a)	2,200,480
21,759	Vail Resorts, Inc.(a)	2,962,488
2See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
14,144	VSE Corp.(a)	3,231,904
3,975	WESCO International, Inc.	1,373,084
42,090	Wynn Resorts Ltd.	4,086,518
		231,023,149
	Consumer, Non-cyclical — 21.8%
37,500	Abivax SA, ADR*	4,997,250
59,400	ABM Industries, Inc.	2,627,856
157,500	ACCO Brands Corp.	655,200
124,780	Adaptive Biotechnologies Corp.*	2,676,531
338,400	ADT, Inc.	2,199,600
73,590	Affirm Holdings, Inc.*	6,001,264
256,500	Albertsons Cos., Inc. Class A	3,470,445
11,500	Align Technology, Inc.*	1,939,590
80,724	Alignment Healthcare, Inc.*	1,922,038
72,776	Alkermes PLC*	3,813,099
347,138	API Group Corp.*	14,701,294
67,057	Ascendis Pharma AS*	17,885,443
7,890	Axsome Therapeutics, Inc.*	1,931,235
65,000	Baxter International, Inc.	1,385,800
29,121	BioMarin Pharmaceutical, Inc.*	1,666,304
15,997	Bio-Rad Laboratories, Inc. Class A*(a)	4,696,879
26,472	Bio-Techne Corp.	1,870,247
52,638	Bridgebio Pharma, Inc.*	3,920,478
71,765	BrightSpring Health Services, Inc.*	5,004,891
14,800	Brink's Co.	1,398,452
48,341	Cal-Maine Foods, Inc.(a)	3,894,351
163,880	Celsius Holdings, Inc.*(a)	4,798,406
12,429	Charles River Laboratories International, Inc.*	2,818,773
8,972	Chemed Corp.	4,178,619
52,900	Conagra Brands, Inc.	712,034
39,700	CONMED Corp.	1,299,381
82,191	Cooper Cos., Inc.*	5,893,917
271,690	CoreCivic, Inc.*	8,253,942
77,530	Crinetics Pharmaceuticals, Inc.*	2,901,173
40,930	Cytokinetics, Inc.*	3,486,827
13,600	DaVita, Inc.*	3,025,728
79,500	Del Monte Corp.	2,218,845
60,000	Deluxe Corp.	1,432,800
108,746	Dole PLC	1,491,995
115,263	Emergent BioSolutions, Inc.*	965,904
34,389	Enovis Corp.*	711,852
21,251	Establishment Labs Holdings, Inc.*	1,823,548
120,100	Exelixis, Inc.*	6,534,641
32,875	Glaukos Corp.*	4,594,610
73,323	Globus Medical, Inc. Class A*	5,793,250
28,953	Grand Canyon Education, Inc.*	4,143,464
49,750	Guardant Health, Inc.*	7,463,992
44,200	H&R Block, Inc.	1,683,136
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
49,705	Haemonetics Corp.*	3,727,875
91,103	Halozyme Therapeutics, Inc.*	7,130,632
74,800	Harmony Biosciences Holdings, Inc.*	2,723,468
28,783	HealthEquity, Inc.*	2,599,681
65,700	Herbalife Ltd.*	863,955
15,531	ICON PLC*	2,697,890
24,867	ICU Medical, Inc.*	3,645,502
56,200	Incyte Corp.*	6,370,832
58,200	Indivior Pharmaceuticals, Inc.*	2,387,946
28,810	Ingles Markets, Inc. Class A	2,551,990
35,900	Ingredion, Inc.	3,400,089
104,382	Insmed, Inc.*	11,129,209
18,750	Insulet Corp.*	2,854,687
49,166	Integer Holdings Corp.*	4,594,563
50,777	Ionis Pharmaceuticals, Inc.*	4,026,108
12,962	IRhythm Holdings, Inc.*	1,541,830
20,500	J.M. Smucker Co.	2,306,250
78,820	Jazz Pharmaceuticals PLC*	18,993,255
96,721	Laureate Education, Inc.*	3,512,907
63,835	Legence Corp. Class A*	5,440,657
98,436	Legend Biotech Corp., ADR*	2,842,832
222,779	LifeStance Health Group, Inc.*	2,385,963
33,000	ManpowerGroup, Inc.	1,114,410
22,974	Marzetti Co.	2,622,712
12,179	Medpace Holdings, Inc.*	6,449,877
85,900	Molson Coors Beverage Co. Class B	3,346,664
54,337	Natera, Inc.*	14,749,779
70,424	Neurocrine Biosciences, Inc.*	11,868,909
45,790	Newamsterdam Pharma Co. NV*(a)	1,551,823
108,880	Nomad Foods Ltd.	1,192,236
40,403	Paylocity Holding Corp.*	4,223,326
67,414	Pediatrix Medical Group, Inc.*	1,707,597
7,077	Penumbra, Inc.*	2,234,563
78,472	Perdoceo Education Corp.	2,511,104
84,666	Performance Food Group Co.*	9,464,812
6,670	Praxis Precision Medicines, Inc.*	2,233,049
120,006	Privia Health Group, Inc.*	3,087,754
52,100	PROG Holdings, Inc.	2,428,381
71,830	PTC Therapeutics, Inc.*	5,859,173
101,213	Rentokil Initial PLC, ADR(a)	2,895,704
17,173	Repligen Corp.*	2,343,084
20,390	Revolution Medicines, Inc.*	3,818,639
64,418	Rhythm Pharmaceuticals, Inc.*	7,152,331
72,454	Simply Good Foods Co.*	962,189
98,140	Smith & Nephew PLC, ADR(a)	2,827,413
93,600	Smithfield Foods, Inc.	2,270,736
37,093	Sprouts Farmers Market, Inc.*	3,137,326
175,126	Tandem Diabetes Care, Inc.*	2,642,651
21,633	Teleflex, Inc.	2,742,199
4See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
14,000	Tenet Healthcare Corp.*	2,619,120
75,450	Toast, Inc. Class A*	2,099,019
55,797	Travere Therapeutics, Inc.*	3,169,828
23,336	Twist Bioscience Corp.*	2,400,808
2,600	United Therapeutics Corp.*	1,408,758
14,100	Universal Health Services, Inc. Class B	2,096,529
68,561	Universal Technical Institute, Inc.*	2,932,354
61,200	Upbound Group, Inc.	1,298,664
147,419	Varex Imaging Corp.*	1,537,580
67,310	Vaxcyte, Inc.*	3,912,730
108,274	Vericel Corp.*	4,817,110
168,200	Viatris, Inc.	2,671,016
14,974	WEX, Inc.*	2,112,682
91,578	WillScot Holdings Corp.(a)	2,642,941
37,610	Xenon Pharmaceuticals, Inc.*	2,270,140
		408,040,925
	Energy — 3.4%
103,302	Antero Resources Corp.*	3,630,032
99,000	APA Corp.	3,224,430
38,637	Archrock, Inc.	1,572,912
23,000	Chord Energy Corp.	2,628,900
26,800	CNX Resources Corp.*	909,324
56,022	Delek U.S. Holdings, Inc.	2,846,478
142,094	DNOW, Inc.*	1,842,959
108,929	Flowco Holdings, Inc. Class A	2,324,545
74,733	HF Sinclair Corp.	5,205,154
98,180	Innovex International, Inc.*	2,434,864
267,344	Magnolia Oil & Gas Corp. Class A	6,838,660
162,526	Matador Resources Co.	8,090,544
37,800	Murphy Oil Corp.	1,230,768
117,500	NOV, Inc.	2,179,625
105,257	Ovintiv, Inc.	5,541,781
26,691	Par Pacific Holdings, Inc.*	1,496,831
320,857	Permian Resources Corp. Class A	5,906,977
134,852	SunCoke Energy, Inc.	1,085,559
69,850	TechnipFMC PLC	4,631,055
		63,621,398
	Financial — 17.2%
55,252	Agree Realty Corp., REIT	4,184,786
40,400	Ally Financial, Inc.	1,856,380
64,200	American Assets Trust, Inc., REIT	1,585,098
44,750	Annaly Capital Management, Inc., REIT	1,000,610
107,000	Apple Hospitality REIT, Inc., REIT	1,798,670
60,900	ARES Capital Corp.(a)	1,128,477
84,400	Associated Banc-Corp.	2,596,988
25,277	Assurant, Inc.	6,787,633
44,316	Assured Guaranty Ltd.	3,552,370
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
145,819	Atlantic Union Bankshares Corp.	6,169,602
50,149	Axis Capital Holdings Ltd.	5,388,008
34,376	Axos Financial, Inc.*	3,347,879
109,100	Banc of California, Inc.	2,228,913
51,800	Bank of NT Butterfield & Son Ltd.	3,082,100
61,000	Blue Owl Capital Corp.(a)	663,070
177,700	Brandywine Realty Trust, REIT	563,309
44,000	Brixmor Property Group, Inc., REIT	1,387,320
83,300	Broadstone Net Lease, Inc., REIT	1,721,811
6,897	C&F Financial Corp.	551,760
31,000	Cathay General Bancorp	1,921,690
59,900	Chimera Investment Corp., REIT	799,066
67,300	Citizens Financial Group, Inc.	4,715,711
45,719	CNA Financial Corp.	2,222,401
104,500	CNO Financial Group, Inc.	5,327,410
24,453	Community Trust Bancorp, Inc.	1,769,419
132,530	Core Scientific, Inc.*	3,391,443
39,800	Corebridge Financial, Inc.	1,139,474
38,042	Cullen/Frost Bankers, Inc.	5,878,250
21,835	EastGroup Properties, Inc., REIT	4,422,242
19,849	Enova International, Inc.*	4,778,250
59,300	EPR Properties, REIT	3,439,993
24,300	Essent Group Ltd.	1,562,004
65,600	Federated Hermes, Inc.	3,622,432
26,610	First American Financial Corp.	1,825,180
90,100	First BanCorp	2,348,907
34,089	First Bancorp/Southern Pines NC	2,179,310
62,100	First Busey Corp.	1,831,950
63,800	First Commonwealth Financial Corp.	1,297,054
207,300	First Horizon Corp.	5,315,172
96,000	FNB Corp.	1,831,680
541,529	Genworth Financial, Inc.*	5,128,280
87,595	Glacier Bancorp, Inc.	4,518,150
53,050	Globe Life, Inc.	9,478,974
46,001	Hamilton Lane, Inc. Class A	3,626,259
28,700	Hancock Whitney Corp.	2,144,464
106,812	Hanmi Financial Corp.	3,460,709
157,714	Healthpeak Properties, Inc., REIT	3,375,080
75,500	Highwoods Properties, Inc., REIT(a)	2,277,080
83,300	Hope Bancorp, Inc.	1,139,544
197,400	Host Hotels & Resorts, Inc., REIT	4,680,354
21,969	Howard Hughes Holdings, Inc.*	1,570,564
63,380	Independent Bank Corp.	2,286,117
64,000	Industrial Logistics Properties Trust, REIT	567,680
20,550	Jackson Financial, Inc. Class A	2,104,114
28,156	Jefferies Financial Group, Inc.	1,407,237
21,925	Jones Lang LaSalle, Inc.*	6,795,654
330,314	KeyCorp	7,613,738
44,400	Kilroy Realty Corp., REIT	1,663,668
6See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
12,535	Kinsale Capital Group, Inc.	4,134,168
56,600	Kite Realty Group Trust, REIT	1,606,308
36,800	Lincoln National Corp.	1,300,880
22,043	LPL Financial Holdings, Inc.	6,209,072
62,012	McGrath RentCorp	7,505,312
135,300	MGIC Investment Corp.	3,815,460
34,696	Mid-America Apartment Communities, Inc., REIT	4,820,662
44,600	Millrose Properties, Inc., REIT	1,340,230
199,800	New Mountain Finance Corp.(a)	1,432,566
54,000	OFG Bancorp	2,649,780
36,300	Old Republic International Corp.	1,485,396
16,400	OneMain Holdings, Inc.	999,908
58,700	Outfront Media, Inc., REIT	1,923,012
106,500	Pelagos Insurance Capital Ltd.	2,593,275
195,700	Piedmont Realty Trust, Inc., REIT*	1,790,655
51,950	Pinnacle Financial Partners, Inc.	5,240,716
87,295	Piper Sandler Cos.	6,314,920
25,500	Popular, Inc.	4,186,590
123,897	Radian Group, Inc.	4,667,200
167,246	Rayonier, Inc., REIT	3,558,995
72,100	Regions Financial Corp.	2,177,420
16,567	Reinsurance Group of America, Inc.	3,522,972
136,549	Ridgepost Capital, Inc. Class A(a)	1,074,641
28,652	Ryman Hospitality Properties, Inc., REIT	3,683,215
104,400	Service Properties Trust, REIT	176,436
106,074	Stifel Financial Corp.	7,400,783
25,081	StoneX Group, Inc.*	2,972,098
33,193	Sun Communities, Inc., REIT	3,980,173
47,400	Synchrony Financial	3,604,770
73,300	Terawulf, Inc.*	1,810,510
28,185	Texas Capital Bancshares, Inc.	2,910,383
41,417	UMB Financial Corp.	5,912,691
20,100	Universal Insurance Holdings, Inc.	831,336
72,000	Unum Group	6,436,800
127,700	Valley National Bancorp	1,870,805
25,800	Victory Capital Holdings, Inc. Class A(a)	2,168,748
103,137	Voya Financial, Inc.	9,336,993
129,900	Western Union Co.(a)	1,000,230
4,163	White Mountains Insurance Group Ltd.	8,631,522
39,616	Wintrust Financial Corp.	6,367,083
54,300	Zions Bancorp NA	3,757,017
		322,253,219
	Government — 0.2%
58,816	Bladex, Inc.	3,615,420
	Industrial — 24.3%
77,301	A.O. Smith Corp.	4,848,319
8,497	Advanced Drainage Systems, Inc.	1,333,689
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Industrial — continued
42,724	Advanced Energy Industries, Inc.	15,930,498
27,100	AGCO Corp.	3,243,870
35,274	Allegion PLC	4,955,644
42,100	Apogee Enterprises, Inc.	1,925,654
20,300	Applied Industrial Technologies, Inc.	6,864,445
53,704	AptarGroup, Inc.	6,723,741
27,449	Armstrong World Industries, Inc.	4,403,369
20,900	Arrow Electronics, Inc.*	4,460,269
21,631	ATI, Inc.*	4,263,470
24,600	Atkore, Inc.	1,870,584
16,830	Axon Enterprise, Inc.*	9,435,066
21,600	Boise Cascade Co.	1,676,808
21,480	BWX Technologies, Inc.	4,181,082
65,622	Cactus, Inc. Class A	3,361,815
16,349	Casella Waste Systems, Inc. Class A*	1,585,362
53,526	Centuri Holdings, Inc.*	1,618,626
14,754	Clean Harbors, Inc.*	4,407,757
226,716	CNH Industrial NV	2,546,021
88,938	Cognex Corp.	6,440,890
22,796	Coherent Corp.*	8,992,338
12,047	Comfort Systems USA, Inc.	23,876,552
13,753	Crane Co.	3,067,882
25,355	Crown Holdings, Inc.	2,835,196
4,904	Curtiss-Wright Corp.	3,716,055
7,740	Dycom Industries, Inc.*	3,913,267
25,820	Eagle Materials, Inc.	5,809,500
91,200	Energizer Holdings, Inc.(a)	1,955,328
15,400	EnerSys	3,600,828
7,450	Enpro, Inc.	2,808,128
13,955	Fabrinet*	7,843,826
77,385	Federal Signal Corp.	9,943,199
9,300	Flex Ltd.*	1,507,251
38,820	Flowserve Corp.	2,878,891
56,800	FTAI Aviation Ltd.	15,366,104
317,507	Gates Industrial Corp. PLC*	8,880,671
15,262	Generac Holdings, Inc.*	4,468,866
28,200	Greenbrier Cos., Inc.	1,382,082
131,751	GXO Logistics, Inc.*	6,679,776
29,981	Hexcel Corp.	2,999,899
29,204	Hub Group, Inc. Class A	1,278,843
12,137	Huntington Ingalls Industries, Inc.	3,397,025
28,080	IDEX Corp.	6,372,756
62,070	ITT, Inc.	12,274,963
21,659	Jabil, Inc.	8,349,111
72,902	James Hardie Industries PLC*	1,908,574
155,240	Janus International Group, Inc.*	861,582
32,096	Karman Holdings, Inc.*	1,602,232
47,800	Kennametal, Inc.	1,675,390
53,091	Leonardo DRS, Inc.	2,265,393
8See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Industrial — continued
43,568	Lincoln Electric Holdings, Inc.	11,567,740
25,634	Loar Holdings, Inc.*(a)	2,066,357
17,633	MasTec, Inc.*	7,336,386
93,317	Mirion Technologies, Inc.*	1,673,174
14,700	Mohawk Industries, Inc.*	1,783,551
24,639	Moog, Inc. Class A	10,442,994
17,400	Mueller Industries, Inc.	2,138,982
25,929	Nordson Corp.	7,822,520
43,719	Novanta, Inc.*(a)	7,092,971
64,000	O-I Glass, Inc.*	616,320
40,700	Oshkosh Corp.	6,246,636
52,850	Owens Corning	8,401,036
19,580	Packaging Corp. of America	4,665,522
31,960	Powell Industries, Inc.	9,152,066
19,150	RBC Bearings, Inc.*	12,333,749
23,910	Regal Rexnord Corp.	5,695,123
59,680	Rocket Lab Corp.*	6,066,472
18,100	Ryder System, Inc.	4,774,237
112,326	Schneider National, Inc. Class B	4,103,269
31,600	Scorpio Tankers, Inc.	2,188,616
21,043	Simpson Manufacturing Co., Inc.	4,405,352
67,100	Sonoco Products Co.	3,781,085
38,424	SPX Technologies, Inc.*	9,420,412
103,292	StandardAero, Inc.*	3,089,464
10,621	Sterling Infrastructure, Inc.*	8,914,843
32,197	TD SYNNEX Corp.	8,607,546
69,725	Textron, Inc.	6,395,874
38,580	Trimble, Inc.*	1,974,524
32,682	Trinity Industries, Inc.	1,130,144
22,770	TTM Technologies, Inc.*	4,258,445
26,473	UFP Industries, Inc.	2,402,160
153,998	Vontier Corp.	4,465,942
24,887	Woodward, Inc.	10,587,925
75,700	World Kinect Corp.	2,493,558
42,908	Worthington Enterprises, Inc.	2,306,734
28,520	XPO, Inc.*	5,854,871
		454,845,087
	Technology — 9.6%
84,555	Allegro MicroSystems, Inc.*	5,886,719
44,000	Amdocs Ltd.	2,223,760
11,300	Amkor Technology, Inc.	974,399
7,176	Appfolio, Inc. Class A*	1,150,672
7,463	CACI International, Inc. Class A*	3,457,309
37,400	Cirrus Logic, Inc.*	5,555,022
18,600	Consensus Cloud Solutions, Inc.*	709,590
18,172	Credo Technology Group Holding Ltd.*	4,941,875
23,841	Descartes Systems Group, Inc.*	1,650,751
13,956	Diodes, Inc.*	1,527,345
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Technology — continued
145,200	Dropbox, Inc. Class A*	3,988,644
112,570	Dynatrace, Inc.*	4,942,949
56,675	Entegris, Inc.	10,193,565
49,951	Everpure, Inc. Class A*	3,935,639
162,800	Freshworks, Inc. Class A*	1,647,536
72,200	Genpact Ltd.	1,985,500
29,213	Guidewire Software, Inc.*	3,594,660
42,799	Hinge Health, Inc. Class A*(a)	3,552,317
6,974	HubSpot, Inc.*	1,272,825
14,772	Impinj, Inc.*	2,115,794
36,700	JFrog Ltd.*	3,335,296
43,405	MACOM Technology Solutions Holdings, Inc.*	16,509,960
14,861	Manhattan Associates, Inc.*	2,069,394
23,805	Maximus, Inc.	1,279,757
62,480	Microchip Technology, Inc.	5,698,176
29,982	MKS, Inc.	13,335,994
90,200	NetScout Systems, Inc.*	3,928,210
7,681	Nova Ltd.*	4,170,322
39,331	OneSpan, Inc.	564,400
5,980	Onto Innovation, Inc.*	2,263,131
18,948	Paycom Software, Inc.	2,381,385
56,700	Photronics, Inc.*	1,844,451
171,700	Pitney Bowes, Inc.	3,008,184
77,390	Planet Labs PBC*(a)	2,563,931
33,155	Power Integrations, Inc.	2,777,063
79,595	Procore Technologies, Inc.*	3,233,149
37,800	Qorvo, Inc.*	3,525,606
21,297	Rambus, Inc.*	2,826,964
107,230	Rigetti Computing, Inc.*(a)	2,071,684
61,700	RingCentral, Inc. Class A	2,405,066
51,550	Rubrik, Inc. Class A*	4,138,434
315,049	SailPoint, Inc.*(a)	4,612,317
188,050	Samsara, Inc. Class A*	6,098,461
38,250	Science Applications International Corp.	4,223,182
52,590	Semtech Corp.*	8,511,691
23,219	ServiceTitan, Inc. Class A*	1,641,815
2,716	SiTime Corp.*	2,024,941
31,300	Skyworks Solutions, Inc.	2,122,140
18,108	Workiva, Inc.*	878,419
191,700	ZoomInfo Technologies, Inc.*	561,681
		179,912,075
	Utilities — 1.8%
46,841	IDACORP, Inc.	7,087,043
104,775	MDU Resources Group, Inc.	2,222,278
24,700	National Fuel Gas Co.	1,907,087
18,147	Northwestern Energy Group, Inc.	1,299,688
19,700	Otter Tail Corp.	1,772,606
82,562	Portland General Electric Co.	4,279,189
10See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Utilities — continued
32,678	Southwest Gas Holdings, Inc.	2,897,885
37,025	Spire, Inc.	2,891,282
9,289	Talen Energy Corp.*	3,569,391
172,723	UGI Corp.	5,965,852
		33,892,301
	TOTAL COMMON STOCKS (COST $1,411,072,541)	1,799,625,455

Par Value ($)	Description	Value ($)
	Short-Term Investment — 0.5%
	Mutual Fund - Securities Lending Collateral — 0.5%
10,610,001	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(b)(c)	10,610,001
	TOTAL SHORT-TERM INVESTMENT (COST $10,610,001)	10,610,001
	TOTAL INVESTMENTS — 96.7% (Cost $1,421,682,542)	1,810,235,456
	Other Assets and Liabilities (net) — 3.3%	60,925,942
	NET ASSETS — 100.0%	$1,871,161,398

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	The rate disclosed is the 7-day net yield as of June 30, 2026.
(c)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
190	Russell 2000 E-mini Index	Sep 2026	$28,933,200	$319,075
66	S&P Mid 400 E-mini Index	Sep 2026	25,641,000	331,726
				$650,801

Abbreviations
ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

Asset Class Summary(Unaudited)	% of Net Assets
Common Stocks	96.2
Futures Contracts	0.0*
Short-Term Investment	0.5
Other Assets and Liabilities (net)	3.3
100.0%

*	Amount rounds to zero.
12See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2026 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.4%
	Argentina — 0.1%
20,908	Vista Energy SAB de CV, ADR*	1,333,930
	Australia — 0.1%
19,628	Anglogold Ashanti PLC	1,586,064
	Brazil — 5.1%
81,600	Allos SA	442,372
1,047,200	Ambev SA	3,295,798
377,040	Axia Energia SA	3,961,289
2,736,300	B3 SA - Brasil Bolsa Balcao	7,681,380
124,700	Banco Bradesco SA	379,934
609,600	Banco do Brasil SA	2,344,910
109,400	BB Seguridade Participacoes SA	827,906
167,700	Caixa Seguridade Participacoes SA	638,601
69,300	Cia Paranaense de Energia - Copel	201,101
19,473	Cia Paranaense de Energia - Copel, ADR(a)	226,860
95,000	CPFL Energia SA	821,897
743,048	Dexco SA*	713,482
585,100	EcoRodovias Infraestrutura e Logistica SA	842,163
225,364	Itau Unibanco Holding SA, ADR	1,841,224
386,320	Lojas Renner SA	1,101,650
38,300	MBRF Global Foods Co. SA	133,415
5,135	MercadoLibre, Inc.*	8,716,098
2,441,900	Natura Cosmeticos SA*	4,118,623
141,148	NU Holdings Ltd. Class A *	1,885,737
161,651	Pagseguro Digital Ltd. Class A	1,462,942
280,576	Petroleo Brasileiro SA - Petrobras, Preferred ADR	4,107,633
382,043	Petroleo Brasileiro SA - Petrobras, Sponsored ADR	6,173,815
63,900	Porto Seguro SA	653,327
63,400	PRIO SA*	638,783
927,346	Raia Drogasil SA	3,011,754
1,134,800	Sendas Distribuidora SA	1,916,199
5,245	StoneCo Ltd. Class A	56,856
136,276	Telefonica Brasil SA, ADR(a)	1,793,392
40,901	TIM SA, ADR(a)	876,099
204,200	TOTVS SA	1,132,264
218,500	Ultrapar Participacoes SA	1,100,109
127,800	Vale SA	1,922,944
541,611	Vale SA, ADR	8,145,829
150,800	Vibra Energia SA	870,838
241,900	WEG SA	2,192,357
		76,229,581
	Canada — 0.2%
13,480	Franco-Nevada Corp.	2,809,771
	Chile — 0.6%
8,428	Banco de Credito e Inversiones SA	553,604
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Chile — continued
10,809	Banco Santander Chile, ADR(a)	355,940
5,577,768	Enel Chile SA	489,970
118,748	Falabella SA	741,261
15,213	Latam Airlines Group SA, ADR(a)	886,462
80,289	Sociedad Quimica y Minera de Chile SA, ADR	5,944,598
		8,971,835
	China — 19.1%
362,000	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,011,520
19,201	Advanced Micro-Fabrication Equipment, Inc. China Class A	1,346,597
399,600	Agricultural Bank of China Ltd. Class A	356,975
4,404,800	Agricultural Bank of China Ltd. Class H	3,005,254
72,000	Airtac International Group	3,037,442
1,369,391	Alibaba Group Holding Ltd.	16,361,674
61,200	Aluminum Corp. of China Ltd. Class A	74,077
130,000	Aluminum Corp. of China Ltd. Class H	124,130
54,933	Amlogic Shanghai Co. Ltd. Class A	838,741
204,050	Baidu, Inc. Class A *	2,905,963
189,000	Bank of Changsha Co. Ltd. Class A	242,674
167,900	Bank of China Ltd. Class A	141,455
6,953,000	Bank of China Ltd. Class H	4,432,864
187,600	Bank of Communications Co. Ltd. Class A	177,763
684,000	Bank of Communications Co. Ltd. Class H	588,639
1,002,600	Bank of Jiangsu Co. Ltd. Class A	1,592,633
296,737	Bank of Shanghai Co. Ltd. Class A	379,567
88,000	Beijing Enterprises Holdings Ltd.	302,301
1,021,969	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,794,644
39,540	Bilibili, Inc. Class Z *(a)	671,864
219,500	BYD Co. Ltd. Class A	2,578,094
31,900	BYD Co. Ltd. Class H	295,459
1,789,000	China CITIC Bank Corp. Ltd. Class H	1,518,932
384,000	China Communications Services Corp. Ltd. Class H	192,241
94,700	China Construction Bank Corp. Class A	134,268
7,999,600	China Construction Bank Corp. Class H	8,243,242
222,500	China Everbright Bank Co. Ltd. Class A	94,819
612,800	China International Capital Corp. Ltd. Class H 144A	1,648,113
338,700	China Jushi Co. Ltd. Class A	3,672,408
869,000	China Lesso Group Holdings Ltd.	396,072
971,000	China Life Insurance Co. Ltd. Class H	3,322,056
568,500	China Merchants Bank Co. Ltd. Class A	2,973,951
346,500	China Merchants Bank Co. Ltd. Class H	1,989,203
36,400	China Merchants Securities Co. Ltd. Class A	113,560
163,200	China Minsheng Banking Corp. Ltd. Class A	77,439
962,000	China National Building Material Co. Ltd. Class H	660,217
800,300	China National Chemical Engineering Co. Ltd. Class A	869,404
286,000	China Oilfield Services Ltd. Class H	227,148
1,496,500	China Overseas Land & Investment Ltd.	2,312,413
32,500	China Pacific Insurance Group Co. Ltd. Class A	136,559
129,600	China Pacific Insurance Group Co. Ltd. Class H	445,574
14See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	China — continued
137,700	China Petroleum & Chemical Corp. Class A	90,017
459,500	China Resources Pharmaceutical Group Ltd. 144A	248,824
28,000	China Shenhua Energy Co. Ltd. Class A	160,488
313,800	China Taiping Insurance Holdings Co. Ltd.	724,559
9,200	China Tourism Group Duty Free Corp. Ltd. Class A	72,945
785,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	578,748
1,374,000	CITIC Ltd.	1,868,392
61,700	CITIC Securities Co. Ltd. Class A	261,224
77,900	CMOC Group Ltd. Class A	202,913
996,000	CMOC Group Ltd. Class H	1,944,907
38,900	CNGR Advanced Material Co. Ltd. Class A	251,921
121,279	Contemporary Amperex Technology Co. Ltd. Class A	7,051,152
61,800	COSCO SHIPPING Holdings Co. Ltd. Class A	120,764
526,000	COSCO SHIPPING Holdings Co. Ltd. Class H (a)	873,326
115,300	CRRC Corp. Ltd. Class A	88,515
1,062,000	CRRC Corp. Ltd. Class H	609,136
535,252	DiDi Global, Inc., ADR*(a)	1,793,094
56,736	Fiberhome Telecommunication Technologies Co. Ltd. Class A *	620,040
33,800	Ganfeng Lithium Group Co. Ltd. Class H 144A	218,005
8,300	G-bits Network Technology Xiamen Co. Ltd. Class A	439,661
1,271,000	Geely Automobile Holdings Ltd.	2,740,323
64,800	GF Securities Co. Ltd. Class H	141,038
515,500	Giant Network Group Co. Ltd. Class A	2,102,501
461,500	Great Wall Motor Co. Ltd. Class H	519,803
300,000	Guangdong Investment Ltd.	297,606
35,500	Guotai Haitong Securities Co. Ltd.	95,416
268,900	H World Group Ltd.	1,128,713
30,000	Haier Smart Home Co. Ltd. Class A	90,427
1,422,400	Haier Smart Home Co. Ltd. Class H	3,639,988
23,700	Hangzhou Chang Chuan Technology Co. Ltd. Class A	1,203,640
336,271	Hangzhou Robam Appliances Co. Ltd. Class A	725,382
516,000	Hansoh Pharmaceutical Group Co. Ltd. 144A	1,952,952
35,100	Hengtong Optic-electric Co. Ltd. Class A	571,211
8,780	Hesai Group*	157,327
341,291	Hongfa Technology Co. Ltd. Class A	1,740,947
34,500	Huatai Securities Co. Ltd. Class A	105,134
182,000	Huatai Securities Co. Ltd. Class H (a) 144A	388,701
1,332,490	Huaxia Bank Co. Ltd. Class A	1,254,665
764,300	Huayu Automotive Systems Co. Ltd. Class A	1,747,338
301,200	Industrial & Commercial Bank of China Ltd. Class A	313,619
7,134,000	Industrial & Commercial Bank of China Ltd. Class H	5,855,192
278,500	Innovent Biologics, Inc.* 144A	2,838,645
253,050	JD Health International, Inc.* 144A	1,065,601
1,176,100	JD Logistics, Inc.* 144A	1,766,961
299,550	JD.com, Inc. Class A	3,812,260
319,000	Jiangxi Copper Co. Ltd. Class H	1,266,779
121,690	Kanzhun Ltd., ADR	1,566,150
128,550	KE Holdings, Inc., ADR(a)	1,867,831
142,800	KE Holdings, Inc. Class A	688,200
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	China — continued
403,100	Kuaishou Technology 144A	2,154,098
284,000	Kunlun Energy Co. Ltd.	232,922
85,300	Legend Holdings Corp. Class H 144A	155,754
1,132,000	Lenovo Group Ltd.	3,382,139
960,500	Li Ning Co. Ltd.	1,811,042
1,454,000	Lonking Holdings Ltd.	482,941
98,971	Luckin Coffee, Inc., ADR*(a)	2,738,528
446,950	Meituan Class B * 144A	3,942,347
718,550	Midea Group Co. Ltd. Class A	7,994,410
32,200	Midea Group Co. Ltd. Class H (a)	340,032
832,000	MMG Ltd.*(a)	742,812
55,864	Montage Technology Co. Ltd. Class A	2,620,816
179,600	NetEase, Inc.	4,623,293
365,800	New China Life Insurance Co. Ltd. Class H	2,157,159
314,700	New Oriental Education & Technology Group, Inc.	1,444,691
207,000	Ningxia Baofeng Energy Group Co. Ltd. Class A	612,833
353,120	NIO, Inc. Class A *	1,791,818
215,200	Nongfu Spring Co. Ltd. Class H 144A	1,092,436
40,238	PDD Holdings, Inc., ADR*	3,069,355
2,666,000	People's Insurance Co. Group of China Ltd. Class H	1,599,931
91,700	PetroChina Co. Ltd. Class A	116,121
428,000	PetroChina Co. Ltd. Class H	460,866
51,732	Ping An Insurance Group Co. of China Ltd. Class A	364,795
1,529,500	Ping An Insurance Group Co. of China Ltd. Class H (a)	10,003,212
8,358	Piotech, Inc. Class A (b)	1,024,826
14,500	Pony AI, Inc. Class A *	101,071
138,300	Postal Savings Bank of China Co. Ltd. Class A	100,469
106,600	Qinghai Salt Lake Industry Co. Ltd. Class A *	475,605
154,900	Rongsheng Petrochemical Co. Ltd. Class A	245,400
16,700	Shandong Gold Mining Co. Ltd. Class A	56,946
634,000	Shanghai Construction Group Co. Ltd. Class A	207,837
224,500	Shanghai Putailai New Energy Technology Group Co. Ltd.	960,264
60,200	Shanjin International Gold Co. Ltd. Class A	150,800
96,800	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,940,752
618,100	Shenzhou International Group Holdings Ltd.	3,113,530
403,000	Silergy Corp.	7,740,313
1,836,000	Sino Biopharmaceutical Ltd.	1,035,441
212,000	Sinoma International Engineering Co. Class A	223,636
97,500	Sinoma Science & Technology Co. Ltd. Class A	1,304,978
272,000	Sinotruk Hong Kong Ltd.	1,341,563
237,900	Sunny Optical Technology Group Co. Ltd.	1,859,197
174,542	TAL Education Group, ADR*	1,670,367
822,900	Tencent Holdings Ltd.	45,354,001
226,000	Tianneng Power International Ltd.(a)	136,665
888,400	Tongcheng Travel Holdings Ltd.(c)	1,361,703
204,000	TravelSky Technology Ltd. Class H *	211,055
23,600	Trip.com Group Ltd.*	937,408
1,113,000	Uni-President China Holdings Ltd.(a)	959,292
101,365	Vipshop Holdings Ltd., ADR	1,344,100
16See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	China — continued
31,300	Weichai Power Co. Ltd. Class A	126,965
677,000	Weichai Power Co. Ltd. Class H	2,974,371
999,800	Wilmar International Ltd.	2,800,565
11,600	WuXi AppTec Co. Ltd. Class A	213,546
77,800	WuXi AppTec Co. Ltd. Class H 144A	1,529,919
62,200	XD, Inc.*(a)(c)	354,449
493,000	Xiaomi Corp. Class B * 144A	1,367,224
1,044,549	Yifeng Pharmacy Chain Co. Ltd. Class A	2,769,863
531,400	YTO Express Group Co. Ltd. Class A	1,236,453
42,250	Yum China Holdings, Inc.	1,720,296
170,301	Yunnan Aluminium Co. Ltd. Class A	554,821
68,900	Yunnan Baiyao Group Co. Ltd. Class A	480,987
81,800	Zhejiang Chint Electrics Co. Ltd. Class A	303,088
590,500	Zhejiang Dahua Technology Co. Ltd. Class A	1,440,035
508,000	Zhejiang Expressway Co. Ltd. Class H	384,451
160,800	Zhejiang Leapmotor Technology Co. Ltd. Class H *(a) 144A	709,177
141,200	Zhejiang Longsheng Group Co. Ltd. Class A	252,674
238,700	Zhejiang NHU Co. Ltd. Class A	999,760
5,800	Zhongji Innolight Co. Ltd. Class A	1,096,851
1,957,500	Zhongsheng Group Holdings Ltd.*	1,211,969
297,500	Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,526,349
99,100	Zijin Mining Group Co. Ltd. Class A	367,978
194,000	Zijin Mining Group Co. Ltd. Class H	682,477
18,500	ZTE Corp. Class A *	99,259
153,400	ZTO Express Cayman, Inc.	3,390,828
14,104	ZTO Express Cayman, Inc., ADR(a)	315,648
		287,852,503
	Colombia — 0.1%
20,438	Grupo Cibest SA	462,343
8,613	Grupo Cibest SA, ADR	684,130
33,752	Interconexion Electrica SA ESP	288,771
		1,435,244
	Czech Republic — 0.1%
10,002	CEZ AS	585,265
5,901	Komercni Banka AS	270,499
20,057	Moneta Money Bank AS 144A	175,988
		1,031,752
	Greece — 0.2%
225,107	Eurobank SA	1,076,372
65,695	Jumbo SA	1,687,703
17,171	National Bank of Greece SA	297,112
58,184	Piraeus Bank SA*	606,615
		3,667,802
	Hong Kong — 0.3%
4,000	Orient Overseas International Ltd.(a)	62,369
3,108,500	WH Group Ltd. 144A	3,295,720
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Hong Kong — continued
53,400	Zijin Gold International Co. Ltd.	605,556
		3,963,645
	Hungary — 0.4%
32,435	MOL Hungarian Oil & Gas PLC*	385,427
25,498	OTP Bank Nyrt	3,768,420
63,983	Richter Gedeon Nyrt	2,477,643
		6,631,490
	India — 9.4%
22,209	Ajanta Pharma Ltd.	807,592
15,817	Alkem Laboratories Ltd.	939,793
17,237	APL Apollo Tubes Ltd.	328,659
11,383	Apollo Hospitals Enterprise Ltd.	1,041,942
899,317	Ashok Leyland Ltd.	1,516,533
68,535	Asian Paints Ltd.	1,917,437
20,899	AU Small Finance Bank Ltd. 144A	230,507
44,953	Aurobindo Pharma Ltd.	747,929
60,292	Axis Bank Ltd.	866,601
18,172	Bajaj Auto Ltd.	1,873,564
30,693	Bajaj Finserv Ltd.	576,913
763,215	Bank of Baroda	2,222,859
758,473	Bharat Petroleum Corp. Ltd.	2,447,387
74,783	Bharti Airtel Ltd.	1,467,954
397	Bosch Ltd.	168,832
14,200	BSE Ltd.*	585,957
1,180,323	Canara Bank	1,577,107
379,279	Cipla Ltd.	5,898,639
55,657	Coal India Ltd.	259,220
36,149	Cummins India Ltd.	2,185,252
179,820	Dr. Reddy's Laboratories Ltd., ADR(a)	2,605,592
31,701	Eicher Motors Ltd.	2,390,247
8,940	GE Vernova T&D India Ltd.	473,519
6,000	GlaxoSmithKline Pharmaceuticals Ltd.	155,490
29,205	Glenmark Pharmaceuticals Ltd.	684,940
20,767	Grasim Industries Ltd.	682,929
94,546	Great Eastern Shipping Co. Ltd.	1,481,679
154,785	HCL Technologies Ltd.	1,759,690
9,900	HDFC Asset Management Co. Ltd. 144A	279,420
1,909,896	HDFC Bank Ltd.	16,206,163
23,184	HDFC Bank Ltd., ADR	598,843
106,287	HDFC Life Insurance Co. Ltd. 144A	646,957
41,198	Hero MotoCorp Ltd.	2,100,215
271,755	Hindalco Industries Ltd.	2,773,322
27,740	Hindustan Aeronautics Ltd.(c)	1,287,778
534,444	Hindustan Petroleum Corp. Ltd.	2,236,185
12,054	Hindustan Unilever Ltd.	270,874
481	Hitachi Energy India Ltd.	179,413
196,697	ICICI Bank Ltd.	2,874,458
18See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	India — continued
98,928	ICICI Bank Ltd., ADR	2,871,880
1,566,266	Indian Oil Corp. Ltd.	2,312,750
812,302	Indraprastha Gas Ltd.	1,425,238
218,196	Infosys Ltd.	2,318,973
376,856	Infosys Ltd., ADR(a)	3,953,219
13,137	Jindal Stainless Ltd.	96,892
94,589	Kfin Technologies Ltd.	879,967
595,267	Kotak Mahindra Bank Ltd.	2,497,202
2,248	Larsen & Toubro Ltd.	99,031
10,251	Laurus Labs Ltd. 144A	165,396
126,310	LIC Housing Finance Ltd.	760,362
2,426	LTM Ltd. 144A	91,287
95,210	Lupin Ltd.	2,439,422
31,191	Mahindra & Mahindra Financial Services Ltd.	105,040
59,723	Mahindra & Mahindra Ltd.	1,958,265
22,635	MakeMyTrip Ltd.*(a)	1,206,219
218,377	Marico Ltd.	1,939,110
61	MRF Ltd.	82,287
47,444	Muthoot Finance Ltd.	1,512,558
15,625	Natco Pharma Ltd.	154,668
272,959	National Aluminium Co. Ltd.	986,303
156,754	Nestle India Ltd.	2,353,768
1,742,604	NMDC Ltd.	1,578,849
231,123	Oil & Natural Gas Corp. Ltd.	573,826
1,827	Oracle Financial Services Software Ltd.	208,339
95,707	PB Fintech Ltd.*	1,662,575
369,868	Petronet LNG Ltd.	1,102,428
57,896	Pidilite Industries Ltd.	976,992
14,096	Polycab India Ltd.	1,488,779
114,502	Power Finance Corp. Ltd.	517,682
603,697	Power Grid Corp. of India Ltd.	1,836,960
1,348,083	Punjab National Bank	1,526,298
7,340	Radico Khaitan Ltd.	306,714
122,738	REC Ltd.	474,093
525,198	Reliance Industries Ltd.	7,231,994
343,564	Samvardhana Motherson International Ltd.	545,200
52,991	Shriram Finance Ltd.	592,558
6,789	Siemens Energy India Ltd.	267,223
7,313	Solar Industries India Ltd.	1,446,031
90,697	Sun Pharmaceutical Industries Ltd.	1,791,087
16,721	Sun TV Network Ltd.	91,783
125,724	Tata Consultancy Services Ltd.	2,713,143
154,420	Tata Motors Ltd./new	697,764
393,482	Tata Motors Passenger Vehicles Ltd.	1,475,537
204,529	Tata Steel Ltd.	409,912
91,398	Tech Mahindra Ltd.	1,361,596
3,234	Titan Co. Ltd.	151,685
22,708	Torrent Pharmaceuticals Ltd.	1,118,238
13,572	TVS Motor Co. Ltd.	501,830
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	India — continued
1,152,120	Union Bank of India Ltd.	2,118,892
674,741	UPL Ltd.	4,099,434
104,869	Vedanta Aluminium Metal Ltd.*	499,425
104,869	Vedanta Iron & Steel Ltd.*	39,506
104,869	Vedanta Ltd.	313,819
104,869	Vedanta Oil & Gas Ltd.*	35,784
104,869	Vedanta Power Ltd.*	44,724
10,194	WAAREE Energies Ltd.	320,435
933,104	Wipro Ltd.	1,691,493
3,998,823	Yes Bank Ltd.*	1,027,651
149,106	Zydus Lifesciences Ltd.	1,763,483
		142,161,990
	Indonesia — 0.8%
3,002,700	Astra International Tbk. PT	759,034
11,010,100	Bank Central Asia Tbk. PT	3,428,870
10,671,100	Bank Mandiri Persero Tbk. PT	2,304,873
411,100	Bank Negara Indonesia Persero Tbk. PT	72,970
26,958,600	Bank Rakyat Indonesia Persero Tbk. PT	4,133,306
4,505,500	Perusahaan Gas Negara Persero Tbk. PT	345,107
847,800	United Tractors Tbk. PT	1,092,322
		12,136,482
	Italy — 0.2%
35,765	Coca-Cola HBC AG Class DI	2,335,964
	Japan — 0.1%
87,300	Nexon Co. Ltd.(a)	1,161,761
	Kazakhstan — 0.3%
49,401	Kaspi.KZ JSC, ADR	4,280,103
	Kuwait — 0.3%
1,583,413	Kuwait Finance House KSCP	3,922,275
150,732	Mobile Telecommunications Co. KSCP	296,391
400,685	National Bank of Kuwait SAKP	1,043,867
		5,262,533
	Luxembourg — 0.0%
7,658	Reinet Investments SCA	211,789
	Macau — 0.2%
802,000	Galaxy Entertainment Group Ltd.	3,020,352
	Malaysia — 0.7%
1,134,500	AMMB Holdings Bhd.	1,776,558
32,900	Hong Leong Bank Bhd.	173,105
25,900	Kuala Lumpur Kepong Bhd.	134,572
658,600	Malayan Banking Bhd.	1,744,674
20See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Malaysia — continued
273,700	MISC Bhd.	523,377
93,800	Petronas Dagangan Bhd.	435,593
729,200	Press Metal Aluminium Holdings Bhd.	1,373,391
981,700	RHB Bank Bhd.	1,999,330
1,318,900	SD Guthrie Bhd.	1,934,006
1,023,400	Sime Darby Bhd.	539,843
		10,634,449
	Mexico — 2.5%
78,776	America Movil SAB de CV, ADR	2,047,388
187,380	Arca Continental SAB de CV(a)	2,242,501
226,944	Cemex SAB de CV, ADR	2,723,328
30,542	Coca-Cola Femsa SAB de CV, ADR	3,245,088
309,671	Credito Real SAB de CV SOFOM ER*(b)(d)	—
88,379	Fomento Economico Mexicano SAB de CV, ADR	11,303,674
565,768	Grupo Financiero Banorte SAB de CV Class O	5,996,437
215,200	Grupo Mexico SAB de CV(a)	2,433,812
26,800	Industrias Penoles SAB de CV	1,170,680
56,330	Promotora y Operadora de Infraestructura SAB de CV	895,445
668,000	Sigma Foods SAB de CV(a)	613,572
6,500	Southern Copper Corp.	1,132,690
162,906	Unifin Financiera SAB de CV*(b)(d)	—
1,072,557	Wal-Mart de Mexico SAB de CV(a)	3,146,392
		36,951,007
	Netherlands — 0.2%
43,806	Heineken Holding NV	3,343,956
	Panama — 0.3%
29,281	Copa Holdings SA Class A	4,555,245
	Peru — 0.9%
13,393	Cia de Minas Buenaventura SAA, ADR	392,281
32,096	Credicorp Ltd.	12,503,960
		12,896,241
	Philippines — 0.2%
19,640	Ayala Corp.	134,309
29,090	GT Capital Holdings, Inc.	230,509
122,040	International Container Terminal Services, Inc.	1,781,714
784,860	Metropolitan Bank & Trust Co.	833,431
		2,979,963
	Poland — 0.7%
216,407	Allegro.eu SA* 144A	2,178,950
13,930	Asseco Poland SA	621,207
26,283	KGHM Polska Miedz SA	2,321,924
27	LPP SA	131,395
203,536	Orange Polska SA	775,458
15,285	Powszechna Kasa Oszczednosci Bank Polski SA	419,766
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
Poland — continued
148,142	Powszechny Zaklad Ubezpieczen SA	2,588,116
42,516	Tauron Polska Energia SA	103,124
9,262	XTB SA 144A	263,636
75,965	Zabka Group SA*	549,975
9,953,551
Portugal — 0.2%
141,089	Jeronimo Martins SGPS SA	2,704,169
Qatar — 0.4%
49,867	Industries Qatar QSC	151,098
366,325	Ooredoo QPSC	1,334,443
41,715	Qatar International Islamic Bank QSC	127,317
233,868	Qatar Islamic Bank QPSC	1,406,910
539,798	Qatar National Bank QPSC	2,557,887
52,585	Qatar Navigation QSC	147,283
5,724,938
Russia — 0.0%
214,920	Evraz PLC*(b)(d)(e)	—
7,610	Gazprom Neft PJSC*(b)(d)(e)	—
1,043,282	Gazprom PJSC*(b)(d)(e)	—
99,121	Globaltrans Investment PLC, GDR*(b)(c)(d)(e)	—
1,645,900	GMK Norilskiy Nickel PAO*(b)(d)(e)	—
5,000	HeadHunter Group PLC, ADR*(b)(d)(e)	—
44,258	LSR Group PJSC*(b)(d)(e)	—
136,755	LUKOIL PJSC*(b)(d)(e)	—
8,543	Magnit PJSC*(b)(d)(e)	—
984,659	Magnitogorsk Iron & Steel Works PJSC*(b)(d)(e)	—
9	MMC Norilsk Nickel PJSC, ADR*(b)(d)(e)	—
154,250	Novatek PJSC*(b)(d)(e)	—
1,715,500	Novolipetsk Steel PJSC*(b)(d)(e)	—
5,323	PhosAgro PJSC*(b)(d)(e)(f)	—
103	PhosAgro PJSC*(b)(d)(e)(f)	—
2	PhosAgro PJSC, GDR*(b)(c)(d)(e)	—
250,620	Polyus PJSC*(b)(d)(e)	—
1	Polyus PJSC, GDR*(b)(c)(d)(e)	—
4,954	Ros Agro PLC, GDR*(b)(c)(d)(e)	—
5,496,180	Sberbank of Russia PJSC*(b)(d)(e)	—
105,511	Severstal PAO, GDR*(b)(c)(d)(e)	—
25,625,090	Surgutneftegas PAO*(b)(d)(e)	—
598,704	Tatneft PJSC*(b)(d)(e)	—
16,391	TCS Group Holding PLC, GDR*(b)(d)(e)	—
8,773	T-Tekhnologii MKPAO, GDR*(b)(c)(d)(e)	—
47,122	X5 Retail Group NV, GDR*(b)(c)(d)(e)	—
0
Saudi Arabia — 1.5%
92,445	Al Rajhi Bank	1,622,929
274,566	Arab National Bank	1,516,328
22See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Saudi Arabia — continued
61,872	Bank Al-Jazira	191,415
436,140	Banque Saudi Fransi	2,252,631
65,011	Etihad Etisalat Co.	1,046,587
46,524	Jarir Marketing Co.	207,555
161,113	Mobile Telecommunications Co. Saudi Arabia*	453,796
7,747	Mouwasat Medical Services Co.	131,544
362,353	Riyad Bank	1,921,545
66,735	SABIC Agri-Nutrients Co.	2,199,121
494,196	Saudi Arabian Oil Co. 144A	3,431,916
262,376	Saudi Awwal Bank	2,259,890
52,557	Saudi Basic Industries Corp.	721,216
132,158	Saudi Energy Co.	626,298
211,564	Saudi Investment Bank	755,647
341,962	Saudi National Bank	3,521,315
38,690	Savola Group	294,771
30,716	Yanbu National Petrochemical Co.	240,174
		23,394,678
	Singapore — 0.2%
28,650	Sea Ltd., ADR*	2,745,530
	South Africa — 2.3%
59,615	AVI Ltd.	365,418
110,504	Bid Corp. Ltd.	3,013,220
5,371	Capitec Bank Holdings Ltd.	1,555,284
23,353	Discovery Ltd.	377,042
32,407	Exxaro Resources Ltd.	400,529
92,856	Gold Fields Ltd., ADR	3,119,033
27,655	Impala Platinum Holdings Ltd.	289,061
150,231	Investec Ltd.	1,182,190
48,766	Kumba Iron Ore Ltd.	866,113
688,077	Momentum Group Ltd.	1,709,678
282,494	MTN Group Ltd.	3,929,683
56,957	Naspers Ltd. Class N	2,855,076
657,277	Old Mutual Ltd.	537,622
50,935	OUTsurance Group Ltd.	244,239
1,116,952	Redefine Properties Ltd., REIT	435,809
200,697	Sanlam Ltd.	1,082,526
56,846	Sasol Ltd.*	561,709
204,188	Shoprite Holdings Ltd.	3,673,672
498,321	Sibanye Stillwater Ltd.	1,055,402
256,999	Standard Bank Group Ltd.	5,060,250
6,811	Tiger Brands Ltd.(a)	123,274
16,191	Valterra Platinum Ltd.	1,084,953
100,088	Vodacom Group Ltd.	926,264
		34,448,047
	South Korea — 20.4%
35,974	Coupang, Inc.*	624,868
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	South Korea — continued
2,122	DB Insurance Co. Ltd.	183,939
81,907	Doosan Bobcat, Inc.	3,286,015
526	Doosan Co. Ltd.	511,649
3,717	Ecopro BM Co. Ltd.	344,250
4,660	GS Holdings Corp.	199,008
45,166	Hana Financial Group, Inc.	3,347,674
83,851	Hankook Tire & Technology Co. Ltd.	3,363,212
919	Hanwha Aerospace Co. Ltd.	591,953
13,714	Hanwha Engine*	453,515
850	Hanwha Ocean Co. Ltd.*	55,280
5,628	Hanwha Systems Co. Ltd.	264,352
11,803	HD Hyundai Co. Ltd.	1,525,130
4,102	HD Hyundai Electric Co. Ltd.	2,600,383
2,027	HD Hyundai Heavy Industries Co. Ltd.	778,927
2,917	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	662,073
422	Hyosung Heavy Industries Corp.	946,929
16,245	Hyundai Glovis Co. Ltd.	1,930,048
10,338	Hyundai Mobis Co. Ltd.	3,362,883
3,467	Hyundai Motor Co.	1,116,309
46,708	Industrial Bank of Korea	601,693
7,835	JB Financial Group Co. Ltd.	125,786
64,511	KB Financial Group, Inc.	6,633,890
54,233	Kia Corp.	4,855,763
34,351	Korea Electric Power Corp.	819,451
4,081	Korea Investment Holdings Co. Ltd.	589,624
2,232	Krafton, Inc.	340,832
121,653	KT Corp., ADR	2,102,164
7,103	LEENO Industrial, Inc.	388,686
3,764	LG Chem Ltd.	683,775
7,481	LG Corp.	471,678
73,856	LG Display Co. Ltd.*	559,475
19,261	LG Electronics, Inc.	2,565,997
1,874	LG Innotek Co. Ltd.	1,208,797
179,896	LG Uplus Corp.	1,629,155
1,788	LOTTE Fine Chemical Co. Ltd.	50,804
2,360	LS Electric Co. Ltd.	366,295
24,756	Netmarble Corp. 144A	599,144
84,482	NH Investment & Securities Co. Ltd. Class C	1,614,416
4,108	Posco International Corp.	130,113
8,975	Samsung C&T Corp.	2,745,963
10,431	Samsung E&A Co. Ltd.	322,945
4,375	Samsung Electro-Mechanics Co. Ltd.	6,325,289
528,820	Samsung Electronics Co. Ltd.	115,609,066
560	Samsung Episholdings Co. Ltd.*	156,536
22,878	Samsung Heavy Industries Co. Ltd.*	345,794
89,041	Shinhan Financial Group Co. Ltd.	5,517,236
53,885	SK Hynix, Inc.	95,070,134
22,205	SK Square Co. Ltd.	24,732,115
2,790	SK, Inc.	1,521,520
24See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	South Korea — continued
1,702	S-Oil Corp.	115,804
118,341	Woori Financial Group, Inc.	2,220,634
		307,168,971
	Taiwan — 23.3%
52,000	Accton Technology Corp.	4,111,744
221,792	Advantech Co. Ltd.	3,467,724
6,000	All Ring Tech Co. Ltd.	190,675
64,000	Ardentec Corp.	449,994
354,000	ASE Technology Holding Co. Ltd.	7,644,478
28,000	Asia Vital Components Co. Ltd.	2,245,436
6,000	ASPEED Technology, Inc.	3,137,218
87,000	Asustek Computer, Inc.*	1,921,245
482,000	Cathay Financial Holding Co. Ltd.	1,498,033
644,000	Chang Hwa Commercial Bank Ltd.	486,128
147,000	Chroma ATE, Inc.	10,087,501
1,000	Chunghwa Precision Test Tech Co. Ltd.	97,018
3,502,000	Compal Electronics, Inc.	3,944,803
804,000	CTBC Financial Holding Co. Ltd.	1,799,094
171,000	Delta Electronics, Inc.	10,584,003
1,254,123	E.Sun Financial Holding Co. Ltd.	1,359,685
176,000	Elan Microelectronics Corp.	1,050,030
16,000	Elite Material Co. Ltd.	2,738,047
1,787,000	Eva Airways Corp.	2,528,593
331,000	Evergreen Marine Corp. Taiwan Ltd.	1,919,424
2,164,000	Far Eastern New Century Corp.	1,939,299
1,717,000	First Financial Holding Co. Ltd.	1,769,608
265,000	Formosa Chemicals & Fibre Corp.	455,108
287,000	Formosa Plastics Corp.	491,651
21,000	Genius Electronic Optical Co. Ltd.	436,587
10,000	Global Unichip Corp.	1,557,270
12,000	Gold Circuit Electronics Ltd.	456,780
765,000	Hon Hai Precision Industry Co. Ltd.	6,132,582
6,000	Hon Precision, Inc.	1,240,187
5,000	King Slide Works Co. Ltd.	1,168,622
7,000	L&K Engineering Co. Ltd.	204,401
158,000	MediaTek, Inc.	21,574,959
105,000	Mega Financial Holding Co. Ltd.	152,344
120,000	Novatek Microelectronics Corp.	2,035,102
609,000	Pegatron Corp.	1,607,104
9,000	PharmaEssentia Corp.	381,018
14,000	Phison Electronics Corp.	1,061,318
1,497,000	Pou Chen Corp.	1,194,237
223,998	President Chain Store Corp.	1,568,322
461,000	Primax Electronics Ltd.	958,382
327,000	Radiant Opto-Electronics Corp.	896,096
122,000	Realtek Semiconductor Corp.	3,116,899
74,000	Simplo Technology Co. Ltd.	978,433
131,000	Sitronix Technology Corp.	1,380,868
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Taiwan — continued
10,000	Syntec Technology Co. Ltd.	635,601
107,000	TA Chen Stainless Pipe	135,383
980	Taiwan Business Bank	547
2,751,924	Taiwan Semiconductor Manufacturing Co. Ltd.	211,316,516
1,574,000	TS Financial Holding Co. Ltd.	1,649,295
16,000	Unimicron Technology Corp.	544,794
1,311,000	United Microelectronics Corp.*	7,032,883
49,000	Voltronic Power Technology Corp.	1,676,353
354,000	Winbond Electronics Corp.	2,334,200
63,000	WNC Corp.	518,110
100,000	WPG Holdings Ltd.	338,656
18,000	WT Microelectronics Co. Ltd.	123,075
188,000	Yageo Corp.	6,801,088
572,550	Yuanta Financial Holding Co. Ltd.	1,190,564
92,000	Zhen Ding Technology Holding Ltd.	1,839,566
		350,154,681
	Thailand — 0.9%
197,900	Advanced Info Service PCL, NVDR	2,197,734
679,000	Bangkok Bank PCL, NVDR	3,684,793
55,500	Bumrungrad Hospital PCL, NVDR	316,987
136,500	Delta Electronics Thailand PCL, NVDR	1,358,869
1,427,400	Indorama Ventures PCL, NVDR	946,487
2,011,500	Krung Thai Bank PCL, NVDR	2,314,255
542,000	SCB X PCL	2,406,496
334,100	Thanachart Capital PCL, NVDR	681,757
		13,907,378
	Turkey — 0.6%
1,378,418	Akbank TAS	2,282,207
183,435	Aselsan Elektronik Sanayi Ve Ticaret AS	1,356,014
17,318	BIM Birlesik Magazalar AS	135,785
83,386	Haci Omer Sabanci Holding AS	174,711
563,864	KOC Holding AS	2,343,219
757,721	Turkcell Iletisim Hizmetleri AS	1,747,607
242,130	Turkiye Petrol Rafinerileri AS	1,179,123
		9,218,666
	United Arab Emirates — 0.6%
188,246	Abu Dhabi Commercial Bank PJSC	744,366
59,889	Abu Dhabi Islamic Bank PJSC	336,672
567,631	Aldar Properties PJSC	1,285,973
199,916	Dubai Electricity & Water Authority PJSC	151,093
77,457	Emaar Development PJSC	293,998
1,071,757	Emaar Properties PJSC	3,509,928
177,414	Emirates NBD Bank PJSC	1,434,533
421,410	First Abu Dhabi Bank PJSC	1,956,597
		9,713,160
26See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — 0.1%
20,766	Unilever PLC	1,247,188
	United States — 0.5%
148,300	BeOne Medicines Ltd. Class H *	3,235,466
72,275	Cognizant Technology Solutions Corp. Class A	2,799,211
67,222	Globant SA*(a)	1,945,405
		7,980,082
	Vietnam — 0.7%
1,295,200	Military Commercial Joint Stock Bank	1,239,269
1,419,900	Mobile World Investment Corp.	4,236,076
1,455,630	Vietnam Dairy Products JSC	3,042,118
1,955,400	Vietnam Prosperity JSC Bank	2,017,973
		10,535,436
	Zambia — 0.6%
328,792	First Quantum Minerals Ltd.*	8,977,905
	TOTAL COMMON STOCKS (COST $1,124,350,241)	1,435,319,832
	PREFERRED STOCKS — 2.1%
	Brazil — 1.0%
69,678	Axia Energia SA, 0.00%, Class C*	713,611
66	Axia Energia SA, 0.00%*(b)	666
501,700	Banco Bradesco SA, 8.32%	1,754,416
2,362,400	Cia Energetica de Minas Gerais, 10.44%	4,961,270
56,400	Gerdau SA, 3.27%	226,430
257,903	Itau Unibanco Holding SA, 8.18%	2,101,711
1,279,106	Itausa SA, 9.78%	3,306,531
339,700	Petroleo Brasileiro SA - Petrobras, 8.76%	2,480,832
		15,545,467
	India — 0.0%
151,872	TVS Motor Co. Ltd., 6.00%*	16,606
	South Korea — 1.1%
2,869	Hyundai Motor Co., 4.69%, Second-Preferred Stock	405,441
1,854	Hyundai Motor Co., 4.63%	263,810
115,002	Samsung Electronics Co. Ltd., 0.79%	16,102,567
		16,771,818
	TOTAL PREFERRED STOCKS (COST $20,406,992)	32,333,891

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 0.8%
	Mutual Fund - Securities Lending Collateral — 0.8%
11,874,386	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(g)(h)	11,874,386
	TOTAL SHORT-TERM INVESTMENT (COST $11,874,386)	11,874,386
	TOTAL INVESTMENTS — 98.3% (Cost $1,156,631,619)	1,479,528,109
	Other Assets and Liabilities (net) — 1.7%	25,415,565
	NET ASSETS — 100.0%	$1,504,943,674

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,025,492 which represents 0.1% of net assets. The aggregate tax cost of these securities held at June 30, 2026 was $85,149,369.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(e)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate cost of these securities held at June 30, 2026 was $84,398,697.

(f)	Securities are traded on separate exchanges for the same entity.
(g)	The rate disclosed is the 7-day net yield as of June 30, 2026.
(h)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $32,437,678 which represents 2.2% of net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
419	MSCI Emerging Markets E-mini Index	Sep 2026	$36,815,435	$451,762

28See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Abbreviations
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
NVDR	—	Non-Voting Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

Industry Sector Summary(Unaudited)	% of Net Assets
Technology	36.5
Financial	19.3
Communications	8.9
Industrial	8.5
Consumer, Cyclical	7.6
Consumer, Non-cyclical	7.3
Basic Materials	5.0
Energy	2.9
Utilities	1.2
Diversified	0.3
Short-Term Investment	0.8
Other Assets and Liabilities (net)	1.7
100.0%
30See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2026 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.9%
	Australia — 2.8%
13,757	Ampol Ltd.	312,180
28,085	Aristocrat Leisure Ltd.	1,197,280
1,562,648	Aurizon Holdings Ltd.	4,527,287
20,785	Austal Ltd.*	58,937
788,100	Bank of Queensland Ltd.(a)	3,452,168
1,114,622	Beach Energy Ltd.(a)	656,277
25,749	BlueScope Steel Ltd.	567,368
74,749	Brambles Ltd.	1,009,837
24,223	Capricorn Metals Ltd.	212,746
6,513	Codan Ltd.	200,187
41,228	Downer EDI Ltd.	230,207
4,047,665	Glencore PLC*	27,624,479
317,600	Harvey Norman Holdings Ltd.(a)	1,063,618
1,256,900	Helia Group Ltd.	4,827,220
765,100	Iluka Resources Ltd.(a)	3,776,689
232,693	Mirvac Group, REIT	278,009
949,025	Northern Star Resources Ltd.	12,507,474
218,071	OceanaGold Corp.	5,464,264
28,976	Orica Ltd.	477,093
1,494,000	Perenti Ltd.	2,319,700
835,959	Perseus Mining Ltd.	2,788,972
926,865	Qantas Airways Ltd.	6,867,895
568,600	QBE Insurance Group Ltd.	9,930,480
2,968	REA Group Ltd.(a)	286,964
34,775	Regis Resources Ltd.	145,652
113,890	Resolute Mining Ltd.*	74,792
84,200	Rio Tinto Ltd.(a)	10,032,605
110,110	Rio Tinto PLC, ADR	10,452,742
180,134	Santos Ltd.	894,904
20,707	SEEK Ltd.	193,777
426,700	Super Retail Group Ltd.(a)	3,908,503
137,272	Tabcorp Holdings Ltd.	79,612
234,917	Telstra Group Ltd.	826,708
175,933	Transurban Group	1,757,369
59,179	Vault Minerals Ltd.	171,355
590,901	Ventia Services Group Pty. Ltd.	2,541,339
54,019	Viva Energy Group Ltd. 144A	77,136
62,965	Wesfarmers Ltd.	3,954,322
34,296	West African Resources Ltd.*	63,740
43,777	Westgold Resources Ltd.	142,976
48,429	Whitehaven Coal Ltd.(a)	255,193
170,559	WiseTech Global Ltd.(a)	3,951,960
70,200	Woolworths Group Ltd.(a)	1,946,185
		132,108,201
	Austria — 0.4%
44,700	ANDRITZ AG	3,867,209
1,128	AT&S Austria Technologie & Systemtechnik AG*	272,571
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Austria — continued
30,613	BAWAG Group AG 144A	6,141,682
14,062	Erste Group Bank AG(b)	1,885,085
2,114	Erste Group Bank AG(b)	282,812
2,170	EVN AG	70,944
85,700	Kontron AG*	2,275,579
73,880	OMV AG	4,637,724
4,906	UNIQA Insurance Group AG	98,991
5,011	Verbund AG	318,490
1,416	Vienna Insurance Group AG Wiener Versicherung Gruppe	104,327
6,280	voestalpine AG	293,648
		20,249,062
	Belgium — 0.8%
6,368	Aedifica SA, REIT	514,148
27,200	Ageas SA	2,177,409
2,428	Deme Group NV	486,043
16,800	KBC Ancora	1,577,868
1,212	Melexis NV	108,315
21,907	Proximus SADP	146,555
107,517	UCB SA	32,213,772
11,647	Umicore SA	271,925
		37,496,035
	Brazil — 1.0%
87,600	Allos SA	474,900
339,936	NU Holdings Ltd. Class A *	4,541,545
229,860	Petroleo Brasileiro SA - Petrobras, Preferred ADR	3,365,150
224,600	Vale SA	3,379,447
45,428	Wheaton Precious Metals Corp.(b)	5,102,473
226,712	Wheaton Precious Metals Corp.(b)	25,494,014
79,300	Yara International ASA	3,487,778
		45,845,307
	Cambodia — 0.0%
1,014,000	NagaCorp Ltd.	457,787
	Canada — 6.8%
5,363	5N Plus, Inc.*	165,492
143,771	Agnico Eagle Mines Ltd.(a)(b)	22,330,486
30,442	Agnico Eagle Mines Ltd.(b)	4,722,467
134,631	Air Canada*	2,347,680
9,011	Alamos Gold, Inc. Class A (b)	273,394
16,542	Alamos Gold, Inc. Class A (a)(b)	501,361
45,588	Algonquin Power & Utilities Corp.(a)	267,985
282	Allied Gold Corp.*	6,698
4,731	Aritzia, Inc.*	521,502
4,532	Atco Ltd. Class I	236,702
27,595	Athabasca Oil Corp.*(a)	198,781
2,033	Badger Infrastructure Solutions Ltd.(a)	133,293
754,098	Barrick Mining Corp.(b)	27,698,019
32See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Canada — continued
146,600	Barrick Mining Corp.(b)	5,388,680
40,893	Baytex Energy Corp.(a)	164,004
11,620	BCE, Inc.(a)(b)	250,214
794	BCE, Inc.(b)	17,079
28,834	Bombardier, Inc. Class B *(a)	6,636,444
8,109	Brookfield Renewable Corp.	301,006
146,834	Cameco Corp.	14,956,511
19,140	Canada Packers, Inc.	258,348
5,418	Canadian Apartment Properties REIT	133,202
77,900	Canadian Imperial Bank of Commerce	8,967,491
33,478	Canadian National Railway Co.	3,991,917
16,577	Canadian Natural Resources Ltd.(b)	655,719
342,384	Canadian Natural Resources Ltd.(b)	13,524,168
41,389	Canadian Tire Corp. Ltd. Class A (a)	5,698,919
7,900	Canadian Utilities Ltd. Class A (a)	293,560
9,335	CCL Industries, Inc. Class B	608,428
969	Celestica, Inc.*(b)	353,491
6,201	Celestica, Inc.*(b)	2,260,726
281,852	Centerra Gold, Inc.(a)	4,467,913
12,821	CES Energy Solutions Corp.	149,740
37,300	CGI, Inc.	2,410,073
4,943	Constellation Software, Inc.(a)	9,302,421
91,813	Definity Financial Corp.(a)	4,869,082
9,915	Descartes Systems Group, Inc.*	686,515
4,132	Docebo, Inc.*	73,963
29,217	Dollarama, Inc.	3,863,749
166,700	Empire Co. Ltd. Class A	5,836,116
1,225	Exchange Income Corp.	114,241
76,670	Extendicare, Inc.(a)	1,895,201
49,400	Finning International, Inc.	3,488,206
5,041	First Capital Real Estate Investment Trust, REIT	82,219
4,453	Fortuna Mining Corp.*	37,633
198,614	Franco-Nevada Corp.	41,427,906
10,204	George Weston Ltd.	732,171
24,500	iA Financial Corp., Inc.	3,381,734
34,700	Imperial Oil Ltd.	3,895,205
14,230	K92 Mining, Inc.*	223,267
1,584	Kinaxis, Inc.*	170,006
657,102	Kinross Gold Corp.	15,520,749
2,314	Linamar Corp.	164,031
4,000	Loblaw Cos. Ltd.	181,399
1,811	Lundin Gold, Inc.	97,439
1,277	LunR Royalties Corp.*	17,016
88,239	Magna International, Inc.(b)	5,800,295
77,562	Magna International, Inc.(b)	5,092,721
173,000	Manulife Financial Corp.	7,013,892
67,786	MDA Space Ltd.*(a)	2,798,206
2,811	North West Co., Inc.	97,838
14,751	Northland Power, Inc.(a)	232,273
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Canada — continued
89,875	Nutrien Ltd.(a)(b)	5,660,145
28,407	Nutrien Ltd.(b)	1,788,221
222,145	Open Text Corp.(a)(b)	4,914,983
10,457	Open Text Corp.(b)	231,622
1,500	OR Royalties, Inc.(b)	47,445
3,116	OR Royalties, Inc.(a)(b)	98,636
122,700	Power Corp. of Canada(a)	7,646,967
79,958	Quebecor, Inc. Class B	3,814,877
7,847	RioCan Real Estate Investment Trust, REIT	125,497
22,081	Rogers Communications, Inc. Class B	717,632
121,267	Russel Metals, Inc.	5,141,293
66,149	Saputo, Inc.	1,915,349
12,764	SSR Mining, Inc.*	360,766
11,532	Stella-Jones, Inc.	637,095
99,600	Suncor Energy, Inc.(b)	5,356,462
450,732	Suncor Energy, Inc.(b)	24,195,294
1	Teck Resources Ltd. Class B (b)	59
170,207	Teck Resources Ltd. Class B (b)	10,133,840
4,942	TFI International, Inc.	709,523
7,164	Vermilion Energy, Inc.	67,127
9,127	Wesdome Gold Mines Ltd.*(a)	156,647
		321,706,467
	China — 2.0%
6,252,000	Agricultural Bank of China Ltd. Class H	4,265,540
203,367	Alibaba Group Holding Ltd.	2,429,857
312,000	Aluminum Corp. of China Ltd. Class H	297,911
947,000	BOC Hong Kong Holdings Ltd.	5,136,682
984,500	Budweiser Brewing Co. APAC Ltd. 144A	768,428
1,315,000	China CITIC Bank Corp. Ltd. Class H	1,116,487
644,000	China Coal Energy Co. Ltd. Class H	805,192
123,000	China Construction Bank Corp. Class H	126,746
2,971,000	China Galaxy Securities Co. Ltd. Class H	2,799,691
1,323,600	China International Capital Corp. Ltd. Class H 144A	3,559,795
869,000	China Life Insurance Co. Ltd. Class H	2,973,087
3,988,000	China National Building Material Co. Ltd. Class H	2,736,948
548,000	China Oilfield Services Ltd. Class H	435,234
1,330,000	China Sanjiang Fine Chemicals Co. Ltd.	460,701
396,000	China Southern Airlines Co. Ltd. Class H *	174,130
623,200	China Taiping Insurance Holdings Co. Ltd.	1,438,958
1,928,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,421,434
482,000	CIMC Enric Holdings Ltd.	442,672
544,000	CITIC Ltd.	739,742
584,000	COSCO SHIPPING Ports Ltd.	334,215
178,000	ENN Energy Holdings Ltd.	919,620
1,193,000	Geely Automobile Holdings Ltd.	2,572,152
97,001	Goldwind Science & Technology Co. Ltd. Class H	130,725
201,600	Guming Holdings Ltd.	544,726
172,000	Haier Smart Home Co. Ltd. Class H	440,156
34See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	China — continued
212,000	Hansoh Pharmaceutical Group Co. Ltd. 144A	802,375
119,900	Huaxin Building Materials Group Co. Ltd. Class H	177,191
2,914,000	Huishang Bank Corp. Ltd. Class H	1,605,008
10,564,000	Industrial & Commercial Bank of China Ltd. Class H	8,670,346
22,000	InnoCare Pharma Ltd. Class H * 144A	33,414
1,127,600	J&T Global Express Ltd.*	1,204,859
1,450,500	JD Logistics, Inc.* 144A	2,179,217
370,500	Kingboard Holdings Ltd.	5,641,882
2,356,000	Lenovo Group Ltd.	7,039,151
44,000	Li Ning Co. Ltd.	82,963
12,206	NetEase, Inc., ADR	1,564,077
86,000	Orient Securities Co. Ltd. Class H 144A	60,178
30,000	PICC Property & Casualty Co. Ltd. Class H	55,052
23,000	Precision Tsugami China Corp. Ltd.(c)	207,633
2,973,000	Sino Biopharmaceutical Ltd.	1,676,670
8,738,000	Sinofert Holdings Ltd.	1,428,744
1,437,500	Sinotruk Hong Kong Ltd.	7,090,064
83,000	SITC International Holdings Co. Ltd.	333,335
2,078,000	Sunshine Insurance Group Co. Ltd. Class H	902,919
291,000	Weichai Power Co. Ltd. Class H	1,278,496
1,878,500	Wuxi Biologics Cayman, Inc.* 144A	8,325,117
2,395,700	Yangzijiang Shipbuilding Holdings Ltd.(a)	6,362,384
23,150	ZTO Express Cayman, Inc.	511,719
138,928	ZTO Express Cayman, Inc., ADR	3,109,209
		97,412,832
	Colombia — 0.0%
11,280	Aris Mining Corp.*	168,185
5,933	Parex Resources, Inc.	89,450
		257,635
	Czech Republic — 0.1%
200,068	CSG NV*(a)	2,922,630
	Denmark — 1.3%
3,135	AL Sydbank	276,395
13,702	ALK-Abello AS	512,231
51,664	Ambu AS Class B	483,125
27,356	Carlsberg AS Class B	3,591,634
272,491	Coloplast AS Class B	15,548,604
169,900	Danske Bank AS	9,120,580
71,900	Dfds AS*	1,234,062
27,117	DSV AS	6,440,795
3,847	Genmab AS*	1,054,423
179,676	Genmab AS, ADR*	4,935,700
9,827	H Lundbeck AS	63,983
8,545	ISS AS	349,941
32,982	Jyske Bank AS	4,773,112
2,926	NKT AS*	438,404
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Denmark — continued
132,100	Novo Nordisk AS Class B	6,341,007
38,031	Novonesis Novozymes B Class B	2,404,663
731	Per Aarsleff Holding AS	82,656
1,595	Ringkjoebing Landbobank AS	378,977
5,510	Rockwool AS Class B	177,199
4,152	Royal Unibrew AS	274,103
3,946	Tryg AS	89,898
55,122	Vestas Wind Systems AS	1,558,276
		60,129,768
	Finland — 0.8%
81,813	Amer Sports, Inc.*	2,768,552
19,312	Kone OYJ Class B	1,099,691
79,200	Konecranes OYJ	2,436,019
23,496	Neste OYJ	764,260
485,742	Nokia OYJ(b)	6,434,189
19,379	Nokia OYJ(b)	258,948
876,489	Nokia OYJ, ADR	11,639,774
307,100	Nordea Bank Abp	5,836,053
14,544	Orion OYJ Class B (a)	1,197,329
91,700	Tieto OYJ(a)	1,919,744
66,000	Valmet OYJ(a)	1,595,642
26,713	Wartsila OYJ Abp	1,020,408
		36,970,609
	France — 7.2%
2,852	Air Liquide SA	565,139
100,939	Airbus SE(b)	22,480,469
3,519	Airbus SE(b)	782,494
151,680	AXA SA	7,606,364
291,301	BNP Paribas SA	34,067,268
70,155	Bollore SE	325,515
71,843	Bouygues SA	4,010,893
23,500	Capgemini SE	2,364,945
315,800	Carrefour SA	5,869,841
183,058	Cie de Saint-Gobain SA	16,583,319
77,000	Cie Generale des Etablissements Michelin SCA	2,976,003
263,437	Credit Agricole SA	5,302,522
12,521	Dassault Aviation SA	4,112,856
746,254	Dassault Systemes SE	15,208,663
30,277	Edenred SE	779,197
21,700	Eiffage SA	3,205,743
41,206	EssilorLuxottica SA	7,735,502
64,734	Gaztransport Et Technigaz SA	13,719,416
42,955	Gecina SA, REIT	3,616,036
19,400	Ipsen SA	3,744,808
48,500	IPSOS SA	1,933,308
204,256	Klepierre SA, REIT	8,544,778
250,562	Legrand SA	42,318,705
36See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	France — continued
5,327	L'Oreal SA	2,336,566
17,859	LVMH Moet Hennessy Louis Vuitton SE	9,895,816
125,400	Metropole Television SA(a)	1,726,820
131,469	Pernod Ricard SA	9,605,738
28,300	Publicis Groupe SA	2,798,826
35,500	Quadient SA(a)	479,132
176,812	Rubis SCA	6,207,742
77,920	Safran SA	30,825,502
20,263	Sartorius Stedim Biotech	4,210,760
9,505	SCOR SE	345,090
33,200	Societe BIC SA	2,164,115
102,748	Societe Generale SA	9,103,653
15,100	Sopra Steria Group	2,411,711
219,200	Television Francaise 1 SA(a)	1,669,519
5,837	Thales SA	1,500,589
644,030	TotalEnergies SE	50,059,410
26,812	Vivendi SE	66,291
360	Vusion(a)	51,985
		343,313,049
	Georgia — 0.1%
45,361	Lion Finance Group PLC	6,826,389
4,128	TBC Bank Group PLC	242,945
		7,069,334
	Germany — 5.5%
27,273	adidas AG	5,595,226
256	AIXTRON SE	15,407
3,020	Aumovio SE*	124,259
42,673	Aurubis AG	8,841,817
181,246	Bayer AG	10,026,154
61,000	Bayerische Motoren Werke AG	3,994,274
112,005	Beiersdorf AG	9,647,351
14,100	Bilfinger SE	1,295,641
181,611	Commerzbank AG	7,732,363
3,716	CTS Eventim AG & Co. KGaA	216,936
170,700	Daimler Truck Holding AG	8,237,249
219,400	Deutsche Bank AG	7,433,224
117,755	Deutsche Boerse AG	32,151,181
122,300	Deutsche Post AG	7,425,682
206,917	Deutsche Telekom AG	5,642,801
24,485	Fresenius SE & Co. KGaA	1,118,823
9,654	GEA Group AG	662,639
20,102	Heidelberg Materials AG	3,836,923
164,636	HUGO BOSS AG(a)	7,072,998
291,137	Infineon Technologies AG	27,196,199
1,621	IONOS Group SE*	50,490
73,600	Jenoptik AG	3,951,107
10,309	KION Group AG	457,098
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Germany — continued
16,578	Krones AG	2,126,435
85,400	Mercedes-Benz Group AG	4,289,107
3,152	MTU Aero Engines AG	1,311,773
8,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,468,656
26,320	Nemetschek SE	1,592,877
7,562	Nordex SE*	399,476
10,851	OHB SE	3,504,842
7,668	Rheinmetall AG	8,684,877
156,646	SAP SE	24,003,889
30,960	SAP SE, ADR	4,771,246
40,899	Scout24 SE 144A	3,383,699
107,545	Siemens Energy AG	20,395,191
256,511	Symrise AG	25,758,313
25,000	Talanx AG	3,161,702
		260,577,925
	Greece — 0.3%
361,746	National Bank of Greece SA	6,259,338
634,557	Piraeus Bank SA*	6,615,767
		12,875,105
	Guernsey — 0.0%
1,477	Super Group SGHC Ltd.	20,013
	Hong Kong — 1.8%
1,181,200	AIA Group Ltd.	10,835,011
15,600	ASMPT Ltd.	481,409
30,000	Bank of East Asia Ltd.	48,033
505,500	CK Asset Holdings Ltd.	2,861,472
96,500	CLP Holdings Ltd.	902,065
454,000	Cowell e Holdings, Inc.	1,362,966
2,004,000	Hang Lung Properties Ltd.	1,766,932
1,141,000	Henderson Land Development Co. Ltd.	3,621,195
233,000	HKT Trust & HKT Ltd.	346,556
576,900	Hong Kong Exchanges & Clearing Ltd.	26,815,566
333,900	Hongkong Land Holdings Ltd.	2,389,250
239,000	Hysan Development Co. Ltd.	504,838
6,500	Johnson Electric Holdings Ltd.	16,195
893,000	Kerry Properties Ltd.	2,060,310
635,500	Link REIT, REIT	2,964,973
20,000	Luk Fook Holdings International Ltd.	56,643
11,340	Melco Resorts & Entertainment Ltd., ADR*	59,762
85,500	MTR Corp. Ltd.	333,644
260,000	Pacific Basin Shipping Ltd.	89,885
255,000	PCCW Ltd.	173,505
81,000	Power Assets Holdings Ltd.	591,111
121,119	Prudential PLC	1,613,871
191,500	Sun Hung Kai Properties Ltd.	2,760,065
323,500	Swire Pacific Ltd. Class A	3,382,055
38See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Hong Kong — continued
496,500	Techtronic Industries Co. Ltd.	8,289,727
2,074,000	United Laboratories International Holdings Ltd.	2,234,927
2,928,000	Value Partners Group Ltd.	768,470
59,100	VTech Holdings Ltd.	388,221
122,000	Wasion Holdings Ltd.	311,118
6,818,500	WH Group Ltd. 144A	7,229,167
358,000	Wharf Real Estate Investment Co. Ltd.	980,852
		86,239,794
	Hungary — 0.1%
223,400	MOL Hungarian Oil & Gas PLC*	2,654,673
68,200	Richter Gedeon Nyrt	2,640,940
		5,295,613
	India — 0.2%
276,434	ICICI Bank Ltd., ADR	8,024,879
768,300	Redington Ltd.	2,262,729
		10,287,608
	Indonesia — 0.0%
98,000	First Pacific Co. Ltd.	60,160
8,400	Jardine Matheson Holdings Ltd.	519,169
		579,329
	Ireland — 1.1%
2,026,647	AIB Group PLC	23,830,706
938,777	Bank of Ireland Group PLC	18,723,621
102,830	Kerry Group PLC Class A	9,449,348
		52,003,675
	Israel — 0.8%
345,941	Bank Hapoalim BM	7,968,879
111,989	Bank Leumi Le-Israel BM	2,502,273
1,346,092	Bezeq The Israeli Telecommunication Corp. Ltd.	3,178,327
80,559	Check Point Software Technologies Ltd.*	10,587,869
4,300	Clal Insurance Enterprises Holdings Ltd.	330,332
112	Delek Group Ltd.	28,541
799	Elbit Systems Ltd.(b)	606,953
840	Elbit Systems Ltd.(b)	637,325
5,893	Enlight Renewable Energy Ltd.*	521,217
3,467	First International Bank of Israel Ltd.	245,017
5,479	Harel Insurance Investments & Financial Services Ltd.	288,540
1,253	Menora Mivtachim Holdings Ltd.	188,081
34,974	Migdal Insurance & Financial Holdings Ltd.*	194,751
9,049	Mizrahi Tefahot Bank Ltd.	597,556
4,814	Next Vision Stabilized Systems Ltd.	389,096
2,987	Nice Ltd.*	269,533
5,001	Nice Ltd., ADR*	454,341
13,311	Phoenix Financial Ltd.	736,669
11,682	Shufersal Ltd.	167,100
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Israel — continued
5,313	Tel Aviv Stock Exchange Ltd.	220,559
62,500	Teva Pharmaceutical Industries Ltd.*	2,099,557
15,854	Tower Semiconductor Ltd.*	4,132,187
		36,344,703
	Italy — 4.6%
1,334,600	A2A SpA	3,448,809
4,616	Azimut Holding SpA	187,387
3,634	Banca Generali SpA	270,891
12,495	Banca Mediolanum SpA	311,364
437,108	Banca Monte dei Paschi di Siena SpA	5,430,908
308,374	BPER Banca SpA	4,843,283
98,553	Coca-Cola HBC AG Class DI	6,436,915
16,114	Enav SpA 144A	95,723
282,645	Eni SpA	6,615,297
37,346	FinecoBank Banca Fineco SpA	937,506
304,740	Generali(a)	14,848,391
21,752	Infrastrutture Wireless Italiane SpA(a) 144A	153,269
4,943	Interpump Group SpA(a)	191,129
4,545,801	Intesa Sanpaolo SpA	31,157,806
525,423	Leonardo SpA	28,193,313
198,626	Lottomatica Group SpA	5,518,277
8,021	Maire SpA	131,386
166,800	Mediobanca Banca di Credito Finanziario SpA	4,974,972
673,960	MFE-MediaForEurope NV Class A *	2,170,906
501,000	Pirelli & C SpA* 144A	3,789,039
224,028	Poste Italiane SpA(a)	7,332,396
91,250	Prysmian SpA	15,338,004
7,861	Recordati Industria Chimica e Farmaceutica SpA	461,119
257,761	Ryanair Holdings PLC, ADR	16,690,025
59,044	Telecom Italia SpA*	538,473
598,839	UniCredit SpA	53,609,316
167,357	Unipol Assicurazioni SpA	4,673,767
31,466	Webuild SpA(a)	81,991
		218,431,662
	Ivory Coast — 0.1%
102,058	Endeavour Mining PLC(b)	5,115,309
40,893	Endeavour Mining PLC(b)	2,024,494
		7,139,803
	Japan — 20.3%
4,400	ABC-Mart, Inc.	75,821
97,000	Advantest Corp.(a)	19,726,234
57,100	Aeon Co. Ltd.	471,450
2,300	AEON REIT Investment Corp., REIT	1,742,537
22,100	Aichi Steel Corp.	408,376
23,200	Air Water, Inc.	395,413
87,900	Aisin Corp.	1,188,238
47,400	Ajinomoto Co., Inc.	1,725,010
40See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
11,400	Alfresa Holdings Corp.	152,131
406,200	Alps Alpine Co. Ltd.	5,169,121
14,300	ALSOK Co. Ltd.	94,046
13,300	Amada Co. Ltd.	245,466
55,200	Amano Corp.	1,242,573
31,100	ANA Holdings, Inc.	569,862
7,800	Anritsu Corp.	214,233
4,600	ARE Holdings, Inc.	84,050
121,400	Artience Co. Ltd.(a)	3,226,329
85,200	Asahi Group Holdings Ltd.	810,941
11,000	Asahi Intecc Co. Ltd.	258,245
318,100	Asahi Kasei Corp.	3,510,274
727,600	Astellas Pharma, Inc.	9,785,921
253,300	Azbil Corp.	2,704,423
122,100	Bandai Namco Holdings, Inc.	2,854,614
5,600	Bic Camera, Inc.	56,969
5,800	BIPROGY, Inc.	152,545
238,000	Brother Industries Ltd.	5,418,417
6,700	Canon Marketing Japan, Inc.	142,907
226,300	Canon, Inc.(a)	5,785,363
20,400	Capcom Co. Ltd.	378,776
7,600	Casio Computer Co. Ltd.	90,167
220,200	Central Japan Railway Co.	4,727,811
920,394	Chiba Bank Ltd.	14,003,665
105,100	Chubu Electric Power Co., Inc.	1,977,232
1,800	Chudenko Corp.	60,322
17,900	Chugai Pharmaceutical Co. Ltd.	829,771
15,400	Chugoku Electric Power Co., Inc.	84,083
7,900	Citizen Watch Co. Ltd.	118,967
114,200	Coca-Cola Bottlers Japan Holdings, Inc.	3,015,119
7,000	COMSYS Holdings Corp.	236,492
11,000	Cosmo Energy Holdings Co. Ltd.	255,847
17,600	Cosmos Pharmaceutical Corp.	668,447
182,000	Credit Saison Co. Ltd.	4,941,723
52,500	CyberAgent, Inc.	447,711
447,500	Daicel Corp.	3,797,633
111,500	Daido Steel Co. Ltd.	1,918,053
149,500	Daiichi Sankyo Co. Ltd.	2,400,195
23,000	Daikin Industries Ltd.	3,495,187
144,100	Daito Trust Construction Co. Ltd.	2,749,714
91,300	Daiwa House Industry Co. Ltd.	2,472,717
221,400	Denso Corp.	2,558,455
10,000	Dexerials Corp.	266,292
132,000	DIC Corp.(a)	3,912,522
5,000	Dowa Holdings Co. Ltd.	270,397
152,900	East Japan Railway Co.(a)	3,206,182
94,900	Eisai Co. Ltd.	2,399,354
244,300	Electric Power Development Co. Ltd. Class C	5,502,869
224,300	ENEOS Holdings, Inc.	1,651,892
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
13,300	EXEO Group, Inc.	227,759
127,200	Ezaki Glico Co. Ltd.(a)	4,184,287
54,100	FANUC Corp.	2,474,792
20,300	Fast Retailing Co. Ltd.	10,386,441
223,200	Food & Life Cos. Ltd.	6,686,333
10,500	Fuji Corp.	552,365
35,100	Fujitsu Ltd.	700,766
41,600	Fukuoka Financial Group, Inc.	1,753,725
28,700	Futaba Industrial Co. Ltd.	166,809
173	GLP J-Reit, REIT	146,500
2,300	GMO internet group, Inc.	47,711
18,500	Hamamatsu Photonics KK	308,516
70,000	Hankyu Hanshin Holdings, Inc.	1,841,711
8,000	Hanwa Co. Ltd.	84,098
70,900	Haseko Corp.	1,241,075
30,700	Hirose Electric Co. Ltd.	5,507,812
523,800	Hitachi Ltd.	14,562,435
57,000	Hokkaido Electric Power Co., Inc.(a)	324,943
771,500	Honda Motor Co. Ltd.	6,992,203
134,591	Honda Motor Co. Ltd., ADR	3,648,762
8,000	Hoshizaki Corp.(a)	261,351
24,000	Hoya Corp.	3,872,109
64,000	Idemitsu Kosan Co. Ltd.	470,278
9,500	Iida Group Holdings Co. Ltd.	127,658
212	Industrial & Infrastructure Fund Investment Corp., REIT	185,761
477,000	Inpex Corp.	9,615,530
10,800	Internet Initiative Japan, Inc.	213,113
256,000	Isuzu Motors Ltd.	3,386,612
11,700	Iwatani Corp.(a)	136,733
21,200	JAC Recruitment Co. Ltd.(a)	111,674
257,700	Japan Airlines Co. Ltd.	4,543,247
10,900	Japan Airport Terminal Co. Ltd.	339,585
171,600	Japan Exchange Group, Inc.	2,163,614
465	Japan Metropolitan Fund Invest, REIT	321,413
529,000	Japan Petroleum Exploration Co. Ltd.	5,154,430
252,100	Japan Post Bank Co. Ltd.	4,804,373
1,019,200	Japan Post Holdings Co. Ltd.	13,669,626
553,700	Japan Post Insurance Co. Ltd.	5,223,185
442	Japan Real Estate Investment Corp., REIT	315,790
21,700	Japan Securities Finance Co. Ltd.	312,538
75,863	Japan Tobacco, Inc.(a)	2,788,979
13,400	JTEKT Corp.	166,308
18,000	Kakaku.com, Inc.	376,185
79,800	Kamigumi Co. Ltd.	2,507,996
89,700	Kaneka Corp.	3,158,126
344,500	Kanematsu Corp.	4,409,507
343,100	Kansai Electric Power Co., Inc.	4,824,123
8,400	Kansai Paint Co. Ltd.(a)	137,528
184,400	Kao Corp.(a)	3,657,139
42See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
4,200	Kato Sangyo Co. Ltd.	154,029
173,900	Kawasaki Kisen Kaisha Ltd.(a)	2,667,504
128,100	Keio Corp.	591,066
31,600	Keisei Electric Railway Co. Ltd.	226,281
20,300	Kewpie Corp.	545,562
39,500	Keyence Corp.	19,909,731
142,800	Kikkoman Corp.	1,465,208
10,800	Kintetsu Group Holdings Co. Ltd.(a)	225,033
117,900	Kioxia Holdings Corp.*	66,965,617
440,100	Kirin Holdings Co. Ltd.(a)	7,544,423
72,700	Kitz Corp.(a)	1,144,694
230,600	Kobe Steel Ltd.	2,669,534
76,200	Kohnan Shoji Co. Ltd.	1,972,112
10,800	Koito Manufacturing Co. Ltd.	170,803
71,600	Komatsu Ltd.	2,803,675
6,200	Konami Group Corp.	677,904
5,200	K's Holdings Corp.	60,954
187,400	Kuraray Co. Ltd.(a)	1,925,526
278,100	Kyocera Corp.	6,168,421
15,200	Kyowa Kirin Co. Ltd.	242,899
25,200	Kyushu Electric Power Co., Inc.	254,616
8,500	Kyushu Railway Co.	182,876
156	LaSalle Logiport REIT, REIT	140,005
69,000	Lasertec Corp.(a)	21,477,979
7,600	Life Corp.	123,500
37,200	Lintec Corp.	1,644,376
120,500	Lion Corp.	1,271,217
34,900	Lixil Corp.	388,941
82,000	LY Corp.	219,441
731,300	M3, Inc.	8,171,163
87,300	Macnica Holdings, Inc.	1,710,328
600	Makino Milling Machine Co. Ltd.	56,539
34,800	Makita Corp.	1,246,436
64,500	MatsukiyoCocokara & Co.	953,889
10,800	McDonald's Holdings Co. Japan Ltd.	497,543
466,000	Mebuki Financial Group, Inc.	4,102,336
23,500	Medipal Holdings Corp.	378,580
134,700	MEIJI Holdings Co. Ltd.	3,134,099
1,200	Meiko Electronics Co. Ltd.	233,711
16,900	MISUMI Group, Inc.	418,289
424,100	Mitsubishi Chemical Group Corp.	2,947,880
563,100	Mitsubishi Electric Corp.	20,658,425
280,300	Mitsubishi HC Capital, Inc.	2,269,004
500,500	Mitsubishi Heavy Industries Ltd.	11,401,016
35,600	Mitsubishi Motors Corp.(a)	68,722
61,500	Mitsui Chemicals, Inc.	813,246
145,300	Mitsui Fudosan Co. Ltd.	1,339,212
5,100	Miura Co. Ltd.	99,387
456,000	Mizuho Leasing Co. Ltd.	3,531,367
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
9,600	Modec, Inc.	547,455
367,600	Morinaga Milk Industry Co. Ltd.	2,874,204
49,000	MS&AD Insurance Group Holdings, Inc.	1,280,289
168,500	Murata Manufacturing Co. Ltd.	12,149,283
6,900	Nabtesco Corp.(a)	222,122
244,800	Nagase & Co. Ltd.	1,775,309
11,500	Nagoya Railroad Co. Ltd.(a)	130,664
6,100	NANKAI Co. Ltd.	106,880
82,200	NEC Corp.	1,996,393
216,900	Nexon Co. Ltd.	2,886,437
112,000	NGK Corp.	5,270,053
159,700	NH Foods Ltd.	5,845,951
5,500	Nifco, Inc.	164,417
4,100	Nippon Electric Glass Co. Ltd.(a)	167,380
204,300	Nippon Express Holdings, Inc.(a)	6,364,356
6,800	Nippon Gas Co. Ltd.	120,000
7,600	Nippon Kayaku Co. Ltd.	93,571
28,400	Nippon Paint Holdings Co. Ltd.(a)	184,928
10,400	Nippon Sanso Holdings Corp.	383,881
140,500	Nippon Shinyaku Co. Ltd.	3,479,420
6,800	Nippon Shokubai Co. Ltd.	87,565
128,100	Nippon Soda Co. Ltd.	2,788,440
111,000	Nippon Yusen KK	3,571,276
4,200	Nishi-Nippon Railroad Co. Ltd.	75,577
8,700	Nissan Chemical Corp.	454,155
40,400	Nisshin Seifun Group, Inc.	493,258
365,600	Nissin Foods Holdings Co. Ltd.(a)	6,275,088
455,500	Nitori Holdings Co. Ltd.	6,773,045
704,800	Nitto Denko Corp.	13,889,792
125,100	NOF Corp.	2,033,485
12,900	Nojima Corp.	105,022
1,233,400	Nomura Holdings, Inc.	10,767,280
177,900	Nomura Real Estate Holdings, Inc.	1,022,075
196	Nomura Real Estate Master Fund, Inc., REIT	183,490
29,100	Nomura Research Institute Ltd.	824,832
11,300	North Pacific Bank Ltd.	77,968
21,800	NSK Ltd.	154,667
1,917,700	NTT, Inc.	1,711,088
35,400	OBIC Business Consultants Co. Ltd.	1,328,179
36,100	Obic Co. Ltd.	846,788
144,900	Odakyu Electric Railway Co. Ltd.(a)	1,487,872
10,700	Okinawa Electric Power Co., Inc.	59,512
458,700	Olympus Corp.	4,823,659
547,700	Ono Pharmaceutical Co. Ltd.	8,067,277
12,200	Open House Group Co. Ltd.	636,075
16,100	Oracle Corp. Japan	823,953
132,900	Oriental Land Co. Ltd.(a)	2,035,323
98,100	ORIX Corp.	3,719,580
190,100	Osaka Gas Co. Ltd.	6,397,296
44See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
77,500	OSG Corp.(a)	1,749,471
15,800	Otsuka Corp.(a)	270,631
80,100	Otsuka Holdings Co. Ltd.	5,307,822
105,600	Pan Pacific International Holdings Corp.	539,212
7,000	Park24 Co. Ltd.	86,870
307,689	PayPay Corp., ADR*	4,409,183
1,340,900	Persol Holdings Co. Ltd.	2,042,971
20,100	Raito Kogyo Co. Ltd.	506,368
152,300	Recruit Holdings Co. Ltd.	10,606,086
11,700	Rengo Co. Ltd.	101,780
2,280,500	Resona Holdings, Inc.	29,757,146
46,080	Resonac Holdings Corp.	5,140,481
46,000	Resorttrust, Inc.	492,304
169,800	Ricoh Co. Ltd.	1,475,054
40,100	Rinnai Corp.	880,102
715,900	Rohto Pharmaceutical Co. Ltd.	10,521,994
29,400	Ryohin Keikaku Co. Ltd.	642,576
6,300	Sanki Engineering Co. Ltd.(a)	115,945
215,000	Sankyo Co. Ltd.	2,087,300
34,400	Sankyu, Inc.	1,835,339
223,000	Sanrio Co. Ltd.(a)	1,507,881
295,600	Santen Pharmaceutical Co. Ltd.	3,863,693
18,200	Sanwa Holdings Corp.	426,829
49,500	Sanyo Chemical Industries Ltd.	1,495,240
9,300	Sega Sammy Holdings, Inc.	126,179
122,600	Seiko Epson Corp.	2,054,786
3,200	Seiko Group Corp.	160,847
148,200	Sekisui Chemical Co. Ltd.	2,373,007
2,103	Sekisui House Reit, Inc., REIT	990,180
7,900	Shikoku Electric Power Co., Inc.	71,351
630,500	Shimadzu Corp.	16,097,744
16,600	Shimamura Co. Ltd.	341,451
79,300	Shimano, Inc.	8,473,061
389,500	Shionogi & Co. Ltd.	6,667,187
13,800	Skylark Holdings Co. Ltd.(a)	238,134
97,100	Sojitz Corp.	3,114,309
364,300	Sompo Holdings, Inc.	13,902,435
1,404,800	Sony Financial Group, Inc.	1,236,401
385,900	Sony Group Corp.	7,741,644
260,616	Sony Group Corp., ADR	5,227,957
182,500	Stanley Electric Co. Ltd.	3,964,616
282,000	Subaru Corp.	4,157,257
88,600	Sugi Holdings Co. Ltd.	1,714,846
4,000	Sumitomo Bakelite Co. Ltd.	185,913
298,800	Sumitomo Corp.	2,871,939
248,589	Sumitomo Mitsui Financial Group, Inc.	9,723,157
155,900	Sumitomo Mitsui Trust Group, Inc.	5,822,399
18,600	Sumitomo Osaka Cement Co. Ltd.	702,803
256,800	Sumitomo Pharma Co. Ltd.*	2,360,962
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
315,500	Sumitomo Rubber Industries Ltd.(a)	4,099,570
2,800	Sumitomo Warehouse Co. Ltd.	64,555
2,200	Sundrug Co. Ltd.	51,480
63,800	Suntory Beverage & Food Ltd.(a)	1,765,925
49,300	Suzuken Co. Ltd.	1,495,399
1,290,700	Suzuki Motor Corp.(a)	15,543,020
29,400	Sysmex Corp.	267,448
29,800	T&D Holdings, Inc.	883,144
6,500	Taiheiyo Cement Corp.	158,916
71,100	Taisei Corp.	6,304,084
15,500	Taiyo Holdings Co. Ltd.	473,825
360,800	Takeda Pharmaceutical Co. Ltd.	11,395,850
586,098	Takeda Pharmaceutical Co. Ltd., ADR	9,395,151
111,600	TDK Corp.	2,493,788
6,100	Teijin Ltd.	61,318
854,800	Terumo Corp.	11,767,415
100,000	TIS, Inc.	1,952,349
50,400	Tobu Railway Co. Ltd.	908,296
129,000	Toho Co. Ltd.	1,031,639
18,400	Toho Gas Co. Ltd.	137,294
191,400	Tohoku Electric Power Co., Inc.	1,252,684
37,100	TOKAI Holdings Corp.	262,473
17,400	Token Corp.	1,357,300
178,300	Tokuyama Corp.	5,429,931
818,900	Tokyo Electric Power Co. Holdings, Inc.*(a)	2,324,722
26,900	Tokyo Electron Ltd.	13,014,269
19,900	Tokyo Gas Co. Ltd.	748,606
20,800	Tokyo Ohka Kogyo Co. Ltd.	1,480,330
280,100	Tokyu Corp.	2,889,650
28,100	Tokyu Fudosan Holdings Corp.	223,895
342,300	Toray Industries, Inc.	2,377,137
10,800	Tosoh Corp.	195,845
84,400	TOTO Ltd.	4,532,244
124,200	Toyo Seikan Group Holdings Ltd.	3,123,961
311,900	Toyo Suisan Kaisha Ltd.	19,951,706
8,500	Toyoda Gosei Co. Ltd.	270,177
4,200	Toyota Boshoku Corp.	55,393
234,000	Toyota Motor Corp.	3,925,931
18,500	Trend Micro, Inc.	687,176
210,600	TS Tech Co. Ltd.	2,251,310
45,500	Tsubakimoto Chain Co.	721,439
13,640	Tsuruha Holdings, Inc.	172,543
56,200	UACJ Corp.	882,738
15,200	Ulvac, Inc.(a)	984,533
1,470,600	Unicharm Corp.(a)	8,559,740
173	United Urban Investment Corp., REIT	172,853
3,800	Ushio, Inc.	106,254
25,700	Valor Holdings Co. Ltd.	616,586
42,800	Warabeya Nichiyo Holdings Co. Ltd.	696,254
46See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
34,800	West Japan Railway Co.	583,879
23,700	Yakult Honsha Co. Ltd.	400,064
224,300	Yamada Holdings Co. Ltd.	907,900
11,700	Yamaguchi Financial Group, Inc.	205,916
83,700	Yamaha Corp.	588,279
31,100	Yamato Holdings Co. Ltd.	352,015
1,700	Yamato Kogyo Co. Ltd.	127,827
123,800	Yamazaki Baking Co. Ltd.	2,440,011
76,500	Yokogawa Electric Corp.	2,688,544
156,400	Yokohama Rubber Co. Ltd.	7,079,376
2,000	Yonex Co. Ltd.(a)	28,539
19,800	Zensho Holdings Co. Ltd.(a)	982,716
9,300	Zeon Corp.	134,904
355,400	ZOZO, Inc.	2,513,673
		965,898,999
	Luxembourg — 0.4%
299,726	ArcelorMittal SA	18,033,566
18,505	Eurofins Scientific SE	1,451,590
13,643	SES SA	111,774
		19,596,930
	Macau — 0.2%
2,217,000	Galaxy Entertainment Group Ltd.	8,349,277
72,400	MGM China Holdings Ltd.	93,897
797,200	Sands China Ltd.	1,332,401
		9,775,575
	Mexico — 0.0%
11,245	Fresnillo PLC	410,046
	Netherlands — 4.8%
228,361	ABN AMRO Bank NV, CVA(c)	9,718,348
5,815	Argenx SE*	5,397,400
2,583	ASM International NV	2,958,583
60,459	ASML Holding NV(b)	119,978,290
160	ASML Holding NV(b)	315,197
6,826	ASML Holding NV, ADR NYRS	13,579,917
26,800	ASR Nederland NV	2,024,130
15,916	BE Semiconductor Industries NV	5,229,437
137,562	Euronext NV 144A	22,021,137
52,400	Heineken Holding NV	3,999,984
340,912	ING Groep NV	10,792,167
206,300	Koninklijke Ahold Delhaize NV	8,307,695
4,614	Koninklijke Vopak NV	240,334
24,107	Nebius Group NV*(a)	6,657,630
122,096	NN Group NV	10,704,757
5,836	SBM Offshore NV	201,749
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Netherlands — continued
83,500	Wolters Kluwer NV	5,400,005
		227,526,760
	New Zealand — 0.0%
17,920	Fisher & Paykel Healthcare Corp. Ltd. Class C	397,291
	Nigeria — 0.0%
66,241	Airtel Africa PLC 144A	288,161
	Norway — 0.9%
550,061	Aker BP ASA	16,737,664
100,400	Austevoll Seafood ASA	787,231
102,200	DNB Bank ASA	3,040,843
348,319	DNO ASA	571,905
45,073	Equinor ASA	1,416,763
380,735	Equinor ASA, ADR	11,955,079
4,445	Frontline PLC(b)	154,642
3,319	Frontline PLC(b)	115,190
12,337	Kitron ASA	133,128
25,242	Kongsberg Gruppen ASA	761,285
28,363	Kongsberg Maritime AS*	146,904
634,300	Norsk Hydro ASA	5,719,551
147,400	Orkla ASA	1,553,199
27,309	Storebrand ASA	513,024
38,072	Telenor ASA	547,320
9,972	TGS ASA	129,407
		44,283,135
	Peru — 0.1%
11,409	Credicorp Ltd.	4,444,718
20,384	Hochschild Mining PLC	125,352
		4,570,070
	Poland — 0.2%
779,238	Allegro.eu SA* 144A	7,845,959
	Portugal — 0.4%
536,228	Banco Comercial Portugues SA Class R	635,153
39,527	CTT-Correios de Portugal SA	261,546
1,806,055	EDP SA	9,460,970
172,188	Galp Energia SGPS SA	3,668,183
205,523	Jeronimo Martins SGPS SA	3,939,137
1,229,556	Sonae SGPS SA	2,833,170
		20,798,159
	Russia — 0.0%
3,792,080	Gazprom PJSC*(d)(e)(f)	—
843,000	GMK Norilskiy Nickel PAO*(d)(e)(f)	—
113,778	LUKOIL PJSC*(d)(e)(f)	—
18,119	Novatek PJSC*(d)(e)(f)	—
48See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Russia — continued
169,349	Rosneft Oil Co. PJSC*(d)(e)(f)	—
1,092,670	Sberbank of Russia PJSC*(d)(e)(f)	—
296,674	Tatneft PJSC*(d)(e)(f)	—
		0
	Singapore — 1.2%
477,600	Aztech Global Ltd.(c)	324,102
126,600	ComfortDelGro Corp. Ltd.(a)	131,466
782,368	Grab Holdings Ltd. Class A *	2,949,527
16,364	Hafnia Ltd.	106,726
10,100	iFAST Corp. Ltd.(a)	69,212
500,000	IGG, Inc.	207,683
122,300	Jardine Cycle & Carriage Ltd.(a)	2,550,085
230,400	Keppel Infrastructure Trust	95,403
84,500	Keppel Ltd.	720,015
9,388	Keppel REIT, REIT	6,252
159,200	Netlink NBN Trust(c)	120,171
51,400	SATS Ltd.	180,644
74,392	Sea Ltd., ADR*	7,128,985
48,100	Sheng Siong Group Ltd.	120,301
16,700	Singapore Airlines Ltd.	99,584
310,200	Singapore Exchange Ltd.	5,804,252
111,400	Singapore Technologies Engineering Ltd.	899,053
1,904,400	Singapore Telecommunications Ltd.	6,527,275
239,385	STMicroelectronics NV(b)	17,885,933
22,335	STMicroelectronics NV(b)	1,649,628
53,607	STMicroelectronics NV, ADR NYRS	4,014,628
99,000	United Overseas Bank Ltd.	3,053,030
23,500	UOL Group Ltd.	173,571
15,500	Venture Corp. Ltd.	205,343
99,900	Yangzijiang Maritime Development Ltd.	45,737
		55,068,606
	South Africa — 0.3%
197,854	Anglo American PLC(b)	9,696,215
12,047	Anglo American PLC(b)	596,017
74,900	Gold Fields Ltd.	2,510,866
46,600	Naspers Ltd. Class N	2,335,912
1,003,000	Old Mutual Ltd.(a)	825,725
		15,964,735
	South Korea — 1.0%
365,468	Coupang, Inc.*	6,348,179
55,000	Doosan Bobcat, Inc.	2,206,537
26,900	Kia Corp.	2,408,497
56,848	Samsung Electronics Co. Ltd.	12,427,942
17,795	Samsung Fire & Marine Insurance Co. Ltd.	7,126,119
15,423	SK Square Co. Ltd.	17,178,267
		47,695,541
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Spain — 2.0%
13,794	ACS Actividades de Construccion y Servicios SA	2,038,169
195,825	Amadeus IT Group SA	11,253,293
7,334	Atalaya Mining Copper SA	79,621
300,961	Banco Bilbao Vizcaya Argentaria SA	7,554,546
336,312	Banco de Sabadell SA	1,195,373
1,397,490	Banco Santander SA	19,344,902
289,406	Bankinter SA	4,858,643
1,861,873	CaixaBank SA	26,442,971
98,952	Cellnex Telecom SA*(a) 144A	2,964,980
865	Grenergy Renovables SA*	113,601
87,746	Grifols SA(a)	899,459
86,100	Logista Integral SA	3,322,392
1,100,220	Mapfre SA	5,448,790
7,682	Naturgy Energy Group SA	241,201
421,992	Repsol SA(a)	10,511,886
3,614	Solaria Energia y Medio Ambiente SA*	82,273
62,325	Unicaja Banco SA 144A	222,322
		96,574,422
	Sweden — 1.9%
17,313	Alfa Laval AB	1,032,724
552,484	Assa Abloy AB Class B	19,552,830
202,200	Betsson AB Class B	1,770,673
143,783	Boliden AB	8,133,591
1,942	Camurus AB*	113,614
166,100	Elekta AB Class B (a)	848,383
20,466	Epiroc AB Class B	475,942
4,839	Granges AB	85,845
107,429	H & M Hennes & Mauritz AB Class B (a)	1,851,729
1,954	HMS Networks AB	101,708
15,338	Husqvarna AB Class B	59,748
27,924	Loomis AB	1,371,913
63,300	NCC AB Class B	1,247,946
161,200	Securitas AB Class B	2,652,329
10,719	Skanska AB Class B	287,420
57,800	SKF AB Class B	1,486,963
808,884	Svenska Cellulosa AB SCA Class B (a)	8,287,404
242,800	Swedbank AB Class A	9,085,022
42,389	Swedish Orphan Biovitrum AB*	2,024,394
902,789	Telefonaktiebolaget LM Ericsson, ADR	10,066,097
1,000,001	Telefonaktiebolaget LM Ericsson Class B	11,183,160
12,034	Trelleborg AB Class B	502,155
255,400	Volvo AB Class B	8,699,192
		90,920,782
	Switzerland — 4.0%
72,320	ABB Ltd.(b)	7,859,932
20,306	ABB Ltd.(b)	2,201,667
5,804	Accelleron Industries AG	597,612
50See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	Switzerland — continued
131,612	Adecco Group AG	2,432,395
53,300	Avolta AG	3,577,350
570	Belimo Holding AG	643,757
452	Chocoladefabriken Lindt & Spruengli AG	5,267,790
51,853	Cie Financiere Richemont SA Class A	12,052,384
3,593	Clariant AG	31,432
5,568	Flughafen Zurich AG	1,724,066
10,600	Galderma Group AG	2,414,504
12,822	Huber & Suhner AG	3,546,950
184,760	Julius Baer Group Ltd.	15,996,911
1,261	Kardex Holding AG	354,411
11,959	Landis & Gyr Group AG(a)	642,372
24,868	Logitech International SA(b)	2,336,159
48,220	Logitech International SA(b)	4,534,609
13,674	Lonza Group AG	9,243,573
86,708	On Holding AG Class A *	3,071,197
490,602	Sandoz Group AG	44,408,605
24,454	Schindler Holding AG	8,119,631
57,801	Sika AG	11,929,444
15,786	Sonova Holding AG	3,755,484
4,089	Sunrise Communications AG Class A	203,685
3,730	Temenos AG	305,690
3,788	TORM PLC Class A	97,649
815,131	UBS Group AG(b)	40,448,071
59,066	UBS Group AG*(b)	2,927,311
1,526	VAT Group AG 144A	1,337,262
		192,061,903
	Taiwan — 1.4%
413,000	Hon Hai Precision Industry Co. Ltd.	3,310,792
88,526	Taiwan Semiconductor Manufacturing Co. Ltd.	6,797,792
110,021	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	52,542,729
776,000	United Microelectronics Corp.*	4,162,866
		66,814,179
	Turkey — 0.1%
1,439,800	Coca-Cola Icecek AS	2,567,198
	United Kingdom — 10.5%
13,543	Admiral Group PLC	640,127
19,594	AJ Bell PLC	159,074
18,468	Allfunds Group PLC	177,604
162,841	Associated British Foods PLC	4,294,740
83,992	AstraZeneca PLC(b)	15,722,561
35,958	AstraZeneca PLC(b)	6,760,992
35,820	AstraZeneca PLC(b)	6,792,188
52,604	Autotrader Group PLC 144A	348,610
758,803	Aviva PLC	6,551,061
403,600	B&M European Value Retail PLC	1,044,993
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
15,031	Babcock International Group PLC	189,954
33,877	Balfour Beatty PLC	390,311
6,205,653	Barclays PLC	41,699,259
9,364	Bodycote PLC	82,681
203,136	British American Tobacco PLC	12,536,596
1,801,577	BT Group PLC	4,545,986
16,442	Burberry Group PLC*	232,054
1,899,300	Centrica PLC	4,307,052
18,927	Chemring Group PLC	128,666
533,500	CK Hutchison Holdings Ltd.	4,534,972
76,712	Coca-Cola Europacific Partners PLC	7,676,570
97,475	Compass Group PLC	3,149,359
41,997	Computacenter PLC	2,382,953
102,624	Convatec Group PLC 144A	292,998
80,272	Croda International PLC	3,224,244
24,891	Currys PLC	52,742
616,375	Diageo PLC	12,396,478
435,668	Drax Group PLC	4,391,172
34,193	Firstgroup PLC	85,238
551,304	GSK PLC	14,474,354
93,889	GSK PLC, ADR	4,921,661
24,798	Halma PLC	1,296,316
30,173	Hikma Pharmaceuticals PLC	607,879
299,901	Hiscox Ltd.	7,353,692
556,400	HSBC Holdings PLC	10,575,438
260,434	IG Group Holdings PLC	6,253,629
462,929	IMI PLC	18,223,638
229,500	Imperial Brands PLC	8,490,640
20,462	Inchcape PLC	209,456
73,625	Informa PLC	884,090
1,260,030	International Consolidated Airlines Group SA Class DI (b)	8,000,054
28,915	International Consolidated Airlines Group SA Class DI (a)(b)	183,567
810,400	J Sainsbury PLC	3,441,304
88,404	JD Sports Fashion PLC	99,504
6,214	JET2 PLC	106,634
14,049	Johnson Matthey PLC	352,933
1,751,120	Kingfisher PLC	6,590,185
19,121	Lancashire Holdings Ltd.	163,919
320,213	Legal & General Group PLC	1,216,764
20,459,388	Lloyds Banking Group PLC	30,207,358
195,101	London Stock Exchange Group PLC	21,139,365
949,651	Man Group PLC	3,684,897
393,300	Mitchells & Butlers PLC*	1,274,675
32,159	MONY Group PLC	79,138
311,994	National Grid PLC	5,168,738
4,485,152	NatWest Group PLC	39,555,849
21,024	OSB Group PLC	144,900
401,613	Paragon Banking Group PLC	4,082,891
570,400	QinetiQ Group PLC	3,199,045
52See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
45,155	Quilter PLC 144A	115,311
168,516	Reckitt Benckiser Group PLC	10,992,688
586,717	RELX PLC(b)	18,491,536
31,420	RELX PLC(b)	990,901
39,924	Rightmove PLC	232,329
1,034,065	Rolls-Royce Holdings PLC	19,866,178
287,132	Sage Group PLC	3,111,445
15,358	Senior PLC	58,715
630,866	Serco Group PLC	1,835,767
909,653	Smith & Nephew PLC	13,083,818
68,611	Spirax Group PLC	6,229,134
26,391	St. James's Place PLC	424,663
680,458	Standard Chartered PLC	18,454,766
204,541	TechnipFMC PLC	13,561,068
937,800	Tesco PLC	5,729,686
46,627	TP ICAP Group PLC	209,502
19,302	Unilever PLC	1,162,058
8,111	Vesuvius PLC	48,254
8,855,078	Vodafone Group PLC	11,707,306
1,209,680	Vodafone Group PLC, ADR	15,998,018
288,526	Weir Group PLC	9,212,611
		498,289,502
	United States — 9.4%
61,280	Abbott Laboratories	5,560,547
37,463	Adobe, Inc.*	7,680,664
745,875	Aegon Ltd.	6,345,707
122,325	Agilent Technologies, Inc.	16,248,430
190,476	Alcon AG(b)	12,901,247
80,662	Alcon AG(b)	5,412,420
2,904	Apple, Inc.	840,301
11,739	ARM Holdings PLC, ADR*	4,162,297
8,754	Autodesk, Inc.*	1,701,953
1,679	BeOne Medicines Ltd., ADR*	478,465
37,419	Boston Scientific Corp.*	1,597,043
925,584	BP PLC	5,699,866
149,525	BP PLC, ADR	5,524,949
348	Brixmor Property Group, Inc., REIT	10,972
1,964	BRP, Inc.	119,843
1,073	Chipotle Mexican Grill, Inc.*	36,482
6,456	Cintas Corp.	1,098,037
5,073	Cisco Systems, Inc.	595,875
111,694	Comcast Corp. Class A	2,742,088
10,329	Cooper Cos., Inc.*	740,693
60,107	CRH PLC	6,431,449
11,491	CubeSmart, REIT	456,997
1,007	Domino's Pizza, Inc.	298,112
6,732	Equity Residential, REIT	457,305
523,767	Experian PLC	17,623,672
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	United States — continued
3,596	Extra Space Storage, Inc., REIT	522,499
13,141	Ferrovial NV(b)	902,033
112	Ferrovial NV(b)	7,684
57,813	Flutter Entertainment PLC Class DI *(a)	5,813,951
27,256	Fortinet, Inc.*	4,187,067
44,294	Gen Digital, Inc.	1,102,478
5,828,518	Haleon PLC	26,910,807
296,049	Haleon PLC, ADR	2,762,137
720	Independence Realty Trust, Inc., REIT	12,017
9,293	InterContinental Hotels Group PLC	1,602,903
15,480	Intuit, Inc.	4,040,280
16,130	KLA Corp.	4,866,582
23,340	McDonald's Corp.	6,309,035
18,468	Microsoft Corp.	6,888,933
3,944	National Storage Affiliates Trust, REIT	175,390
71,155	NIKE, Inc. Class B	2,920,913
148,600	Novartis AG	23,307,814
38,475	Novartis AG, ADR	6,029,802
50,009	Philip Morris International, Inc.	9,047,128
121,832	Roche Holding AG	50,232,724
77,737	Roche Holding AG, ADR	3,991,795
19,160	Roper Technologies, Inc.	6,483,552
73,145	Salesforce, Inc.	11,458,896
5,332	Sandisk Corp.*	12,123,528
123,100	Sanofi SA	10,525,651
7,114	SBA Communications Corp., REIT	1,255,337
125,803	Schneider Electric SE	41,299,197
249,001	Shell PLC(b)	9,626,540
354,073	Shell PLC(b)	13,723,032
182,149	Shell PLC, ADR	14,123,834
1,129	Sherwin-Williams Co.	388,737
155,300	Signify NV 144A	2,965,109
32,025	Sinch AB* 144A	125,678
6,637	Stryker Corp.	2,089,593
52,700	Swiss Re AG	8,398,712
363,434	Tenaris SA	10,063,581
44,611	Verizon Communications, Inc.	1,888,830
25,595	VICI Properties, Inc., REIT	679,547
47,202	Viking Holdings Ltd.*	4,940,633
40,318	Waters Corp.*	15,120,863
59,314	Willis Towers Watson PLC	15,502,900
9,564	Zimmer Biomet Holdings, Inc.	823,365
		450,006,501
	TOTAL COMMON STOCKS (COST $3,721,221,174)	4,613,088,400
	INVESTMENT COMPANIES — 0.4%
	United States — 0.4%
102,853	iShares Core MSCI EAFE ETF	9,933,543
54See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	United States — continued
29,704	iShares MSCI EAFE ETF	3,085,651
81,119	Vanguard FTSE Emerging Markets ETF	4,841,993
	TOTAL INVESTMENT COMPANIES (COST $16,169,236)	17,861,187

	PREFERRED STOCKS — 0.1%
	Brazil — 0.0%
371,100	Petroleo Brasileiro SA - Petrobras, 8.76%	2,710,146
	Germany — 0.1%
22,700	Henkel AG & Co. KGaA, 2.82%	1,908,837
34,200	Volkswagen AG, 7.50%	2,741,568
		4,650,405
	TOTAL PREFERRED STOCKS (COST $11,437,088)	7,360,551
	RIGHTS — 0.0%
	Spain — 0.0%
13,794	ACS Actividades de Construccion y Servicios SA, Expires 07/16/26*	28,971
	TOTAL RIGHTS (COST $29,401)	28,971

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 1.4%
	Mutual Fund - Securities Lending Collateral — 1.4%
63,917,788	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(g)(h)	63,917,788
	TOTAL SHORT-TERM INVESTMENT (COST $63,917,788)	63,917,788
	TOTAL INVESTMENTS — 98.8% (Cost $3,812,774,687)	4,702,256,897
	Other Assets and Liabilities (net) — 1.2%	59,381,990
	NET ASSETS — 100.0%	$4,761,638,887

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Securities are traded on separate exchanges for the same entity.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
(e)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2026 was $29,569,045.

(f)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate cost of these securities held at June 30, 2026 was $29,569,045.

(g)	The rate disclosed is the 7-day net yield as of June 30, 2026.
(h)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $75,125,766 which represents 1.6% of net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
462	MSCI EAFE	Sep 2026	$72,656,430	$(23,288)

Abbreviations
ADR	—	American Depository Receipt
CVA	—	Certificaten Van Aandelen
ETF	—	Exchange-traded fund
NYRS	—	New York Registry Shares
REIT	—	Real Estate Investment Trust
56See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

Industry Sector Summary(Unaudited)	% of Net Assets
Financial	23.5
Consumer, Non-cyclical	17.9
Industrial	15.1
Technology	12.8
Basic Materials	9.3
Consumer, Cyclical	8.2
Energy	5.7
Communications	3.4
Utilities	1.1
Investment Companies	0.4
Diversified	0.0*
Short-Term Investment	1.4
Other Assets and Liabilities (net)	1.2
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2026 (Unaudited)

Par Value(a)		Description	Value ($)
		DEBT OBLIGATIONS — 97.9%
		Asset Backed Securities — 8.9%
132,605		ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, 3.20%, due 12/29/30 144A	122,194
221,000		Aligned Data Centers Issuer LLC, Series 2023-2A, Class A2, 6.50%, due 11/16/48 144A	222,410
333,000		Aligned Data Centers Issuer LLC, Series 2026-1A, Class A2I, 5.91%, due 06/15/56(b) 144A	333,370
800,000		AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C, 6.00%, due 07/18/29	813,750
2,742,000		AMSR Trust, Series 2022-SFR3, Class A, 4.00%, due 10/17/39 144A	2,709,136
226,000		AMSR Trust, Series 2023-SFR1, Class A, 4.00%, due 04/17/40 144A	222,308
181,000		AMSR Trust, Series 2025-SFR1, Class A, 3.66%, due 06/17/42 144A	172,747
211,000		AMSR Trust, Series 2025-SFR2, Class A, 4.28%, due 11/17/42 144A	205,180
746,460		Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	730,576
1,466,000		Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.23%, due 12/20/30 144A	1,486,119
1,451,000		Avis Budget Rental Car Funding LLC, Series 2026-4A, Class A, 5.09%, due 12/20/32 144A	1,455,906
5,000,000		Balboa Bay Loan Funding Ltd., Series 2024-1AR, Class A1R, 4.91% (3 mo. USD Term SOFR + 1.23%), due 07/20/37(c) 144A	5,004,275
2,500,000	EUR	Barings Euro CLO DAC, Series 2015-1A, Class ARR, 3.15% (3 mo. EURIBOR + 0.98%), due 07/25/35(c) 144A	2,860,397
2,600,000		Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R2, 4.91% (3 mo. USD Term SOFR + 1.24%), due 01/15/39(c) 144A	2,604,199
804,095		BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, due 04/25/54(d) 144A	808,847
190,000		Business Jet Securities LLC, Series 2026-1A, Class A, 5.46%, due 06/15/41 144A	190,738
196,000		Canon Music Issuer Trust, Series 2026-1A, Class A, 5.52%, due 05/01/76 144A	195,723
1,950,000		Capital One Multi-Asset Execution Trust, Series 2025-A3, Class A, 4.65%, due 10/15/37	1,917,569
266,000		CarMax Auto Owner Trust, Series 2026-2, Class A3, 4.22%, due 06/16/31	264,633
5,500,000		CBAMR Ltd., Series 2017-2A, Class A1RR, 5.01% (3 mo. USD Term SOFR + 1.32%), due 04/17/39(c) 144A	5,528,078
390,553		CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	325,833
383,531		CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, due 03/15/61 144A	304,844
3,650,000		CIFC Funding Ltd., Series 2023-1A, Class A1R, 4.91% (3 mo. USD Term SOFR + 1.24%), due 10/15/38(c) 144A	3,653,577
510,655		CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, due 06/20/50 144A	512,350
312,420		CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	292,945
227,150		CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, due 02/18/46 144A	210,130
251,425		CLI Funding VIII LLC, Series 2022-1A, Class A, 2.72%, due 01/18/47 144A	231,404
2,152,000		CNH Equipment Trust, Series 2025-B, Class A3, 4.30%, due 10/15/30	2,148,092
1,430,000		CNH Equipment Trust, Series 2026-B, Class A3, 4.59%, due 09/15/31	1,434,960
256,000		Compass Datacenters Issuer II LLC, Series 2024-1A, Class A1, 5.25%, due 02/25/49 144A	257,141
328,000		Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.32%, due 05/25/50 144A	327,417
199,000		Compass Datacenters Issuer III LLC, Series 2025-2A, Class A2, 5.84%, due 02/25/50 144A	200,611
1,003,000		Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.29%, due 07/25/50 144A	990,921
1,469,000		Compass Datacenters Issuer III LLC, Series 2026-1A, Class A21, 4.90%, due 02/25/56 144A	1,452,827
221,000		Concord Music Royalties LLC, Series 2025-2A, Class A, 5.79%, due 07/20/75 144A	223,634
58See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
370,000		Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2, 6.00%, due 05/20/55 144A	375,212
176,000		Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-4A, Class A2, 5.52%, due 12/20/55 144A	176,941
451,000		CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.30%, due 04/20/48 144A	441,582
669,000		CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, due 05/20/49 144A	648,524
273,000		DataBank Issuer LLC, Series 2026-1A, Class A2, 5.81%, due 02/25/56 144A	273,097
255,982		DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	253,508
426,855		DB Master Finance LLC, Series 2025-1A, Class A2I, 4.89%, due 08/20/55 144A	422,835
165,170		DB Master Finance LLC, Series 2025-1A, Class A2II, 5.17%, due 08/20/55 144A	163,687
216,000		DB Master Finance LLC, Series 2026-1A, Class A2I, 5.20%, due 05/20/56 144A	216,404
680,000		DB Master Finance LLC, Series 2026-1A, Class A2II, 5.43%, due 05/20/56 144A	682,572
152,000		Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, due 04/15/49 144A	150,348
312,960		Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, due 10/25/49 144A	300,757
389,972		Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, due 04/25/51 144A	370,902
346,000		Domino's Pizza Master Issuer LLC, Series 2025-1A, Class A2I, 4.93%, due 07/25/55 144A	343,684
3,291,000		Domino's Pizza Master Issuer LLC, Series 2025-1A, Class A2II, 5.22%, due 07/25/55 144A	3,285,273
334,587		Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.24%, due 01/20/51 144A	323,360
397,790		Driven Brands Funding LLC, Series 2021-1A, Class A2, 2.79%, due 10/20/51 144A	373,194
224,870		Driven Brands Funding LLC, Series 2025-1A, Class A2, 5.30%, due 10/20/55 144A	218,696
2,600,000		Eldridge CLO Ltd., Series 2026-3A, Class A, 4.94% (3 mo. USD Term SOFR + 1.22%), due 03/31/38(c) 144A	2,601,513
531,000		FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, due 08/17/38 144A	528,591
386,000		Firstlight Issuer LLC, Series 2026-1A, Class A2, 5.87%, due 06/20/56(b) 144A	389,040
175,000		Flexential Issuer LLC, Series 2025-1A, Class A2, 6.03%, due 10/25/60 144A	174,477
385,000		Ford Credit Auto Owner Trust, Series 2026-1, Class A, 4.32%, due 08/15/38(d) 144A	381,176
278,834		GBX Leasing LLC, Series 2026-1A, Class A, 5.13%, due 02/20/56 144A	273,922
500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, due 01/16/29	505,050
700,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class B, 6.16%, due 04/16/29	711,331
500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class C, 6.41%, due 05/16/29	508,605
383,000		GM Financial Consumer Automobile Receivables Trust, Series 2026-2, Class A3, 4.15%, due 08/18/31	380,900
263,000		GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98%, due 12/11/36 144A	266,529
2,973,000		GMF Floorplan Owner Revolving Trust, Series 2023-2, Class A, 5.34%, due 06/15/30 144A	3,022,645
107,190		Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, due 01/22/29 144A	101,875
248,627		Golub Capital Partners ABS Funding Ltd., Series 2021-1A, Class A2, 2.77%, due 04/20/29 144A	231,605
5,000,000	EUR	Harvest CLO XXXII DAC, Series 32A, Class A, 3.62% (3 mo. EURIBOR + 1.45%), due 07/25/37(c) 144A	5,716,503
652,000		HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, due 02/01/62 144A	648,103
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
167,000		Hotwire Funding LLC, Series 2024-1A, Class A2, 5.89%, due 06/20/54 144A	168,646
2,800,000		HPS Loan Management Ltd., Series 2021-16A, Class A1R, 4.78% (3 mo. USD Term SOFR + 1.11%), due 01/23/35(c) 144A	2,800,840
3,750,000	EUR	ICG Euro CLO DAC, Series 2023-1A, Class AR, 3.49% (3 mo. EURIBOR + 1.25%), due 10/19/38(c) 144A	4,276,700
430,614		Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, due 09/17/41 144A	419,196
523,000		Iskandar Enterprise LLC, Series 2026-1A, Class A21, 5.05%, due 04/17/56 144A	520,566
260,700		Jersey Mike's Funding LLC, Series 2024-1A, Class A2, 5.64%, due 02/15/55 144A	263,505
387,075		Jersey Mike's Funding LLC, Series 2025-1A, Class A2, 5.61%, due 08/16/55 144A	391,340
650,370		Jersey Mike's Funding LLC, Series 2026-1A, Class A2I, 4.95%, due 02/15/56 144A	643,083
2,691,000		Jimmy Johns Funding LLC, Series 2026-1A, Class A2, 5.69%, due 04/30/56(b) 144A	2,695,406
777,121		JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 4.81% (30 day USD SOFR Average + 1.20%), due 02/25/55(c) 144A	779,302
459,000		Kinetic ABS Issuer LLC, Series 2026-1A, Class A2, 5.22%, due 02/25/56 144A	457,020
341,000		Kinetic ABS Issuer LLC, Series 2026-2A, Class A2, 5.83%, due 06/25/58(b) 144A	345,244
449,451		Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, due 12/22/64 144A	452,558
422,313		Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 09/20/65 144A	424,433
636,000		MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.40%, due 08/20/55 144A	638,440
487,000		MetroNet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, due 12/20/55 144A	485,969
505,000		MetroNet Infrastructure Issuer LLC, Series 2026-1A, Class A2, 5.27%, due 04/20/56 144A	505,982
2,500,000		MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1R, 4.93% (3 mo. USD Term SOFR + 1.22%), due 04/15/37(c) 144A	2,501,410
347,209		Navient Refinance Loan Trust, Series 2026-A, Class A, 4.50%, due 01/18/56 144A	342,634
272,000		Navient Refinance Loan Trust, Series 2026-B, Class A, 5.07%, due 06/15/56 144A	272,249
53,802		Navient Student Loan Trust, Series 2020-2A, Class A1A, 1.32%, due 08/26/69 144A	45,699
810,350		Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, due 04/30/51 144A	777,355
196,288		Neighborly Issuer LLC, Series 2022-1A, Class A2, 3.70%, due 01/30/52 144A	186,307
103,407		New Century Home Equity Loan Trust, Series 2003-A, Class A, 3.37% (1 mo. USD Term SOFR + 0.83%), due 10/25/33(c) 144A	106,254
506,000		New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, due 10/20/61 144A	418,272
258,000		New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, due 10/20/61 144A	157,922
2,068,000		NextGear Floorplan Master Owner Trust, Series 2026-1A, Class A2, 4.07%, due 02/15/31 144A	2,041,872
4,750,000		NGC Ltd., Series 2024-1A, Class A1, 5.28% (3 mo. USD Term SOFR + 1.60%), due 07/20/37(c) 144A	4,754,693
2,550,000		Ocean Trails CLO 8, Series 2020-8A, Class A1R2, 4.95% (3 mo. USD Term SOFR + 1.28%), due 03/15/38(c) 144A	2,553,937
3,650,000		Octagon 55 Ltd., Series 2021-1A, Class A1R, 4.94% (3 mo. USD Term SOFR + 1.26%), due 03/20/38(c) 144A	3,651,365
1,994,000		PFS Financing Corp., Series 2024-B, Class A, 4.95%, due 02/15/29 144A	2,001,658
2,486,000		PFS Financing Corp., Series 2025-F, Class A, 4.40%, due 08/15/30 144A	2,480,917
1,494,382		Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.77%, due 06/05/54 144A	1,503,844
1,000,000		Polen Capital CLO Ltd., Series 2025-1A, Class A1, 5.00% (3 mo. USD Term SOFR + 1.32%), due 03/06/38(c) 144A	1,004,452
1,463,828		Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, due 04/17/27 144A	1,440,981
1,556,162		Progress Residential Trust, Series 2024-SFR3, Class A, 3.00%, due 06/17/41 144A	1,477,504
60See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
222,866	Progress Residential Trust, Series 2025-SFR1, Class A, 3.40%, due 02/17/42 144A	211,571
295,859	Progress Residential Trust, Series 2025-SFR2, Class A, 3.31%, due 04/17/42 144A	278,958
319,000	Progress Residential Trust, Series 2025-SFR4, Class A, 4.30%, due 08/17/42 144A	311,075
249,611	Progress Residential Trust, Series 2025-SFR5, Class A, 3.85%, due 10/17/42 144A	238,713
399,000	Progress Residential Trust, Series 2025-SFR6, Class A, 4.00%, due 12/17/42 144A	383,157
224,000	Progress Residential Trust, Series 2026-SFR1, Class A, 3.85%, due 02/17/43 144A	213,244
263,000	Progress Residential Trust, Series 2026-SFR2, Class A, 4.24%, due 05/17/43 144A	254,012
220,000	Progress Residential Trust, Series 2026-SFR3, Class A, 4.00%, due 07/17/43 144A	209,823
1,904,000	QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, due 05/25/55 144A	1,890,430
1,402,000	QTS Issuer ABS II LLC, Series 2025-1A, Class A2, 5.04%, due 10/05/55 144A	1,374,176
2,139,000	QTS Issuer ABS II LLC, Series 2026-6A, Class A21, 5.34%, due 07/05/56(b) 144A	2,138,508
480,623	RCKT Mortgage Trust, Series 2024-CES3, Class A1A, 6.59%, due 05/25/44(e) 144A	484,287
557,936	RCKT Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 01/25/45(d) 144A	560,276
794,755	RCKT Mortgage Trust, Series 2026-CES5, Class A1A, 5.25%, due 05/25/56(d) 144A	792,392
700,000	RCKT Mortgage Trust, Series 2026-CES6, Class A1A, 5.32%, due 06/25/56(d) 144A	699,574
2,000,000	Regatta XII Funding Ltd., Series 2019-1A, Class ARR, 5.06% (3 mo. USD Term SOFR + 1.39%), due 10/15/37(c) 144A	2,003,276
598,000	Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, due 09/15/48 144A	592,392
1,384,000	Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class A2, 4.99%, due 09/15/49 144A	1,357,854
401,000	Sabey Data Center Issuer LLC, Series 2026-1, Class A2, 5.48%, due 01/20/51 144A	397,878
600,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77%, due 11/15/30	605,673
900,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class C, 6.04%, due 12/15/31	914,097
500,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.84%, due 06/17/30	506,263
1,000,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class C, 5.64%, due 08/15/30	1,010,561
1,000,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78%, due 01/15/31	1,002,887
2,100,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class C, 5.04%, due 03/17/31	2,110,386
2,700,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class C, 5.06%, due 05/15/31	2,714,081
3,300,000	SBA Small Business Investment Cos., Series 2026-10B, Class 1, 4.75%, due 03/10/36	3,304,812
240,000	Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class A2, 5.67%, due 07/25/55 144A	234,261
274,482	ServiceMaster Funding LLC, Series 2021-1, Class A2II, 3.11%, due 07/30/51 144A	237,176
130,008	Servpro Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, due 01/25/54 144A	132,975
270,000	Sesac Finance LLC, Series 2025-1, Class A2, 5.50%, due 07/25/55 144A	262,916
31,596	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, due 01/15/53 144A	29,010
329,667	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.24%, due 03/15/56 144A	331,526
373,392	SMB Private Education Loan Trust, Series 2024-E, Class A1A, 5.09%, due 10/16/56 144A	373,473
414,333	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	411,197
360,045	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, due 08/20/51 144A	334,880
245,301	Sprite Ltd., Series 2026-1, Class A, 5.23%, due 03/15/41 144A	241,627
2,268,461	STORE Master Funding LLC, Series 2025-1A, Class A2, 4.98%, due 10/20/55 144A	2,217,981
128,050	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 07/30/54 144A	128,646
2,712,690	Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, due 07/30/54 144A	2,730,888
622,520	Subway Funding LLC, Series 2024-3A, Class A23, 5.91%, due 07/30/54 144A	603,034
307,000	Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, due 11/20/55 144A	305,608
103,000	Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.44%, due 06/25/54 144A	101,991
694,000	Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, due 03/25/55 144A	677,185
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
715,000	Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, due 10/25/55 144A	704,871
2,828,000	Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, due 08/25/55 144A	2,799,628
263,000	Taco Bell Funding LLC, Series 2025-1A, Class A2II, 5.05%, due 08/25/55 144A	259,722
248,455	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, due 02/20/46 144A	225,804
590,449	Towd Point Mortgage Trust, Series 2024-CES3, Class A1, 6.29%, due 05/25/64(e) 144A	594,174
627,829	Towd Point Mortgage Trust, Series 2024-CES4, Class A1, 5.12%, due 09/25/64(d) 144A	626,305
613,737	Towd Point Mortgage Trust, Series 2025-CRM1, Class A1, 5.80%, due 01/25/65(d) 144A	614,855
559,000	Toyota Auto Receivables Owner Trust, Series 2026-B, Class A3, 4.13%, due 12/16/30	556,108
4,007,346	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10%, due 07/17/40 144A	3,999,983
305,541	Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50%, due 08/17/41 144A	301,084
1,375,330	Tricon Residential Trust, Series 2025-SFR1, Class A, 4.73% (1 mo. USD Term SOFR + 1.10%), due 03/17/42(c) 144A	1,375,587
227,569	Triton Container Finance IX LLC, Series 2026-1A, Class A, 5.26%, due 05/20/51 144A	226,638
335,380	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	315,636
184,953	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, due 03/20/46 144A	170,730
674,573	U.S. Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	643,681
484,664	U.S. Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	467,320
622,402	U.S. Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	594,315
231,346	U.S. Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	220,286
192,548	U.S. Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	182,135
2,235,039	U.S. Small Business Administration, Series 2022-25G, Class 1, 3.93%, due 07/01/47	2,116,703
1,900,282	U.S. Small Business Administration, Series 2022-25J, Class 1, 5.04%, due 10/01/47	1,908,361
1,519,285	U.S. Small Business Administration, Series 2023-25D, Class 1, 4.48%, due 04/01/48	1,493,264
1,152,450	U.S. Small Business Administration, Series 2023-25L, Class 1, 5.28%, due 12/01/48	1,172,490
1,670,451	U.S. Small Business Administration, Series 2024-25D, Class 1, 5.38%, due 04/01/49	1,712,651
249,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 04/20/55 144A	252,299
172,000	Uniti Fiber ABS Issuer LLC, Series 2025-2A, Class A2, 5.18%, due 01/20/56 144A	169,783
288,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45 144A	276,322
193,000	VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, due 03/15/56 144A	188,820
275,000	Verizon Master Trust, Series 2025-9, Class A1A, 3.96%, due 10/21/30	273,812
3,524,000	Verizon Master Trust, Series 2026-2, Class A1A, 4.51%, due 06/21/32	3,522,139
1,950,090	Wendy's Funding LLC, Series 2019-1A, Class A2II, 4.08%, due 06/15/49 144A	1,874,971
1,792,655	Wendy's Funding LLC, Series 2021-1A, Class A2I, 2.37%, due 06/15/51 144A	1,657,518
966,929	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, due 09/19/39 144A	971,412
1,000,000	Wheels Fleet Lease Funding LLC, Series 2026-1A, Class A3, 4.39%, due 04/18/39 144A	994,193
244,015	Willis Engine Structured Trust IX, Series 2025-B, Class A, 5.16%, due 12/15/50 144A	242,290
126,233	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	122,518
241,212	Willis Engine Structured Trust VIII, Series 2025-A, Class A, 5.58%, due 06/15/50 144A	242,112
277,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.86%, due 12/05/54 144A	279,804
700,000	Yamaha Motor Master Trust II, Series 2026-A, Class A1, 4.43%, due 04/15/31 144A	696,347
246,698	Zaxbys Funding LLC, Series 2021-1A, Class A2, 3.24%, due 07/30/51 144A	235,413
652,000	Zayo Issuer LLC, Series 2025-1A, Class A2, 5.65%, due 03/20/55 144A	654,898
		181,716,549
	Corporate Debt — 32.7%
225,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	220,886
382,000	A&K Travel Group Holdings Ltd., 7.50%, due 05/15/33 144A	385,867
62See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,619,000	Abbott Laboratories, 4.30%, due 03/15/33	1,570,816
1,670,000	Abbott Laboratories, 4.65%, due 03/15/36	1,622,211
65,000	AbbVie, Inc., 4.05%, due 11/21/39	57,307
561,000	AbbVie, Inc., 4.40%, due 03/15/33	549,102
1,136,000	AbbVie, Inc., 5.05%, due 03/15/34	1,148,608
500,000	AbbVie, Inc., 5.40%, due 03/15/54	480,817
75,000	Advanced Drainage Systems, Inc., 5.38%, due 03/01/34 144A	73,465
1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30	1,224,002
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	299,018
315,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	235,616
3,620,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/28	3,485,196
1,617,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	1,478,475
311,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50% (5 yr. CMT + 2.44%), due 01/31/56(c)	315,200
303,000	Aeropuertos Dominicanos Siglo XXI SA, 7.00%, due 06/30/34 144A	314,961
105,000	AES Corp., 5.20%, due 07/15/29	105,617
391,567	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	370,985
370,000	Aetna, Inc., 4.75%, due 03/15/44	319,418
2,052,000	Aflac, Inc., 5.15%, due 05/14/36	2,054,685
150,000	Aker BP ASA, 3.75%, due 01/15/30 144A	144,795
2,191,000	Aker BP ASA, 4.00%, due 01/15/31 144A	2,110,629
390,000	Aker BP ASA, 5.80%, due 10/01/54 144A	363,323
25,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, due 03/31/31 144A	24,459
150,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.63%, due 03/31/32 144A	145,102
1,094,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, due 03/31/34 144A	1,043,233
655,000	Alexandria Real Estate Equities, Inc., 2.00%, due 05/18/32	552,416
870,000	Alexandria Real Estate Equities, Inc., 5.50%, due 10/01/35	871,936
225,599	Alfa Desarrollo SpA, 4.55%, due 09/27/51 144A	180,161
1,549,000	Allegion U.S. Holding Co., Inc., 5.41%, due 07/01/32	1,576,895
776,000	Ally Financial, Inc., 5.55% (1 day USD SOFR + 1.78%), due 07/31/33(c)	769,895
462,000	Ally Financial, Inc., 6.18% (1 day USD SOFR + 2.29%), due 07/26/35(c)	469,788
461,000	Ally Financial, Inc., 7.10% (5 yr. CMT + 3.15%)(c)(f)	467,372
496,000	Ally Financial, Inc., 8.00%, due 11/01/31	552,581
115,000	Alphabet, Inc., 4.40%, due 02/15/33	112,564
305,000	Alphabet, Inc., 4.70%, due 11/15/35	298,935
50,000	Alphabet, Inc., 5.50%, due 02/15/46	49,288
148,000	AltaGas Ltd., 7.20% (5 yr. CMT + 3.57%), due 10/15/54(c) 144A	155,224
1,798,000	Amazon.com, Inc., 4.10%, due 04/13/62	1,332,243
605,000	Amazon.com, Inc., 4.55%, due 03/13/33	595,373
140,000	Amazon.com, Inc., 5.95%, due 03/13/66	139,301
155,000	Amazon.com, Inc., 6.05%, due 03/13/76	154,652
1,780,000	Ameren Illinois Co., 4.95%, due 06/01/33	1,784,392
800,946	American Airlines Pass-Through Trust, 2.88%, due 01/11/36	722,848
426,236	American Airlines Pass-Through Trust, 3.15%, due 08/15/33	400,505
58,203	American Airlines Pass-Through Trust, 3.25%, due 04/15/30	55,641
598,214	American Airlines Pass-Through Trust, 3.50%, due 08/15/33	550,929
202,426	American Airlines Pass-Through Trust, 3.60%, due 04/15/31	194,912
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
352,418	American Airlines Pass-Through Trust, 3.65%, due 08/15/30	344,703
147,697	American Airlines Pass-Through Trust, 3.85%, due 08/15/29	144,750
413,055	American Airlines Pass-Through Trust, 3.95%, due 01/11/32	395,604
248,565	American Airlines Pass-Through Trust, 4.00%, due 08/15/30	241,561
401,197	American Airlines Pass-Through Trust, 4.10%, due 07/15/29	394,394
543,000	American Airlines Pass-Through Trust, 4.90%, due 11/11/39	530,938
600,000	American Airlines Pass-Through Trust, 5.25%, due 05/10/40	597,239
238,000	American Airlines Pass-Through Trust, 5.65%, due 05/11/36	236,078
619,000	American Airlines Pass-Through Trust, 5.75%, due 11/10/36	617,233
6,000	American Airlines, Inc., 7.25%, due 02/15/28 144A	6,078
150,000	American Electric Power Co., Inc., 5.63%, due 03/01/33	155,500
278,000	American Electric Power Co., Inc., 5.80% (5 yr. CMT + 2.13%), due 03/15/56(c)	276,593
158,000	American Electric Power Co., Inc., 6.05% (5 yr. CMT + 1.94%), due 03/15/56(c)	157,160
406,000	American Tower Corp., 4.70%, due 12/15/32	399,521
396,000	American Tower Corp., 5.55%, due 07/15/33	406,421
396,000	American Tower Corp., 5.65%, due 03/15/33	409,114
2,305,000	American Tower Trust, 5.49%, due 03/15/53 144A	2,324,842
1,913,000	Amgen, Inc., 5.25%, due 03/02/33	1,947,270
683,000	Amgen, Inc., 5.65%, due 03/02/53	665,216
290,000	Amphenol Corp., 4.40%, due 02/15/33	282,063
1,500,000	Amphenol Corp., 5.30%, due 11/15/55	1,424,483
488,000	Anglo American Capital PLC, 5.00%, due 03/21/33 144A	484,328
686,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	625,340
389,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, due 10/15/33 144A	385,469
1,051,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, due 07/01/34 144A	1,038,493
155,000	APLD ComputeCo 3 LLC, 7.00%, due 06/15/31 144A	154,876
222,000	Apollo Debt Solutions BDC, 6.70%, due 07/29/31	226,410
761,000	Apollo Debt Solutions BDC, 6.90%, due 04/13/29	781,206
1,526,000	AppLovin Corp., 5.13%, due 12/01/29	1,538,937
980,000	AptarGroup, Inc., 3.60%, due 03/15/32	908,669
645,000	AptarGroup, Inc., 4.75%, due 03/30/31	639,099
2,475,000	Arch Capital Group Ltd., 5.25%, due 06/15/36	2,471,524
294,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.25%, due 01/30/31 144A	297,480
1,400,000	ARES Capital Corp., 5.55%, due 01/15/30	1,392,527
612,000	ARES Strategic Income Fund, 5.15%, due 01/15/31	584,753
281,000	ARES Strategic Income Fund, 5.45%, due 09/09/28	278,293
349,000	ARES Strategic Income Fund, 5.60%, due 02/15/30	343,105
97,000	ARES Strategic Income Fund, 5.70%, due 03/15/28	96,891
502,000	ARES Strategic Income Fund, 5.80%, due 09/09/30	494,699
316,000	ARES Strategic Income Fund, 6.20%, due 03/21/32	312,794
161,000	ARES Strategic Income Fund, 6.35%, due 08/15/29	162,518
1,780,000	Arizona Public Service Co., 5.70%, due 08/15/34	1,841,178
153,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/29 144A	149,080
314,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30	305,466
710,000	Ascension Health, 2.53%, due 11/15/29	665,979
150,000	Ascension Health, 3.11%, due 11/15/39	118,819
502,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 06/30/29 144A	501,968
64See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
178,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 10/15/32 144A	180,323
194,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 07/15/33 144A	196,302
2,050,000	Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	1,810,332
660,000	Ashtead Capital, Inc., 5.50%, due 08/11/32 144A	674,378
709,000	Ashtead Capital, Inc., 5.55%, due 05/30/33 144A	716,579
505,000	Asurion LLC/Asurion Co-Issuer, Inc., 8.38%, due 02/01/34 144A	467,839
2,200,000	AT&T, Inc., 2.25%, due 02/01/32	1,914,980
575,000	AT&T, Inc., 2.75%, due 06/01/31	523,116
814,000	AT&T, Inc., 3.50%, due 06/01/41	626,729
1,014,000	AT&T, Inc., 3.65%, due 09/15/59	648,564
343,000	AT&T, Inc., 4.50%, due 05/15/35	323,079
509,000	AT&T, Inc., 4.55%, due 11/01/32	496,881
2,195,000	AT&T, Inc., 4.75%, due 04/30/33	2,148,641
295,000	Athene Global Funding, 4.72%, due 10/08/29 144A	291,789
342,000	Athene Global Funding, 5.32%, due 11/13/31 144A	341,348
329,000	Athene Holding Ltd., 3.50%, due 01/15/31	308,388
222,000	Athene Holding Ltd., 6.63% (5 yr. CMT + 2.61%), due 10/15/54(c)	214,022
2,371,000	Atlas Warehouse Lending Co. LP, 4.63%, due 11/15/28 144A	2,339,531
250,000	Atlas Warehouse Lending Co. LP, 5.25%, due 01/15/33 144A	246,323
307,000	Atlas Warehouse Lending Co. LP, 6.25%, due 01/15/30 144A	316,324
3,045,000	Augusta SpinCo Corp., 4.95%, due 03/23/33	3,027,262
400,000	Augusta SpinCo Corp., 5.25%, due 03/23/36	400,468
200,000	Australian Metcoal Financing Pty. Ltd., 6.75%, due 04/22/34 144A	206,379
1,720,000	AutoNation, Inc., 4.75%, due 06/01/30	1,708,742
1,939,000	Aviation Capital Group LLC, 6.38%, due 07/15/30 144A	2,034,675
259,000	Azul Secured Finance LLP, 9.88%, due 02/15/31 144A	248,378
365,000	Azule Energy Finance PLC, 8.63%, due 01/22/33 144A	365,653
220,000	Ball Corp., 5.50%, due 09/15/33	221,490
567,000	Banco Bradesco SA, 5.38%, due 01/20/31(g) 144A	562,872
725,000	Banco Santander SA, 4.55%, due 11/06/30	713,650
400,000	Banco Santander SA, 5.54% (1 yr. CMT + 1.45%), due 03/14/30(c)(g)	407,686
331,000	Banco Santander SA, 7.25% (5 yr. CMT + 2.84%)(c)(f)	336,607
682,000	Banco Santander SA, 9.63% (5 yr. CMT + 5.30%)(c)(f)	804,118
505,000	Bank Hapoalim BM, 4.72%, due 07/14/29(h)	499,082
200,000	Bank Hapoalim BM, 5.25%, due 01/14/33(h)	198,089
2,330,000	Bank of America Corp., 2.50% (3 mo. USD Term SOFR + 1.25%), due 02/13/31(c)	2,153,574
3,740,000	Bank of America Corp., 2.57% (1 day USD SOFR + 1.21%), due 10/20/32(c)	3,329,736
886,000	Bank of America Corp., 2.59% (1 day USD SOFR + 2.15%), due 04/29/31(c)	817,704
4,371,000	Bank of America Corp., 2.69% (1 day USD SOFR + 1.32%), due 04/22/32(c)	3,960,193
230,000	Bank of America Corp., 2.88% (3 mo. USD Term SOFR + 1.45%), due 10/22/30(c)	216,992
1,145,000	Bank of America Corp., 3.59% (3 mo. USD Term SOFR + 1.63%), due 07/21/28(c)	1,134,236
5,422,000	Bank of America Corp., 4.57% (1 day USD SOFR + 1.83%), due 04/27/33(c)	5,316,513
1,562,000	Bank of America Corp., 5.43% (1 day USD SOFR + 1.91%), due 08/15/35(c)	1,567,271
3,066,000	Bank of America Corp., 5.52% (1 day USD SOFR + 1.74%), due 10/25/35(c)	3,081,325
878,000	Bank of America Corp., 6.63% (5 yr. CMT + 2.68%)(c)(f)	905,625
608,000	Bank of Montreal, 7.70% (5 yr. CMT + 3.45%), due 05/26/84(c)	636,273
343,000	Bank of New York Mellon Corp., 4.94% (1 day USD SOFR + 0.89%), due 02/11/31(c)	345,978
400,000	Barclays PLC, 4.84% (1 day USD SOFR + 1.34%), due 09/10/28(c)	400,746
430,000	Barclays PLC, 4.91% (1 day USD SOFR + 0.91%), due 06/26/30(c)	429,998
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
615,000	Barclays PLC, 5.21% (1 day USD SOFR + 1.51%), due 02/24/37(c)	599,149
413,000	Barclays PLC, 5.37% (1 day USD SOFR + 1.23%), due 02/25/31(c)	418,895
1,994,000	Barclays PLC, 6.49% (1 day USD SOFR + 2.22%), due 09/13/29(c)	2,064,206
599,000	Barclays PLC, 8.00% (5 yr. CMT + 5.43%)(c)(f)	630,729
156,000	BAT Capital Corp., 3.56%, due 08/15/27	154,510
1,970,000	BAT Capital Corp., 4.39%, due 08/15/37	1,802,588
625,000	Baxter International, Inc., 4.90%, due 12/15/30	620,505
1,332,000	Beacon Point DC LLC, 6.13%, due 11/30/42 144A	1,343,976
2,905,000	Beignet Investor LLC, 6.58%, due 05/30/49 144A	2,964,984
605,000	Berkshire Hathaway Energy Co., 1.65%, due 05/15/31	524,146
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	89,654
320,000	Black Pearl Compute LLC, 6.13%, due 02/15/31(g) 144A	324,501
1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	615,486
528,000	Blackstone Private Credit Fund, 5.05%, due 09/10/30	505,488
492,000	Blackstone Private Credit Fund, 5.25%, due 04/01/30	477,950
326,000	Blackstone Private Credit Fund, 5.95%, due 07/16/29	326,218
326,000	Blackstone Private Credit Fund, 7.30%, due 11/27/28	336,441
180,000	Block, Inc., 5.63%, due 08/15/30 144A	180,542
210,000	Block, Inc., 6.00%, due 08/15/33 144A	211,570
1,305,000	Blue Owl Technology Finance Corp., 6.50%, due 10/15/29	1,293,162
395,000	BlueLinx Holdings, Inc., 6.00%, due 11/15/29 144A	391,124
260,000	BNP Paribas SA, 2.16% (1 day USD SOFR + 1.22%), due 09/15/29(c) 144A	245,787
1,952,000	BNP Paribas SA, 4.92% (1 day USD SOFR + 1.29%), due 01/15/34(c) 144A	1,915,488
180,000	BNP Paribas SA, 9.25% (5 yr. CMT + 4.97%)(c)(f) 144A	188,630
325,000	Boeing Co., 3.95%, due 08/01/59	232,367
1,795,000	Boeing Co., 5.71%, due 05/01/40	1,826,180
1,602,000	Boeing Co., 6.53%, due 05/01/34	1,743,415
200,000	Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 7.13%, due 06/15/33 144A	202,065
296,000	BP Capital Markets America, Inc., 4.81%, due 02/13/33	294,770
391,000	BPCE SA, 4.76% (1 day USD SOFR + 1.27%), due 01/13/32(c) 144A	385,519
805,000	BPCE SA, 5.77% (1 day USD SOFR + 1.63%), due 06/02/37(c) 144A	807,179
483,000	BPCE SA, 5.94% (1 day USD SOFR + 1.85%), due 05/30/35(c) 144A	495,755
424,000	Bread Financial Holdings, Inc., 8.38% (5 yr. CMT + 4.30%), due 06/15/35(c) 144A	442,891
404,000	Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, due 01/15/33 144A	396,294
72,309	British Airways Pass-Through Trust, 4.13%, due 03/20/33 144A	69,937
1,055,000	Brixmor Operating Partnership LP, 2.50%, due 08/16/31	939,952
1,423,000	Broadcom, Inc., 3.42%, due 04/15/33	1,297,572
1,180,000	Broadcom, Inc., 3.47%, due 04/15/34	1,059,981
200,000	Broadcom, Inc., 4.55%, due 02/15/32	197,362
1,913,000	Broadcom, Inc., 4.80%, due 02/15/36	1,857,170
773,000	Broadcom, Inc., 4.90%, due 07/15/32	775,725
2,131,000	Broadridge Financial Solutions, Inc., 2.60%, due 05/01/31	1,905,204
3,197,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, due 01/30/32	2,807,160
219,000	Brookfield Finance, Inc., 6.30% (5 yr. CMT + 2.08%), due 01/15/55(c)	212,524
240,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, due 06/15/29 144A	228,733
1,444,000	Brown & Brown, Inc., 4.90%, due 06/23/30	1,442,193
1,732,000	Brown & Brown, Inc., 5.25%, due 06/23/32	1,734,488
66See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
422,000	Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	393,395
459,000	Builders FirstSource, Inc., 6.38%, due 03/01/34 144A	464,579
1,640,000	Bunge Ltd. Finance Corp., 2.75%, due 05/14/31	1,497,233
1,215,000	Bunge Ltd. Finance Corp., 5.15%, due 08/04/35	1,207,681
2,270,000	Burlington Northern Santa Fe LLC, 4.90%, due 04/01/44	2,107,089
553,000	Canadian Imperial Bank of Commerce, 6.50% (5 yr. CMT + 2.73%), due 07/28/86(c)	554,432
630,000	Canadian Natural Resources Ltd., 5.00%, due 12/15/29	636,458
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(i)	529,282
200,000	Canpack Group, Inc./CANPACK SA, 6.00%, due 05/15/31 144A	201,272
845,000	Capital One Financial Corp., 5.88% (1 day USD SOFR + 1.99%), due 07/26/35(c)	870,508
370,000	Capital Power U.S. Holdings, Inc., 6.19%, due 06/01/35 144A	383,614
486,000	Carnival Corp. Ltd., 5.13%, due 05/01/29 144A	485,481
1,149,000	Carnival Corp. Ltd., 5.75%, due 08/01/32 144A	1,161,659
447,000	Carnival Corp. Ltd., 5.88%, due 06/15/31 144A	455,285
707,000	CBRE Services, Inc., 4.80%, due 06/15/30	707,022
1,390,000	CBRE Services, Inc., 4.90%, due 01/15/33	1,370,347
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	205,546
700,000	CDW LLC/CDW Finance Corp., 5.10%, due 03/01/30(g)	699,145
465,000	Cemex SAB de CV, 3.88%, due 07/11/31 144A	438,562
765,000	Cemex SAB de CV, 5.75%, due 06/05/36	763,470
1,230,000	Cencora, Inc., 4.90%, due 02/13/36	1,199,492
130,000	Cenovus Energy, Inc., 3.75%, due 02/15/52	92,664
955,000	Cenovus Energy, Inc., 5.40%, due 03/20/36	947,242
215,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	198,875
950,000	Cenovus Energy, Inc., 6.75%, due 11/15/39	1,045,975
485,000	Centene Corp., 3.00%, due 10/15/30	439,219
266,000	Centene Corp., 3.38%, due 02/15/30	248,057
342,000	CenterPoint Energy, Inc., 5.95% (5 yr. CMT + 2.22%), due 04/01/56(c)	342,043
166,000	CenterPoint Energy, Inc., 6.85% (5 yr. CMT + 2.95%), due 02/15/55(c)(g)	174,540
160,000	CenterPoint Energy, Inc., 7.00% (5 yr. CMT + 3.25%), due 02/15/55(c)	165,825
227,000	Century Communities, Inc., 3.88%, due 08/15/29 144A	217,660
155,000	Champion Iron Canada, Inc., 7.88%, due 07/15/32(g) 144A	160,630
125,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, due 02/01/32(g)	106,272
140,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, due 03/01/42	96,816
700,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 05/01/47	567,003
2,747,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	2,743,974
20,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.55%, due 06/01/34	20,426
255,000	Cheniere Energy Partners LP, 5.55%, due 10/30/35	259,120
523,000	Cheniere Energy Partners LP, 5.95%, due 06/30/33	546,275
1,602,000	Cheniere Energy, Inc., 5.20%, due 07/30/36 144A	1,577,994
189,000	Chobani LLC/Chobani Finance Corp., Inc., 6.38%, due 04/15/34 144A	191,940
2,165,000	Chpe LLC, 5.10%, due 06/30/33 144A	2,159,931
840,000	Chubb INA Holdings LLC, 5.30%, due 05/20/36	848,971
456,000	CIMIC Finance Ltd., 6.00%, due 04/22/36 144A	449,738
589,000	CIMIC Finance USA Pty. Ltd., 7.00%, due 03/25/34 144A	627,230
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
363,000	Cimpress PLC, 7.38%, due 09/15/32 144A	367,277
201,000	Cipher Compute LLC, 7.13%, due 11/15/30 144A	209,195
525,000	Citigroup, Inc., 2.56% (1 day USD SOFR + 1.17%), due 05/01/32(c)	472,073
340,000	Citigroup, Inc., 3.67% (3 mo. USD Term SOFR + 1.65%), due 07/24/28(c)	337,051
1,840,000	Citigroup, Inc., 3.89% (3 mo. USD Term SOFR + 1.82%), due 01/10/28(c)	1,833,920
440,000	Citigroup, Inc., 4.41% (1 day USD SOFR + 3.91%), due 03/31/31(c)	433,756
1,959,000	Citigroup, Inc., 4.95% (1 day USD SOFR + 1.46%), due 05/07/31(c)	1,965,895
1,350,000	Citigroup, Inc., 6.02% (1 day USD SOFR + 1.83%), due 01/24/36(c)	1,391,021
742,000	Citigroup, Inc., 6.17% (1 day USD SOFR + 2.66%), due 05/25/34(c)	774,542
633,000	Citigroup, Inc., 6.63% (5 yr. CMT + 3.00%)(c)(f)	645,202
102,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30	96,637
352,000	Citizens Financial Group, Inc., 5.25% (1 day USD SOFR + 1.26%), due 03/05/31(c)	355,825
135,000	Citizens Financial Group, Inc., 5.30% (5 yr. CMT + 1.45%), due 01/29/36(c)	133,722
991,000	Citizens Financial Group, Inc., 5.72% (1 day USD SOFR + 1.91%), due 07/23/32(c)	1,017,489
125,000	Clean Harbors, Inc., 5.75%, due 10/15/33 144A	125,930
420,000	Clorox Co., 4.95%, due 05/15/33	416,031
210,000	Clue Opco LLC, 9.50%, due 10/15/31 144A	202,945
625,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	629,297
262,000	CNO Financial Group, Inc., 6.45%, due 06/15/34	273,117
230,000	CNO Global Funding, 4.70%, due 12/11/30 144A	226,459
410,000	Columbia Pipelines Holding Co. LLC, 5.00%, due 11/17/32 144A	405,578
800,000	Columbia Pipelines Holding Co. LLC, 5.68%, due 01/15/34 144A	817,189
1,423,000	Columbia Pipelines Operating Co. LLC, 5.44%, due 02/15/35 144A	1,443,175
445,000	Columbia Pipelines Operating Co. LLC, 6.04%, due 11/15/33 144A	467,327
5,000	Comcast Corp., 3.97%, due 11/01/47	3,568
200,000	Comision Federal de Electricidad, 4.69%, due 05/15/29 144A	196,628
850,000	Comision Federal de Electricidad, 6.05%, due 01/28/34 144A	833,204
1,670,000	CommonSpirit Health, 5.32%, due 12/01/34	1,673,346
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	274,659
534,000	Comstock Resources, Inc., 5.88%, due 01/15/30 144A	503,985
738,000	ConocoPhillips Co., 5.50%, due 01/15/55	707,760
463,000	ConocoPhillips Co., 5.55%, due 03/15/54	448,012
95,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	75,022
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	300,800
385,000	Constellation Brands, Inc., 2.25%, due 08/01/31	339,919
250,000	Constellation Energy Generation LLC, 3.75%, due 03/01/31 144A	238,123
279,000	Constellation Energy Generation LLC, 4.40%, due 01/15/31	274,365
278,000	Constellation Energy Generation LLC, 6.50%, due 10/01/53	298,493
1,155,000	Constellation Software, Inc., 5.16%, due 02/16/29 144A	1,159,509
380,000	Continental Resources, Inc., 2.88%, due 04/01/32 144A	334,476
553,000	Continental Resources, Inc., 5.75%, due 01/15/31 144A	563,243
1,536,000	COPT Defense Properties LP, 4.50%, due 10/15/30	1,513,933
1,214,000	Corebridge Financial, Inc., 5.75%, due 01/15/34(g)	1,247,502
1,397,000	Corebridge Global Funding, 4.55%, due 01/09/31 144A	1,374,785
1,085,000	Corebridge Global Funding, 4.85%, due 06/06/30 144A	1,084,297
367,000	CoreWeave, Inc., 9.00%, due 02/01/31(g) 144A	363,133
320,000	CoreWeave, Inc., 9.25%, due 06/01/30(g) 144A	322,314
278,000	CoreWeave, Inc., 9.75%, due 10/01/31 144A	277,584
440,000	Corp. Andina de Fomento, 5.00%, due 01/24/29	447,090
68See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
674,000	CoStar Group, Inc., 2.80%, due 07/15/30 144A	606,604
200,000	COX Asset Mexico SA de CV, 7.13%, due 01/08/32 144A	203,118
970,000	Cox Communications, Inc., 2.60%, due 06/15/31 144A	856,387
552,000	CRC Insurance Group LLC, 7.13%, due 06/01/31 144A	550,568
900,000	Credit Agricole SA, 3.25%, due 01/14/30 144A	846,824
471,000	Credit Agricole SA, 5.86% (SOFR + 1.74%), due 01/09/36(c) 144A	485,274
372,000	Crescent Energy Finance LLC, 7.38%, due 01/15/33 144A	369,970
2,592,000	Cummins, Inc., 5.15%, due 02/20/34	2,634,173
635,000	CVS Health Corp., 4.78%, due 03/25/38	595,612
575,000	CVS Health Corp., 5.00%, due 09/15/32	576,481
130,000	CVS Health Corp., 5.13%, due 07/20/45	117,808
745,194	CVS Pass-Through Trust, 5.77%, due 01/10/33 144A	744,318
314,589	CVS Pass-Through Trust, 6.94%, due 01/10/30	322,605
1,056,098	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	1,103,681
708,000	DAE Funding LLC, 4.95%, due 01/15/33 144A	684,507
643,000	Danske Bank AS, 5.00% (1 yr. CMT + 0.98%), due 03/27/32(c) 144A	642,994
437,000	Danske Bank AS, 5.02% (1 yr. CMT + 0.93%), due 03/04/31(c) 144A	438,830
320,000	DaVita, Inc., 4.63%, due 06/01/30 144A	310,199
115,000	Dcli Bidco LLC, 7.75%, due 11/15/29 144A	119,010
335,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 02/01/28 144A	335,917
526,000	Dell International LLC/EMC Corp., 4.50%, due 02/15/31	518,840
582,000	Dell International LLC/EMC Corp., 4.75%, due 10/06/32	575,452
305,000	Dell International LLC/EMC Corp., 5.00%, due 04/01/30	307,648
598,000	Dell International LLC/EMC Corp., 5.30%, due 04/01/32	608,385
966,000	Dell International LLC/EMC Corp., 5.40%, due 04/15/34	979,697
928,510	Delta Air Lines Pass-Through Trust, 2.00%, due 12/10/29	896,975
253,000	Delta Air Lines, Inc., 5.25%, due 07/10/30	255,837
950,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, due 10/20/28 144A	949,338
642,000	Deutsche Bank AG, 3.74% (1 day USD SOFR + 2.26%), due 01/07/33(c)	588,757
820,000	Deutsche Bank AG, 4.47% (1 day USD SOFR + 1.10%), due 12/10/31(c)	806,606
479,000	Deutsche Bank AG, 4.73% (1 day USD SOFR + 1.14%), due 02/06/32(c)	472,212
1,045,000	Deutsche Bank AG, 4.95% (1 day USD SOFR + 1.30%), due 08/04/31(c)	1,041,553
150,000	Deutsche Bank AG, 5.06% (1 day USD SOFR + 1.41%), due 04/14/32(c)	149,662
375,000	Deutsche Bank AG, 5.30% (1 day USD SOFR + 1.72%), due 05/09/31(c)	379,008
460,000	Deutsche Bank AG, 5.37% (1 day USD SOFR + 1.21%), due 01/10/29(c)	464,575
1,900,000	Diamondback Energy, Inc., 6.25%, due 03/15/33	2,020,904
324,000	Discovery Global Holdings, Inc., 4.28%, due 03/15/32	290,942
159,000	Discovery Global Holdings, Inc., 5.05%, due 03/15/42	104,145
685,000	Discovery Global Holdings, Inc., 5.05%, due 03/15/42	502,667
1,764,000	Dominion Energy, Inc., 5.35%, due 06/15/36	1,766,899
442,000	Dominion Energy, Inc., 6.00% (5 yr. CMT + 2.26%), due 02/15/56(c)	444,158
574,000	Dominion Energy, Inc., 6.20% (5 yr. CMT + 2.01%), due 02/15/56(c)	576,008
339,000	Dominion Energy, Inc., 6.88% (5 yr. CMT + 2.39%), due 02/01/55(c)	350,448
203,000	Dominion Energy, Inc., 7.00% (5 yr. CMT + 2.51%), due 06/01/54(c)	215,004
1,059,000	DT Midstream, Inc., 4.38%, due 06/15/31 144A	1,023,295
213,000	DT Midstream, Inc., 5.80%, due 12/15/34 144A	217,761
204,641	DTE Electric Securitization Funding I LLC, 2.64%, due 12/01/27	202,874
2,038,000	DTE Energy Co., 5.85%, due 06/01/34	2,127,855
411,000	Duke Energy Carolinas LLC, 3.95%, due 03/15/48	320,575
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
2,530,000	Duke Energy Carolinas LLC, 5.15%, due 06/15/36	2,533,558
496,000	Duke Energy Corp., 5.75%, due 09/15/33	517,319
435,000	Duke Energy Florida LLC, 3.40%, due 10/01/46	314,782
1,419,000	Duke Energy Indiana LLC, 4.95%, due 03/15/36	1,395,360
1,525,000	Duke Energy Indiana LLC, 5.25%, due 03/01/34	1,549,348
523,000	DuPont de Nemours, Inc., 4.73%, due 11/15/28 144A	522,879
200,000	Eaton Corp., 4.50%, due 03/06/33	195,878
228,000	Ecopetrol SA, 6.88%, due 04/29/30	232,302
790,000	Ecopetrol SA, 8.63%, due 01/19/29	838,591
893,000	Edged Compute LLC, 7.50%, due 04/30/31 144A	871,016
575,000	Edison International, 5.25%, due 11/15/28	576,207
347,000	Efesto Bidco SpA Efesto U.S. LLC, 7.50%, due 02/15/32 144A	347,562
706,000	Electricite de France SA, 5.65%, due 04/22/29(g) 144A	725,838
597,000	Electricite de France SA, 9.13% (5 yr. CMT + 5.41%)(c)(f) 144A	693,435
15,000	Elevance Health, Inc., 5.10%, due 01/15/44	13,951
614,000	Enact Holdings, Inc., 6.25%, due 05/28/29	632,175
477,000	Enbridge, Inc., 5.50% (3 mo. USD Term SOFR + 3.68%), due 07/15/77(c)	477,604
683,000	Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(c)	687,362
466,000	Enbridge, Inc., 6.25% (3 mo. USD Term SOFR + 3.90%), due 03/01/78(c)	470,560
294,000	Enbridge, Inc., 8.50% (5 yr. CMT + 4.43%), due 01/15/84(c)	336,193
235,000	Endo Finance Holdings LP, 8.50%, due 04/15/31 144A	247,152
172,000	Energean Israel Finance Ltd., 5.38%, due 03/30/28(h)	170,261
278,000	Energean Israel Finance Ltd., 5.88%, due 03/30/31(h)	267,006
150,000	Energy Transfer LP, 5.30%, due 04/01/44	137,185
590,000	Energy Transfer LP, 5.30%, due 04/15/47	529,951
170,000	Energy Transfer LP, 5.40%, due 10/01/47	154,269
2,018,000	Energy Transfer LP, 5.60%, due 09/01/34	2,060,493
25,000	Energy Transfer LP, 6.40%, due 12/01/30	26,470
313,000	Energy Transfer LP, 6.50% (5 yr. CMT + 2.68%), due 02/15/56(c)	315,782
1,034,000	Energy Transfer LP, 6.50% (5 yr. CMT + 5.69%)(c)(f)	1,037,935
65,000	Energy Transfer LP, 6.55%, due 12/01/33	70,357
551,000	Energy Transfer LP, 6.75% (5 yr. CMT + 2.48%), due 02/15/56(c)	563,097
1,640,000	Energy Transfer LP, 7.13% (5 yr. CMT + 5.31%)(c)(f)	1,693,013
611,000	Eni SpA, 5.25%, due 05/18/36 144A	601,106
587,000	Entergy Corp., 5.88% (5 yr. CMT + 2.18%), due 06/15/56(c)	587,424
323,000	Entergy Corp., 6.10% (5 yr. CMT + 2.01%), due 06/15/56(c)	323,799
2,445,000	Entergy Louisiana LLC, 4.00%, due 03/15/33	2,311,834
1,450,000	Enterprise Products Operating LLC, 4.90%, due 05/15/46	1,305,927
979,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD Term SOFR + 3.29%), due 08/16/77(c)	975,577
287,000	Enterprise Products Operating LLC, 5.35%, due 01/31/33	294,607
287,000	EOG Resources, Inc., 5.00%, due 07/15/32	288,927
25,000	EQT Corp., 7.50%, due 06/01/30	26,998
588,000	EquipmentShare.com, Inc., 7.13%, due 07/01/34(b) 144A	578,468
205,000	Eskom Holdings, 6.35%, due 08/10/28 144A	208,578
2,050,000	Eversource Energy, 2.90%, due 03/01/27	2,029,701
1,416,000	Exelon Corp., 3.35%, due 03/15/32	1,310,729
1,478,000	Exelon Corp., 5.10%, due 06/15/45	1,349,742
218,000	Exelon Corp., 5.13%, due 03/15/31	220,987
70See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
139,000	Exelon Corp., 6.50% (5 yr. CMT + 1.98%), due 03/15/55(c)	142,714
510,000	Expand Energy Corp., 4.75%, due 02/01/32	497,222
832,000	Fair Isaac Corp., 6.25%, due 09/15/34 144A	820,014
1,000,000	Fairfax Financial Holdings Ltd., 5.63%, due 08/16/32	1,025,770
2,240,000	Fairfax Financial Holdings Ltd., 6.00%, due 12/07/33	2,339,103
645,000	Fedex Freight Holding Co., Inc., 4.65%, due 03/15/31 144A	633,844
3,570,000	Ferguson Enterprises, Inc., 4.35%, due 03/15/31	3,506,915
2,378,000	Ferguson Finance PLC, 3.25%, due 06/02/30 144A	2,240,239
1,130,000	Ferguson Finance PLC, 4.50%, due 10/24/28 144A	1,124,295
275,000	FIBRA Prologis, 5.50%, due 11/26/35 144A	267,231
529,000	Fibra SOMA Trust F/6185, 7.13%, due 05/28/36 144A	527,244
590,000	Fidelity National Information Services, Inc., 4.80%, due 03/10/31	583,752
243,000	Fifth Third Bancorp, 5.14% (1 day USD SOFR + 1.24%), due 01/29/37(c)	238,624
361,000	Fifth Third Bancorp, 5.63% (1 day USD SOFR + 1.84%), due 01/29/32(c)	371,519
319,000	Fifth Third Bancorp, 5.98% (1 day USD SOFR + 2.16%), due 01/30/30(c) 144A	327,823
357,000	Fifth Third Bancorp, 7.03% (3 mo. USD Term SOFR + 3.29%)(c)(f)	357,523
850,000	First Citizens BancShares, Inc., 4.87% (1 day USD SOFR + 1.49%), due 03/03/32(c)	826,905
533,000	First Citizens BancShares, Inc., 5.23% (1 day USD SOFR + 1.41%), due 03/12/31(c)	532,024
567,000	First Citizens BancShares, Inc., 5.60% (5 yr. CMT + 1.85%), due 09/05/35(c)	556,903
385,000	First Citizens BancShares, Inc., 7.00% (5 yr. CMT + 3.30%)(c)(f)	389,219
338,000	First Horizon Corp., 5.51% (1 day USD SOFR + 1.77%), due 03/07/31(c)	342,358
200,000	First Quantum Minerals Ltd., 6.38%, due 02/15/36 144A	196,429
200,000	First Quantum Minerals Ltd., 7.25%, due 02/15/34 144A	205,185
253,000	First Quantum Minerals Ltd., 8.00%, due 03/01/33 144A	264,829
200,000	First Quantum Minerals Ltd., 8.63%, due 06/01/31 144A	208,482
2,365,000	Florida Power & Light Co., 2.45%, due 02/03/32	2,109,051
273,000	Flowserve Corp., 3.50%, due 10/01/30	257,888
1,560,000	Ford Motor Credit Co. LLC, 2.90%, due 02/10/29	1,468,520
350,000	Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	319,290
1,235,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	1,161,042
1,539,000	Ford Motor Credit Co. LLC, 5.73%, due 09/05/30	1,548,008
544,000	Ford Motor Credit Co. LLC, 5.80%, due 03/08/29	548,888
1,313,000	Ford Motor Credit Co. LLC, 6.13%, due 03/08/34	1,322,112
1,075,000	Foundry JV Holdco LLC, 5.90%, due 01/25/33 144A	1,121,312
604,000	Foundry JV Holdco LLC, 6.10%, due 01/25/36 144A	637,427
897,000	Foundry JV Holdco LLC, 6.25%, due 01/25/35 144A	953,070
493,000	Freedom Mortgage Holdings LLC, 6.88%, due 05/01/31 144A	478,835
210,000	Freedom Mortgage Holdings LLC, 7.88%, due 04/01/33 144A	204,972
359,000	Freeport-McMoRan, Inc., 5.40%, due 11/14/34	365,325
902,000	Fresenius Medical Care U.S. Finance III, Inc., 2.38%, due 02/16/31 144A	800,111
504,000	Froneri Lux FinCo SARL, 6.00%, due 08/01/32 144A	494,569
652,000	GA Global Funding Trust, 4.50%, due 09/18/30 144A	632,138
339,000	GA Global Funding Trust, 5.20%, due 12/09/31 144A	335,094
165,000	Gap, Inc., 3.63%, due 10/01/29(g) 144A	155,580
335,000	Garda World Security Corp., 6.50%, due 01/15/31 144A	339,889
297,000	GCI LLC, 4.75%, due 10/15/28 144A	283,258
3,111,000	General Motors Financial Co., Inc., 2.40%, due 10/15/28	2,956,287
495,000	General Motors Financial Co., Inc., 3.10%, due 01/12/32	448,256
1,528,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30	1,458,428
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,563,000	General Motors Financial Co., Inc., 5.95%, due 04/04/34	1,618,256
878,000	General Motors Financial Co., Inc., 6.00%, due 01/09/28	894,726
40,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, due 03/15/34	39,715
262,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.88%, due 05/15/32	270,308
295,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, due 05/15/33	307,023
1,831,000	Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, due 06/04/29	1,872,722
289,000	Georgia Power Co., 4.95%, due 05/17/33	290,837
160,000	GFL Environmental Holdings U.S., Inc., 5.50%, due 02/01/34 144A	156,694
3,500,000	Glencore Funding LLC, 5.20%, due 07/01/33 144A	3,503,487
2,471,000	Global Atlantic Fin Co., 3.13%, due 06/15/31 144A	2,218,084
1,497,000	Global Atlantic Fin Co., 4.40%, due 10/15/29 144A	1,453,476
200,000	Global Atlantic Fin Co., 7.95% (5 yr. CMT + 3.61%), due 10/15/54(c) 144A	201,551
773,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, due 01/15/32 144A	733,581
332,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, due 08/15/29 144A	343,914
67,000	Global Partners LP/GLP Finance Corp., 7.13%, due 07/01/33 144A	67,834
211,000	Global Partners LP/GLP Finance Corp., 8.25%, due 01/15/32 144A	221,088
1,259,000	GLP Capital LP/GLP Financing II, Inc., 4.00%, due 01/15/31	1,189,778
1,100,000	Goldman Sachs Group, Inc., 1.54% (1 day USD SOFR + 0.82%), due 09/10/27(c)	1,093,885
2,581,000	Goldman Sachs Group, Inc., 2.62% (1 day USD SOFR + 1.28%), due 04/22/32(c)	2,318,629
589,000	Goldman Sachs Group, Inc., 2.65% (1 day USD SOFR + 1.26%), due 10/21/32(c)	524,347
1,065,000	Goldman Sachs Group, Inc., 3.81% (3 mo. USD Term SOFR + 1.42%), due 04/23/29(c)(g)	1,048,540
2,531,000	Goldman Sachs Group, Inc., 5.07% (1 day USD SOFR + 1.19%), due 01/21/37(c)	2,472,067
1,710,000	Goldman Sachs Group, Inc., 5.09% (1 day USD SOFR + 1.34%), due 04/20/34(c)(g)	1,703,625
924,000	Goldman Sachs Group, Inc., 5.22% (1 day USD SOFR + 1.58%), due 04/23/31(c)	933,372
1,435,000	Goldman Sachs Group, Inc., 5.43% (1 day USD SOFR + 1.31%), due 06/03/37(c)	1,440,477
1,616,000	Golub Capital BDC, Inc., 7.05%, due 12/05/28	1,660,393
355,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	337,791
465,000	Green Palm Bidco SARL, 6.46%, due 06/30/46 144A	471,339
190,000	HCA, Inc., 4.30%, due 11/15/30	185,900
314,000	HCA, Inc., 4.60%, due 11/15/32	305,931
620,000	HCA, Inc., 5.00%, due 05/15/33	613,851
441,000	HCA, Inc., 5.45%, due 04/01/31	450,743
275,000	HCA, Inc., 7.75%, due 07/15/36	316,093
1,895,000	Healthpeak OP LLC, 5.25%, due 12/15/32	1,913,085
165,000	Herc Holdings, Inc., 5.75%, due 03/15/31 144A	164,920
30,000	Herc Holdings, Inc., 6.00%, due 03/15/34(g) 144A	29,832
1,486,000	Hercules Capital, Inc., 5.35%, due 02/10/29(g)	1,472,630
110,000	Hess Midstream Operations LP, 6.50%, due 06/01/29 144A	112,309
68,000	Hexcel Corp., 4.90%, due 05/15/31	67,812
290,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, due 04/15/30 144A	285,532
205,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 04/15/32(g) 144A	198,562
295,000	Hilton Domestic Operating Co., Inc., 5.50%, due 03/31/34 144A	292,612
399,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, due 01/15/32 144A	405,171
606,000	Home Depot, Inc., 4.95%, due 06/25/34	608,225
4,839,000	Honeywell Aerospace, Inc., 4.60%, due 03/16/33 144A	4,751,699
170,000	Honeywell Aerospace, Inc., 4.95%, due 03/16/36 144A	167,468
600,000	Horizon Mutual Holdings, Inc., 6.20%, due 11/15/34 144A	583,368
72See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
216,000	Howard Midstream Energy Partners LLC, 6.63%, due 01/15/34 144A	217,962
45,000	Howard Midstream Energy Partners LLC, 7.38%, due 07/15/32 144A	46,632
178,000	HPS Corporate Lending Fund, 5.15%, due 04/02/29(g) 144A	174,381
165,000	HPS Corporate Lending Fund, 5.45%, due 11/15/30	159,682
65,000	HPS Corporate Lending Fund, 5.95%, due 04/14/32	63,710
1,704,000	HSBC Holdings PLC, 5.13% (1 day USD SOFR + 1.29%), due 03/03/31(c)	1,714,498
218,000	HTA Group Ltd., 6.75%, due 04/01/31 144A	220,818
341,000	Huntington Bancshares, Inc., 5.27% (1 day USD SOFR + 1.28%), due 01/15/31(c)	345,066
235,000	Huntington Bancshares, Inc., 5.71% (1 day USD SOFR Index + 1.87%), due 02/02/35(c)	240,501
184,000	Huntington Bancshares, Inc., 6.14% (5 yr. CMT + 1.70%), due 11/18/39(c)	188,250
297,000	Huntington Bancshares, Inc., 6.25% (5 yr. CMT + 2.65%)(c)(f)(g)	300,217
1,666,000	HUT 8 DC LLC, 6.19%, due 11/15/42 144A	1,688,163
102,000	Hybar LLC, 7.38%, due 07/01/34 144A	102,622
3,500,000	Hyundai Capital America, 5.10%, due 06/24/30 144A	3,521,870
258,000	IHS Holding Ltd., 7.88%, due 05/29/30 144A	265,617
420,000	IHS Holding Ltd., 8.25%, due 11/29/31(g) 144A	439,414
468,000	Iliad Holding SAS, 7.00%, due 04/15/32 144A	477,550
200,000	Iliad Holding SAS, 8.50%, due 04/15/31 144A	212,005
2,000,000	Imperial Brands Finance PLC, 5.50%, due 02/01/30 144A	2,043,730
277,000	Industrial F&B Investments III, Inc., 7.75%, due 02/11/33 144A	282,486
2,790,000	ING Groep NV, 4.80% (1 day USD SOFR Index + 1.26%), due 03/23/32(c)	2,772,192
253,000	ING Groep NV, 6.11% (1 day USD SOFR + 2.09%), due 09/11/34(c)	267,826
289,000	Intercontinental Exchange, Inc., 4.60%, due 03/15/33	283,581
1,230,000	Invitation Homes Operating Partnership LP, 4.95%, due 01/15/33	1,213,047
170,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30	165,165
258,000	IQVIA, Inc., 6.25%, due 02/01/29	266,683
383,000	Iron Mountain Information Management Services, Inc., 5.00%, due 07/15/32 144A	368,210
265,000	Iron Mountain, Inc., 5.25%, due 07/15/30 144A	261,196
637,000	Iron Mountain, Inc., 6.25%, due 01/15/35 144A	640,279
200,000	Israel Electric Corp. Ltd., 5.63%, due 01/28/38(h)	199,236
295,000	Jabil, Inc., 4.75%, due 02/01/33	288,086
1,440,000	Jacobs Solutions, Inc., 4.75%, due 03/03/31(g)	1,427,701
256,000	JB Poindexter & Co., Inc., 8.75%, due 12/15/31 144A	263,520
1,050,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.00%, due 02/02/29	1,008,087
578,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.63%, due 01/15/32	535,960
507,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.75%, due 04/01/33	520,837
141,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.95%, due 04/20/35	145,534
620,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.40%, due 05/10/57 144A	618,960
980,000	Jefferies Financial Group, Inc., 5.88%, due 07/21/28	999,226
592,292	JetBlue Pass-Through Trust, 2.75%, due 11/15/33	525,603
187,548	JetBlue Pass-Through Trust, Series 2020-1, Class A, 4.00%, due 05/15/34	178,138
91,000	JH North America Holdings, Inc., 5.88%, due 01/31/31 144A	91,496
393,000	JH North America Holdings, Inc., 6.13%, due 07/31/32 144A	396,536
2,000,000	JPMorgan Chase & Co., 2.07% (1 day USD SOFR + 1.02%), due 06/01/29(c)	1,906,977
760,000	JPMorgan Chase & Co., 2.58% (3 mo. USD Term SOFR + 1.25%), due 04/22/32(c)	685,099
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,817,000	JPMorgan Chase & Co., 3.78% (3 mo. USD Term SOFR + 1.60%), due 02/01/28(c)(g)	1,809,791
965,000	JPMorgan Chase & Co., 4.20% (3 mo. USD Term SOFR + 1.52%), due 07/23/29(c)	956,861
339,000	JPMorgan Chase & Co., 4.35% (1 day USD SOFR + 0.84%), due 01/22/32(c)	332,168
645,000	JPMorgan Chase & Co., 4.60% (1 day USD SOFR + 1.04%), due 10/22/30(c)	642,234
4,135,000	JPMorgan Chase & Co., 4.90% (1 day USD SOFR + 1.07%), due 01/22/37(c)	4,028,112
493,000	JPMorgan Chase & Co., 5.19% (1 day USD SOFR + 1.30%), due 02/05/37(c)	485,049
875,000	JPMorgan Chase & Co., 5.29% (1 day USD SOFR + 1.46%), due 07/22/35(c)	884,441
6,465,000	JPMorgan Chase & Co., 5.34% (1 day USD SOFR + 1.62%), due 01/23/35(c)	6,563,969
559,000	JPMorgan Chase & Co., 5.50% (1 day USD SOFR + 1.32%), due 01/24/36(c)	571,524
1,934,000	JPMorgan Chase & Co., 5.58% (1 day USD SOFR + 1.64%), due 07/23/36(c)	1,964,194
780,000	Kaiser Foundation Hospitals, 2.81%, due 06/01/41	575,509
315,000	KB Home, 4.00%, due 06/15/31	294,880
191,000	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 7.13%, due 04/30/33 144A	194,675
288,000	Kenvue, Inc., 4.90%, due 03/22/33	289,196
391,000	KeyCorp, 5.12% (1 day USD SOFR Index + 1.23%), due 04/04/31(c)	394,320
206,000	KeyCorp, 5.31% (1 day USD SOFR + 1.37%), due 01/28/37(c)	203,057
200,000	KeyCorp, 6.40% (1 day USD SOFR Index + 2.42%), due 03/06/35(c)	213,037
1,360,000	KKR & Co., Inc., 5.10%, due 08/07/35	1,316,110
1,291,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43(g) 144A	1,219,762
257,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	179,151
283,000	KKR Group Finance Co. X LLC, 3.25%, due 12/15/51 144A	179,464
1,910,000	Laboratory Corp. of America Holdings, 4.35%, due 04/01/30	1,884,929
145,000	Lamb Weston Holdings, Inc., 4.13%, due 01/31/30 144A	139,121
260,000	Lamb Weston Holdings, Inc., 4.38%, due 01/31/32 144A	244,635
200,000	Lamb Weston Holdings, Inc., 4.88%, due 05/15/28 144A	198,788
625,000	Las Vegas Sands Corp., 5.30%, due 05/15/31	622,793
401,000	Lazard Group LLC, 4.38%, due 03/11/29	396,486
315,000	Leidos, Inc., 5.00%, due 03/15/36	303,520
722,000	Level 3 Financing, Inc., 6.88%, due 06/30/33 144A	742,256
322,000	Leviathan Bond Ltd., 6.50%, due 06/30/27(h)	323,387
133,000	Leviathan Bond Ltd., 6.75%, due 06/30/30(h)	136,846
347,000	Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(c) 144A	344,596
161,000	Lithia Motors, Inc., 3.88%, due 06/01/29 144A	154,318
354,000	Lithia Motors, Inc., 4.38%, due 01/15/31 144A	335,838
326,000	Lithia Motors, Inc., 5.50%, due 10/01/30 144A	322,207
2,700,000	Lloyds Banking Group PLC, 4.43% (1 yr. CMT + 0.82%), due 11/04/31(c)	2,651,809
1,360,000	Lloyds Banking Group PLC, 5.68% (1 yr. CMT + 1.75%), due 01/05/35(c)	1,398,108
299,000	Lloyds Banking Group PLC, 6.07% (1 yr. CMT + 1.60%), due 06/13/36(c)	308,236
386,000	Lloyds Banking Group PLC, 6.63% (5 yr. CMT + 2.68%)(c)(f)(g)	384,677
255,000	Lloyds Banking Group PLC, 6.75% (5 yr. CMT + 3.15%)(c)(f)(g)	262,154
213,000	Long Ridge Energy LLC, 8.75%, due 02/15/32 144A	224,942
216,000	M&T Bank Corp., 5.13% (3 mo. USD Term SOFR + 3.78%)(c)(f)(g)	216,367
300,000	M&T Bank Corp., 5.18% (1 day USD SOFR + 1.40%), due 07/08/31(c)	302,456
566,000	M&T Bank Corp., 5.30% (5 yr. CMT + 1.38%), due 04/18/36(c)	560,926
492,000	M&T Bank Corp., 5.39% (1 day USD SOFR + 1.61%), due 01/16/36(c)	491,914
534,000	M&T Bank Corp., 5.40% (5 yr. CMT + 1.43%), due 07/30/35(c)	533,464
344,000	Macquarie Bank Ltd., 3.62%, due 06/03/30 144A	326,683
198,000	Macy's Retail Holdings LLC, 5.88%, due 03/15/30 144A	198,157
74See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
250,000	Macy's Retail Holdings LLC, 6.13%, due 03/15/32 144A	251,398
431,000	Macy's Retail Holdings LLC, 7.38%, due 08/01/33(g) 144A	453,056
653,000	MARB BondCo PLC, 3.95%, due 01/29/31 144A	573,045
210,000	Marriott International, Inc., 4.50%, due 05/01/33	203,350
390,000	Marriott Ownership Resorts, Inc., 6.50%, due 10/01/33(g) 144A	387,825
559,000	Mars, Inc., 5.00%, due 03/01/32 144A	563,096
1,465,000	Mars, Inc., 5.20%, due 03/01/35 144A	1,471,322
289,000	Marvell Technology, Inc., 5.95%, due 09/15/33	303,988
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(i)	381,108
1,615,000	Massachusetts Mutual Life Insurance Co., 5.67%, due 12/01/52 144A	1,572,412
497,000	MassMutual Global Funding II, 4.35%, due 09/17/31 144A	484,611
280,000	MasTec, Inc., 5.90%, due 06/15/29	288,184
291,000	Medtronic Global Holdings SCA, 4.50%, due 03/30/33	285,633
527,000	MercadoLibre, Inc., 4.90%, due 01/15/33	514,141
385,000	Meridian Arc Holdco LLC, 6.25%, due 04/30/31 144A	386,115
702,000	Meta Platforms, Inc., 4.20%, due 11/15/30	691,150
685,000	Meta Platforms, Inc., 4.60%, due 11/15/32	673,778
176,000	Meta Platforms, Inc., 5.25%, due 05/15/36	174,824
243,000	Meta Platforms, Inc., 5.63%, due 11/15/55	220,345
445,000	Meta Platforms, Inc., 6.20%, due 05/15/46	445,557
150,000	Meta Platforms, Inc., 6.30%, due 05/15/56	149,413
400,000	Meta Platforms, Inc., 6.45%, due 05/15/66	395,329
546,000	MetLife, Inc., 6.40%, due 12/15/66	558,422
401,000	Mexico City Airport Trust, 4.25%, due 10/31/26 144A	400,976
1,205,000	Mexico City Airport Trust, 5.50%, due 07/31/47 144A	1,032,311
537,000	Michaels Cos., Inc., 8.50%, due 03/15/33 144A	532,212
553,000	Micron Technology, Inc., 2.70%, due 04/15/32	495,614
325,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	316,560
297,000	Millicom International Cellular SA, 6.25%, due 03/25/29 144A	298,404
200,000	Millicom International Cellular SA, 7.38%, due 04/02/32 144A	206,705
535,000	Millrose Properties, Inc., 6.38%, due 08/01/30 144A	542,597
165,000	Mineral Resources Ltd., 6.00%, due 05/01/32 144A	163,331
150,000	Mineral Resources Ltd., 6.25%, due 05/01/34 144A	147,590
110,000	Mineral Resources Ltd., 7.00%, due 04/01/31 144A	113,941
60,000	Mineral Resources Ltd., 9.25%, due 10/01/28 144A	61,974
1,200,000	Mizuho Bank Ltd., 5.19%, due 04/16/36 144A	1,192,834
1,050,000	Mizuho Financial Group, Inc., 4.97% (1 yr. CMT + 0.00%), due 07/13/32(b)(c)	1,047,284
195,000	Mobility Global, Inc., 5.05%, due 06/15/29 144A	195,368
790,000	Mobility Global, Inc., 5.45%, due 06/15/31 144A	798,813
1,250,000	Moody's Corp., 3.25%, due 05/20/50	844,532
3,430,000	Morgan Stanley, 1.79% (1 day USD SOFR + 1.03%), due 02/13/32(c)	2,984,459
715,000	Morgan Stanley, 1.93% (1 day USD SOFR + 1.02%), due 04/28/32(c)	621,806
2,420,000	Morgan Stanley, 2.24% (1 day USD SOFR + 1.18%), due 07/21/32(c)	2,123,469
894,000	Morgan Stanley, 2.48% (1 day USD SOFR + 1.36%), due 09/16/36(c)	775,744
1,755,000	Morgan Stanley, 2.70% (1 day USD SOFR + 1.14%), due 01/22/31(c)	1,629,996
2,423,000	Morgan Stanley, 2.94% (1 day USD SOFR + 1.29%), due 01/21/33(c)	2,179,286
2,461,000	Morgan Stanley, 3.62% (1 day USD SOFR + 3.12%), due 04/01/31(c)	2,357,231
910,000	Morgan Stanley, 3.77% (3 mo. USD Term SOFR + 1.40%), due 01/24/29(c)	897,753
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
2,018,000	Morgan Stanley, 4.71% (1 day USD SOFR + 1.20%), due 03/12/32(c)	1,993,543
2,000,000	Morgan Stanley, 5.25% (1 day USD SOFR + 1.87%), due 04/21/34(c)	2,013,161
769,000	Morgan Stanley, 5.32% (1 day USD SOFR + 1.56%), due 07/19/35(c)	773,026
650,000	Morgan Stanley, 5.95% (5 yr. CMT + 2.43%), due 01/19/38(c)	669,034
800,000	Morgan Stanley Bank NA, 4.79% (1 day USD SOFR Index + 0.97%), due 05/10/30(c)	800,898
250,000	Morgan Stanley Private Bank NA, 4.47% (1 day USD SOFR + 1.02%), due 11/19/31(c)	245,780
756,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	682,182
613,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	557,149
370,000	MPLX LP, 4.50%, due 04/15/38	335,291
530,000	MPLX LP, 4.70%, due 04/15/48	440,581
655,000	MPLX LP, 4.80%, due 02/15/31	652,600
299,000	MPLX LP, 4.95%, due 09/01/32	297,544
326,000	MPLX LP, 5.00%, due 03/01/33	323,680
105,000	MPLX LP, 5.20%, due 03/01/47	94,825
685,000	MPLX LP, 5.50%, due 06/01/34	692,825
255,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, due 03/15/31	175,535
210,000	MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/27(g)	203,824
704,000	MSCI, Inc., 3.63%, due 11/01/31 144A	653,334
1,291,000	MSCI, Inc., 5.25%, due 09/01/35	1,264,137
329,000	Muthoot Finance Ltd., 5.75%, due 08/04/30 144A	322,430
695,000	Mylan, Inc., 5.40%, due 11/29/43	613,493
365,000	National Fuel Gas Co., 5.50%, due 03/15/30	371,608
51,000	National Rural Utilities Cooperative Finance Corp., 8.00%, due 03/01/32	58,842
549,000	NatWest Group PLC, 7.30% (5 yr. CMT + 2.94%)(c)(f)	573,493
324,000	NatWest Group PLC, 8.13% (5 yr. CMT + 3.75%)(c)(f)	358,708
483,000	NBM U.S. Holdings, Inc., 6.63%, due 08/06/29(g) 144A	482,790
85,000	Newell Brands, Inc., 6.38%, due 05/15/30(g)	86,213
50,000	Newell Brands, Inc., 6.63%, due 05/15/32(g)	50,660
372,000	News Corp., 3.88%, due 05/15/29 144A	360,856
252,000	News Corp., 5.13%, due 02/15/32 144A	246,969
365,000	NextEra Energy Capital Holdings, Inc., 2.44%, due 01/15/32	322,023
354,000	NextEra Energy Capital Holdings, Inc., 6.20% (5 yr. CMT + 1.77%), due 10/01/56(c)	353,798
315,000	NextEra Energy Capital Holdings, Inc., 6.38% (5 yr. CMT + 2.05%), due 08/15/55(c)	320,967
114,000	NextEra Energy Capital Holdings, Inc., 6.50% (5 yr. CMT + 1.98%), due 08/15/55(c)	117,054
1,900,000	Niagara Mohawk Power Corp., 5.66%, due 01/17/54 144A	1,813,131
196,000	NiSource, Inc., 3.60%, due 05/01/30	188,339
492,000	NiSource, Inc., 5.75% (5 yr. CMT + 2.04%), due 07/15/56(c)	492,854
318,000	NMI Holdings, Inc., 6.00%, due 08/15/29	324,881
200,000	Nomura Holdings, Inc., 2.61%, due 07/14/31	178,518
535,000	Nomura Holdings, Inc., 5.17%, due 07/14/31(g)	536,420
1,602,000	Northern States Power Co., 4.85%, due 05/15/36(g)	1,575,702
2,285,000	Northwest Pipeline LLC, 4.00%, due 04/01/27	2,277,260
608,000	Novartis Capital Corp., 4.60%, due 03/18/33	602,578
412,000	Novelis Corp., 4.75%, due 01/30/30 144A	398,757
342,000	NRG Energy, Inc., 3.63%, due 02/15/31 144A	317,741
949,000	NRG Energy, Inc., 3.88%, due 02/15/32 144A	873,006
478,000	NRG Energy, Inc., 5.41%, due 10/15/35 144A	470,108
295,000	NRG Energy, Inc., 5.75%, due 01/15/34 144A	292,851
248,000	NRG Energy, Inc., 6.00%, due 02/01/33 144A	249,420
76See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
309,000	NRG Energy, Inc., 6.13%, due 05/15/36 144A	309,276
776,000	NRG Energy, Inc., 7.00%, due 03/15/33 144A	842,233
327,000	NRG Energy, Inc., 10.25% (5 yr. CMT + 5.92%)(c)(f) 144A	353,800
250,000	NSTAR Electric Co., 3.10%, due 06/01/51	165,890
1,389,000	NSTAR Electric Co., 5.20%, due 05/15/36	1,395,287
400,000	NSTAR Electric Co., 5.40%, due 06/01/34	408,580
747,000	NTT Finance Corp., 5.17%, due 07/16/32 144A	747,133
2,792,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.50%, due 05/11/31	2,505,569
201,000	OAK-Eagle Acquireco, Inc., 7.25%, due 07/01/33 144A	210,377
633,000	Occidental Petroleum Corp., 6.45%, due 09/15/36	679,346
356,000	Occidental Petroleum Corp., 6.63%, due 09/01/30	376,813
412,000	OCP SA, 6.75%, due 05/02/34 144A	433,074
199,000	Old National Bancorp, 5.77% (3 mo. USD Term SOFR + 2.20%), due 02/15/36(c)	199,157
133,000	OneMain Finance Corp., 3.88%, due 09/15/28	128,889
559,000	OneMain Finance Corp., 6.13%, due 05/15/30	559,407
62,000	OneMain Finance Corp., 6.63%, due 01/15/28	62,948
655,000	ONEOK, Inc., 3.10%, due 03/15/30	617,700
75,000	ONEOK, Inc., 4.25%, due 09/15/46	58,701
370,000	ONEOK, Inc., 5.38%, due 06/01/29	376,188
1,380,000	ONEOK, Inc., 6.05%, due 09/01/33	1,445,156
1,456,000	Oracle Corp., 3.95%, due 03/25/51	932,308
135,000	Oracle Corp., 4.00%, due 07/15/46	91,129
389,000	Oracle Corp., 4.70%, due 09/27/34	356,576
2,296,000	Oracle Corp., 4.80%, due 09/26/32	2,185,600
292,000	Oracle Corp., 5.25%, due 02/03/32	287,940
741,000	Oracle Corp., 5.55%, due 02/06/53	597,390
254,000	Oracle Corp., 5.70%, due 02/04/36	246,077
135,000	Oracle Corp., 6.55%, due 02/04/46	127,332
410,000	Oracle Corp., 6.70%, due 02/04/56(g)	386,135
165,000	Oracle Corp., 6.85%, due 02/04/66	153,679
341,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.00%, due 06/15/34 144A	340,551
376,000	Ovintiv, Inc., 6.25%, due 07/15/33	395,681
1,885,000	Pacific Gas & Electric Co., 3.30%, due 08/01/40	1,414,628
870,000	Pacific Gas & Electric Co., 3.95%, due 12/01/47	637,906
490,000	Pacific Gas & Electric Co., 4.95%, due 07/01/50	409,367
399,000	Pacific Gas & Electric Co., 5.80%, due 05/15/34	408,031
265,000	PacifiCorp, 2.70%, due 09/15/30	243,576
505,000	PacifiCorp, 7.13% (5 yr. CMT + 3.29%), due 08/15/56(c)	501,822
462,000	PacifiCorp, 7.38% (5 yr. CMT + 3.32%), due 09/15/55(c)	467,021
103,000	Par Petroleum LLC, 7.38%, due 06/01/34 144A	104,292
210,000	Paramount Global, 4.20%, due 05/19/32	182,295
375,000	Paramount Global, 4.38%, due 03/15/43	242,232
760,000	Paramount Global, 4.95%, due 05/19/50	491,167
376,000	PBF Holding Co. LLC/PBF Finance Corp., 7.25%, due 06/01/34 144A	372,480
415,000	PECO Energy Co., 3.05%, due 03/15/51	271,792
205,000	PECO Energy Co., 3.70%, due 09/15/47	155,846
2,342,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.25%, due 07/01/29 144A	2,371,680
333,000	Performance Food Group, Inc., 5.63%, due 03/01/34 144A	327,068
222,000	Permian Resources Operating LLC, 6.25%, due 02/01/33 144A	226,805
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
312,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.75%, due 02/03/31 144A	304,409
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	229,170
483,000	Petroleos Mexicanos, 6.75%, due 09/21/47	413,801
290,000	Pfizer Investment Enterprises Pte. Ltd., 4.75%, due 05/19/33	287,302
333,000	PG&E Corp., 6.85% (5 yr. CMT + 3.23%), due 09/15/56(c)	331,982
766,000	PG&E Corp., 7.38% (5 yr. CMT + 3.88%), due 03/15/55(c)	781,034
1,250,467	PG&E Wildfire Recovery Funding LLC, 3.59%, due 06/01/32	1,221,893
827,000	PG&E Wildfire Recovery Funding LLC, 4.26%, due 06/01/38	794,957
2,169,000	PG&E Wildfire Recovery Funding LLC, 4.72%, due 06/01/39	2,138,879
480,000	PHH Escrow Issuer LLC/PHH Corp., 9.88%, due 11/01/29 144A	470,219
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	140,730
310,000	Pilgrim's Pride Corp., 6.25%, due 07/01/33	324,044
250,000	Pinnacle Bank/Nashville TN, 5.96% (5 yr. CMT + 2.30%), due 01/15/36(c)	248,216
403,000	Pinnacle Financial Partners, Inc., 5.60% (1 day USD SOFR + 1.70%), due 05/19/32(c)	404,389
199,000	Plains All American Pipeline LP/PAA Finance Corp., 4.70%, due 01/15/31	197,363
581,000	PNC Financial Services Group, Inc., 4.81% (1 day USD SOFR + 1.26%), due 10/21/32(c)	578,574
1,444,000	PNC Financial Services Group, Inc., 5.40% (1 day USD SOFR + 1.60%), due 07/23/35(c)	1,463,468
338,000	PNC Financial Services Group, Inc., 5.58% (1 day USD SOFR + 1.39%), due 01/29/36(c)	346,670
368,000	PNC Financial Services Group, Inc., 5.94% (1 day USD SOFR + 1.95%), due 08/18/34(c)	387,643
465,000	PNC Financial Services Group, Inc., 6.25% (7 yr. CMT + 2.81%)(c)(f)(g)	475,563
470,000	Popular, Inc., 7.25%, due 03/13/28	484,524
566,000	Prologis Targeted U.S. Logistics Fund LP, 4.63%, due 03/15/33 144A	551,284
130,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	129,422
2,910,000	Public Service Co. of Colorado, 5.35%, due 05/15/34	2,954,435
1,420,000	Puget Energy, Inc., 5.73%, due 03/15/35	1,429,672
30,000	Qnity Electronics, Inc., 5.75%, due 08/15/32 144A	30,197
20,000	Qnity Electronics, Inc., 6.25%, due 08/15/33 144A	20,374
506,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	463,381
312,000	Qorvo, Inc., 4.38%, due 10/15/29	301,134
1,139,000	QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, due 04/15/36 144A	1,083,367
630,000	Quanta Services, Inc., 4.50%, due 01/15/31	622,621
189,000	Quikrete Holdings, Inc., 6.38%, due 03/01/32 144A	193,093
55,000	QXO Building Products, Inc., 6.50%, due 07/15/31 144A	56,085
216,000	QXO Building Products, Inc., 6.88%, due 07/15/34 144A	221,870
449,000	Radian Group, Inc., 6.20%, due 05/15/29	463,878
252,000	Rakuten Group, Inc., 9.75%, due 04/15/29 144A	274,044
567,000	Rede D'or Finance SARL, 6.55%, due 04/28/36 144A	550,188
1,121,000	Regions Financial Corp., 5.50% (1 day USD SOFR + 2.06%), due 09/06/35(c)	1,135,636
239,000	Regions Financial Corp., 5.72% (1 day USD SOFR + 1.49%), due 06/06/30(c)	245,342
506,000	Reinsurance Group of America, Inc., 6.65% (5 yr. CMT + 2.39%), due 09/15/55(c)	512,665
1,582,000	Rentokil Terminix Funding LLC, 5.00%, due 04/28/30 144A	1,587,314
788,000	Repsol E&P Capital Markets U.S. LLC, 5.20%, due 09/16/30 144A	792,420
105,000	RHP Hotel Properties LP/RHP Finance Corp., 5.75%, due 03/15/34 144A	104,087
289,000	Rio Tinto Finance USA PLC, 5.00%, due 03/14/32	292,045
291,000	Rivers Enterprise Borrower LLC, 6.25%, due 10/15/30 144A	294,802
78See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
306,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, due 02/01/33 144A	310,759
803,000	ROBLOX Corp., 3.88%, due 05/01/30 144A	759,388
553,000	Rocket Cos., Inc., 6.13%, due 08/01/31 144A	565,192
455,000	Rocket Cos., Inc., 6.38%, due 08/01/33 144A	463,288
178,000	Rocket Cos., Inc., 6.50%, due 06/15/34 144A	182,793
732,000	Royal Bank of Canada, 6.50% (5 yr. CMT + 2.46%), due 11/24/85(c)	724,463
303,000	Royal Caribbean Cruises Ltd., 5.38%, due 01/15/36	300,921
1,950,000	RTX Corp., 6.10%, due 03/15/34	2,092,901
2,032,000	Ryder System, Inc., 4.30%, due 12/01/30	2,005,133
529,000	Ryder System, Inc., 4.90%, due 12/01/29	533,964
492,000	S&S Holdings LLC, 8.38%, due 10/01/31 144A	465,977
820,000	Sabine Pass Liquefaction LLC, 4.50%, due 05/15/30	812,333
155,000	Salesforce, Inc., 6.55%, due 03/15/56	155,153
130,000	Salesforce, Inc., 6.70%, due 03/15/66	131,131
455,000	Santander Holdings USA, Inc., 5.22% (1 day USD SOFR + 1.28%), due 06/05/32(c)	454,005
455,000	Santander Holdings USA, Inc., 5.70% (1 day USD SOFR + 1.60%), due 06/05/37(c)	454,812
225,000	Santander U.K. Group Holdings PLC, 4.32% (1 day USD SOFR Index + 1.07%), due 09/22/29(c)	222,689
400,000	Sasol Financing USA LLC, 6.50%, due 09/27/28(g)	399,511
2,523,000	SBA Tower Trust, 4.83%, due 10/15/54 144A	2,524,186
360,000	Sempra, 5.50%, due 08/01/33	370,267
408,000	Sempra, 6.40% (5 yr. CMT + 2.63%), due 10/01/54(c)	410,318
185,000	Sensata Technologies, Inc., 3.75%, due 02/15/31 144A	173,096
200,000	ServiceNow, Inc., 5.40%, due 05/15/36	199,991
850,000	Simon Property Group LP, 6.75%, due 02/01/40	961,961
697,000	Sitios Latinoamerica SAB de CV, 6.00%, due 11/25/29 144A	712,027
216,000	Sixth Street Lending Partners, 5.75%, due 01/15/30	214,668
222,000	Sixth Street Lending Partners, 6.13%, due 07/15/30	223,322
2,000,000	Sixth Street Lending Partners, 6.50%, due 03/11/29	2,042,607
648,000	SNF Group SACA, 5.63%, due 03/31/31 144A	655,725
1,365,000	Societe Generale SA, 2.80% (1 yr. CMT + 1.30%), due 01/19/28(c) 144A	1,351,965
200,000	Societe Generale SA, 3.65% (5 yr. CMT + 3.00%), due 07/08/35(c) 144A	187,337
452,000	Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(c)(f) 144A	433,117
1,130,000	Societe Generale SA, 5.52% (1 yr. CMT + 1.50%), due 01/19/28(c) 144A	1,135,587
820,000	Solventum Corp., 5.45%, due 03/13/31	839,650
1,131,000	Sonoco Products Co., 5.00%, due 09/01/34(g)	1,109,712
570,000	Southern California Edison Co., 3.45%, due 02/01/52	376,791
335,000	Southern California Edison Co., 4.00%, due 04/01/47	249,947
364,000	Southern Co., 5.70%, due 03/15/34	377,220
524,000	Southern Co., 6.38% (5 yr. CMT + 2.07%), due 03/15/55(c)	539,529
2,180,000	Southern Co. Gas Capital Corp., 4.95%, due 09/15/34	2,154,176
750,000	Space Exploration Technologies Corp., 5.35%, due 07/15/31 144A	748,239
3,037,000	Space Exploration Technologies Corp., 5.65%, due 07/15/33 144A	3,019,773
294,000	Space Exploration Technologies Corp., 6.65%, due 07/15/56(g) 144A	283,832
274,000	Standard Building Solutions, Inc., 5.88%, due 03/15/34 144A	264,301
195,000	Standard Building Solutions, Inc., 6.25%, due 08/01/33 144A	193,816
205,000	Standard Industries, Inc., 4.38%, due 07/15/30(g) 144A	194,851
25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	24,839
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
175,000	Starwood Property Trust, Inc., 3.63%, due 07/15/26 144A	174,845
25,000	Starwood Property Trust, Inc., 5.25%, due 10/15/28 144A	24,901
620,000	Starwood Property Trust, Inc., 5.88%, due 08/15/29(b) 144A	622,231
330,000	Starwood Property Trust, Inc., 6.00%, due 04/15/30 144A	331,403
75,000	Starwood Property Trust, Inc., 6.13%, due 06/01/31 144A	75,445
538,000	STC Sukuk Co. II Ltd., 4.49%, due 01/15/31 144A	529,441
131,000	Stingray Compute LLC, 6.00%, due 06/15/31 144A	131,422
393,000	Stonebriar ABF Issuer LLC, 7.00%, due 08/15/31(b) 144A	393,295
284,000	Stonebriar ABF Issuer LLC, 8.13%, due 12/15/30 144A	297,134
1,638,000	Sumisho Air Lease Corp., 4.85%, due 03/24/31 144A	1,621,337
655,000	Sumitomo Mitsui Financial Group, Inc., 4.93% (1 day USD SOFR + 1.05%), due 07/07/32(b)(c)	652,866
260,000	Sumitomo Mitsui Financial Group, Inc., 5.14% (1 day USD SOFR + 1.05%), due 07/07/34(b)(c)	259,160
1,550,000	Sun Communities Operating LP, 2.30%, due 11/01/28	1,470,551
1,900,000	Sun Communities Operating LP, 2.70%, due 07/15/31	1,710,741
338,000	Sunoco LP, 4.50%, due 10/01/29 144A	328,459
217,000	Sunoco LP, 4.63%, due 05/01/30 144A	209,732
200,000	Sunoco LP, 5.63%, due 03/15/31 144A	198,622
360,000	Sunoco LP, 5.88%, due 03/15/34 144A	355,278
202,000	Sunoco LP, 7.25%, due 05/01/32 144A	209,653
665,000	Sunoco LP, 7.88% (5 yr. CMT + 4.23%)(c)(f) 144A	691,987
592,000	Sunoco LP/Sunoco Finance Corp., 4.50%, due 04/30/30	575,355
618,000	SV RNO Property Owner 1 LLC, 5.88%, due 03/01/31 144A	609,483
275,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	275,261
3,200,000	Targa Resources Corp., 4.20%, due 02/01/33	3,033,981
25,000	Targa Resources Corp., 4.35%, due 04/15/31	24,431
75,000	Targa Resources Corp., 4.90%, due 09/15/30	75,191
373,000	Targa Resources Corp., 5.50%, due 02/15/35	376,668
1,239,000	Targa Resources Corp., 6.15%, due 03/01/29	1,283,262
559,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32	530,331
35,000	Taylor Morrison Communities, Inc., 5.75%, due 11/15/32 144A	36,064
564,000	TD SYNNEX Corp., 5.30%, due 10/10/35	555,470
658,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	526,824
70,000	Tenet Healthcare Corp., 4.38%, due 01/15/30	67,877
386,000	Tenet Healthcare Corp., 5.50%, due 11/15/32 144A	384,012
175,000	Tenneco, Inc., 8.00%, due 11/17/28 144A	176,193
68,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36	71,767
616,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/01/46	475,829
276,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, due 12/01/32	286,547
477,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, due 12/01/30	489,000
1,282,000	T-Mobile USA, Inc., 3.88%, due 04/15/30	1,242,503
2,055,000	T-Mobile USA, Inc., 5.05%, due 07/15/33	2,052,249
1,604,000	T-Mobile USA, Inc., 5.88%, due 11/15/55	1,563,052
513,000	T-Mobile USA, Inc., 6.70%, due 12/15/33	560,749
1,572,000	TPG Operating Group II LP, 4.88%, due 05/15/31	1,551,370
140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50	107,754
285,000	Transcontinental Gas Pipe Line Co. LLC, 5.10%, due 03/15/36	282,253
192,000	Travel & Leisure Co., 4.63%, due 03/01/30 144A	186,014
80See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
499,000	Travel & Leisure Co., 6.13%, due 09/01/33 144A	494,105
1,843,000	Triton Container International Ltd., 3.15%, due 06/15/31 144A	1,669,827
896,000	Triton Container International Ltd./TAL International Container Corp., 5.15%, due 02/15/33	880,581
1,527,000	Truist Financial Corp., 4.60% (1 day USD SOFR + 0.97%), due 01/27/32(c)	1,506,297
551,000	Truist Financial Corp., 5.15% (1 day USD SOFR + 1.57%), due 08/05/32(c)	555,239
326,000	Truist Financial Corp., 5.28% (1 day USD SOFR + 1.41%), due 04/23/37(c)	322,968
1,400,000	Truist Financial Corp., 5.71% (1 day USD SOFR + 1.92%), due 01/24/35(c)	1,442,098
1,226,000	Truist Financial Corp., 5.87% (1 day USD SOFR + 2.36%), due 06/08/34(c)	1,275,852
438,000	Truist Financial Corp., 6.12% (1 day USD SOFR + 2.30%), due 10/28/33(c)	462,548
500,000	Truist Financial Corp., 6.25% (5 yr. CMT + 2.13%)(c)(f)	500,427
442,000	Trust 2401, 7.38%, due 02/13/34(g) 144A	470,010
200,000	Trust Fibra Uno, 7.38%, due 02/13/34 144A	212,500
679,000	U.S. Bancorp, 4.84% (1 day USD SOFR + 1.60%), due 02/01/34(c)	670,168
398,000	U.S. Bancorp, 5.08% (1 day USD SOFR + 1.30%), due 05/15/31(c)	402,503
233,000	U.S. Bancorp, 5.68% (1 day USD SOFR + 1.86%), due 01/23/35(c)	240,667
648,000	U.S. Bancorp, 5.84% (1 day USD SOFR + 2.26%), due 06/12/34(c)	676,413
2,892,000	UBS Group AG, 4.84% (1 day USD SOFR + 1.29%), due 11/06/33(c) 144A	2,842,082
363,000	UBS Group AG, 6.30% (1 yr. CMT + 2.00%), due 09/22/34(c) 144A	385,835
497,000	UBS Group AG, 6.63% (5 yr. USD SOFR ICE Swap + 3.24%)(c)(f) 144A	500,191
273,000	UBS Group AG, 7.00% (5 yr. USD SOFR ICE Swap + 3.08%)(c)(f) 144A	278,708
372,000	UBS Group AG, 7.13% (5 yr. USD SOFR ICE Swap + 3.18%)(c)(f) 144A	375,557
294,000	UBS Group AG, 9.25% (5 yr. CMT + 4.76%)(c)(f) 144A	339,759
594,000	United Airlines Holdings, Inc., 4.88%, due 03/01/29	588,527
297,000	United Airlines Holdings, Inc., 5.38%, due 03/01/31	295,238
394,317	United Airlines Pass-Through Trust, 3.45%, due 01/07/30	382,372
373,086	United Airlines Pass-Through Trust, 4.55%, due 02/25/33	360,288
553,510	United Airlines Pass-Through Trust, 5.45%, due 08/15/38	564,502
854,169	United Airlines Pass-Through Trust, 5.80%, due 07/15/37	889,207
312,710	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	316,565
462,355	United Airlines Pass-Through Trust, 5.88%, due 08/15/38	465,252
296,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	292,086
265,000	United Rentals North America, Inc., 5.25%, due 01/15/30	265,338
65,000	UnitedHealth Group, Inc., 2.75%, due 05/15/40	48,052
885,000	UnitedHealth Group, Inc., 3.05%, due 05/15/41	668,091
155,000	UnitedHealth Group, Inc., 3.25%, due 05/15/51	104,448
214,000	UnitedHealth Group, Inc., 5.75%, due 07/15/64	209,213
617,000	Universal Health Services, Inc., 2.65%, due 10/15/30	555,000
120,000	University of Chicago, 2.76%, due 04/01/45	94,450
350,000	University of Southern California, 2.95%, due 10/01/51	229,749
334,000	Valvoline, Inc., 3.63%, due 06/15/31 144A	308,262
757,000	Var Energi ASA, 5.88%, due 05/22/30 144A	779,991
1,160,000	Var Energi ASA, 7.50%, due 01/15/28 144A	1,204,163
1,081,000	Var Energi ASA, 8.00%, due 11/15/32 144A	1,227,865
65,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	62,035
60,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	56,354
314,000	Venture Global LNG, Inc., 7.00%, due 01/15/30 144A	320,401
120,000	Venture Global Plaquemines LNG LLC, 6.13%, due 12/15/30(g) 144A	122,837
75,000	Venture Global Plaquemines LNG LLC, 6.50%, due 06/15/34 144A	78,171
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
214,000	VeriSign, Inc., 5.10%, due 07/15/31	214,686
1,437,000	Verisk Analytics, Inc., 5.25%, due 06/05/34	1,436,914
673,000	Verizon Communications, Inc., 2.36%, due 03/15/32	588,288
578,000	Verizon Communications, Inc., 2.88%, due 11/20/50	353,713
1,624,000	Verizon Communications, Inc., 3.55%, due 03/22/51	1,128,813
515,000	Viatris, Inc., 3.85%, due 06/22/40	405,177
716,000	VICI Properties LP, 5.13%, due 11/15/31	713,061
486,000	VICI Properties LP, 5.13%, due 05/15/32	482,136
295,000	VICI Properties LP/VICI Note Co., Inc., 3.88%, due 02/15/29 144A	286,675
1,203,000	VICI Properties LP/VICI Note Co., Inc., 5.75%, due 02/01/27 144A	1,206,224
425,000	Viking Baked Goods Acquisition Corp., 8.63%, due 11/01/31 144A	430,655
310,000	Viking Baked Goods Acquisition Corp., 8.63%, due 11/01/31(b) 144A	314,125
452,000	Viking Cruises Ltd., 5.88%, due 10/15/33 144A	452,929
455,000	Viper Energy Partners LLC, 4.90%, due 08/01/30	453,734
3,016,000	Virginia Power Fuel Securitization LLC, 4.88%, due 05/01/33	3,032,247
193,000	Vistra Corp., 8.00% (5 yr. CMT + 6.93%)(c)(f) 144A	195,059
387,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	379,318
295,000	Vistra Operations Co. LLC, 4.60%, due 10/15/30 144A	290,388
204,000	Vistra Operations Co. LLC, 4.70%, due 01/31/31 144A	200,207
195,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	194,940
638,000	Vistra Operations Co. LLC, 5.00%, due 04/30/31 144A	633,405
632,000	Vistra Operations Co. LLC, 5.25%, due 04/30/33 144A	627,533
503,000	Vistra Operations Co. LLC, 6.00%, due 04/15/34 144A	518,390
593,000	Vistra Operations Co. LLC, 6.95%, due 10/15/33 144A	645,559
473,000	Vodafone Group PLC, 7.00% (5 yr. USD Swap + 4.87%), due 04/04/79(c)	490,730
496,000	Vornado Realty LP, 5.75%, due 02/01/33	497,945
293,000	VSP Optical Group, Inc., 5.40%, due 06/01/33 144A	293,880
325,000	Wayfair LLC, 6.75%, due 11/15/32 144A	334,010
233,000	Wayfair LLC, 7.13%, due 05/31/34 144A	239,728
199,000	Webster Financial Corp., 5.78% (5 yr. CMT + 2.13%), due 09/11/35(c)	200,658
325,000	WEC Energy Group, Inc., 5.63% (5 yr. CMT + 1.91%), due 05/15/56(c)	323,214
320,000	Weir Group, Inc., 5.35%, due 05/06/30 144A	322,908
1,871,000	Wells Fargo & Co., 2.57% (3 mo. USD Term SOFR + 1.26%), due 02/11/31(c)	1,732,492
1,845,000	Wells Fargo & Co., 3.35% (1 day USD SOFR + 1.50%), due 03/02/33(c)	1,696,437
1,905,000	Wells Fargo & Co., 4.81% (1 day USD SOFR + 1.98%), due 07/25/28(c)(g)	1,910,426
2,694,000	Wells Fargo & Co., 5.15% (1 day USD SOFR + 1.50%), due 04/23/31(c)	2,722,745
479,000	Wells Fargo & Co., 5.21% (1 day USD SOFR + 1.38%), due 12/03/35(c)	478,337
307,000	Wells Fargo & Co., 5.24% (1 day USD SOFR + 1.11%), due 01/24/31(c)	311,244
1,720,000	Wells Fargo & Co., 5.39% (1 day USD SOFR + 2.02%), due 04/24/34(c)	1,746,766
916,000	Wells Fargo & Co., 6.49% (1 day USD SOFR + 2.06%), due 10/23/34(c)	989,026
40,000	WESCO Distribution, Inc., 5.25%, due 04/15/31 144A	39,690
270,000	WESCO Distribution, Inc., 5.50%, due 04/15/34(g) 144A	267,768
539,000	Western Midstream Operating LP, 4.80%, due 03/01/31	533,229
303,000	Western Midstream Operating LP, 5.45%, due 11/15/34	301,504
255,000	Whistler Pipeline LLC, 5.40%, due 09/30/29 144A	258,910
251,000	Whistler Pipeline LLC, 5.70%, due 09/30/31 144A	257,787
1,860,000	Williams Cos., Inc., 5.60%, due 03/15/35	1,898,560
592,000	WMG Acquisition Corp., 3.88%, due 07/15/30 144A	561,232
300,000	Wolverine World Wide, Inc., 4.00%, due 08/15/29 144A	282,868
82See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
322,000	WS Escrow LLC, 7.75%, due 06/01/33 144A	330,883
600,000	WSP Global, Inc., 5.71%, due 09/18/36(g) 144A	593,844
298,000	XHR LP, 6.63%, due 05/15/30 144A	305,249
610,000	Yale University, 2.40%, due 04/15/50	367,034
1,070,000	Yamana Gold, Inc., 2.63%, due 08/15/31	955,754
1,220,000	Yara International ASA, 4.75%, due 06/01/28 144A	1,218,044
560,000	Yara International ASA, 7.38%, due 11/14/32 144A	615,830
191,000	Yondr JK 1 LLC, 6.88%, due 06/30/31 144A	191,622
		665,114,153
	Mortgage Backed Securities - Private Issuers — 7.8%
327,000	1301 Trust, Series 2025-1301, Class A, 5.23%, due 08/11/42(e) 144A	326,903
488,623	A&D Mortgage Trust, Series 2025-NQM4, Class A1, 5.23%, due 10/25/70(d) 144A	486,177
205,665	A&D Mortgage Trust, Series 2025-NQM5, Class A1, 5.12%, due 12/25/70(d) 144A	204,265
274,796	A&D Mortgage Trust, Series 2026-NQM1, Class A1, 4.91%, due 02/25/71(e) 144A	271,911
416,828	A&D Mortgage Trust, Series 2026-NQM2, Class A1, 4.81%, due 03/25/71(e) 144A	411,788
49,739	Angel Oak Mortgage Trust, Series 2020-R1, Class A1, 0.99%, due 04/25/53(e) 144A	48,114
281,136	Angel Oak Mortgage Trust, Series 2021-5, Class A1, 0.95%, due 07/25/66(e) 144A	244,441
191,656	Angel Oak Mortgage Trust, Series 2024-3, Class A1, 4.80%, due 11/26/68(d) 144A	190,693
144,262	Angel Oak Mortgage Trust, Series 2025-10, Class A1, 4.96%, due 09/25/70(e) 144A	143,017
212,556	Angel Oak Mortgage Trust, Series 2025-11, Class A1, 4.98%, due 10/25/70(e) 144A	210,731
370,628	Angel Oak Mortgage Trust, Series 2026-1, Class A1, 4.75%, due 02/25/71(e) 144A	365,710
800,000	Angel Oak Mortgage Trust, Series 2026-3, Class A1, 5.51%, due 06/25/71(e) 144A	800,203
1,000,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A4, 2.25%, due 06/15/54 144A	892,245
1,050,000	ARES Commercial Mortgage Trust, Series 2026-TRON, Class A, 5.05% (1 mo. USD Term SOFR + 1.42%), due 05/15/43(c) 144A	1,053,840
133,805	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.18%, due 10/25/48(e) 144A	122,323
759,285	ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, due 04/25/64(d) 144A	738,590
656,000	BAHA Trust, Series 2024-MAR, Class A, 6.17%, due 12/10/41(e) 144A	670,174
217,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.84%, due 11/05/32(e) 144A	200,246
971,351	Bank, Series 2019-BN20, Class A2, 2.76%, due 09/15/62	915,666
2,038,993	Bank, Series 2019-BN23, Class A2, 2.67%, due 12/15/52	1,909,863
2,472,000	Bank, Series 2020-BN25, Class A5, 2.65%, due 01/15/63	2,289,460
1,438,152	Bank, Series 2020-BN26, Class A2, 2.04%, due 03/15/63	1,402,785
1,800,000	Bank, Series 2020-BN26, Class A3, 2.16%, due 03/15/63	1,660,247
2,300,000	Bank, Series 2021-BN34, Class A4, 2.16%, due 06/15/63	2,060,373
3,966,000	Bank, Series 2021-BN36, Class A5, 2.47%, due 09/15/64	3,516,622
835,000	Bank5, Series 2025-5YR14, Class A3, 5.65%, due 04/15/58	855,652
2,408,000	Bank5, Series 2025-5YR16, Class A3, 5.28%, due 08/15/63	2,443,684
2,000,000	Bank5, Series 2025-5YR17, Class A3, 5.23%, due 11/15/58	2,024,576
311,000	Bank5, Series 2025-5YR18, Class A3, 5.15%, due 12/15/58	314,084
216,000	Bank5, Series 2025-5YR19, Class A3, 5.27%, due 12/15/58	219,323
128,000	Bank5, Series 2026-5YR20, Class A3, 5.10%, due 02/15/59	129,046
218,000	Bank5, Series 2026-5YR21, Class A3, 5.53%, due 04/15/59	223,433
2,473,000	Bank5, Series 2026-5YR22, Class A3, 5.71%, due 06/15/59(e)	2,552,629
42,907	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	40,520
1,464,045	BBCMS Mortgage Trust, Series 2021-C10, Class A5, 2.49%, due 07/15/54	1,323,296
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
2,000,000	BBCMS Mortgage Trust, Series 2022-C14, Class A4, 2.69%, due 02/15/55	1,780,146
1,229,049	BBCMS Mortgage Trust, Series 2023-C21, Class A2, 6.51%, due 09/15/56(e)	1,254,684
162,000	BBCMS Mortgage Trust, Series 2024-5C29, Class A3, 5.21%, due 09/15/57	163,315
171,000	BBCMS Mortgage Trust, Series 2024-5C31, Class A3, 5.61%, due 12/15/57	174,586
245,000	BBCMS Mortgage Trust, Series 2025-5C38, Class A3, 5.15%, due 11/15/58	247,693
2,052,000	BBCMS Mortgage Trust, Series 2025-C32, Class A5, 5.72%, due 02/15/62	2,144,166
207,000	BBCMS Mortgage Trust, Series 2026-5C40, Class A3, 5.25%, due 02/15/59	209,879
325,000	BBCMS Mortgage Trust, Series 2026-5C41, Class A3, 5.44%, due 05/15/69	331,727
240,000	BBCMS Mortgage Trust, Series 2026-5C42, Class A3, 5.60%, due 06/15/59	246,995
50,403	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	49,436
79,556	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	76,902
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,254,990
1,100,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	997,879
394,316	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	390,996
2,572,734	Benchmark Mortgage Trust, Series 2021-B23, Class A2, 1.62%, due 02/15/54	2,319,882
1,700,000	Benchmark Mortgage Trust, Series 2021-B23, Class A4A1, 1.82%, due 02/15/54	1,495,856
900,000	Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, due 03/15/54	829,856
1,750,000	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, due 03/15/54	1,587,222
3,000,000	Benchmark Mortgage Trust, Series 2023-B39, Class A2, 6.79%, due 07/15/56(e)	3,065,978
1,143,087	Benchmark Mortgage Trust, Series 2023-B40, Class A2, 6.93%, due 12/15/56	1,180,302
402,000	Benchmark Mortgage Trust, Series 2024-V12, Class A3, 5.74%, due 12/15/57	412,117
2,218,000	Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66%, due 04/15/57	2,273,258
2,580,000	Benchmark Mortgage Trust, Series 2025-V17, Class A3, 5.07%, due 09/15/58	2,596,918
157,000	Benchmark Mortgage Trust, Series 2026-V20, Class A3, 5.18%, due 02/15/59	158,723
1,650,000	Benchmark Mortgage Trust, Series 2026-V21, Class A3, 5.13%, due 03/15/59	1,663,907
2,700,000	Benchmark Mortgage Trust, Series 2026-V22, Class A3, 5.47%, due 05/15/59	2,760,845
177,000	BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.63%, due 12/15/57(e)	180,819
1,550,000	BMO Mortgage Trust, Series 2025-5C10, Class A3, 5.58%, due 05/15/58	1,583,264
834,000	BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.78%, due 04/15/58(e)	856,236
1,177,000	BODI Commercial Mortgage Trust, Series 2026-DC1, Class A, 5.36%, due 03/13/52(e) 144A	1,183,637
100,307	BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, due 02/25/49(e) 144A	95,331
971,962	BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, due 05/25/63(e) 144A	961,314
800,000	BRAVO Residential Funding Trust, Series 2026-NQM6, Class A1, 5.52%, due 05/25/66(e) 144A	800,496
260,000	BX Trust, Series 2019-OC11, Class A, 3.20%, due 12/09/41 144A	245,728
950,000	BX Trust, Series 2026-PNDA, Class A, 4.93% (1 mo. USD Term SOFR + 1.30%), due 05/15/43(c) 144A	953,350
1,255,000	CENT, Series 2025-CITY, Class A, 5.09%, due 07/10/40(e) 144A	1,253,803
956,471	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/52(e) 144A	917,408
426,867	Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A, 3.25%, due 09/25/64(e) 144A	376,866
1,892,277	Chase Home Lending Mortgage Trust, Series 2025-11, Class A4A, 5.00%, due 02/25/56(e) 144A	1,870,698
971,427	Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, 5.50%, due 06/25/56(e) 144A	969,781
982,187	CIM Trust, Series 2024-R1, Class A1, 4.75%, due 06/25/64(e) 144A	962,993
1,766,365	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, 0.09%, due 05/10/47(e)	1,067
84See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
232,045	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	219,025
380,000	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.01%, due 06/12/40(e) 144A	385,673
226,853	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.92%, due 08/25/66(e) 144A	194,093
175,539	COLT Mortgage Loan Trust, Series 2021-3, Class A1, 0.96%, due 09/27/66(e) 144A	146,628
104,432	COLT Mortgage Loan Trust, Series 2021-HX1, Class A1, 1.11%, due 10/25/66(e) 144A	89,911
149,474	COLT Mortgage Loan Trust, Series 2025-6, Class A1, 5.53%, due 08/25/70(d) 144A	149,681
359,995	COLT Trust, Series 2020-RPL1, Class A1, 1.39%, due 01/25/65(e) 144A	306,957
477,878	Cross Mortgage Trust, Series 2025-H10, Class A1, 4.97%, due 01/25/71(e) 144A	473,692
197,334	Cross Mortgage Trust, Series 2025-H8, Class A1, 5.00%, due 11/25/70(e) 144A	195,766
263,955	Cross Mortgage Trust, Series 2025-H9, Class A1, 5.04%, due 11/25/70(e) 144A	262,019
356,220	Cross Mortgage Trust, Series 2026-NQM1, Class A1, 4.70%, due 02/25/61(e) 144A	351,335
1,051,000	Cross Mortgage Trust, Series 2026-NQM8, Class A1, 5.58%, due 07/25/71(e) 144A	1,050,991
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	984,071
152,350	CSMC Trust, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(e) 144A	145,707
179,195	CSMC Trust, Series 2021-NQM2, Class A1, 1.18%, due 02/25/66(e) 144A	160,343
152,012	CSMC Trust, Series 2021-NQM3, Class A1, 1.02%, due 04/25/66(e) 144A	133,550
237,913	CSMC Trust, Series 2021-NQM6, Class A1, 1.17%, due 07/25/66(e) 144A	203,819
1,100,000	CSTL Commercial Mortgage Trust, Series 2026-GATE3, Class A, 4.85%, due 02/10/43(e) 144A	1,091,671
104,853	Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, due 06/25/66(e) 144A	89,158
142,551	Ellington Financial Mortgage Trust, Series 2025-INV4, Class A1, 5.10%, due 10/25/70(d) 144A	141,539
202,512	Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.77%, due 02/25/71(e) 144A	199,890
900,000	Ellington Financial Mortgage Trust, Series 2026-NQM6, Class A1, 5.47%, due 06/25/71(e) 144A	901,299
1,450,000	ELP Commercial Mortgage Trust, Series 2025-ELP, Class A, 4.76%, due 11/13/42(e) 144A	1,431,737
203,516	Flagstar Mortgage Trust, Series 2020-2, Class A2, 3.00%, due 08/25/50(e) 144A	177,035
507,885	Flagstar Mortgage Trust, Series 2021-1, Class A2, 2.50%, due 02/01/51(e) 144A	419,664
157,092	GCAT Trust, Series 2021-NQM1, Class A1, 0.87%, due 01/25/66(e) 144A	139,182
140,930	GCAT Trust, Series 2021-NQM2, Class A1, 1.04%, due 05/25/66(e) 144A	123,723
208,439	GCAT Trust, Series 2021-NQM3, Class A1, 1.09%, due 05/25/66(e) 144A	182,973
252,842	GCAT Trust, Series 2025-NQM5, Class A1, 4.98%, due 08/25/70(e) 144A	250,491
327,000	GGP Trust, Series 2026-TY, Class A, 4.83%, due 03/05/43(e) 144A	322,447
1,631,375	GS Mortgage Securities Trust, Series 2019-GC40, Class A3, 2.90%, due 07/10/52	1,557,284
1,875,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, due 02/13/53	1,758,197
1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,462,112
833,301	GS Mortgage Securities Trust, Series 2020-GSA2, Class AAB, 1.66%, due 12/12/53	793,940
79,974	GS Mortgage-Backed Securities Corp. Trust, Series 2021-NQM1, Class A1, 1.02%, due 07/25/61(e) 144A	73,958
24,151	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60(e) 144A	23,471
2,695,601	GS Mortgage-Backed Securities Trust, Series 2026-PJ7, Class A5, 5.00%, due 10/25/56(e) 144A	2,665,130
1,290,522	HOMES Trust, Series 2026-NQM4, Class A1, 5.50%, due 06/25/61(e) 144A	1,289,616
884,000	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.65%, due 01/13/40(e) 144A	898,602
346,000	Hudson Yards Mortgage Trust, Series 2026-10HY, Class A, 5.09%, due 12/10/39(e) 144A	347,674
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Mortgage Backed Securities - Private Issuers — continued
132,325		Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A1, 1.07%, due 06/25/56(e) 144A	115,859
946,000		INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 5.04%, due 11/05/37(e) 144A	943,292
558,951		JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	553,768
357,000		JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	323,088
935,822		JP Morgan Mortgage Trust, Series 2023-4, Class 1A4A, 5.50%, due 11/25/53(e) 144A	935,467
887,760		JP Morgan Mortgage Trust, Series 2025-2, Class A4A, 5.50%, due 07/25/55(e) 144A	886,697
480,369		JP Morgan Mortgage Trust, Series 2025-NQM5, Class A1, 4.88%, due 05/25/66(e) 144A	475,521
3,564,000		JP Morgan Mortgage Trust, Series 2026-5, Class A4A, 5.00%, due 12/25/56(e) 144A	3,522,505
935,352		JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	930,306
454,378	EUR	Kinbane 2 DAC, Series 2024-RPL2A, Class A, 3.38% (1 mo. EURIBOR + 1.10%), due 01/24/63(c) 144A	521,055
1,030,000		LBTY Commercial Mortgage Trust, Series 2026-225L, Class A, 4.75%, due 02/10/43(e) 144A	1,013,022
43,490		Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 5.89%, due 10/25/66(d) 144A	43,551
69,935		MFA Trust, Series 2021-NQM1, Class A1, 1.15%, due 04/25/65(e) 144A	66,023
243,465		Mill City Mortgage Trust, Series 2015-1, Class M3, 3.75%, due 06/25/56(e) 144A	241,966
1,600,000		MLTI Trust, Series 2026-MLTI, Class A10, 5.02% (1 mo. USD Term SOFR + 1.40%), due 06/15/31(c) 144A	1,602,807
1,350,000		MLTI Trust, Series 2026-SF75, Class A, 5.03% (1 mo. USD Term SOFR + 1.40%), due 03/15/36(c) 144A	1,352,776
222,737		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, due 04/15/48	220,035
1,280,000		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-C35, Class A5, 5.63%, due 08/15/58	1,330,410
2,597,976		Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,487,781
2,333,843		Morgan Stanley Capital I Trust, Series 2020-HR8, Class A3, 1.79%, due 07/15/53	2,106,690
980,000		Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	884,130
180,025		Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM10, Class A1, 5.12%, due 11/25/70(e) 144A	178,577
489,604		Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM5, Class A1, 5.49%, due 04/27/71(e) 144A	489,534
676,000		MTN Commercial Mortgage Trust, Series 2026-LPFX, Class A, 5.15%, due 05/15/43(e) 144A	675,389
195,000		Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.46%, due 01/15/43(e) 144A	184,361
77,422		New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 4.51% (1 mo. USD Term SOFR + 0.86%), due 01/25/48(c) 144A	76,587
311,733		New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1, 5.09%, due 10/25/65(e) 144A	309,466
210,955		New Residential Mortgage Loan Trust, Series 2026-NQM1, Class A1, 4.82%, due 11/25/65(e) 144A	208,490
161,883		New Residential Mortgage Loan Trust, Series 2026-NQM2, Class A1, 4.74%, due 12/25/65(e) 144A	159,610
693,130		New Residential Mortgage Loan Trust, Series 2026-NQM7, Class A1, 5.42%, due 06/25/66(e) 144A	691,641
266,000		NXPT Commercial Mortgage Trust, Series 2024-STOR, Class A, 4.46%, due 11/05/41(e) 144A	260,401
86See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
2,229,000	NYC Commercial Mortgage Trust, Series 2026-9W57, Class A, 5.05%, due 06/06/40(e) 144A	2,221,212
118,815	NYMT Loan Trust, Series 2022-CP1, Class A1, 2.04%, due 07/25/61 144A	111,624
92,991	OBX Trust, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60(e) 144A	78,407
143,207	OBX Trust, Series 2021-NQM2, Class A1, 1.10%, due 05/25/61(e) 144A	117,465
182,992	OBX Trust, Series 2021-NQM3, Class A1, 1.05%, due 07/25/61(e) 144A	153,254
100,744	OBX Trust, Series 2025-NQM18, Class A1, 5.06%, due 09/25/65(e) 144A	100,215
206,456	OBX Trust, Series 2025-NQM19, Class A1, 4.87%, due 10/25/65(e) 144A	204,785
235,757	OBX Trust, Series 2025-NQM20, Class A1, 5.02%, due 10/25/65(e) 144A	234,024
169,655	OBX Trust, Series 2025-NQM21, Class A1, 4.99%, due 10/25/65(e) 144A	168,375
318,597	OBX Trust, Series 2025-NQM23, Class A1, 4.87%, due 10/25/65(e) 144A	316,156
197,342	OBX Trust, Series 2026-NQM1, Class A1, 4.85%, due 11/25/65(e) 144A	195,763
438,203	OBX Trust, Series 2026-NQM2, Class A1, 4.82%, due 12/01/65(e) 144A	435,073
368,767	OBX Trust, Series 2026-NQM3, Class A1, 4.65%, due 01/25/66(e) 144A	363,400
591,800	OBX Trust, Series 2026-NQM7, Class A1, 5.22%, due 04/25/66(e) 144A	588,937
993,000	OBX Trust, Series 2026-NQM8, Class A1, 5.30%, due 05/25/66(e) 144A	989,797
415,000	OBX Trust, Series 2026-NQM9, Class A1, 5.47%, due 04/25/66(e) 144A	415,100
174,824	PRKCM Trust, Series 2026-AFC1, Class A1, 4.68%, due 02/25/61(e) 144A	172,215
1,000,000	PRKCM Trust, Series 2026-AFC4, Class A1, 5.60%, due 07/25/61(e) 144A	1,001,039
302,505	Provident Funding Mortgage Trust, Series 2020-F1, Class A2, 2.00%, due 01/25/36(e) 144A	270,413
184,408	PRPM LLC, Series 2024-RPL2, Class A1, 3.50%, due 05/25/54(d) 144A	179,870
485,202	PRPM LLC, Series 2025-RCF1, Class A1, 4.50%, due 02/25/55(d) 144A	479,459
608,000	ROCK Trust, Series 2024-CNTR, Class A, 5.39%, due 11/13/41 144A	614,919
375,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/41 144A	388,963
1,200,000	SCG Trust, Series 2025-SNIP, Class A, 5.13% (1 mo. USD Term SOFR + 1.50%), due 09/15/42(c) 144A	1,205,345
67,713	Sequoia Mortgage Trust, Series 2020-3, Class A4, 3.00%, due 04/25/50(e) 144A	66,987
511,255	Sequoia Mortgage Trust, Series 2024-5, Class A5, 6.00%, due 06/25/54(e) 144A	512,646
649,625	Sequoia Mortgage Trust, Series 2024-6, Class A5, 6.00%, due 07/27/54(e) 144A	649,775
1,325,177	Sequoia Mortgage Trust, Series 2025-12, Class A5, 5.00%, due 12/25/55(e) 144A	1,309,630
2,300,248	Sequoia Mortgage Trust, Series 2025-8, Class A4, 5.50%, due 09/25/55(e) 144A	2,296,292
3,468,000	Sequoia Mortgage Trust, Series 2026-8, Class A11, 5.00%, due 06/26/56(e) 144A	3,434,890
1,100,000	SG Residential Mortgage Trust, Series 2026-4, Class A1, 5.51%, due 07/01/66(e) 144A	1,100,809
1,357,000	SHOPS Commercial Mortgage Trust, Series 2026-CSTL, Class A, 4.97%, due 05/05/39(e) 144A	1,348,424
289,000	SLG Office Trust, Series 2021-OVA, Class D, 2.85%, due 07/15/41 144A	252,134
2,324,000	SLG Office Trust, Series 2026-OMA, Class A, 5.13%, due 04/15/41(e) 144A	2,322,846
188,809	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58(e) 144A	178,548
171,576	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, due 03/25/58(e) 144A	166,383
134,767	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90%, due 10/25/59(e) 144A	129,130
38,984	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 4.76% (1 mo. USD Term SOFR + 1.11%), due 10/25/59(c) 144A	39,044
217,183	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75%, due 10/25/60 144A	197,758
500,000	Towd Point Mortgage Trust, Series 2021-SJ2, Class A1B, 2.25%, due 12/25/61(e) 144A	474,509
392,989	Towd Point Mortgage Trust, Series 2024-4, Class A1A, 4.55%, due 10/27/64(e) 144A	392,119
556,254	Towd Point Mortgage Trust, Series 2025-CES1, Class A1, 5.71%, due 02/25/55(d) 144A	557,823
234,000	VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A, 5.23%, due 07/13/44(e) 144A	231,935
87,221	Verus Securitization Trust, Series 2021-3, Class A1, 1.05%, due 06/25/66(e) 144A	76,890
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
141,622	Verus Securitization Trust, Series 2021-4, Class A1, 0.94%, due 07/25/66(e) 144A	120,029
168,674	Verus Securitization Trust, Series 2021-5, Class A1, 1.01%, due 09/25/66(e) 144A	145,162
29,707	Verus Securitization Trust, Series 2021-R1, Class A1, 0.82%, due 10/25/63(e) 144A	28,935
330,423	Verus Securitization Trust, Series 2025-11, Class A1, 4.91%, due 11/25/70(e) 144A	328,154
162,603	Verus Securitization Trust, Series 2025-R2, Class A1, 5.09%, due 07/25/67(e) 144A	161,506
278,002	Verus Securitization Trust, Series 2026-2, Class A1, 4.59%, due 02/25/71(e) 144A	274,365
1,000,000	Verus Securitization Trust, Series 2026-5, Class A1, 5.36%, due 05/25/71(e) 144A	998,529
4,594	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 1A7, 5.27%, due 09/25/33(e)	4,519
769,156	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	759,893
1,412,986	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,402,693
3,299,530	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A4, 2.19%, due 06/15/53	3,068,778
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A3, 1.96%, due 04/15/54	1,751,944
189,000	Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class A3, 5.67%, due 05/15/58	193,460
286,000	Wells Fargo Commercial Mortgage Trust, Series 2025-5C6, Class A3, 5.19%, due 10/15/58	288,340
2,601,000	Wells Fargo Commercial Mortgage Trust, Series 2025-5C7, Class A3, 5.20%, due 12/15/58	2,623,755
422,000	WHARF Commercial Mortgage Trust, Series 2025-DC, Class A, 5.53%, due 07/15/40(e) 144A	426,711
		159,049,693
	Mortgage Backed Securities - U.S. Government Agency Obligations — 27.0%
131,343	Federal Home Loan Mortgage Corp., Pool # A89870, 4.50%, due 11/01/39	130,121
93,439	Federal Home Loan Mortgage Corp., Pool # A96970, 4.00%, due 02/01/41	90,101
164,574	Federal Home Loan Mortgage Corp., Pool # C91908, 3.00%, due 01/01/37	154,967
132,317	Federal Home Loan Mortgage Corp., Pool # G06231, 4.00%, due 12/01/40	128,594
80,457	Federal Home Loan Mortgage Corp., Pool # G06409, 6.00%, due 11/01/39	84,549
38,901	Federal Home Loan Mortgage Corp., Pool # G06875, 5.50%, due 12/01/38	40,093
150,710	Federal Home Loan Mortgage Corp., Pool # G07021, 5.00%, due 09/01/39	152,254
281,103	Federal Home Loan Mortgage Corp., Pool # G07816, 4.50%, due 09/01/42	278,487
213,423	Federal Home Loan Mortgage Corp., Pool # G08537, 3.00%, due 07/01/43	193,289
129,500	Federal Home Loan Mortgage Corp., Pool # G08672, 4.00%, due 10/01/45	123,799
442,658	Federal Home Loan Mortgage Corp., Pool # G08721, 3.00%, due 09/01/46	397,203
205,559	Federal Home Loan Mortgage Corp., Pool # G08726, 3.00%, due 10/01/46	184,398
36,447	Federal Home Loan Mortgage Corp., Pool # G08735, 4.50%, due 10/01/46	35,739
17,280	Federal Home Loan Mortgage Corp., Pool # G08748, 3.50%, due 02/01/47	15,971
243,878	Federal Home Loan Mortgage Corp., Pool # G08749, 4.00%, due 02/01/47	232,132
128,661	Federal Home Loan Mortgage Corp., Pool # G08771, 4.00%, due 07/01/47	122,344
108,214	Federal Home Loan Mortgage Corp., Pool # G08786, 4.50%, due 10/01/47	105,910
46,128	Federal Home Loan Mortgage Corp., Pool # G16177, 2.00%, due 01/01/32	43,800
34,101	Federal Home Loan Mortgage Corp., Pool # G60359, 3.00%, due 12/01/45	30,797
176,480	Federal Home Loan Mortgage Corp., Pool # G60581, 3.50%, due 05/01/46	164,229
685,051	Federal Home Loan Mortgage Corp., Pool # G60722, 3.00%, due 10/01/46	615,487
254,980	Federal Home Loan Mortgage Corp., Pool # G60767, 3.50%, due 10/01/46	235,623
88See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
107,587	Federal Home Loan Mortgage Corp., Pool # G60788, 3.50%, due 12/01/46	100,062
372,377	Federal Home Loan Mortgage Corp., Pool # G60804, 4.50%, due 05/01/42	368,923
565,426	Federal Home Loan Mortgage Corp., Pool # G60934, 3.50%, due 06/01/45	528,513
717,986	Federal Home Loan Mortgage Corp., Pool # G60985, 3.00%, due 05/01/47	646,093
77,325	Federal Home Loan Mortgage Corp., Pool # G60989, 3.00%, due 12/01/46	69,441
52,123	Federal Home Loan Mortgage Corp., Pool # G61022, 3.00%, due 04/01/45	47,129
383,182	Federal Home Loan Mortgage Corp., Pool # G61748, 3.50%, due 11/01/48	355,541
205,616	Federal Home Loan Mortgage Corp., Pool # G67701, 3.00%, due 10/01/46	185,142
127,770	Federal Home Loan Mortgage Corp., Pool # G67703, 3.50%, due 04/01/47	118,730
34,478	Federal Home Loan Mortgage Corp., Pool # J24414, 2.50%, due 06/01/28	33,946
393,129	Federal Home Loan Mortgage Corp., Pool # Q09224, 4.00%, due 07/01/42	379,568
57,531	Federal Home Loan Mortgage Corp., Pool # Q11218, 3.50%, due 09/01/42	53,817
124,327	Federal Home Loan Mortgage Corp., Pool # Q12052, 3.50%, due 10/01/42	116,263
333,154	Federal Home Loan Mortgage Corp., Pool # Q12862, 3.50%, due 11/01/42	312,933
130,282	Federal Home Loan Mortgage Corp., Pool # Q17792, 3.50%, due 05/01/43	121,695
334,555	Federal Home Loan Mortgage Corp., Pool # Q36815, 4.00%, due 10/01/45	318,898
253,682	Federal Home Loan Mortgage Corp., Pool # Q41918, 3.50%, due 07/01/46	236,203
138,364	Federal Home Loan Mortgage Corp., Pool # Q44963, 3.50%, due 12/01/46	128,409
432,693	Federal Home Loan Mortgage Corp., Pool # Q45741, 3.50%, due 01/01/47	402,018
37,073	Federal Home Loan Mortgage Corp., Pool # Q49494, 4.50%, due 07/01/47	36,285
969,609	Federal Home Loan Mortgage Corp., Pool # QA6367, 3.00%, due 01/01/50	863,257
637,254	Federal Home Loan Mortgage Corp., Pool # QA7234, 3.00%, due 02/01/50	562,972
421,314	Federal Home Loan Mortgage Corp., Pool # QA8518, 3.00%, due 04/01/50	374,334
1,138,448	Federal Home Loan Mortgage Corp., Pool # QB3535, 2.00%, due 09/01/50	918,609
1,146,123	Federal Home Loan Mortgage Corp., Pool # QC4339, 2.00%, due 07/01/51	938,540
702,085	Federal Home Loan Mortgage Corp., Pool # QC5189, 2.50%, due 08/01/51	592,064
349,730	Federal Home Loan Mortgage Corp., Pool # QC6357, 2.50%, due 09/01/51	297,578
382,904	Federal Home Loan Mortgage Corp., Pool # QD6056, 3.00%, due 02/01/52	339,352
963,997	Federal Home Loan Mortgage Corp., Pool # QD6057, 3.00%, due 02/01/52	851,910
606,144	Federal Home Loan Mortgage Corp., Pool # QE0375, 4.00%, due 04/01/52	571,134
614,082	Federal Home Loan Mortgage Corp., Pool # QF2436, 5.00%, due 10/01/52	610,396
198,410	Federal Home Loan Mortgage Corp., Pool # RA1343, 3.00%, due 09/01/49	176,360
1,273,620	Federal Home Loan Mortgage Corp., Pool # RA1776, 3.00%, due 12/01/49	1,131,719
729,170	Federal Home Loan Mortgage Corp., Pool # RA1860, 3.00%, due 12/01/49	644,172
1,235,873	Federal Home Loan Mortgage Corp., Pool # RA6944, 3.50%, due 03/01/52	1,126,019
568,442	Federal Home Loan Mortgage Corp., Pool # RA6950, 3.50%, due 03/01/52	520,095
468,019	Federal Home Loan Mortgage Corp., Pool # RA6951, 3.50%, due 03/01/52	428,923
1,577,477	Federal Home Loan Mortgage Corp., Pool # RA7407, 4.00%, due 05/01/52	1,482,209
1,612,437	Federal Home Loan Mortgage Corp., Pool # RA7545, 4.00%, due 06/01/52	1,514,564
1,064,299	Federal Home Loan Mortgage Corp., Pool # RA9258, 5.00%, due 06/01/53	1,053,442
1,442,711	Federal Home Loan Mortgage Corp., Pool # RB5111, 2.00%, due 05/01/41	1,243,358
924,446	Federal Home Loan Mortgage Corp., Pool # RC1916, 2.00%, due 06/01/36	844,755
1,106,727	Federal Home Loan Mortgage Corp., Pool # RJ2147, 6.00%, due 10/01/54	1,153,868
1,723,529	Federal Home Loan Mortgage Corp., Pool # RJ3009, 5.00%, due 12/01/54	1,707,718
1,220,302	Federal Home Loan Mortgage Corp., Pool # RJ3472, 5.50%, due 02/01/55	1,241,128
1,000,691	Federal Home Loan Mortgage Corp., Pool # RJ5453, 5.00%, due 12/01/55	991,254
479,147	Federal Home Loan Mortgage Corp., Pool # RJ5676, 5.00%, due 01/01/56	477,356
480,244	Federal Home Loan Mortgage Corp., Pool # RJ6058, 5.50%, due 02/01/56	485,631
1,414,560	Federal Home Loan Mortgage Corp., Pool # RJ6436, 5.50%, due 04/01/56	1,429,205
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
2,883,723	Federal Home Loan Mortgage Corp., Pool # SB0307, 2.50%, due 02/01/35	2,709,792
1,636,997	Federal Home Loan Mortgage Corp., Pool # SB0385, 3.00%, due 07/01/35	1,561,706
2,841,632	Federal Home Loan Mortgage Corp., Pool # SB1246, 5.50%, due 09/01/39	2,903,684
2,379,469	Federal Home Loan Mortgage Corp., Pool # SB1863, 5.00%, due 08/01/40	2,391,937
441,571	Federal Home Loan Mortgage Corp., Pool # SB8102, 1.50%, due 05/01/36	394,525
199,662	Federal Home Loan Mortgage Corp., Pool # SB8199, 4.50%, due 12/01/37	197,743
1,043,200	Federal Home Loan Mortgage Corp., Pool # SB8205, 4.50%, due 01/01/38	1,033,172
267,086	Federal Home Loan Mortgage Corp., Pool # SB8212, 4.50%, due 02/01/38	264,847
748,612	Federal Home Loan Mortgage Corp., Pool # SB8504, 2.50%, due 10/01/35	702,359
2,207,251	Federal Home Loan Mortgage Corp., Pool # SD0291, 5.00%, due 03/01/50	2,208,104
832,742	Federal Home Loan Mortgage Corp., Pool # SD0742, 2.50%, due 11/01/51	709,858
334,737	Federal Home Loan Mortgage Corp., Pool # SD0815, 3.00%, due 01/01/52	296,789
357,055	Federal Home Loan Mortgage Corp., Pool # SD0905, 3.00%, due 03/01/52	315,851
1,131,995	Federal Home Loan Mortgage Corp., Pool # SD1040, 4.00%, due 06/01/52	1,064,026
479,236	Federal Home Loan Mortgage Corp., Pool # SD1050, 4.50%, due 07/01/52	462,304
2,431,536	Federal Home Loan Mortgage Corp., Pool # SD1265, 4.50%, due 06/01/52	2,355,235
1,660,701	Federal Home Loan Mortgage Corp., Pool # SD1295, 5.00%, due 07/01/52	1,654,663
1,322,884	Federal Home Loan Mortgage Corp., Pool # SD1325, 4.00%, due 08/01/52	1,246,066
1,113,264	Federal Home Loan Mortgage Corp., Pool # SD1446, 4.50%, due 08/01/52	1,073,181
1,397,302	Federal Home Loan Mortgage Corp., Pool # SD1475, 4.50%, due 08/01/52	1,353,560
2,130,498	Federal Home Loan Mortgage Corp., Pool # SD1483, 4.00%, due 08/01/52	2,015,135
1,039,788	Federal Home Loan Mortgage Corp., Pool # SD1513, 5.00%, due 08/01/52	1,030,967
798,345	Federal Home Loan Mortgage Corp., Pool # SD1517, 4.50%, due 09/01/52	775,030
721,978	Federal Home Loan Mortgage Corp., Pool # SD1606, 4.50%, due 09/01/52	698,986
794,246	Federal Home Loan Mortgage Corp., Pool # SD1695, 5.00%, due 10/01/52	787,999
1,134,659	Federal Home Loan Mortgage Corp., Pool # SD1743, 4.00%, due 10/01/52	1,069,885
419,505	Federal Home Loan Mortgage Corp., Pool # SD1807, 4.50%, due 07/01/52	405,522
601,833	Federal Home Loan Mortgage Corp., Pool # SD1999, 5.00%, due 12/01/52	596,602
2,566,704	Federal Home Loan Mortgage Corp., Pool # SD2172, 5.50%, due 02/01/53	2,578,375
1,387,164	Federal Home Loan Mortgage Corp., Pool # SD2318, 5.00%, due 02/01/53	1,378,369
1,349,231	Federal Home Loan Mortgage Corp., Pool # SD2526, 4.00%, due 08/01/49	1,269,054
373,012	Federal Home Loan Mortgage Corp., Pool # SD2683, 4.50%, due 04/01/53	362,118
1,401,608	Federal Home Loan Mortgage Corp., Pool # SD2954, 4.50%, due 04/01/53	1,356,657
299,597	Federal Home Loan Mortgage Corp., Pool # SD3338, 5.50%, due 06/01/53	305,078
692,353	Federal Home Loan Mortgage Corp., Pool # SD3372, 5.00%, due 07/01/53	687,401
330,933	Federal Home Loan Mortgage Corp., Pool # SD3425, 5.50%, due 07/01/53	335,803
857,267	Federal Home Loan Mortgage Corp., Pool # SD3435, 5.00%, due 07/01/53	851,107
433,568	Federal Home Loan Mortgage Corp., Pool # SD3507, 4.00%, due 04/01/53	409,123
1,263,407	Federal Home Loan Mortgage Corp., Pool # SD3562, 4.50%, due 08/01/53	1,226,032
1,568,759	Federal Home Loan Mortgage Corp., Pool # SD3563, 4.50%, due 08/01/53	1,518,119
1,057,660	Federal Home Loan Mortgage Corp., Pool # SD3566, 5.00%, due 08/01/53	1,051,922
705,551	Federal Home Loan Mortgage Corp., Pool # SD3780, 4.00%, due 08/01/52	663,110
845,931	Federal Home Loan Mortgage Corp., Pool # SD4253, 3.50%, due 07/01/52	774,279
936,708	Federal Home Loan Mortgage Corp., Pool # SD4624, 3.50%, due 08/01/47	859,654
411,150	Federal Home Loan Mortgage Corp., Pool # SD4660, 4.00%, due 08/01/52	386,119
427,781	Federal Home Loan Mortgage Corp., Pool # SD4904, 3.50%, due 07/01/52	390,940
467,152	Federal Home Loan Mortgage Corp., Pool # SD4934, 4.00%, due 04/01/53	440,686
1,085,410	Federal Home Loan Mortgage Corp., Pool # SD5082, 3.50%, due 07/01/52	990,712
333,888	Federal Home Loan Mortgage Corp., Pool # SD5147, 3.00%, due 11/01/50	294,204
90See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
699,452	Federal Home Loan Mortgage Corp., Pool # SD5367, 5.50%, due 04/01/54	709,983
1,200,328	Federal Home Loan Mortgage Corp., Pool # SD5470, 5.00%, due 03/01/53	1,190,493
566,884	Federal Home Loan Mortgage Corp., Pool # SD5730, 3.50%, due 12/01/49	517,926
3,728,082	Federal Home Loan Mortgage Corp., Pool # SD6405, 4.00%, due 06/01/52	3,540,149
1,090,324	Federal Home Loan Mortgage Corp., Pool # SD6755, 3.50%, due 11/01/52	1,002,719
775,914	Federal Home Loan Mortgage Corp., Pool # SD7170, 5.00%, due 12/01/54	768,635
950,196	Federal Home Loan Mortgage Corp., Pool # SD7334, 5.50%, due 01/01/55	959,536
1,160,827	Federal Home Loan Mortgage Corp., Pool # SD7408, 5.50%, due 01/01/55	1,179,809
3,360,821	Federal Home Loan Mortgage Corp., Pool # SD7512, 3.00%, due 02/01/50	2,986,368
1,507,632	Federal Home Loan Mortgage Corp., Pool # SD7520, 4.00%, due 05/01/50	1,431,118
3,863,116	Federal Home Loan Mortgage Corp., Pool # SD7521, 2.50%, due 07/01/50	3,303,721
930,967	Federal Home Loan Mortgage Corp., Pool # SD7543, 2.50%, due 08/01/51	794,318
1,991,479	Federal Home Loan Mortgage Corp., Pool # SD7548, 2.50%, due 11/01/51	1,698,574
1,356,511	Federal Home Loan Mortgage Corp., Pool # SD7551, 3.00%, due 01/01/52	1,205,758
6,610,692	Federal Home Loan Mortgage Corp., Pool # SD7552, 2.50%, due 01/01/52	5,630,859
518,265	Federal Home Loan Mortgage Corp., Pool # SD7555, 3.00%, due 08/01/52	460,499
2,964,936	Federal Home Loan Mortgage Corp., Pool # SD7561, 4.00%, due 02/01/53	2,802,105
3,193,167	Federal Home Loan Mortgage Corp., Pool # SD7563, 4.50%, due 05/01/53	3,107,708
4,083,931	Federal Home Loan Mortgage Corp., Pool # SD7565, 5.50%, due 09/01/53	4,155,274
2,411,651	Federal Home Loan Mortgage Corp., Pool # SD7575, 5.50%, due 01/01/55	2,455,745
141,397	Federal Home Loan Mortgage Corp., Pool # SD8073, 2.00%, due 05/01/50	114,458
3,548,552	Federal Home Loan Mortgage Corp., Pool # SD8090, 2.00%, due 09/01/50	2,866,689
664,978	Federal Home Loan Mortgage Corp., Pool # SD8104, 1.50%, due 11/01/50	509,816
513,976	Federal Home Loan Mortgage Corp., Pool # SD8113, 2.00%, due 12/01/50	415,169
460,735	Federal Home Loan Mortgage Corp., Pool # SD8121, 2.00%, due 01/01/51	371,929
2,223,450	Federal Home Loan Mortgage Corp., Pool # SD8128, 2.00%, due 02/01/51	1,795,086
948,152	Federal Home Loan Mortgage Corp., Pool # SD8134, 2.00%, due 03/01/51	764,774
1,898,761	Federal Home Loan Mortgage Corp., Pool # SD8140, 2.00%, due 04/01/51	1,529,169
2,835,763	Federal Home Loan Mortgage Corp., Pool # SD8141, 2.50%, due 04/01/51	2,390,567
6,008,958	Federal Home Loan Mortgage Corp., Pool # SD8146, 2.00%, due 05/01/51	4,842,875
7,104,838	Federal Home Loan Mortgage Corp., Pool # SD8147, 2.50%, due 05/01/51	5,989,326
390,906	Federal Home Loan Mortgage Corp., Pool # SD8150, 2.00%, due 06/01/51	314,271
818,845	Federal Home Loan Mortgage Corp., Pool # SD8151, 2.50%, due 06/01/51	690,523
1,409,338	Federal Home Loan Mortgage Corp., Pool # SD8167, 2.50%, due 09/01/51	1,182,871
1,168,670	Federal Home Loan Mortgage Corp., Pool # SD8199, 2.00%, due 03/01/52	939,872
4,720,736	Federal Home Loan Mortgage Corp., Pool # SD8206, 3.00%, due 04/01/52	4,128,336
1,536,647	Federal Home Loan Mortgage Corp., Pool # SD8213, 3.00%, due 05/01/52	1,344,128
841,631	Federal Home Loan Mortgage Corp., Pool # SD8229, 4.50%, due 05/01/52	813,057
1,351,877	Federal Home Loan Mortgage Corp., Pool # SD8230, 4.50%, due 06/01/52	1,307,185
10,143,370	Federal Home Loan Mortgage Corp., Pool # SD8258, 5.00%, due 10/01/52	10,056,786
2,063,521	Federal Home Loan Mortgage Corp., Pool # SD8267, 5.00%, due 11/01/52	2,049,420
319,790	Federal Home Loan Mortgage Corp., Pool # SD8278, 6.00%, due 12/01/52	327,815
1,072,106	Federal Home Loan Mortgage Corp., Pool # SD8289, 5.50%, due 01/01/53	1,084,224
3,449,225	Federal Home Loan Mortgage Corp., Pool # SD8299, 5.00%, due 02/01/53	3,416,401
2,353,420	Federal Home Loan Mortgage Corp., Pool # SD8316, 5.50%, due 04/01/53	2,373,885
1,157,588	Federal Home Loan Mortgage Corp., Pool # SD8474, 5.00%, due 11/01/54	1,142,648
172,410	Federal Home Loan Mortgage Corp., Pool # SI2130, 6.50%, due 07/01/54	178,565
224,005	Federal Home Loan Mortgage Corp., Pool # SI2131, 6.50%, due 07/01/54	232,003
187,402	Federal Home Loan Mortgage Corp., Pool # SI2132, 6.50%, due 07/01/54	194,093
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
340,337	Federal Home Loan Mortgage Corp., Pool # SL0209, 5.00%, due 12/01/54	336,405
1,539,440	Federal Home Loan Mortgage Corp., Pool # SL0307, 5.50%, due 01/01/55	1,566,890
958,680	Federal Home Loan Mortgage Corp., Pool # SL0331, 5.50%, due 02/01/55	973,242
693,301	Federal Home Loan Mortgage Corp., Pool # SL0765, 4.50%, due 02/01/54	671,068
1,735,854	Federal Home Loan Mortgage Corp., Pool # SL0792, 5.00%, due 09/01/54	1,717,138
642,227	Federal Home Loan Mortgage Corp., Pool # SL1031, 4.00%, due 01/01/54	601,332
1,168,449	Federal Home Loan Mortgage Corp., Pool # SL1463, 3.00%, due 08/01/51	1,037,287
1,287,964	Federal Home Loan Mortgage Corp., Pool # SL1810, 5.50%, due 05/01/55	1,304,365
1,752,083	Federal Home Loan Mortgage Corp., Pool # SL1854, 4.50%, due 09/01/51	1,714,028
2,537,410	Federal Home Loan Mortgage Corp., Pool # SL2529, 4.50%, due 04/01/50	2,477,222
3,233,796	Federal Home Loan Mortgage Corp., Pool # SL3053, 5.50%, due 10/01/55	3,288,639
2,505,177	Federal Home Loan Mortgage Corp., Pool # SL3134, 4.00%, due 08/01/51	2,373,296
5,342,294	Federal Home Loan Mortgage Corp., Pool # SL3559, 2.50%, due 04/01/52	4,560,242
5,165,262	Federal Home Loan Mortgage Corp., Pool # SL3918, 5.00%, due 05/01/54	5,146,837
838,236	Federal Home Loan Mortgage Corp., Pool # SL4197, 5.00%, due 02/01/56	827,571
380,965	Federal Home Loan Mortgage Corp., Pool # SL4331, 5.00%, due 06/01/53	377,581
1,720,071	Federal Home Loan Mortgage Corp., Pool # SL4462, 5.50%, due 10/01/53	1,752,280
2,819,093	Federal Home Loan Mortgage Corp., Pool # SL4463, 5.50%, due 03/01/56	2,870,986
3,149,337	Federal Home Loan Mortgage Corp., Pool # SL5325, 6.00%, due 10/01/55	3,265,148
39,008	Federal Home Loan Mortgage Corp., Pool # V60565, 3.00%, due 06/01/29	38,375
126,037	Federal Home Loan Mortgage Corp., Pool # V60599, 3.00%, due 09/01/29	123,791
181,994	Federal Home Loan Mortgage Corp., Pool # V82848, 3.00%, due 12/01/46	164,545
541,218	Federal Home Loan Mortgage Corp., Pool # ZM1609, 3.50%, due 09/01/46	499,760
175,713	Federal Home Loan Mortgage Corp., Pool # ZS4727, 4.00%, due 07/01/47	166,879
110,205	Federal Home Loan Mortgage Corp., Pool # ZS4760, 4.00%, due 03/01/48	104,629
814,548	Federal Home Loan Mortgage Corp., Pool # ZT0536, 3.50%, due 03/01/48	753,695
265,117	Federal Home Loan Mortgage Corp., Pool # ZT0657, 6.00%, due 07/01/40	280,232
1,571,186	Federal Home Loan Mortgage Corp., Pool # ZT0789, 4.00%, due 10/01/48	1,487,563
284,613	Federal Home Loan Mortgage Corp., Pool # ZT2100, 3.00%, due 04/01/47	253,796
4,308,286	Federal Home Loan Mortgage Corp., Pool # ZT2475, 4.50%, due 12/01/48	4,196,645
11,044,626	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K106, Class X1, 1.44%, due 01/25/30(e)	446,814
23,133	Federal Home Loan Mortgage Corp. Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	23,946
380,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA3, Class M1B, 6.53%, (30 day USD SOFR Average + 2.90%), due 04/25/42(c) 144A	385,690
119,101	Federal National Mortgage Association, Pool # 745148, 5.00%, due 01/01/36	120,171
121,871	Federal National Mortgage Association, Pool # 932807, 4.00%, due 09/01/40	118,356
66,645	Federal National Mortgage Association, Pool # 983471, 5.50%, due 05/01/38	68,185
133,857	Federal National Mortgage Association, Pool # 985184, 5.50%, due 08/01/38	137,229
102,974	Federal National Mortgage Association, Pool # 995245, 5.00%, due 01/01/39	103,447
238,432	Federal National Mortgage Association, Pool # AB6212, 3.00%, due 09/01/42	216,309
388,313	Federal National Mortgage Association, Pool # AB6802, 3.50%, due 11/01/42	362,922
99,368	Federal National Mortgage Association, Pool # AB7059, 2.50%, due 11/01/42	87,732
181,448	Federal National Mortgage Association, Pool # AB8703, 3.00%, due 03/01/38	168,462
76,570	Federal National Mortgage Association, Pool # AB9383, 4.00%, due 05/01/43	73,743
619,065	Federal National Mortgage Association, Pool # AB9659, 3.00%, due 06/01/43	560,426
1,133,180	Federal National Mortgage Association, Pool # AC3668, 4.50%, due 10/01/39	1,121,255
120,559	Federal National Mortgage Association, Pool # AD9153, 4.50%, due 08/01/40	119,290
85,340	Federal National Mortgage Association, Pool # AE0469, 6.00%, due 12/01/39	88,266
92See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
259,812	Federal National Mortgage Association, Pool # AH4404, 4.00%, due 01/01/41	251,591
49,104	Federal National Mortgage Association, Pool # AI1892, 5.00%, due 05/01/41	49,547
251,052	Federal National Mortgage Association, Pool # AI4815, 4.50%, due 06/01/41	248,409
212,752	Federal National Mortgage Association, Pool # AJ9278, 3.50%, due 12/01/41	199,151
107,305	Federal National Mortgage Association, Pool # AJ9317, 4.00%, due 01/01/42	103,599
216,430	Federal National Mortgage Association, Pool # AL0215, 4.50%, due 04/01/41	214,151
415,066	Federal National Mortgage Association, Pool # AL1895, 3.50%, due 06/01/42	388,185
249,004	Federal National Mortgage Association, Pool # AL2466, 4.00%, due 09/01/42	240,276
285,008	Federal National Mortgage Association, Pool # AL3000, 3.50%, due 12/01/42	265,955
335,691	Federal National Mortgage Association, Pool # AL3316, 3.50%, due 03/01/43	313,320
354,392	Federal National Mortgage Association, Pool # AL6663, 4.00%, due 03/01/39	341,489
430,555	Federal National Mortgage Association, Pool # AL7594, 3.50%, due 08/01/45	400,509
331,720	Federal National Mortgage Association, Pool # AL8191, 4.00%, due 12/01/45	314,639
86,736	Federal National Mortgage Association, Pool # AL9657, 3.50%, due 01/01/47	80,494
50,027	Federal National Mortgage Association, Pool # AO4109, 4.00%, due 06/01/42	48,211
123,920	Federal National Mortgage Association, Pool # AQ7923, 3.00%, due 12/01/42	112,440
236,551	Federal National Mortgage Association, Pool # AS5133, 3.50%, due 06/01/45	220,044
96,213	Federal National Mortgage Association, Pool # AS6188, 3.50%, due 11/01/45	89,499
54,115	Federal National Mortgage Association, Pool # AS6286, 4.00%, due 12/01/45	51,635
76,987	Federal National Mortgage Association, Pool # AS6304, 4.00%, due 12/01/45	73,507
121,333	Federal National Mortgage Association, Pool # AS6452, 3.50%, due 01/01/46	112,739
56,732	Federal National Mortgage Association, Pool # AS7693, 2.00%, due 08/01/31	53,952
145,642	Federal National Mortgage Association, Pool # AS8073, 2.50%, due 10/01/46	124,723
1,260,368	Federal National Mortgage Association, Pool # AS8483, 3.00%, due 12/01/46	1,124,419
1,499,958	Federal National Mortgage Association, Pool # AS8706, 2.50%, due 02/01/32	1,436,883
83,402	Federal National Mortgage Association, Pool # AZ3743, 3.50%, due 11/01/45	77,560
141,329	Federal National Mortgage Association, Pool # BC9468, 3.00%, due 06/01/46	125,905
337,252	Federal National Mortgage Association, Pool # BK1023, 4.50%, due 02/01/48	325,616
152,399	Federal National Mortgage Association, Pool # BK7611, 4.50%, due 09/01/48	148,912
93,536	Federal National Mortgage Association, Pool # BM1013, 3.50%, due 03/01/47	86,804
498,242	Federal National Mortgage Association, Pool # BM1573, 3.50%, due 07/01/47	460,114
510,361	Federal National Mortgage Association, Pool # BM1972, 3.50%, due 10/01/37	485,041
388,726	Federal National Mortgage Association, Pool # BM3033, 3.00%, due 10/01/47	348,216
134,677	Federal National Mortgage Association, Pool # BM3258, 3.00%, due 02/01/47	121,600
266,073	Federal National Mortgage Association, Pool # BM3332, 3.50%, due 01/01/48	245,683
184,933	Federal National Mortgage Association, Pool # BM3491, 4.50%, due 01/01/38	184,576
108,413	Federal National Mortgage Association, Pool # BM3628, 3.50%, due 03/01/48	100,045
540,299	Federal National Mortgage Association, Pool # BM3641, 4.00%, due 04/01/48	512,966
294,574	Federal National Mortgage Association, Pool # BM4377, 6.17%, (1 yr. USD RFUCC + 1.87%), due 04/01/38(c)	306,058
369,000	Federal National Mortgage Association, Pool # BM4896, 3.00%, due 02/01/47	333,913
1,516,507	Federal National Mortgage Association, Pool # BM5019, 4.00%, due 12/01/47	1,435,083
455,276	Federal National Mortgage Association, Pool # BM5213, 3.00%, due 07/01/45	409,793
110,910	Federal National Mortgage Association, Pool # BM5293, 3.50%, due 02/01/49	102,042
77,171	Federal National Mortgage Association, Pool # BM5874, 4.00%, due 01/01/48	73,635
175,010	Federal National Mortgage Association, Pool # BM5950, 3.00%, due 11/01/48	156,827
302,537	Federal National Mortgage Association, Pool # BM6482, 6.02%, (1 yr. USD RFUCC + 1.58%), due 04/01/47(c)	314,558
138,873	Federal National Mortgage Association, Pool # BO1420, 3.50%, due 09/01/49	127,480
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
287,974	Federal National Mortgage Association, Pool # BO5387, 3.50%, due 12/01/49	265,545
384,466	Federal National Mortgage Association, Pool # BQ3138, 2.50%, due 10/01/50	328,065
2,024,152	Federal National Mortgage Association, Pool # BU7899, 2.50%, due 01/01/52	1,726,241
997,406	Federal National Mortgage Association, Pool # BV8474, 3.00%, due 05/01/52	884,633
584,666	Federal National Mortgage Association, Pool # CA0623, 4.50%, due 10/01/47	572,830
373,274	Federal National Mortgage Association, Pool # CA0655, 3.50%, due 11/01/47	345,152
231,246	Federal National Mortgage Association, Pool # CA0855, 3.50%, due 12/01/47	213,109
2,373,699	Federal National Mortgage Association, Pool # CA3861, 3.50%, due 07/01/49	2,183,626
485,267	Federal National Mortgage Association, Pool # CA3986, 5.00%, due 08/01/49	486,100
355,178	Federal National Mortgage Association, Pool # CA4149, 3.00%, due 09/01/49	310,153
422,255	Federal National Mortgage Association, Pool # CA5556, 3.50%, due 04/01/50	387,350
1,274,652	Federal National Mortgage Association, Pool # CA6432, 3.50%, due 07/01/50	1,174,523
881,391	Federal National Mortgage Association, Pool # CA6738, 3.00%, due 08/01/50	776,455
1,997,076	Federal National Mortgage Association, Pool # CA6840, 2.00%, due 09/01/35	1,826,351
616,306	Federal National Mortgage Association, Pool # CA6909, 2.50%, due 09/01/50	526,569
1,973,046	Federal National Mortgage Association, Pool # CA7955, 2.00%, due 11/01/35	1,801,900
735,253	Federal National Mortgage Association, Pool # CA9171, 2.00%, due 02/01/51	592,795
213,437	Federal National Mortgage Association, Pool # CA9303, 3.00%, due 02/01/51	188,356
4,563,777	Federal National Mortgage Association, Pool # CB0671, 2.50%, due 06/01/51	3,915,621
1,002,809	Federal National Mortgage Association, Pool # CB0855, 3.00%, due 06/01/51	884,034
1,112,449	Federal National Mortgage Association, Pool # CB1273, 2.00%, due 08/01/51	902,793
1,395,983	Federal National Mortgage Association, Pool # CB1878, 3.00%, due 10/01/51	1,239,281
420,420	Federal National Mortgage Association, Pool # CB2287, 2.50%, due 12/01/51	357,497
4,344,657	Federal National Mortgage Association, Pool # CB2857, 2.50%, due 02/01/52	3,714,087
955,944	Federal National Mortgage Association, Pool # CB2889, 3.00%, due 02/01/52	835,986
348,253	Federal National Mortgage Association, Pool # CB3126, 3.50%, due 03/01/52	319,990
653,400	Federal National Mortgage Association, Pool # CB3158, 2.50%, due 03/01/52	556,599
1,162,265	Federal National Mortgage Association, Pool # CB3168, 3.00%, due 03/01/52	1,025,717
1,682,869	Federal National Mortgage Association, Pool # CB3512, 4.00%, due 05/01/52	1,581,946
588,431	Federal National Mortgage Association, Pool # CB3601, 3.50%, due 05/01/52	537,062
1,374,964	Federal National Mortgage Association, Pool # CB3606, 3.50%, due 05/01/52	1,249,066
834,918	Federal National Mortgage Association, Pool # CB3618, 4.00%, due 05/01/52	783,753
836,069	Federal National Mortgage Association, Pool # CB3865, 4.50%, due 06/01/52	809,896
603,198	Federal National Mortgage Association, Pool # CB3910, 4.00%, due 06/01/52	565,691
342,405	Federal National Mortgage Association, Pool # CB4028, 4.50%, due 07/01/52	331,502
650,209	Federal National Mortgage Association, Pool # CB4040, 5.00%, due 07/01/52	645,833
661,698	Federal National Mortgage Association, Pool # CB4090, 4.00%, due 07/01/52	621,541
1,228,008	Federal National Mortgage Association, Pool # CB4101, 4.50%, due 07/01/52	1,188,901
814,715	Federal National Mortgage Association, Pool # CB4300, 4.50%, due 08/01/52	788,847
998,984	Federal National Mortgage Association, Pool # CB4304, 4.50%, due 08/01/52	970,313
1,682,304	Federal National Mortgage Association, Pool # CB4337, 4.50%, due 08/01/52	1,635,856
3,826,388	Federal National Mortgage Association, Pool # CB4352, 5.00%, due 08/01/52	3,823,924
3,009,685	Federal National Mortgage Association, Pool # CB4354, 5.00%, due 08/01/52	3,002,562
818,431	Federal National Mortgage Association, Pool # CB4384, 4.50%, due 08/01/52	792,368
1,172,205	Federal National Mortgage Association, Pool # CB4387, 4.50%, due 08/01/52	1,132,238
660,827	Federal National Mortgage Association, Pool # CB4562, 5.00%, due 09/01/52	654,948
403,112	Federal National Mortgage Association, Pool # CB4675, 4.50%, due 09/01/52	389,254
1,484,089	Federal National Mortgage Association, Pool # CB5434, 5.00%, due 01/01/53	1,479,520
1,854,920	Federal National Mortgage Association, Pool # CB5473, 6.00%, due 01/01/53	1,935,835
94See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,161,211	Federal National Mortgage Association, Pool # CB6059, 5.00%, due 04/01/53	1,154,440
1,164,851	Federal National Mortgage Association, Pool # CB6179, 5.00%, due 05/01/53	1,157,107
2,586,626	Federal National Mortgage Association, Pool # CB8139, 5.50%, due 03/01/54	2,620,386
647,469	Federal National Mortgage Association, Pool # CB8978, 5.00%, due 08/01/54	641,207
952,331	Federal National Mortgage Association, Pool # CB9463, 5.00%, due 11/01/54	948,260
419,436	Federal National Mortgage Association, Pool # CB9485, 5.50%, due 11/01/54	425,358
1,606,999	Federal National Mortgage Association, Pool # CB9630, 4.50%, due 12/01/54	1,547,920
1,694,756	Federal National Mortgage Association, Pool # CB9649, 5.00%, due 12/01/54	1,679,674
1,103,872	Federal National Mortgage Association, Pool # CC0525, 5.50%, due 06/01/55	1,117,882
410,840	Federal National Mortgage Association, Pool # CC0532, 5.50%, due 06/01/55	417,362
476,530	Federal National Mortgage Association, Pool # CC0854, 5.50%, due 08/01/55	481,337
2,317,074	Federal National Mortgage Association, Pool # CC1520, 5.50%, due 11/01/55	2,345,205
1,834,997	Federal National Mortgage Association, Pool # CC2376, 5.00%, due 04/01/56	1,813,279
1,325,891	Federal National Mortgage Association, Pool # FA0018, 2.50%, due 04/01/52	1,127,271
2,241,524	Federal National Mortgage Association, Pool # FA0151, 5.00%, due 11/01/54	2,227,570
815,043	Federal National Mortgage Association, Pool # FA0243, 5.50%, due 12/01/54	827,552
644,694	Federal National Mortgage Association, Pool # FA1034, 3.50%, due 08/01/53	591,841
393,163	Federal National Mortgage Association, Pool # FA1626, 4.00%, due 09/01/52	369,411
990,025	Federal National Mortgage Association, Pool # FA1655, 3.50%, due 12/01/52	908,158
4,973,615	Federal National Mortgage Association, Pool # FA1943, 5.50%, due 05/01/55	5,041,505
2,113,770	Federal National Mortgage Association, Pool # FA2293, 5.50%, due 08/01/55	2,138,922
305,572	Federal National Mortgage Association, Pool # FA2696, 5.50%, due 09/01/55	310,547
1,217,054	Federal National Mortgage Association, Pool # FA3521, 3.00%, due 09/01/52	1,078,037
2,838,819	Federal National Mortgage Association, Pool # FA3662, 5.50%, due 10/01/55	2,885,033
2,350,711	Federal National Mortgage Association, Pool # FA4511, 4.50%, due 01/01/56	2,262,047
2,061,872	Federal National Mortgage Association, Pool # FA4608, 3.00%, due 08/01/52	1,816,969
2,377,830	Federal National Mortgage Association, Pool # FA4882, 6.00%, due 01/01/56	2,478,158
2,636,369	Federal National Mortgage Association, Pool # FA4915, 3.50%, due 02/01/53	2,405,808
740,776	Federal National Mortgage Association, Pool # FA5322, 5.00%, due 04/01/56	732,291
551,105	Federal National Mortgage Association, Pool # FM0030, 3.00%, due 02/01/49	493,435
146,241	Federal National Mortgage Association, Pool # FM1001, 3.50%, due 11/01/48	133,740
108,841	Federal National Mortgage Association, Pool # FM1347, 3.00%, due 12/01/48	97,545
424,853	Federal National Mortgage Association, Pool # FM1467, 3.00%, due 12/01/47	382,608
3,407,813	Federal National Mortgage Association, Pool # FM1534, 4.50%, due 09/01/49	3,326,508
418,759	Federal National Mortgage Association, Pool # FM1588, 3.00%, due 10/01/49	374,270
237,215	Federal National Mortgage Association, Pool # FM1715, 3.00%, due 12/01/45	213,504
337,676	Federal National Mortgage Association, Pool # FM1790, 3.00%, due 11/01/49	294,868
231,413	Federal National Mortgage Association, Pool # FM1864, 3.00%, due 11/01/49	205,682
1,379,375	Federal National Mortgage Association, Pool # FM2226, 3.00%, due 09/01/46	1,248,219
588,372	Federal National Mortgage Association, Pool # FM2274, 4.00%, due 08/01/49	557,722
270,179	Federal National Mortgage Association, Pool # FM2336, 4.00%, due 01/01/50	256,255
300,858	Federal National Mortgage Association, Pool # FM2461, 3.50%, due 03/01/50	274,894
394,650	Federal National Mortgage Association, Pool # FM2570, 4.50%, due 04/01/48	390,496
710,107	Federal National Mortgage Association, Pool # FM2664, 3.50%, due 03/01/50	645,458
927,561	Federal National Mortgage Association, Pool # FM2725, 3.00%, due 02/01/50	811,403
976,695	Federal National Mortgage Association, Pool # FM3250, 3.50%, due 05/01/50	897,079
546,042	Federal National Mortgage Association, Pool # FM4330, 2.50%, due 10/01/50	467,385
2,243,167	Federal National Mortgage Association, Pool # FM4765, 2.00%, due 11/01/50	1,835,575
22,214	Federal National Mortgage Association, Pool # FM5035, 4.00%, due 07/01/50	21,086
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
639,959	Federal National Mortgage Association, Pool # FM6039, 3.50%, due 06/01/50	586,835
1,601,186	Federal National Mortgage Association, Pool # FM6497, 2.00%, due 03/01/51	1,311,886
577,975	Federal National Mortgage Association, Pool # FM6585, 3.50%, due 11/01/40	543,899
589,621	Federal National Mortgage Association, Pool # FM7341, 4.00%, due 03/01/48	561,259
908,373	Federal National Mortgage Association, Pool # FM7785, 4.00%, due 05/01/49	862,415
1,417,551	Federal National Mortgage Association, Pool # FM7794, 4.00%, due 01/01/50	1,342,924
2,366,390	Federal National Mortgage Association, Pool # FM8029, 2.50%, due 07/01/51	2,012,428
1,373,647	Federal National Mortgage Association, Pool # FM8216, 4.00%, due 11/01/48	1,300,482
727,047	Federal National Mortgage Association, Pool # FM8325, 2.50%, due 07/01/35	689,269
687,146	Federal National Mortgage Association, Pool # FM8451, 2.50%, due 08/01/51	587,405
1,149,695	Federal National Mortgage Association, Pool # FM8603, 4.00%, due 09/01/49	1,091,533
3,797,379	Federal National Mortgage Association, Pool # FM8779, 2.50%, due 09/01/51	3,245,821
2,584,838	Federal National Mortgage Association, Pool # FM9000, 2.00%, due 06/01/51	2,104,913
1,105,127	Federal National Mortgage Association, Pool # FM9461, 3.50%, due 11/01/51	1,009,839
775,838	Federal National Mortgage Association, Pool # FM9726, 2.50%, due 11/01/51	663,761
455,932	Federal National Mortgage Association, Pool # FM9977, 4.00%, due 02/01/50	431,241
1,080,557	Federal National Mortgage Association, Pool # FP0077, 3.50%, due 03/01/51	989,652
831,814	Federal National Mortgage Association, Pool # FS0027, 2.50%, due 11/01/51	713,497
903,302	Federal National Mortgage Association, Pool # FS0194, 2.50%, due 01/01/52	771,170
1,682,737	Federal National Mortgage Association, Pool # FS0715, 3.00%, due 01/01/52	1,491,576
302,732	Federal National Mortgage Association, Pool # FS0717, 3.00%, due 02/01/52	266,853
1,246,361	Federal National Mortgage Association, Pool # FS0759, 3.50%, due 02/01/52	1,141,847
375,957	Federal National Mortgage Association, Pool # FS1201, 3.00%, due 01/01/50	328,878
435,492	Federal National Mortgage Association, Pool # FS1285, 3.50%, due 02/01/52	399,643
327,753	Federal National Mortgage Association, Pool # FS1427, 3.00%, due 02/01/50	291,293
2,084,265	Federal National Mortgage Association, Pool # FS1533, 3.00%, due 04/01/52	1,840,744
1,227,356	Federal National Mortgage Association, Pool # FS1871, 3.00%, due 05/01/52	1,083,863
1,949,019	Federal National Mortgage Association, Pool # FS1875, 3.00%, due 05/01/52	1,726,923
2,293,844	Federal National Mortgage Association, Pool # FS1938, 2.50%, due 02/01/52	1,958,541
1,053,466	Federal National Mortgage Association, Pool # FS1976, 4.00%, due 08/01/51	996,580
339,246	Federal National Mortgage Association, Pool # FS2060, 4.00%, due 06/01/52	320,138
866,027	Federal National Mortgage Association, Pool # FS2187, 4.00%, due 06/01/52	817,677
1,294,201	Federal National Mortgage Association, Pool # FS2896, 4.50%, due 09/01/52	1,258,346
375,960	Federal National Mortgage Association, Pool # FS2969, 4.50%, due 10/01/52	365,544
1,488,972	Federal National Mortgage Association, Pool # FS3036, 4.50%, due 10/01/52	1,444,162
1,732,036	Federal National Mortgage Association, Pool # FS3040, 3.00%, due 12/01/51	1,526,673
1,555,589	Federal National Mortgage Association, Pool # FS3046, 5.00%, due 10/01/52	1,551,445
508,440	Federal National Mortgage Association, Pool # FS3067, 4.00%, due 07/01/52	478,844
498,506	Federal National Mortgage Association, Pool # FS3139, 4.50%, due 10/01/52	481,149
342,861	Federal National Mortgage Association, Pool # FS3276, 4.50%, due 12/01/37	339,566
225,058	Federal National Mortgage Association, Pool # FS3310, 4.50%, due 11/01/37	223,171
794,761	Federal National Mortgage Association, Pool # FS3332, 5.50%, due 12/01/52	808,916
749,346	Federal National Mortgage Association, Pool # FS3417, 5.00%, due 12/01/52	745,291
1,473,750	Federal National Mortgage Association, Pool # FS3560, 4.50%, due 04/01/53	1,427,615
1,667,431	Federal National Mortgage Association, Pool # FS4223, 4.50%, due 05/01/47	1,645,799
967,803	Federal National Mortgage Association, Pool # FS4312, 4.50%, due 03/01/53	936,749
921,501	Federal National Mortgage Association, Pool # FS4758, 2.50%, due 01/01/36	866,718
762,629	Federal National Mortgage Association, Pool # FS5171, 3.00%, due 12/01/51	674,053
314,051	Federal National Mortgage Association, Pool # FS5263, 4.50%, due 05/01/53	304,880
96See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,138,604	Federal National Mortgage Association, Pool # FS5349, 4.00%, due 10/01/52	1,070,727
718,020	Federal National Mortgage Association, Pool # FS5656, 5.50%, due 08/01/53	730,045
1,318,046	Federal National Mortgage Association, Pool # FS5871, 2.00%, due 07/01/51	1,065,487
1,465,388	Federal National Mortgage Association, Pool # FS5912, 4.00%, due 05/01/52	1,377,772
362,824	Federal National Mortgage Association, Pool # FS6158, 4.00%, due 07/01/52	341,064
1,248,913	Federal National Mortgage Association, Pool # FS6255, 3.50%, due 08/01/52	1,142,447
608,113	Federal National Mortgage Association, Pool # FS6431, 3.50%, due 09/01/52	555,745
360,998	Federal National Mortgage Association, Pool # FS6645, 3.00%, due 05/01/52	321,004
1,732,725	Federal National Mortgage Association, Pool # FS7227, 5.00%, due 03/01/54	1,710,478
554,084	Federal National Mortgage Association, Pool # FS7249, 4.50%, due 10/01/52	537,889
1,992,988	Federal National Mortgage Association, Pool # FS7262, 4.00%, due 11/01/53	1,879,351
808,062	Federal National Mortgage Association, Pool # FS7381, 3.50%, due 09/01/52	736,469
1,710,154	Federal National Mortgage Association, Pool # FS7404, 3.50%, due 01/01/48	1,581,924
2,527,464	Federal National Mortgage Association, Pool # FS7948, 2.50%, due 04/01/52	2,161,336
1,518,330	Federal National Mortgage Association, Pool # FS8121, 4.00%, due 07/01/52	1,428,420
787,194	Federal National Mortgage Association, Pool # FS8125, 5.50%, due 05/01/54	795,679
1,043,546	Federal National Mortgage Association, Pool # FS8422, 4.00%, due 09/01/53	980,855
1,063,192	Federal National Mortgage Association, Pool # FS8552, 3.00%, due 05/01/52	941,866
2,376,678	Federal National Mortgage Association, Pool # FS9027, 5.50%, due 07/01/53	2,414,627
531,561	Federal National Mortgage Association, Pool # FS9784, 5.50%, due 11/01/54	539,428
83,994	Federal National Mortgage Association, Pool # MA2781, 2.50%, due 10/01/46	72,339
2,009,718	Federal National Mortgage Association, Pool # MA2863, 3.00%, due 01/01/47	1,795,303
241,322	Federal National Mortgage Association, Pool # MA3058, 4.00%, due 07/01/47	227,099
208,603	Federal National Mortgage Association, Pool # MA3076, 2.50%, due 07/01/32	199,144
67,766	Federal National Mortgage Association, Pool # MA3087, 3.50%, due 08/01/47	62,329
236,129	Federal National Mortgage Association, Pool # MA3114, 2.50%, due 08/01/32	225,693
219,902	Federal National Mortgage Association, Pool # MA3124, 2.50%, due 09/01/32	210,183
44,325	Federal National Mortgage Association, Pool # MA3155, 3.00%, due 10/01/32	42,779
2,595,845	Federal National Mortgage Association, Pool # MA3182, 3.50%, due 11/01/47	2,389,246
5,513,864	Federal National Mortgage Association, Pool # MA3210, 3.50%, due 12/01/47	5,066,838
109,346	Federal National Mortgage Association, Pool # MA3211, 4.00%, due 12/01/47	104,085
2,778,024	Federal National Mortgage Association, Pool # MA3238, 3.50%, due 01/01/48	2,554,393
199,143	Federal National Mortgage Association, Pool # MA3332, 3.50%, due 04/01/48	182,535
45,679	Federal National Mortgage Association, Pool # MA3364, 3.50%, due 05/01/33	44,561
41,645	Federal National Mortgage Association, Pool # MA3385, 4.50%, due 06/01/48	40,537
60,481	Federal National Mortgage Association, Pool # MA3442, 3.50%, due 08/01/48	55,620
177,983	Federal National Mortgage Association, Pool # MA3496, 4.50%, due 10/01/48	173,379
47,152	Federal National Mortgage Association, Pool # MA3521, 4.00%, due 11/01/48	44,756
188,222	Federal National Mortgage Association, Pool # MA3522, 4.50%, due 11/01/48	183,353
156,710	Federal National Mortgage Association, Pool # MA3537, 4.50%, due 12/01/48	152,604
493,361	Federal National Mortgage Association, Pool # MA3871, 3.00%, due 12/01/49	436,159
3,188,899	Federal National Mortgage Association, Pool # MA3937, 3.00%, due 02/01/50	2,812,717
102,005	Federal National Mortgage Association, Pool # MA3960, 3.00%, due 03/01/50	90,023
589,409	Federal National Mortgage Association, Pool # MA4018, 2.00%, due 05/01/50	477,037
102,302	Federal National Mortgage Association, Pool # MA4120, 2.50%, due 09/01/50	86,489
1,320,716	Federal National Mortgage Association, Pool # MA4158, 2.00%, due 10/01/50	1,066,546
855,362	Federal National Mortgage Association, Pool # MA4159, 2.50%, due 10/01/50	722,181
348,770	Federal National Mortgage Association, Pool # MA4181, 1.50%, due 11/01/50	267,995
3,031,347	Federal National Mortgage Association, Pool # MA4182, 2.00%, due 11/01/50	2,445,261
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
256,611	Federal National Mortgage Association, Pool # MA4204, 2.00%, due 12/01/40	224,220
627,199	Federal National Mortgage Association, Pool # MA4208, 2.00%, due 12/01/50	505,933
2,982,548	Federal National Mortgage Association, Pool # MA4209, 1.50%, due 12/01/50	2,294,578
394,479	Federal National Mortgage Association, Pool # MA4232, 2.00%, due 01/01/41	344,218
420,203	Federal National Mortgage Association, Pool # MA4236, 1.50%, due 01/01/51	322,622
1,486,999	Federal National Mortgage Association, Pool # MA4237, 2.00%, due 01/01/51	1,199,494
720,625	Federal National Mortgage Association, Pool # MA4238, 2.50%, due 01/01/51	608,488
833,638	Federal National Mortgage Association, Pool # MA4254, 1.50%, due 02/01/51	639,122
1,675,352	Federal National Mortgage Association, Pool # MA4255, 2.00%, due 02/01/51	1,353,100
402,797	Federal National Mortgage Association, Pool # MA4268, 2.00%, due 02/01/41	351,212
84,978	Federal National Mortgage Association, Pool # MA4281, 2.00%, due 03/01/51	68,500
6,648,919	Federal National Mortgage Association, Pool # MA4305, 2.00%, due 04/01/51	5,369,910
1,242,085	Federal National Mortgage Association, Pool # MA4326, 2.50%, due 05/01/51	1,048,218
225,021	Federal National Mortgage Association, Pool # MA4333, 2.00%, due 05/01/41	195,785
265,607	Federal National Mortgage Association, Pool # MA4356, 2.50%, due 06/01/51	223,826
321,153	Federal National Mortgage Association, Pool # MA4380, 3.00%, due 07/01/51	282,116
367,652	Federal National Mortgage Association, Pool # MA4399, 2.50%, due 08/01/51	310,094
778,570	Federal National Mortgage Association, Pool # MA4549, 3.00%, due 02/01/52	681,073
3,530,607	Federal National Mortgage Association, Pool # MA4563, 2.50%, due 03/01/52	2,969,194
1,681,127	Federal National Mortgage Association, Pool # MA4565, 3.50%, due 03/01/52	1,532,386
1,116,538	Federal National Mortgage Association, Pool # MA4580, 3.50%, due 04/01/52	1,014,516
2,176,547	Federal National Mortgage Association, Pool # MA4597, 2.00%, due 05/01/52	1,746,769
278,640	Federal National Mortgage Association, Pool # MA4600, 3.50%, due 05/01/52	253,125
1,139,112	Federal National Mortgage Association, Pool # MA4618, 4.00%, due 04/01/52	1,066,121
998,206	Federal National Mortgage Association, Pool # MA4644, 4.00%, due 05/01/52	936,842
2,071,941	Federal National Mortgage Association, Pool # MA4656, 4.50%, due 07/01/52	1,999,710
930,475	Federal National Mortgage Association, Pool # MA4665, 2.50%, due 07/01/37	871,605
669,010	Federal National Mortgage Association, Pool # MA4686, 5.00%, due 06/01/52	663,058
1,158,809	Federal National Mortgage Association, Pool # MA4733, 4.50%, due 09/01/52	1,119,157
835,693	Federal National Mortgage Association, Pool # MA4761, 5.00%, due 09/01/52	828,046
1,602,501	Federal National Mortgage Association, Pool # MA4806, 5.00%, due 11/01/52	1,588,575
1,132,227	Federal National Mortgage Association, Pool # MA4894, 6.00%, due 01/01/53	1,161,105
849,405	Federal National Mortgage Association, Pool # MA4941, 5.50%, due 03/01/53	858,897
3,319,606	Federal National Mortgage Association, Pool # MA4979, 5.50%, due 04/01/53	3,355,850
699,324	Federal National Mortgage Association, Pool # MA5010, 5.50%, due 05/01/53	706,870
3,725,381	Federal National Mortgage Association, Pool # MA5054, 4.00%, due 06/01/53	3,486,643
485,118	Federal National Mortgage Association, Pool # MA5070, 4.50%, due 07/01/53	467,348
1,133,512	Federal National Mortgage Association, Pool # MA5139, 6.00%, due 09/01/53	1,161,858
545,963	Federal National Mortgage Association, Pool # MA5218, 7.00%, due 12/01/53	576,941
456,948	Federal National Mortgage Association, Pool # MA5271, 5.50%, due 02/01/54	460,131
7,977,902	Federal National Mortgage Association, Pool # MA5673, 5.50%, due 04/01/55	8,017,224
306,041	Federal National Mortgage Association REMIC, Series 2011-59, Class NZ, 5.50%, due 07/25/41	311,662
614	Federal National Mortgage Association REMIC, Series 2012-28, Class B, 6.50%, due 06/25/39	625
88,057	Government National Mortgage Association, Pool # 004636, 4.50%, due 02/20/40	87,362
16,583	Government National Mortgage Association, Pool # 004678, 4.50%, due 04/20/40	16,452
98,349	Government National Mortgage Association, Pool # 004833, 4.00%, due 10/20/40	94,579
93,209	Government National Mortgage Association, Pool # 004977, 4.00%, due 03/20/41	89,635
98See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
233,871	Government National Mortgage Association, Pool # 004978, 4.50%, due 03/20/41	231,783
362,774	Government National Mortgage Association, Pool # 005055, 4.50%, due 05/20/41	359,386
191,713	Government National Mortgage Association, Pool # 734152, 4.00%, due 01/15/41	182,873
14,484	Government National Mortgage Association, Pool # 783637, 3.00%, due 06/20/42	13,275
131,135	Government National Mortgage Association, Pool # 784605, 4.50%, due 01/15/42	129,519
303,910	Government National Mortgage Association, Pool # 796468, 4.00%, due 09/20/42	289,506
72,110	Government National Mortgage Association, Pool # AL8626, 3.00%, due 08/15/45	64,471
523,376	Government National Mortgage Association, Pool # AV9421, 3.50%, due 11/20/46	477,301
264,842	Government National Mortgage Association, Pool # AY7555, 3.50%, due 04/20/47	241,522
139,979	Government National Mortgage Association, Pool # MA0462, 3.50%, due 10/20/42	131,476
20,966	Government National Mortgage Association, Pool # MA0624, 3.00%, due 12/20/42	19,142
93,963	Government National Mortgage Association, Pool # MA0625, 3.50%, due 12/20/42	88,235
53,042	Government National Mortgage Association, Pool # MA0698, 3.00%, due 01/20/43	48,429
180,264	Government National Mortgage Association, Pool # MA0851, 3.00%, due 03/20/43	164,437
145,286	Government National Mortgage Association, Pool # MA0852, 3.50%, due 03/20/43	136,139
30,404	Government National Mortgage Association, Pool # MA1156, 3.00%, due 07/20/43	27,671
98,115	Government National Mortgage Association, Pool # MA1376, 4.00%, due 10/20/43	94,259
44,676	Government National Mortgage Association, Pool # MA1599, 3.00%, due 01/20/44	40,663
90,337	Government National Mortgage Association, Pool # MA2371, 3.50%, due 11/20/44	83,773
73,819	Government National Mortgage Association, Pool # MA2372, 4.00%, due 11/20/44	70,918
66,450	Government National Mortgage Association, Pool # MA2825, 3.00%, due 05/20/45	60,070
154,537	Government National Mortgage Association, Pool # MA3310, 3.50%, due 12/20/45	142,494
62,466	Government National Mortgage Association, Pool # MA3377, 4.00%, due 01/20/46	59,860
93,734	Government National Mortgage Association, Pool # MA3455, 4.00%, due 02/20/46	89,863
176,287	Government National Mortgage Association, Pool # MA3456, 4.50%, due 02/20/46	173,272
152,248	Government National Mortgage Association, Pool # MA3596, 3.00%, due 04/20/46	136,897
289,255	Government National Mortgage Association, Pool # MA3803, 3.50%, due 07/20/46	265,282
216,242	Government National Mortgage Association, Pool # MA3873, 3.00%, due 08/20/46	194,419
102,033	Government National Mortgage Association, Pool # MA4004, 3.50%, due 10/20/46	94,153
59,099	Government National Mortgage Association, Pool # MA4071, 4.50%, due 11/20/46	58,089
52,748	Government National Mortgage Association, Pool # MA4125, 2.50%, due 12/20/46	45,899
82,155	Government National Mortgage Association, Pool # MA4263, 4.00%, due 02/20/47	78,103
129,197	Government National Mortgage Association, Pool # MA4585, 3.00%, due 07/20/47	116,075
122,395	Government National Mortgage Association, Pool # MA4586, 3.50%, due 07/20/47	112,780
309,672	Government National Mortgage Association, Pool # MA4720, 4.00%, due 09/20/47	294,065
87,272	Government National Mortgage Association, Pool # MA4838, 4.00%, due 11/20/47	82,856
358,231	Government National Mortgage Association, Pool # MA5019, 3.50%, due 02/20/48	329,312
40,515	Government National Mortgage Association, Pool # MA5021, 4.50%, due 02/20/48	39,773
14,420	Government National Mortgage Association, Pool # MA5079, 4.50%, due 03/20/48	14,156
171,922	Government National Mortgage Association, Pool # MA5264, 4.00%, due 06/20/48	163,106
98,485	Government National Mortgage Association, Pool # MA5397, 3.50%, due 08/20/48	90,313
100,844	Government National Mortgage Association, Pool # MA5466, 4.00%, due 09/20/48	95,768
81,730	Government National Mortgage Association, Pool # MA5467, 4.50%, due 09/20/48	79,943
33,967	Government National Mortgage Association, Pool # MA5530, 5.00%, due 10/20/48	34,136
60,198	Government National Mortgage Association, Pool # MA5762, 3.50%, due 02/20/49	55,306
3,298,108	Government National Mortgage Association, Pool # MA5764, 4.50%, due 02/20/49	3,226,045
55,958	Government National Mortgage Association, Pool # MA5817, 4.00%, due 03/20/49	53,039
203,312	Government National Mortgage Association, Pool # MA5874, 3.00%, due 04/20/49	182,934
764,204	Government National Mortgage Association, Pool # MA5876, 4.00%, due 04/20/49	723,818
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
392,534	Government National Mortgage Association, Pool # MA6038, 3.00%, due 07/20/49	350,105
3,248,878	Government National Mortgage Association, Pool # MA6090, 3.50%, due 08/20/49	2,971,703
142,111	Government National Mortgage Association, Pool # MA6338, 3.00%, due 12/20/49	126,534
329,647	Government National Mortgage Association, Pool # MA6409, 3.00%, due 01/20/50	293,213
63,623	Government National Mortgage Association, Pool # MA6476, 4.00%, due 02/20/50	60,349
1,796,748	Government National Mortgage Association, Pool # MA6540, 2.50%, due 03/20/50	1,543,723
42,482	Government National Mortgage Association, Pool # MA6865, 2.50%, due 09/20/50	36,355
3,623,647	Government National Mortgage Association, Pool # MA6930, 2.00%, due 10/20/50	2,981,385
193,978	Government National Mortgage Association, Pool # MA6931, 2.50%, due 10/20/50	166,003
148,105	Government National Mortgage Association, Pool # MA6995, 2.50%, due 11/20/50	126,745
5,534,999	Government National Mortgage Association, Pool # MA7589, 2.50%, due 09/20/51	4,737,067
3,650,451	Government National Mortgage Association, Pool # MA7880, 2.00%, due 02/20/52	2,996,790
1,480,451	Government National Mortgage Association, Pool # MA7938, 3.50%, due 03/20/52	1,343,084
751,671	Government National Mortgage Association, Pool # MA7939, 4.00%, due 03/20/52	706,718
1,446,437	Government National Mortgage Association, Pool # MA8150, 4.00%, due 07/20/52	1,361,264
2,224,586	Government National Mortgage Association, Pool # MA8267, 4.00%, due 09/20/52	2,092,480
836,739	Government National Mortgage Association, Pool # MA8428, 5.00%, due 11/20/52	830,397
1,233,147	Government National Mortgage Association, Pool # MA8429, 5.50%, due 11/20/52	1,250,956
786,551	Government National Mortgage Association, Pool # MA8725, 5.00%, due 03/20/53	780,113
2,034,978	Government National Mortgage Association, Pool # MA8879, 5.50%, due 05/20/53	2,060,586
2,864,974	Government National Mortgage Association, Pool # MA9104, 4.50%, due 08/20/53	2,766,844
1,956,075	Government National Mortgage Association, Pool # MA9105, 5.00%, due 08/20/53	1,937,562
2,385,093	Government National Mortgage Association, Pool # MA9304, 5.00%, due 11/20/53	2,361,110
936,928	Government National Mortgage Association, Pool # MA9540, 5.00%, due 03/20/54	926,336
1,087,264	Government National Mortgage Association, Pool # MA9782, 7.00%, due 07/20/54	1,128,222
1,024,836	Government National Mortgage Association, Pool # MA9964, 5.00%, due 10/20/54	1,012,407
1,435,426	Government National Mortgage Association, Pool # MB0024, 4.50%, due 11/20/54	1,383,684
187,260	Government National Mortgage Association, Pool # MB0091, 5.00%, due 12/20/54	185,139
1,417,944	Government National Mortgage Association, Pool # MB0146, 5.00%, due 01/20/55	1,399,792
216,906	Government National Mortgage Association, Pool # MB0150, 7.00%, due 01/20/55	224,697
390,773	Government National Mortgage Association, Pool # MB0204, 5.00%, due 02/20/55	385,780
200,137	Government National Mortgage Association, Pool # MB0258, 5.00%, due 03/20/55	197,674
3,500,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/56	3,563,652
		549,430,404
	Municipal Obligations — 0.4%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	59,243
355,000	Bay Area Toll Authority, 6.26%, due 04/01/49	370,516
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(i)	75,235
900,000	Empire State Development Corp., 5.77%, due 03/15/39	918,176
359,268	Louisiana Local Government Environmental Facilities & Community Development Authority, 3.62%, due 02/01/29	358,371
280,000	Maryland Economic Development Corp., 5.43%, due 05/31/56	275,135
333,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	355,968
885,000	State of California, 7.50%, due 04/01/34	1,007,132
655,000	State of California, 7.55%, due 04/01/39	778,294
935,000	State of Connecticut, 3.98%, due 06/15/29	924,620
1,690,000	University of Michigan, 4.45%, due 04/01/22(i)	1,329,645
940,000	University of Virginia, 2.26%, due 09/01/50	540,125
100See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Municipal Obligations — continued
595,000	University of Virginia, 2.58%, due 11/01/51	361,696
185,000	University of Virginia, 4.18%, due 09/01/17(i)	136,931
		7,491,087
	Sovereign Debt Obligations — 0.5%
540,000	Angola Government International Bonds, 8.00%, due 11/26/29 144A	549,890
200,000	Cassa Depositi e Prestiti SpA, 4.38%, due 10/01/30 144A	197,267
200,000	Cassa Depositi e Prestiti SpA, 5.88%, due 04/30/29 144A	206,633
360,000	Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	360,954
730,000	El Salvador Government International Bonds, 9.25%, due 04/17/30 144A	788,488
535,000	Hungary Government International Bonds, 5.38%, due 09/26/30 144A	543,552
999,000	Israel Government International Bonds, 5.38%, due 02/19/30	1,013,107
385,000	Ivory Coast Government International Bonds, 6.75%, due 02/25/41 144A	373,435
695,000	Mexico Government International Bonds, 6.88%, due 05/13/37	729,958
320,000	Province of Alberta, 1.30%, due 07/22/30	285,094
110,000	Province of Alberta, 3.30%, due 03/15/28	108,388
220,000	Province of Quebec, 2.75%, due 04/12/27	217,567
890,000	Republic of Poland Government International Bonds, 5.38%, due 04/14/36	898,440
1,590,000	Romania Government International Bonds, 5.75%, due 09/16/30 144A	1,599,109
1,060,000	Saudi Government International Bonds, 5.88%, due 01/12/56 144A	1,032,862
480,000	Serbia International Bonds, 5.50%, due 05/06/36 144A	471,028
		9,375,772
	U.S. Government and Agency Obligations — 20.6%
2,365,000	Federal Home Loan Mortgage Corp. Discount Notes, due 07/01/26(j)	2,364,763
75,000	Federal National Mortgage Association, 0.88%, due 08/05/30	65,728
170,000	Federal National Mortgage Association, 4.45%, due 03/17/31(k)	139,205
545,000	Federal National Mortgage Association, 6.63%, due 11/15/30	597,325
625,000	Tennessee Valley Authority, 5.25%, due 02/01/55	615,084
60,000	Tennessee Valley Authority, 7.13%, due 05/01/30	66,087
75,000	Tennessee Valley Authority Generic STRIPS, 4.78%, due 07/15/34(k)	51,511
5,372,000	U.S. Treasury Bonds, 1.38%, due 08/15/50	2,636,477
5,891,000	U.S. Treasury Bonds, 1.63%, due 11/15/50	3,080,579
7,639,000	U.S. Treasury Bonds, 2.00%, due 02/15/50	4,453,298
2,240,000	U.S. Treasury Bonds, 2.38%, due 11/15/49	1,427,387
18,915,000	U.S. Treasury Bonds, 2.38%, due 05/15/51	11,834,436
17,310,000	U.S. Treasury Bonds, 3.00%, due 02/15/49	12,625,481
490,000	U.S. Treasury Bonds, 3.25%, due 05/15/42	403,628
3,200,000	U.S. Treasury Bonds, 3.38%, due 08/15/42	2,671,250
2,726,000	U.S. Treasury Bonds, 3.38%, due 11/15/48	2,132,988
11,575,000	U.S. Treasury Bonds, 3.63%, due 08/15/43	9,863,618
3,214,000	U.S. Treasury Bonds, 4.00%, due 11/15/42	2,901,263
8,060,000	U.S. Treasury Bonds, 4.00%, due 11/15/52	6,897,597
7,301,000	U.S. Treasury Bonds, 4.25%, due 02/15/54	6,515,715
6,893,000	U.S. Treasury Bonds, 4.25%, due 08/15/54	6,155,503
600,000	U.S. Treasury Bonds, 4.38%, due 08/15/43	564,387
4,053,000	U.S. Treasury Bonds, 4.50%, due 02/15/44	3,861,116
9,810,000	U.S. Treasury Bonds, 4.63%, due 05/15/44	9,480,062
12,095,000	U.S. Treasury Bonds, 4.63%, due 11/15/44	11,660,100
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
4,250,000	U.S. Treasury Bonds, 4.63%, due 11/15/45	4,082,656
27,768,000	U.S. Treasury Bonds, 4.63%, due 02/15/46	26,661,619
8,594,000	U.S. Treasury Bonds, 4.63%, due 02/15/55	8,168,664
1,490,000	U.S. Treasury Bonds, 4.63%, due 11/15/55	1,417,712
6,221,000	U.S. Treasury Bonds, 4.75%, due 11/15/43	6,120,881
1,805,000	U.S. Treasury Bonds, 4.75%, due 11/15/53	1,746,655
6,480,000	U.S. Treasury Bonds, 4.75%, due 05/15/55	6,286,866
15,520,000	U.S. Treasury Bonds, 4.75%, due 08/15/55	15,061,069
36,571,000	U.S. Treasury Bonds, 4.75%, due 02/15/56	35,533,869
23,033,000	U.S. Treasury Bonds, 4.88%, due 08/15/45	22,863,851
6,192,000	U.S. Treasury Bonds, 5.00%, due 05/15/45	6,246,422
8,136,000	U.S. Treasury Bonds, 5.00%, due 05/15/46	8,197,656
55,000	U.S. Treasury Bonds, 5.00%, due 05/15/56	55,589
6,758,123	U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35	6,610,375
1,694,000	U.S. Treasury Notes, 3.38%, due 11/30/27	1,675,935
8,231,000	U.S. Treasury Notes, 3.38%, due 02/29/28	8,129,077
14,000,000	U.S. Treasury Notes, 3.50%, due 02/15/29	13,769,219
7,436,000	U.S. Treasury Notes, 3.50%, due 03/15/29	7,311,679
711,000	U.S. Treasury Notes, 3.50%, due 11/30/30	691,114
1,476,000	U.S. Treasury Notes, 3.50%, due 02/28/31	1,432,815
1,335,000	U.S. Treasury Notes, 3.63%, due 08/15/28	1,320,503
10,085,000	U.S. Treasury Notes, 3.75%, due 04/30/28	10,013,302
8,480,000	U.S. Treasury Notes, 3.88%, due 05/31/27	8,463,264
15,073,000	U.S. Treasury Notes, 3.88%, due 05/15/29	14,958,186
16,625,000	U.S. Treasury Notes, 3.88%, due 04/30/31	16,388,613
22,650,000	U.S. Treasury Notes, 3.88%, due 09/30/32	22,150,992
6,415,000	U.S. Treasury Notes, 4.00%, due 05/31/28	6,396,707
6,935,000	U.S. Treasury Notes, 4.00%, due 11/15/35	6,709,612
6,092,000	U.S. Treasury Notes, 4.13%, due 06/30/31	6,070,821
14,945,000	U.S. Treasury Notes, 4.13%, due 04/30/33	14,783,874
2,547,000	U.S. Treasury Notes, 4.13%, due 02/15/36	2,485,315
3,850,000	U.S. Treasury Notes, 4.25%, due 03/31/33	3,838,570
4,077,000	U.S. Treasury Notes, 4.25%, due 06/30/33	4,061,393
2,796,000	U.S. Treasury Notes, 4.38%, due 05/15/36	2,781,365
4,000,000	U.S. Treasury Notes, 4.50%, due 12/31/31	4,051,641
2,395,000	U.S. Treasury STRIPS Coupon, 2.66%, due 08/15/44(k)(l)	950,876
3,500,000	U.S. Treasury STRIPS Coupon, 2.67%, due 02/15/43(k)(m)	1,518,665
7,055,000	U.S. Treasury STRIPS Coupon, 3.37%, due 11/15/41(k)(m)	3,295,234
345,000	U.S. Treasury STRIPS Coupon, 4.37%, due 08/15/43(k)	145,267
100,000	U.S. Treasury STRIPS Coupon, 4.72%, due 02/15/40(k)	51,938
2,690,000	U.S. Treasury STRIPS Coupon, 4.84%, due 02/15/42(k)	1,237,929
6,200,000	U.S. Treasury STRIPS Coupon, 5.27%, due 02/15/45(k)	2,395,681
		419,198,059
	TOTAL DEBT OBLIGATIONS (COST $2,022,222,728)	1,991,375,717

102See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	COMMON STOCK — 0.0%
	Industrial — 0.0%
924	Altera Infrastructure LP/Teekay Offshore Finance Corp.*	30,030
	TOTAL COMMON STOCK (COST $234,312)	30,030

Par Value	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.1%
	Mutual Fund - Securities Lending Collateral — 0.5%
9,872,538	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(n)(o)	9,872,538
	U.S. Government and Agency Obligations — 0.6%
1,066,000	U.S. Treasury Bills, 3.58%, due 07/23/26(k)	1,063,666
11,725,000	U.S. Treasury Bills, 3.71%, due 08/20/26(k)	11,665,259
		12,728,925
	TOTAL SHORT-TERM INVESTMENTS (COST $22,601,687)	22,601,463
	TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 99.0% (Cost $2,045,058,727)	2,014,007,210
	TBA SALE COMMITMENT — (0.0)%
(500,000)	Uniform Mortgage-Backed Security, TBA, 4.50%, due 08/01/56	(478,613)
	TOTAL TBA SALE COMMITMENT (PROCEEDS $481,113)	(478,613)
	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 99.0% (Cost $2,044,577,614)	2,013,528,597
	Other Assets and Liabilities (net) — 1.0%	20,144,498
	NET ASSETS — 100.0%	$2,033,673,095

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	When-issued security.
(c)	Variable or floating rate note. Rate shown is as of June 30, 2026.
(d)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(e)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Security is perpetual and has no stated maturity date.
(g)	All or a portion of this security is out on loan.
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(i)	Year of maturity is greater than 2100.
(j)	Represents a zero coupon bond; no yield to maturity is available.
(k)	Interest rate presented is yield to maturity.
(l)	All or a portion of this security is pledged for open futures collateral.
(m)	All or a portion of this security is pledged for centrally cleared swaps collateral.
(n)	The rate disclosed is the 7-day net yield as of June 30, 2026.
(o)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $427,161,425 which represents 21.0% of net assets.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	11,719,662	USD	13,443,872	07/02/26	Barclays Bank PLC	$(44,782)
USD	13,602,799	EUR	11,719,662	07/02/26	Barclays Bank PLC	203,709
USD	13,461,871	EUR	11,719,661	08/04/26	Barclays Bank PLC	44,831
						$203,758
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
3	U.S. Ultra Bond	Sep 2026	$348,469	$4,308
231	U.S. Treasury Note 2-Year	Sep 2026	47,616,679	(31,399)
165	U.S. Treasury Note 5-Year	Sep 2026	17,662,734	36,414
				$9,323
Sales
14	U.S. Long Bond	Sep 2026	$1,589,000	$(18,270)
37	U.S. Treasury Note 10-Year	Sep 2026	4,065,953	(11,504)
3	U.S. Ultra 10-Year	Sep 2026	337,406	1,014
				$(28,760)
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
12-Month SOFR	Annual	4.70%	Annual	09/25/26	$153	USD	830,000	$(1,657)	$(1,810)
104See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Centrally Cleared Interest Rate Swaps—continued
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
12-Month SOFR	Annual	4.13%	Annual	06/01/56	$—	USD	762,000	$(3,540)	$(3,540)
12-Month SOFR	Annual	1.35%	Annual	05/11/54	515,808	USD	1,130,000	526,690	10,882
3.89%	Annual	12-Month SOFR	Annual	06/01/31	—	USD	560,000	(204)	(204)
4.50%	Annual	12-Month SOFR	Annual	05/13/27	5,534	USD	14,850,000	62,038	56,504
12-month U.S. Consumer Price Index (CPI)	At Maturity	3.06%	At Maturity	06/11/27	—	USD	5,200,000	(27,421)	(27,421)
									$34,411
OTC— Credit Default Swaps
Sell Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Market Value
160,000	USD	06/20/29	Barclays Bank PLC	1.00%	Quarterly	Comision Federal de Electricidad, 6.45%, 01/24/2035 (Moody’s rating: Baa3 ; S&P rating: BBB+)	$(1,083)	$(680)	$(1,763)
200,000	USD	06/20/27	Barclays Bank PLC	1.00%	Quarterly	Comision Federal de Electricidad, 6.45%, 01/24/2035 (Moody’s rating: Baa3 ; S&P rating: BBB+)	(461)	308	(153)
937,000	USD	12/20/26	Barclays Bank PLC	0.25%	Quarterly	French Republic Government Bonds OAT, 5.75%, 10/25/2032 (Moody’s rating: Aa3 ; S&P rating: A+u)	(78)	898	820
315,000	USD	09/20/26	Barclays Bank PLC	1.00%	Quarterly	Republic of Italy Government International Bonds, 1.25%, Matured	(1,204)	1,881	677
Total OTC Credit Default Swaps							$(2,826)	$2,407	$(419)
Centrally Cleared Credit Default Swaps
Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Market Value
14,135,000	USD	06/20/31	1.00%	Quarterly	CDX.NA.IG.S46**	$25,407	$285,646	$311,053

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**
CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

Currency Abbreviations
EUR	—	Euro
USD	—	U.S. Dollar

Abbreviations
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
REMIC	—	Real Estate Mortgage Investment Conduit
RFUCC	—	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	To Be Announced
106See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

Asset Class Summary(Unaudited)	% of Net Assets
Debt Obligations	97.9
Swaps	0.1
Equities	0.0*
Futures Contracts	(0.0)*
TBA Sale Commitment	(0.0)*
Forward Foreign Currency Contracts	(0.7)
Short-Term Investments	1.1
Other Assets and Liabilities (net)	1.6
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2026 (Unaudited)

Par Value(a)	Description	Value ($)
	DEBT OBLIGATIONS — 98.5%
	Asset Backed Securities — 9.6%
3,026,781	ACRES LLC, Series 2025-FL3, Class A, 5.26% (1 mo. USD Term SOFR + 1.62%), due 08/18/40(b) 144A	3,038,615
409,884	Aegis Asset-Backed Securities Trust, Series 2005-5, Class M1, 4.41% (1 mo. USD Term SOFR + 0.76%), due 12/25/35(b)	390,481
300,000	AGL CLO 25 Ltd., Series 2023-25A, Class D1R, 6.57% (3 mo. USD Term SOFR + 2.90%), due 07/21/38(b) 144A	295,011
250,000	AIMCO CLO 15 Ltd., Series 2021-15A, Class ER, 8.28% (3 mo. USD Term SOFR + 4.60%), due 04/17/38(b) 144A	245,777
1,575,000	AIMCO CLO 24 Ltd., Series 2025-24A, Class E, 9.78% (3 mo. USD Term SOFR + 6.10%), due 04/19/38(b) 144A	1,591,903
1,620,000	AIMCO CLO 24 Ltd., Series 2025-24A, Class SUB, 0.00%, due 04/19/38(c) 144A	984,461
183,362	Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class E, 6.16%, due 09/15/33 144A	183,189
500,693	Ally Bank Auto Credit-Linked Notes, Series 2026-A, Class E, 6.37%, due 03/15/34 144A	500,774
340,000	AMSR Trust, Series 2025-SFR1, Class F2, 3.66%, due 06/17/42 144A	300,398
510,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class E, 8.35%, due 01/20/34 144A	521,253
250,000	Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class ER2, 9.73% (3 mo. USD Term SOFR + 6.05%), due 07/20/38(b) 144A	246,751
250,000	Anchorage Capital CLO 26 Ltd., Series 2023-26A, Class ER, 9.93% (3 mo. USD Term SOFR + 6.25%), due 03/19/38(b) 144A	249,690
1,000,000	Anchorage Capital CLO 28 Ltd., Series 2024-28A, Class A1R, 4.84% (3 mo. USD Term SOFR + 1.16%), due 04/20/37(b) 144A	1,000,474
250,000	Anchorage Capital CLO 32 Ltd., Series 2025-32A, Class E, 10.67% (3 mo. USD Term SOFR + 7.00%), due 07/15/37(b) 144A	250,012
250,000	Anchorage Capital CLO 36 Ltd., Series 2026-36A, Class E, 10.24% (3 mo. USD Term SOFR + 6.59%), due 04/15/39(b) 144A	254,654
600,000	Anchorage Credit Funding 18 Ltd., Series 2025-18A, Class B, 5.70%, due 10/22/40 144A	601,082
1,800,000	Anchorage Credit Funding 20 Ltd., Series 2026-20A, Class A, 4.90%, due 04/25/42 144A	1,790,595
797,527	Aqua Finance Issuer Trust, Series 2025-B, Class A, 4.79%, due 05/17/51 144A	793,595
1,085,000	ARES LXIX CLO Ltd., Series 2024-69A, Class DR, 7.14% (3 mo. USD Term SOFR + 3.50%), due 04/15/36(b) 144A	1,062,530
2,000,000	ARES XLIV CLO Ltd., Series 2017-44A, Class A1RR, 4.80% (3 mo. USD Term SOFR + 1.13%), due 04/15/34(b) 144A	2,001,386
810,000	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class M1, 2.78% (1 mo. USD Term SOFR + 0.53%), due 07/25/36(b)	731,521
1,188,485	Avid Automobile Receivables Trust, 7.80%, due 07/15/32	1,184,929
905,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class D, 7.37%, due 12/20/29 144A	915,933
2,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, due 02/20/30 144A	2,192,630
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2026-3A, Class D, 6.96%, due 04/20/31 144A	100,288
900,000	Avtech Equipment Receivables Funding LLC, Series 2026-1A, Class C, 5.67%, due 02/15/33 144A	894,786
1,230,000	Avtech Equipment Receivables Funding LLC, Series 2026-1A, Class D, 7.71%, due 02/15/33 144A	1,227,420
1,500,000	Bain Capital Credit CLO Ltd., Series 2022-2A, Class A1R, 4.81% (3 mo. USD Term SOFR + 1.15%), due 04/22/35(b) 144A	1,500,429
108See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
300,000	Balboa Bay Loan Funding Ltd., Series 2023-1A, Class D1RR, 6.58% (3 mo. USD Term SOFR + 2.90%), due 04/20/36(b) 144A	300,387
700,000	Balboa Bay Loan Funding Ltd., Series 2025-1A, Class E, 9.43% (3 mo. USD Term SOFR + 5.75%), due 07/20/38(b) 144A	702,129
1,220,000	Ballyrock CLO 29 Ltd., Series 2025-29A, Class SUB, 0.00%, due 07/25/38(c) 144A	796,732
250,000	Barings CLO Ltd., Series 2023-1A, Class ER, 10.38% (3 mo. USD Term SOFR + 6.70%), due 04/20/38(b) 144A	249,915
300,000	BCC Middle Market CLO LLC, Series 2025-1A, Class D1, 7.18% (3 mo. USD Term SOFR + 3.50%), due 07/17/37(b) 144A	296,104
250,000	Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class E, 8.57% (3 mo. USD Term SOFR + 4.90%), due 07/25/38(b) 144A	249,643
250,000	Benefit Street Partners CLO XL Ltd., Series 2025-40A, Class E, 8.92% (3 mo. USD Term SOFR + 5.25%), due 07/25/38(b) 144A	250,809
1,134,434	BHG Securitization Trust, Series 2025-2CON, Class B, 5.17%, due 09/17/36 144A	1,132,439
450,000	Brant Point CLO Ltd., Series 2025-7A, Class D1, 6.87% (3 mo. USD Term SOFR + 3.20%), due 07/25/38(b) 144A	452,645
1,000,000	Capital Four U.S. CLO I Ltd., Series 2021-1A, Class AR, 4.82% (3 mo. USD Term SOFR + 1.14%), due 01/18/35(b) 144A	999,849
2,000,000	Carlyle U.S. CLO Ltd., Series 2017-2A, Class ER2, 11.24% (3 mo. USD Term SOFR + 7.56%), due 07/20/37(b) 144A	1,979,314
400,000	Carlyle U.S. CLO Ltd., Series 2020-2A, Class A1R2, 4.75% (3 mo. USD Term SOFR + 1.08%), due 01/25/35(b) 144A	400,363
700,000	Carlyle U.S. CLO Ltd., Series 2023-1A, Class D1R, 6.53% (3 mo. USD Term SOFR + 2.85%), due 07/20/37(b) 144A	700,839
250,000	Carlyle U.S. CLO Ltd., Series 2023-1A, Class ER, 9.43% (3 mo. USD Term SOFR + 5.75%), due 07/20/37(b) 144A	248,343
285,000	Carlyle U.S. CLO Ltd., Series 2024-1A, Class ER, 10.51% (3 mo. USD Term SOFR + 6.84%), due 04/15/39(b) 144A	286,214
1,000,000	Carlyle U.S. CLO Ltd., Series 2025-2A, Class E, 10.42% (3 mo. USD Term SOFR + 6.75%), due 07/25/38(b) 144A	1,011,902
250,000	Carlyle U.S. CLO Ltd., Series 2025-3A, Class E, 8.92% (3 mo. USD Term SOFR + 5.25%), due 07/25/38(b) 144A	250,927
630,000	CBAMR Ltd., Series 2020-13A, Class ER, 10.44% (3 mo. USD Term SOFR + 6.77%), due 04/20/39(b) 144A	631,138
694,047	Chase Auto Credit Linked Notes, Series 2025-1, Class E, 6.02%, due 02/25/33 144A	692,699
538,309	Chase Auto Credit Linked Notes, Series 2025-1, Class F, 7.00%, due 02/25/33 144A	535,926
250,000	CIFC Funding Ltd., Series 2018-4A, Class ER, 8.53% (3 mo. USD Term SOFR + 4.85%), due 01/17/38(b) 144A	244,649
250,000	CIFC Funding Ltd., Series 2019-4A, Class C1R2, 6.52% (3 mo. USD Term SOFR + 2.85%), due 07/15/38(b) 144A	250,578
250,000	CIFC Funding Ltd., Series 2019-4A, Class DR2, 8.92% (3 mo. USD Term SOFR + 5.25%), due 07/15/38(b) 144A	249,523
250,000	CIFC Funding Ltd., Series 2022-5A, Class ER2, 10.22% (3 mo. USD Term SOFR + 6.54%), due 03/16/38(b) 144A	255,601
300,000	CIFC Funding Ltd., Series 2025-3A, Class SUB, 0.00%, due 07/21/38(c) 144A	212,872
1,000,000	Clermont Park CLO Ltd., Series 2025-1A, Class E, 9.17% (3 mo. USD Term SOFR + 5.50%), due 04/24/38(b) 144A	998,221
500,000	Consumer Portfolio Services Auto Trust, Series 2025-B, Class B, 4.79%, due 11/15/29 144A	501,009
500,000	Consumer Portfolio Services Auto Trust, Series 2025-B, Class C, 5.12%, due 07/15/31 144A	502,029
500,000	CPS Auto Receivables Trust, Series 2025-C, Class B, 4.71%, due 12/17/29 144A	500,250
1,200,000	CPS Auto Receivables Trust, Series 2025-C, Class C, 4.91%, due 10/15/31 144A	1,199,676
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
1,000,000	CTM CLO Ltd., Series 2025-1A, Class E, 10.42% (3 mo. USD Term SOFR + 6.75%), due 07/15/38(b) 144A	1,008,355
250,000	Diameter Capital CLO 3 Ltd., Series 2022-3A, Class SUB, 0.00%, due 04/15/22(c)(d) 144A	165,260
925,000	Eldridge CLO Ltd., Series 2025-2A, Class D1, 6.50% (3 mo. USD Term SOFR + 2.85%), due 01/20/39(b) 144A	929,582
800,000	Elmwood CLO 15 Ltd., Series 2022-2A, Class A1R, 4.81% (3 mo. USD Term SOFR + 1.15%), due 04/22/35(b) 144A	800,240
1,675,000	Elmwood CLO 20 Ltd., Series 2022-7A, Class ER2, 8.38% (3 mo. USD Term SOFR + 4.75%), due 01/20/39(b) 144A	1,656,178
755,000	Elmwood CLO 42 Ltd., Series 2025-5A, Class D, 6.93% (3 mo. USD Term SOFR + 3.25%), due 03/31/38(b) 144A	760,089
250,000	Elmwood CLO 42 Ltd., Series 2025-5A, Class E, 10.18% (3 mo. USD Term SOFR + 6.50%), due 03/31/38(b) 144A	254,615
430,000	Elmwood CLO 43 Ltd., Series 2025-6A, Class E, 8.68% (3 mo. USD Term SOFR + 5.00%), due 07/20/38(b) 144A	432,115
700,000	Elmwood CLO 44 Ltd., Series 2025-7A, Class D, 6.28% (3 mo. USD Term SOFR + 2.60%), due 10/20/38(b) 144A	701,774
1,450,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DRR, 6.89% (3 mo. USD Term SOFR + 3.25%), due 04/20/37(b) 144A	1,453,129
266,000	Elmwood CLO XI Ltd., Series 2021-4A, Class SUB, 0.00%, due 10/20/34(c) 144A	162,802
595,000	Exeter Select Automobile Receivables Trust, Series 2025-2, Class E, 6.87%, due 02/15/33 144A	583,707
500,000	Flagship Credit Auto Trust, Series 2023-2, Class E, 10.89%, due 07/15/30 144A	310,411
250,000	Flatiron CLO 23 LLC, Series 2023-1A, Class ER, 8.63% (3 mo. USD Term SOFR + 4.95%), due 04/17/36(b) 144A	246,730
318,365	Foundation Finance Trust, Series 2025-2A, Class A, 4.67%, due 04/15/52 144A	315,904
250,000	Galaxy XXII CLO Ltd., Series 2016-22A, Class ER4, 8.93% (3 mo. USD Term SOFR + 5.25%), due 04/16/34(b) 144A	246,998
250,000	GoldenTree Loan Management U.S. CLO 9 Ltd., Series 2021-9A, Class ER2, 9.58% (3 mo. USD Term SOFR + 5.90%), due 04/20/37(b) 144A	251,608
700,000	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class A1R2, 4.79% (3 mo. USD Term SOFR + 1.11%), due 04/20/35(b) 144A	699,601
400,000	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class AJR2, 5.08% (3 mo. USD Term SOFR + 1.40%), due 04/20/35(b) 144A	399,474
1,400,000	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class BR2, 5.18% (3 mo. USD Term SOFR + 1.50%), due 04/20/35(b) 144A	1,400,350
113,770	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A2, 4.93%, due 06/25/60 144A	114,002
500,000	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A3, 5.02%, due 06/25/60 144A	502,393
268,262	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A4, 4.89%, due 06/25/60 144A	267,427
6,000,000	Greystone CRE Notes LLC, Series 2025-FL4, Class A, 5.11% (1 mo. USD Term SOFR + 1.48%), due 01/15/43(b) 144A	6,015,030
981,328	GS Mortgage-Backed Securities Trust, Series 2026-CES3, Class A1A, 5.36%, due 09/25/56(e) 144A	980,701
10,562	GSAA Home Equity Trust, Series 2007-7, Class A4, 4.30% (1 mo. USD Term SOFR + 0.65%), due 07/25/37(b)	10,397
1,000,000	Harvest U.S. CLO Ltd., Series 2023-1A, Class A1R, 4.82% (3 mo. USD Term SOFR + 1.15%), due 01/15/37(b) 144A	1,000,480
445,712	Hilton Grand Vacations Trust, Series 2026-1A, Class D, 7.21%, due 02/25/43 144A	449,187
360,333	Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class D, 6.86% (30 day USD SOFR Average + 3.25%), due 09/20/33(b) 144A	350,642
110See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
1,176,955	Huntington Bank Auto Credit-Linked Notes, Series 2026-1, Class D, 8.11% (30 day USD SOFR Average + 4.50%), due 02/20/34(b) 144A	1,174,084
2,000,000	INCREF LLC, Series 2026-FL2, Class A, 5.12% (1 mo. USD Term SOFR + 1.45%), due 12/19/43(b) 144A	2,003,750
2,200,000	Invesco CLO Ltd., Series 2022-2A, Class A1R, 4.83% (3 mo. USD Term SOFR + 1.15%), due 07/20/35(b) 144A	2,201,921
911,779	JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1, 4.89%, due 04/25/66(c) 144A	901,618
1,823,558	JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1F, 4.83% (30 day USD SOFR Average + 1.20%), due 04/25/66(b) 144A	1,822,016
250,000	Kennedy Lewis CLO 17 Ltd., Series 2024-17A, Class E, 9.81% (3 mo. USD Term SOFR + 6.15%), due 10/22/37(b) 144A	250,642
800,000	Kennedy Lewis CLO 21 Ltd., Series 2025-21A, Class D1, 6.77% (3 mo. USD Term SOFR + 3.10%), due 07/25/38(b) 144A	807,470
4,400,000	KKR CLO 16 Ltd., Series 16, Class A1R3, 4.82% (3 mo. USD Term SOFR + 1.14%), due 10/20/34(b) 144A	4,401,720
105,199	KREF Ltd., Series 2022-FL3, Class A, 5.09% (1 mo. USD Term SOFR + 1.45%), due 02/17/39(b) 144A	105,265
493,627	Lendbuzz Securitization Trust, Series 2023-2A, Class A2, 7.09%, due 10/16/28 144A	497,639
775,000	Lendmark Funding Trust, Series 2025-1A, Class E, 8.91%, due 09/20/34 144A	798,906
3,500,000	LMNT CRE LLC, Series 2025-FL3, Class A, 5.19% (1 mo. USD Term SOFR + 1.55%), due 07/21/43(b) 144A	3,504,935
94,435	Long Beach Mortgage Loan Trust, Series 2005-1, Class M4, 5.04% (1 mo. USD Term SOFR + 1.39%), due 02/25/35(b)	93,169
3,000,000	LRECS LLC, Series 2025-CRE1, Class A, 5.14% (1 mo. USD Term SOFR + 1.50%), due 08/19/43(b) 144A	3,000,937
1,680,000	Madison Park Funding LXIII Ltd., Series 2023-63A, Class ER, 9.67% (3 mo. USD Term SOFR + 6.00%), due 07/21/38(b) 144A	1,508,682
500,000	Madison Park Funding LXV Ltd., Series 2025-65A, Class D1, 6.48% (3 mo. USD Term SOFR + 2.80%), due 07/16/38(b) 144A	499,758
250,000	Madison Park Funding LXV Ltd., Series 2025-65A, Class E, 8.68% (3 mo. USD Term SOFR + 5.00%), due 07/16/38(b) 144A	245,960
2,030,000	Madison Park Funding LXXII Ltd., Series 2025-72A, Class SUB, 0.00%, due 07/23/38(c) 144A	1,640,616
250,000	Madison Park Funding LXXIV Ltd., Series 2026-74A, Class E, 9.10% (3 mo. USD Term SOFR + 5.40%), due 07/23/39(b) 144A	251,956
250,000	Madison Park Funding XLVI Ltd., Series 2020-46A, Class ERR, 8.92% (3 mo. USD Term SOFR + 5.25%), due 10/15/34(b) 144A	215,968
11,453,250	Madison Park Funding XVII Ltd., Series 2015-17A, Class SUB, 0.00%, due 07/21/45(c) 144A	828,001
1,190,000	Madison Park Funding XVII Ltd., Series 2015-17X, Class SUB, 0.00%, due 07/21/30(c)(f)	86,030
1,690,000	Madison Park Funding XXII Ltd., Series 2016-22A, Class SUB, 0.00%, due 01/15/33(c) 144A	618,455
250,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class ER, 10.07% (3 mo. USD Term SOFR + 6.40%), due 07/23/37(b) 144A	219,409
540,000	Magnetite 50 Ltd., Series 2025-50A, Class E, 8.47% (3 mo. USD Term SOFR + 4.80%), due 07/25/38(b) 144A	541,501
500,000	Magnetite XLIII Ltd., Series 2025-43A, Class D2, 6.87% (3 mo. USD Term SOFR + 3.20%), due 07/15/38(b) 144A	503,660
250,000	Magnetite XLIII Ltd., Series 2025-43A, Class E, 10.17% (3 mo. USD Term SOFR + 6.50%), due 07/15/38(b) 144A	254,766
280,500	Magnetite XXVIII Ltd., Series 2020-28A, Class SUB, 0.00%, due 01/20/35(c) 144A	153,575
250,000	Magnetite XXXVI Ltd., Series 2023-36A, Class ER, 8.67% (3 mo. USD Term SOFR + 5.00%), due 07/25/38(b) 144A	249,182
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
435,000	MF1 LLC, Series 2025-FL19, Class C, 6.48% (1 mo. USD Term SOFR + 2.84%), due 05/18/42(b) 144A	435,272
291,491	Mill City Solar Loan Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	272,347
284,953	National Collegiate Student Loan Trust, Series 2007-2, Class A4, 4.05% (1 mo. USD Term SOFR + 0.40%), due 01/25/33(b)	281,941
900,000	Navesink CLO 2 Ltd., Series 2024-2A, Class A1R, 4.86% (3 mo. USD Term SOFR + 1.19%), due 01/15/36(b) 144A	898,705
681,906	Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, due 07/15/55 144A	683,747
1,027,314	Navient Education Loan Trust, Series 2025-A, Class B, 5.32%, due 07/15/55 144A	1,030,235
207,863	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	204,352
1,073,164	Nelnet Student Loan Trust, Series 2025-BA, Class A1A, 4.84%, due 05/17/55 144A	1,065,996
990,613	Nelnet Student Loan Trust, Series 2025-BA, Class A1B, 4.94% (30 day USD SOFR Average + 1.35%), due 05/17/55(b) 144A	994,579
1,754,339	Nelnet Student Loan Trust, Series 2025-DA, Class A1A, 4.65%, due 08/20/54 144A	1,726,380
1,000,000	Neuberger Berman Loan Advisers CLO 50 Ltd., Series 2022-50A, Class ER2, 8.67% (3 mo. USD Term SOFR + 5.00%), due 07/23/36(b) 144A	1,001,462
250,000	Neuberger Berman Loan Advisers CLO 61 Ltd., Series 2025-61A, Class E, 8.58% (3 mo. USD Term SOFR + 4.90%), due 07/17/39(b) 144A	250,885
250,000	Oaktree CLO Ltd., Series 2023-1A, Class ER, 11.17% (3 mo. USD Term SOFR + 7.50%), due 04/15/38(b) 144A	252,226
250,000	Oaktree CLO Ltd., Series 2025-32A, Class E, 9.02% (3 mo. USD Term SOFR + 5.35%), due 07/15/38(b) 144A	251,097
1,240,625	OCP CLO Ltd., Series 2018-15A, Class SUB, 0.00%, due 07/20/31(c) 144A	446,214
3,360,000	OCP CLO Ltd., Series 2021-21A, Class SUB, 0.00%, due 01/20/38(c) 144A	1,622,161
250,000	OCP CLO Ltd., Series 2022-24A, Class ER, 9.93% (3 mo. USD Term SOFR + 6.25%), due 10/20/37(b) 144A	250,811
450,000	OCP CLO Ltd., Series 2024-35A, Class D1, 6.77% (3 mo. USD Term SOFR + 3.10%), due 10/25/37(b) 144A	451,737
665,000	OCP CLO Ltd., Series 2025-43A, Class D1, 6.93% (3 mo. USD Term SOFR + 3.25%), due 07/20/38(b) 144A	673,952
250,000	OCP CLO Ltd., Series 2025-43A, Class E, 10.18% (3 mo. USD Term SOFR + 6.50%), due 07/20/38(b) 144A	253,277
2,800,000	Octagon 64 Ltd., Series 2022-1A, Class A1R, 4.93% (3 mo. USD Term SOFR + 1.26%), due 07/21/35(b) 144A	2,801,319
277,239	Octagon 67 Ltd., Series 2023-1A, Class FR, 12.00%, due 07/25/38 144A	229,548
1,000,000	OFSI BSL XII Ltd., Series 2023-12A, Class D1R, 6.88% (3 mo. USD Term SOFR + 3.20%), due 01/20/38(b) 144A	987,504
250,000	OHA Credit Funding 15-R Ltd., Series 2023-15RA, Class E, 8.53% (3 mo. USD Term SOFR + 4.85%), due 07/20/38(b) 144A	247,317
725,000	OHA Credit Funding 22 Ltd., Series 2025-22A, Class E, 9.23% (3 mo. USD Term SOFR + 5.55%), due 07/20/38(b) 144A	725,882
456,000	OHA Credit Funding 7 Ltd., Series 2020-7A, Class D1R2, 6.38% (3 mo. USD Term SOFR + 2.70%), due 07/19/38(b) 144A	456,714
380,000	OHA Credit Funding 7 Ltd., Series 2020-7A, Class ER2, 8.58% (3 mo. USD Term SOFR + 4.90%), due 07/19/38(b) 144A	370,269
620,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class SUB, 0.00%, due 01/20/38(c) 144A	383,718
1,000,000	OHA Credit Partners VII Ltd., Series 2012-7A, Class SUB, 0.00%, due 02/20/38(c) 144A	412,748
250,000	OHA Credit Partners XV Ltd., Series 2017-15A, Class ER2, 9.31% (3 mo. USD Term SOFR + 5.65%), due 04/20/39(b) 144A	250,938
850,000	Option One Mortgage Loan Trust, Series 2005-3, Class M4, 4.69% (1 mo. USD Term SOFR + 1.04%), due 08/25/35(b)	752,574
2,499,903	Pagaya AI Debt Grantor Trust, Series 2025-5, Class B, 5.44%, due 03/15/33 144A	2,498,568
112See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
1,699,843	Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, due 04/15/33 144A	1,691,062
386,553	Pagaya AI Debt Grantor Trust, Series 2025-R2, Class A, 4.87%, due 10/15/32 144A	386,484
285,000	Palmer Square CLO Ltd., Series 2018-1A, Class DR, 10.62% (3 mo. USD Term SOFR + 6.94%), due 04/18/37(b) 144A	265,091
790,000	Peace Park CLO Ltd., Series 2021-1A, Class ER, 8.58% (3 mo. USD Term SOFR + 4.90%), due 10/20/38(b) 144A	722,457
1,328,643	PK ALIFT Loan Funding 6 LP, Series 2025-1, Class A, 5.37%, due 11/15/42 144A	1,333,827
1,194,430	PK ALIFT Loan Funding 7 LP, Series 2025-2, Class A, 4.75%, due 03/15/43 144A	1,186,238
680,000	Point Securitization Trust, Series 2025-1, Class A2, 7.50%, due 06/25/55 144A	681,594
330,000	Point Securitization Trust, Series 2025-2, Class A2, 7.00%, due 10/25/55(e) 144A	327,166
235,000	Point Securitization Trust, Series 2026-1, Class A2, 6.50%, due 02/25/56(e) 144A	230,464
1,150,000	Post CLO Ltd., Series 2021-1A, Class AR, 4.75% (3 mo. USD Term SOFR + 1.08%), due 10/15/34(b) 144A	1,150,772
1,200,000	PPM CLO 3 Ltd., Series 2019-3A, Class A1R2, 4.80% (3 mo. USD Term SOFR + 1.12%), due 07/17/34(b) 144A	1,200,935
430,000	Pretium Mortgage Credit Partners LLC, Series 2025-NPL10, Class A2, 7.26%, due 10/25/55(e) 144A	416,846
375,000	Pretium Mortgage Credit Partners LLC, Series 2025-NPL11, Class A2, 7.02%, due 10/25/55(e) 144A	376,135
1,616,851	Pretium Mortgage Credit Partners LLC, Series 2025-NPL13, Class A1, 5.34%, due 12/25/55(e) 144A	1,608,823
366,000	Pretium Mortgage Credit Partners LLC, Series 2025-NPL13, Class A2, 6.78%, due 12/25/55(e) 144A	360,536
943,252	Pretium Mortgage Credit Partners LLC, Series 2025-NPL14, Class A1, 5.27%, due 12/25/55(e) 144A	937,055
1,050,000	Pretium Mortgage Credit Partners LLC, Series 2025-NPL14, Class A2, 6.78%, due 12/25/55(e) 144A	1,033,771
1,652,663	Pretium Mortgage Credit Partners LLC, Series 2025-NPL5, Class A1, 6.24%, due 05/25/55(e) 144A	1,655,379
1,335,000	Pretium Mortgage Credit Partners LLC, Series 2025-NPL5, Class A2, 8.72%, due 05/25/55(e) 144A	1,338,370
862,012	Pretium Mortgage Credit Partners LLC, Series 2025-NPL6, Class A1, 5.74%, due 06/25/55(e) 144A	863,398
590,000	Pretium Mortgage Credit Partners LLC, Series 2025-NPL6, Class A2, 8.72%, due 06/25/55(e) 144A	591,489
1,043,894	Pretium Mortgage Credit Partners LLC, Series 2025-NPL7, Class A1, 5.66%, due 07/25/55(e) 144A	1,045,261
725,000	Pretium Mortgage Credit Partners LLC, Series 2025-NPL7, Class A2, 8.35%, due 07/25/55(e) 144A	726,647
475,000	Pretium Mortgage Credit Partners LLC, Series 2025-NPL8, Class A2, 7.99%, due 08/25/55(e) 144A	475,960
892,787	Pretium Mortgage Credit Partners LLC, Series 2025-NPL9, Class A1, 5.39%, due 08/25/55(e) 144A	893,788
755,000	Pretium Mortgage Credit Partners LLC, Series 2025-NPL9, Class A2, 7.51%, due 08/25/55(e) 144A	756,274
944,527	Pretium Mortgage Credit Partners LLC, Series 2026-NPL1, Class A1, 5.18%, due 01/25/56(e) 144A	937,322
355,000	Pretium Mortgage Credit Partners LLC, Series 2026-NPL1, Class A2, 6.54%, due 01/25/56(e) 144A	354,627
464,374	Pretium Mortgage Credit Partners LLC, Series 2026-NPL2, Class A1, 5.07%, due 02/25/56(e) 144A	461,091
1,047,000	Pretium Mortgage Credit Partners LLC, Series 2026-NPL2, Class A2, 6.41%, due 02/25/56(e) 144A	1,043,586
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
505,000	Pretium Mortgage Credit Partners LLC, Series 2026-NPL3, Class A2, 6.22%, due 02/25/56(e) 144A	500,520
385,000	Pretium Mortgage Credit Partners LLC, Series 2026-NPL5, Class A2, 7.05%, due 04/25/56(e) 144A	385,687
1,875,000	Rad CLO 12 Ltd., Series 2021-12A, Class DR, 10.31% (3 mo. USD Term SOFR + 6.65%), due 07/30/40(b) 144A	1,759,864
1,491,324	RCKT Mortgage Trust, Series 2025-CES6, Class A1A, 5.47%, due 06/25/55(e) 144A	1,493,522
174,000	RCO IX Mortgage LLC, Series 2026-2, Class A2, 6.78%, due 05/25/31(e) 144A	173,759
228,773	Reach ABS Trust, Series 2025-2A, Class A, 4.93%, due 08/18/32 144A	229,259
1,600,000	Reach ABS Trust, Series 2025-2A, Class B, 5.12%, due 08/18/32 144A	1,595,615
2,200,000	Reach ABS Trust, Series 2026-1A, Class B, 4.37%, due 02/15/33 144A	2,186,688
1,000,000	Regatta 33 Funding Ltd., Series 2025-2A, Class E, 10.32% (3 mo. USD Term SOFR + 6.65%), due 07/25/38(b) 144A	1,008,601
680,686	Renew Financial, Series 2024-2A, Class M, 6.83%, due 11/20/60 144A	651,667
615,158	Research-Driven Pagaya Motor Asset Trust, Series 2025-4A, Class A2, 5.12%, due 04/25/34 144A	616,253
1,092,913	Residential Asset Securities Corporation Trust, Series 2006-KS2, Class M3, 4.38% (1 mo. USD Term SOFR + 0.73%), due 03/25/36(b)	1,079,443
1,900,000	Rockford Tower CLO Ltd., Series 2022-1A, Class A1R, 4.88% (3 mo. USD Term SOFR + 1.20%), due 07/20/35(b) 144A	1,900,777
2,600,000	Romark Credit Funding Ltd., Series 2025-4A, Class A, 5.42%, due 07/29/43 144A	2,610,078
260,000	RR 23 Ltd., Series 2022-23A, Class DR2, 8.67% (3 mo. USD Term SOFR + 5.00%), due 07/15/37(b) 144A	258,696
1,000,000	RR 28 Ltd., Series 2024-28RA, Class DR2, 9.78% (3 mo. USD Term SOFR + 6.10%), due 04/15/41(b) 144A	1,008,336
550,000	RR 40 Ltd., Series 2025-40A, Class D, 9.42% (3 mo. USD Term SOFR + 5.75%), due 07/15/38(b) 144A	553,617
1,146,611	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.17%, due 06/15/32 144A	1,184,009
250,000	Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class E, 6.27%, due 01/16/34 144A	249,741
675,000	Santander Bank Auto Credit-Linked Notes, Series 2026-A, Class E, 6.81%, due 07/17/34 144A	674,547
2,000,000	Sculptor CLO XXVII Ltd., Series 27A, Class A1RR, 4.83% (3 mo. USD Term SOFR + 1.15%), due 04/20/37(b) 144A	2,002,266
450,000	Sculptor CLO XXX Ltd., Series 30A, Class D1R, 7.28% (3 mo. USD Term SOFR + 3.60%), due 07/20/38(b) 144A	450,874
380,000	Sixth Street CLO 29 Ltd., Series 2025-29A, Class E, 8.68% (3 mo. USD Term SOFR + 5.00%), due 07/17/38(b) 144A	381,016
940,000	Sixth Street CLO 29 Ltd., Series 2025-29A, Class SUB, 0.00%, due 07/17/38(c) 144A	626,288
400,000	Sixth Street CLO 32 Ltd., Series 2026-32A, Class E, 9.66% (3 mo. USD Term SOFR + 6.00%), due 04/21/39(b) 144A	407,844
2,500,000	Sixth Street CLO VIII Ltd., Series 2017-8A, Class A1R2, 4.83% (3 mo. USD Term SOFR + 1.15%), due 10/20/34(b) 144A	2,501,330
1,225,000	Sixth Street CLO XI Ltd., Series 2018-11A, Class DR2, 6.80% (3 mo. USD Term SOFR + 3.15%), due 04/25/37(b) 144A	1,228,963
250,000	Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.18% (3 mo. USD Term SOFR + 5.50%), due 07/17/38(b) 144A	247,814
285,000	Sixth Street CLO XXIV Ltd., Series 2024-24A, Class ER, 10.03% (3 mo. USD Term SOFR + 6.35%), due 04/23/37(b) 144A	286,990
250,000	Sixth Street CLO XXVI Ltd., Series 2024-26X, Class E, 9.33% (3 mo. USD Term SOFR + 5.65%), due 10/18/37(b)(f)	250,676
2,522,725	Slam Ltd., Series 2025-1A, Class A, 5.81%, due 05/15/50 144A	2,540,230
114See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
995,925	Slam Ltd., Series 2026-1A, Class A, 5.55%, due 07/15/51 144A	995,439
50,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 6.94%, due 06/15/32(c)	49,419
50,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 7.92%, due 03/15/33(c)	48,638
230,359	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, due 01/15/53 144A	204,210
1,190,132	SMB Private Education Loan Trust, Series 2023-B, Class B, 5.77%, due 10/16/56 144A	1,195,572
911,846	SMB Private Education Loan Trust, Series 2024-A, Class A1B, 5.04% (30 day USD SOFR Average + 1.45%), due 03/15/56(b) 144A	918,920
1,250,000	SMB Private Education Loan Trust, Series 2024-D, Class D, 7.51%, due 07/15/53 144A	1,253,678
1,916,970	SMB Private Education Loan Trust, Series 2025-B, Class A1A, 5.02%, due 03/17/53 144A	1,900,446
2,868,049	SMB Private Education Loan Trust, Series 2026-B, Class A1A, 5.03%, due 03/15/56 144A	2,850,005
1,805,000	Southwick Park CLO LLC, Series 2019-4A, Class ERR, 9.93% (3 mo. USD Term SOFR + 6.25%), due 07/20/32(b) 144A	1,290,996
233,272	Stonepeak ABS, Series 2021-1A, Class A, 2.68%, due 02/28/33 144A	228,334
800,000	Sunbit Asset Securitization Trust , Series 2025-1, Class A, 5.36%, due 07/15/30 144A	800,615
1,400,000	Symphony CLO 52 Ltd., Series 2025-52A, Class AR, 4.82% (3 mo. USD Term SOFR + 1.15%), due 01/20/36(b) 144A	1,400,241
250,000	Texas Debt Capital CLO Ltd., Series 2023-1A, Class D1R, 6.43% (3 mo. USD Term SOFR + 2.75%), due 07/20/38(b) 144A	250,931
250,000	Texas Debt Capital CLO Ltd., Series 2023-1A, Class ER, 8.63% (3 mo. USD Term SOFR + 4.95%), due 07/20/38(b) 144A	250,441
1,200,000	Thayer Park CLO Ltd., Series 2017-1A, Class A1RR, 4.68% (3 mo. USD Term SOFR + 1.00%), due 04/20/34(b) 144A	1,200,650
1,294,856	Towd Point Mortgage Trust, Series 2025-CES3, Class A1A, 5.28%, due 08/25/65(e) 144A	1,292,524
1,000,000	TPG CLO Ltd., Series 2025-1A, Class E, 9.82% (3 mo. USD Term SOFR + 6.15%), due 07/15/38(b) 144A	1,003,753
1,300,000	Trimaran CAVU Ltd., Series 2021-2A, Class AR, 4.69% (3 mo. USD Term SOFR + 1.02%), due 10/25/34(b) 144A	1,299,873
250,000	Trimaran CAVU Ltd., Series 2025-1A, Class E, 8.92% (3 mo. USD Term SOFR + 5.25%), due 04/25/38(b) 144A	248,185
1,212,249	UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, due 09/25/47 144A	1,206,781
2,100,000	VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, due 03/15/56 144A	2,054,522
125,000	VB-S1 Issuer LLC, Series 2026-1A, Class F, 6.84%, due 03/15/56 144A	125,863
874,298	VCAT LLC, Series 2026-NPL1, Class A1, 5.10%, due 01/25/56(e) 144A	868,325
250,000	Voya CLO Ltd., Series 2025-1A, Class E, 8.28% (3 mo. USD Term SOFR + 4.60%), due 04/20/38(b) 144A	245,516
250,000	Voya CLO Ltd., Series 2025-3A, Class E, 9.08% (3 mo. USD Term SOFR + 5.40%), due 07/20/38(b) 144A	251,128
250,000	Wonder Lake Park CLO Ltd., Series 2025-1A, Class E, 8.57% (3 mo. USD Term SOFR + 4.90%), due 07/24/38(b) 144A	246,685
2,500,000	Zayo Issuer LLC, Series 2025-2A, Class C, 9.49%, due 06/20/55 144A	2,642,013
		199,569,660
	Bank Loans — 17.7%
236,246	1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 5.39% (1 mo. USD Term SOFR + 1.75%), due 09/20/30(b)	236,275
183,982	AAL Delaware Holdco, Inc., 2026 Term Loan B, 6.14% (1 mo. USD Term SOFR + 2.50%), due 07/30/31(b)	184,366
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
903,551		Access CIG LLC, 2025 Term Loan, 7.64% (1 mo. USD Term SOFR + 4.00%), due 08/19/30(b)	809,807
150,000		ACI Rover Parent LLC, 2026 Term Loan B, 5.98% (1 mo. USD Term SOFR + 2.25%), due 06/09/33(b)	150,000
1,230,580		Acrisure LLC, 2024 1st Lien Term Loan B6, 6.64% (1 mo. USD Term SOFR + 3.00%), due 11/06/30(b)	1,118,289
990,000		Acrisure LLC, 2025 Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.25%), due 06/21/32(b)	898,425
550,000		ADI Global Distribution Funding LLC, Term Loan B TBD, due 06/17/33(g)	552,062
397,900		ADMI Corp., 2021 Term Loan B2, 7.13% (1 mo. USD Term SOFR + 3.38%), due 12/23/27(b)	357,696
625,000		Advanced Drainage Systems, Inc., 2026 Term Loan B, 5.25% (1 mo. USD Term SOFR + 1.63%), due 02/28/33(b)	631,094
580,000		AGI-CFI Acquisition Corp., 2026 Term Loan B, 8.14% (1 mo. USD Term SOFR + 4.50%), due 03/25/33(b)	577,462
434,296		Agiliti Health, Inc., 2023 Term Loan, 6.58% (6 mo. USD Term SOFR + 3.00%), due 05/01/30(b)	419,909
1,662,148		AI Aqua Merger Sub, Inc., 2026 Term Loan B, 6.12% (1 mo. USD Term SOFR + 2.50%), due 07/31/28(b)	1,662,952
1,678,895		AI Aqua Merger Sub, Inc., 2026 Term Loan B, 6.16% (3 mo. USD Term SOFR + 2.50%), due 07/31/28(b)	1,679,708
3,270,271		AI Aqua Merger Sub, Inc., 2026 USD Term Loan B TBD, due 06/24/33(g)	3,272,995
900,000		AIT Worldwide Logistics, Inc., 2026 Term Loan B, 7.91% (3 mo. USD Term SOFR + 4.25%), due 04/29/33(b)	901,575
1,082,288		AL GCX Holdings LLC, 2025 Term Loan B, 5.86% (1 mo. USD Term SOFR + 2.25%), due 12/17/32(b)	1,084,824
1,000,000	EUR	Albea Beauty Holdings SA, 2023 EUR Term Loan B, 7.50% (6 mo. EURIBOR + 5.00%), due 12/31/27(b)	1,060,411
1,000,000	EUR	Albion Financing 3 SARL, 2025 EUR Term Loan, 5.20% (3 mo. EURIBOR + 3.00%), due 05/21/31(b)	1,154,197
282,866		Alera Group, Inc., 2026 Term Loan B, 6.39% (1 mo. USD Term SOFR + 2.75%), due 05/30/32(b)	269,395
1,473,321		AlixPartners LLP, 2025 USD Term Loan, 5.64% (1 mo. USD Term SOFR + 2.00%), due 08/12/32(b)	1,465,823
1,346,625		Alkermes, Inc., 2026 Term Loan B, 6.48% (3 mo. USD Term SOFR + 2.75%), due 08/12/31(b)	1,352,095
1,489,742		Alliant Holdings Intermediate LLC, 2025 Term Loan B, 6.14% (1 mo. USD Term SOFR + 2.50%), due 09/19/31(b)	1,471,213
1,846,547		Allied Universal Holdco LLC, 2025 USD Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.25%), due 08/20/32(b)	1,848,944
299,250		Allison Transmission, Inc., 2025 Incremental Term Loan B, 5.38% (1 mo. USD Term SOFR + 1.75%), due 01/02/33(b)	299,491
248,734		Alpha Generation LLC, Term Loan B, 5.39% (1 mo. USD Term SOFR + 1.75%), due 09/30/31(b)	246,925
1,630,000		Altar Bidco, Inc., 2021 2nd Lien Term Loan, 9.11% (12 mo. USD Term SOFR + 5.60%), due 02/01/30(b)	1,544,425
989,545		Altice France SA, 2025 USD Term Loan B14, 10.55% (3 mo. USD Term SOFR + 6.88%), due 05/31/31(b)	1,012,428
340,930		Amentum Holdings, Inc., 2026 Term Loan B, 5.39% (1 mo. USD Term SOFR + 1.75%), due 09/29/31(b)	341,072
545,000		American Airlines, Inc., 2026 1st Lien Term Loan B, 6.67% (3 mo. PRIME + 3.00%), due 05/29/33(b)	538,917
570,000		American Airlines, Inc., 2026 1st Lien Term Loan B, 6.67% (3 mo. PRIME + 3.00%), due 05/29/33(b)	563,638
116See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,194,428		American Auto Auction Group LLC, 2025 Term Loan, 8.23% (3 mo. USD Term SOFR + 4.50%), due 05/28/32(b)	1,195,495
233,219		American Axle & Manufacturing, Inc., 2025 Incremental Term Loan C, 6.87% (1 mo. USD Term SOFR + 3.25%), due 02/03/33(b)	233,607
359,281		American Axle & Manufacturing, Inc., 2025 Incremental Term Loan C, 6.92% (3 mo. USD Term SOFR + 3.25%), due 02/03/33(b)	359,880
197,475		American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, 5.39% (1 mo. USD Term SOFR + 1.75%), due 01/31/31(b)	197,811
1,557,242		Amneal Pharmaceuticals LLC, 2026 Term Loan, 6.64% (1 mo. USD Term SOFR + 3.00%), due 08/01/32(b)	1,566,002
153,838		Amneal Pharmaceuticals LLC, 2026 Term Loan, 6.64% (1 mo. USD Term SOFR + 3.00%), due 08/01/32(b)	154,704
575,478		AP Core Holdings II LLC, 2026 Term Loan B, 10.14% (3 mo. USD Term SOFR + 6.50%), due 05/15/31(b)	573,500
1,234,297		Apro LLC, 2024 Term Loan B, 7.37% (1 mo. USD Term SOFR + 3.75%), due 07/09/31(b)	1,237,639
1,000,000		Aramark Services, Inc., 2025 Repriced Term Loan, 5.39% (1 mo. USD Term SOFR + 1.75%), due 04/06/28(b)	1,002,292
1,505,091		Arches Buyer, Inc., 2021 Term Loan B, 6.99% (1 mo. USD Term SOFR + 3.25%), due 12/06/27(b)	1,502,081
1,345,120		Arctic Canadian Diamond Co. Ltd., 2nd Lien PIK Term Loan, 4.29% (4.31% Fixed or PIK), due 12/17/33(b)(h)(i)(j)	332,875
1,000,000	EUR	Armorica Lux SARL, EUR Term Loan, 7.08% (3 mo. EURIBOR + 4.93%), due 07/28/28(b)	1,145,209
116,659		Artera Services LLC, 2024 Term Loan, 8.14% (1 mo. USD Term SOFR + 4.50%), due 02/15/31(b)	103,535
3,020,000		Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, 11.52% (3 mo. USD Term SOFR + 7.75%), due 11/24/28(b)	2,733,100
105,000		Ascensus Group Holdings, Inc., 2024 Term Loan B TBD, due 11/25/32(g)	102,539
207,667		Aspire Bakeries Holdings LLC, 2025 Repriced Term Loan, 6.64% (1 mo. USD Term SOFR + 3.00%), due 12/23/30(b)	208,403
88,624		Asplundh Tree Expert LLC, 2024 Incremental Term Loan B TBD, due 05/23/31(g)	88,673
377,314		Asplundh Tree Expert LLC, 2026 5th Amendment Term Loan TBD, due 05/30/33(g)	377,314
430,650		Asurion LLC, 2025 Term Loan B13, 7.91% (3 mo. USD Term SOFR + 4.25%), due 09/19/30(b)	427,779
1,980,998		Asurion LLC, 2026 Term Loan B14, 7.41% (3 mo. USD Term SOFR + 3.75%), due 02/23/33(b)	1,878,234
498,750		Asurion LLC, 2026 Term Loan B14, 7.41% (3 mo. USD Term SOFR + 3.75%), due 02/23/33(b)	472,877
456,846		Athenahealth Group, Inc., 2022 Term Loan B, 6.39% (1 mo. USD Term SOFR + 2.75%), due 02/15/29(b)	456,370
695,244		Athenahealth Group, Inc., 2026 Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.25%), due 02/16/32(b)	688,726
1,159,747		Auction.com LLC, Term Loan, 9.63% (6 mo. USD Term SOFR + 6.00%), due 05/26/28(b)	1,090,162
805,934		Autokiniton U.S. Holdings, Inc., 2024 Term Loan B, 7.76% (1 mo. USD Term SOFR + 3.38%), due 04/06/28(b)	804,580
191,509		Autokiniton U.S. Holdings, Inc., 2024 Term Loan B TBD, due 04/06/28(g)	191,187
454,359		Avaya, Inc., 2023 Exit Term Loan, 11.14% (1 mo. USD Term SOFR + 7.50%), due 08/01/28(b)	407,219
950,136		Barnes Group, Inc., 2025 Term Loan B, 6.14% (1 mo. USD Term SOFR + 2.50%), due 01/27/32(b)	952,215
150,000		BASF Coatings, USD Term Loan B TBD, due 05/06/33(g)	150,619
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
721,345	Bausch & Lomb Corp., 2025 Repriced Term Loan, 7.39% (1 mo. USD Term SOFR + 3.75%), due 01/15/31(b)	724,162
1,086,216	BCPE Empire Holdings, Inc., 2025 Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.25%), due 12/11/30(b)	1,073,543
170,153	BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, 7.14% (1 mo. USD Term SOFR + 3.50%), due 12/29/32(b)	168,381
243,057	BCPE HIPH Parent, Inc., 2026 Delayed Draw Term Loan TBD, due 06/26/33(g)	243,665
2,300,943	BCPE HIPH Parent, Inc., 2026 Term Loan TBD, due 06/26/33(g)	2,306,695
149,251	BCPE Pequod Buyer, Inc., USD Term Loan B, 6.39% (1 mo. USD Term SOFR + 2.75%), due 11/25/31(b)	145,333
1,800,961	Beach Acquisition Bidco LLC, USD Term Loan B, 6.39% (1 mo. USD Term SOFR + 2.75%), due 09/12/32(b)	1,813,907
650,000	Belden, Inc., Term Loan TBD, due 06/10/33(g)	651,625
100,000	Bella Holding Co. LLC, 2026 Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.25%), due 06/16/33(b)	99,292
518,955	Belron Finance LLC, 2026 Repriced Term Loan B, 5.66% (3 mo. USD Term SOFR + 2.00%), due 10/16/31(b)	519,171
135	Bending Spoons U.S., Inc., 2026 USD Term Loan B, 9.49% (1 mo. USD Term SOFR + 5.88%), due 03/07/31(b)	133
1,189,010	Berlin Packaging LLC, 2025 Term Loan B7, 6.98% (3 mo. USD Term SOFR + 3.25%), due 06/07/31(b)	1,184,483
1,663,768	Bingo Holdings I LLC, Term Loan B, 8.48% (3 mo. USD Term SOFR + 4.75%), due 06/30/32(b)	1,664,510
692,759	Blackhawk Network Holdings, Inc., 2026 Term Loan B, 7.14% (1 mo. USD Term SOFR + 3.50%), due 03/12/29(b)	690,705
100,000	Boluda Towage SL, 2026 USD Term Loan B TBD, due 06/24/33(g)	100,313
145,000	Brightview Landscapes LLC, 2026 Term Loan B, 5.64% (1 mo. USD Term SOFR + 2.00%), due 06/17/33(b)	144,698
1,607,722	Broadstreet Partners, Inc., 2024 Term Loan B4, 6.14% (1 mo. USD Term SOFR + 2.50%), due 06/13/31(b)	1,554,740
100,524	Brown Group Holding LLC, 2022 Incremental Term Loan B2, 6.14% (1 mo. USD Term SOFR + 2.50%), due 07/01/31(b)	100,901
215,690	Brown Group Holding LLC, 2022 Incremental Term Loan B2, 6.16% (3 mo. USD Term SOFR + 2.50%), due 07/01/31(b)	216,499
139,178	Brown Group Holding LLC, 2022 Incremental Term Loan B2, 6.17% (3 mo. USD Term SOFR + 2.50%), due 07/01/31(g)	139,700
834,783	Bulldog Purchaser, Inc., 2026 Term Loan, 6.91% (3 mo. USD Term SOFR + 3.25%), due 02/04/33(b)	836,765
374,063	CACI International, Inc., 2026 Incremental Term Loan B2, 5.39% (1 mo. USD Term SOFR + 1.75%), due 03/09/33(b)	373,673
640,091	Caesars Entertainment, Inc., Term Loan B, 5.89% (1 mo. USD Term SOFR + 2.25%), due 02/06/30(b)	621,129
1,778,000	Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.25%), due 01/31/31(b)	1,644,650
1,614,059	Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 7.41% (3 mo. USD Term SOFR + 3.75%), due 12/29/28(b)	648,852
942,205	Cengage Learning, Inc., 2026 Term Loan B, 6.64% (3 mo. USD Term SOFR + 3.00%), due 03/24/31(b)	933,372
550,276	Cengage Learning, Inc., 2026 Term Loan B, 6.64% (3 mo. USD Term SOFR + 3.00%), due 03/24/31(b)	545,118
1,134,057	Central Parent, Inc., 2024 Term Loan B, 6.98% (3 mo. USD Term SOFR + 3.25%), due 07/06/29(b)	588,495
532,325	CFC Bidco Ltd., Term Loan B, 7.18% (3 mo. USD Term SOFR + 3.50%), due 07/01/32(b)	502,382
118See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,321,650		Chamberlain Group, Inc., 2025 Term Loan B, 6.64% (1 mo. USD Term SOFR + 3.00%), due 09/08/32(b)	1,323,963
144,377		Champ Acquisition Corp., 2024 Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.25%), due 11/25/31(b)	145,250
740,602		Charlotte Buyer, Inc., 2025 Repriced Term Loan B, 7.87% (3 mo. USD Term SOFR + 6.88%), due 02/11/28(b)	741,064
1,088,972		Charlotte Buyer, Inc., 2025 Repriced Term Loan B TBD, due 02/11/28(g)	1,089,653
240,000		Charlotte Buyer, Inc., 2026 Term Loan B TBD, due 06/11/31(g)	240,150
497,449		Charter Communications Operating LLC, 2023 Term Loan B4, 5.69% (3 mo. USD Term SOFR + 2.00%), due 12/07/30(b)	492,647
1,676,380		Chemours Co., 2025 USD Term Loan B, 7.14% (1 mo. USD Term SOFR + 3.50%), due 10/15/32(b)	1,675,681
800,000	EUR	Chrysaor Bidco SARL, 2025 EUR Term Loan B, 5.40% (3 mo. EURIBOR + 3.25%), due 10/30/31(b)	922,706
422,336		Cinemark USA, Inc., 2026 Term Loan B, 5.64% (1 mo. USD Term SOFR + 2.00%), due 05/24/30(b)	423,430
168,707		Cinemark USA, Inc., 2026 Term Loan B, 5.64% (3 mo. USD Term SOFR + 2.00%), due 05/24/30(b)	169,144
378,955		Cloud Software Group, Inc., 2025 Term Loan B (2031), 6.98% (3 mo. USD Term SOFR + 3.25%), due 03/21/31(b)	334,191
1,538,375		Cloud Software Group, Inc., 2025 Term Loan B (2032), 6.98% (3 mo. USD Term SOFR + 3.25%), due 08/13/32(b)	1,336,079
444,300		Clover Holdings 2 LLC, Fixed Term Loan B, 7.75% (7.75% Fixed or PIK), due 12/09/31(b)	422,640
376,200		Clover Holdings 2 LLC, Term Loan B, 7.38% (1 mo. USD Term SOFR + 3.75%), due 12/09/31(b)	361,152
2,350,000		Clydesdale Acquisition Holdings, Inc., Term Loan B, 6.82% (1 mo. USD Term SOFR + 3.18%), due 04/13/29(b)	2,311,667
992,462		CNT Holdings I Corp., 2025 Term Loan, 6.16% (3 mo. USD Term SOFR + 2.50%), due 11/08/32(b)	994,426
163,077		Coherent Corp., 2025 Term Loan B2, 5.39% (1 mo. USD Term SOFR + 1.75%), due 07/02/29(b)	163,315
1,000,750		Colossus Acquireco LLC, 2026 Term Loan B, 5.37% (3 mo. USD Term SOFR + 1.75%), due 01/31/33(b)	995,246
1,656,682		Columbus McKinnon Corp., 2026 Term Loan B, 7.23% (3 mo. USD Term SOFR + 3.50%), due 02/03/33(b)	1,655,128
700,000		CompoSecure Holdings LLC, Term Loan, 5.92% (3 mo. USD Term SOFR + 2.25%), due 01/14/33(b)	696,937
1,000,000	EUR	Concorde Midco Ltd., 2025 EUR Term Loan B, 5.58% (3 mo. EURIBOR + 3.50%), due 03/01/30(b)	1,058,267
762,095		ConnectWise LLC, 2021 Term Loan B, 7.49% (3 mo. USD Term SOFR + 3.50%), due 09/29/28(b)	703,985
1,500,000		Coral-U.S. Co-Borrower LLC, 2021 Term Loan B6, 6.74% (1 mo. USD Term SOFR + 3.00%), due 10/15/29(b)	1,461,093
200,000		Coral-U.S. Co-Borrower LLC, 2025 Term Loan B7, 6.92% (3 mo. USD Term SOFR + 3.25%), due 01/31/32(b)	194,417
155,000		Core & Main LP, 2026 Term Loan B TBD, due 06/24/33(g)	155,145
1,090,377		CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 8.12% (1 mo. USD Term SOFR + 3.00%), due 11/17/31(b)	1,113,820
640,000		CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan TBD, due 11/17/31(g)	653,760
1,086,181		Cotiviti Corp., 2024 Term Loan, 6.37% (1 mo. USD Term SOFR + 2.75%), due 05/01/31(b)	995,213
3,889,744		Covetrus, Inc., Term Loan, 8.73% (3 mo. USD Term SOFR + 5.00%), due 10/13/29(b)	3,777,914
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
1,508,600	CP Atlas Buyer, Inc., 2025 Term Loan, 8.89% (1 mo. USD Term SOFR + 5.25%), due 07/08/30(b)	1,327,568
980,000	CP Iris Holdco I, Inc., 2025 2nd Lien Term Loan, 10.64% (1 mo. USD Term SOFR + 7.00%), due 10/27/33(b)	945,700
277,179	CPI Holdco B LLC, 2025 Add-on Term Loan B, 5.64% (1 mo. USD Term SOFR + 2.00%), due 05/19/31(b)	276,428
1,086,188	CPPIB OVM Member U.S. LLC, Term Loan B, 5.98% (3 mo. USD Term SOFR + 2.25%), due 08/20/31(b)	1,087,885
1,734,519	Creation Technologies, Inc., 2021 Term Loan, 9.44% (3 mo. USD Term SOFR + 5.50%), due 10/05/28(b)	1,728,015
2,068,829	Crisis Prevention Institute, Inc., 2024 Term Loan B, 7.73% (3 mo. USD Term SOFR + 4.00%), due 04/09/31(b)	2,037,796
1,097,250	Cyberswift U.S. Finco LLC, Term Loan B, 7.43% (3 mo. USD Term SOFR + 4.00%), due 10/08/32(b)	1,095,878
1,577,047	Cyberswift U.S. Finco LLC, Term Loan B, 7.43% (3 mo. USD Term SOFR + 4.75%), due 10/08/32(b)	1,575,076
200,000	Cyberswift U.S. Finco LLC, Term Loan B TBD, due 10/08/32(g)	199,750
364,035	Databricks, Inc., 2025 1st Amendment Term Loan, 8.11% (1 mo. USD Term SOFR + 4.25%), due 01/05/32(b)	365,855
275,000	Dave & Buster's, Inc., 2024 1st Lien Term Loan B, 6.92% (3 mo. USD Term SOFR + 3.25%), due 11/01/31(b)	224,340
1,475,000	Dave & Buster's, Inc., 2024 Term Loan B, 6.92% (3 mo. USD Term SOFR + 3.25%), due 06/29/29(b)	1,303,531
834,000	Dayforce, Inc., 2026 Term Loan, 6.66% (3 mo. USD Term SOFR + 3.00%), due 02/04/33(b)	762,850
610,000	Delta 2 Lux SARL, 2024 Term Loan B1, 5.48% (3 mo. USD Term SOFR + 1.75%), due 09/30/31(b)	610,381
970,000	DG Investment Intermediate Holdings 2, Inc., 2025 2nd Lien Term Loan, 9.14% (1 mo. USD Term SOFR + 5.50%), due 07/29/33(b)	978,487
710,752	Digital Room Holdings, Inc., 2021 Term Loan, 9.06% (1 mo. USD Term SOFR + 5.25%), due 12/21/28(b)	660,555
1,532,797	DirecTV Financing LLC, 2025 Term Loan B, 9.16% (3 mo. USD Term SOFR + 5.50%), due 02/17/31(b)	1,539,120
3,628,187	Discovery Global Holdings, Inc., 2026 USD Term Loan B, 6.14% (1 mo. USD Term SOFR + 2.50%), due 06/03/33(b)	3,633,698
1,429,755	Dragon Buyer, Inc., Term Loan B, 6.48% (3 mo. USD Term SOFR + 2.75%), due 09/30/31(b)	1,207,249
1,816,283	Drake Software LLC, 2024 Term Loan B, 7.98% (3 mo. USD Term SOFR + 4.25%), due 06/26/31(b)	1,739,091
60,000	Dynamo Newco II GmbH, 2025 USD Term Loan B TBD, due 09/30/31(g)	57,413
527,155	Eagle Parent Corp., 2022 Term Loan B, 7.98% (3 mo. USD Term SOFR + 4.25%), due 04/02/29(b)	530,779
1,270,093	East West Manufacturing LLC, 2026 Term Loan B TBD, due 06/10/32(g)	1,247,866
785,000	Electronic Arts, Inc., USD Term Loan B TBD, due 03/24/33(g)	788,107
945,016	Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, 6.14% (1 mo. USD Term SOFR + 2.50%), due 10/09/29(b)	913,122
189,951	Embecta Corp., Term Loan B, 6.73% (3 mo. USD Term SOFR + 3.00%), due 03/30/29(b)	151,189
86,291	Emerald Expositions Holding, Inc., 2026 Delayed Draw Term Loan (100MM) TBD, due 06/17/33(g)	86,237
172,582	Emerald Expositions Holding, Inc., 2026 Delayed Draw Term Loan (200MM) TBD, due 06/17/33(g)	172,474
660,127	Emerald Expositions Holding, Inc., 2026 Term Loan TBD, due 06/17/33(g)	659,714
120See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
645,074		Emerald X, Inc., 2025 Term Loan B1, 6.89% (1 mo. USD Term SOFR + 3.25%), due 01/30/32(b)	644,873
345,629		EMRLD Borrower LP, 2024 Term Loan B, 5.89% (1 mo. USD Term SOFR + 2.25%), due 08/04/31(b)	345,802
1,827,879		Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 7.39% (1 mo. USD Term SOFR + 3.75%), due 04/23/31(b)	1,832,122
1,368,453		EnergySolutions LLC, 2023 Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.25%), due 09/20/30(b)	1,374,156
3,310,000		Engineered Machinery Holdings, Inc., 2021 USD 2nd Lien Term Loan, 9.99% (3 mo. USD Term SOFR + 6.00%), due 05/21/29(b)	3,326,550
1,882,256		Ensono LP, 2021 Term Loan, 7.76% (1 mo. USD Term SOFR + 4.00%), due 05/26/28(b)	1,850,660
632,862		Enviva Partners LP, 2024 Backstop Term Loan, 10.52% (3 mo. USD Term SOFR + 6.88%), due 12/06/29(b)	641,168
690,979		EP Purchaser LLC, 2021 Term Loan B, 7.28% (3 mo. USD Term SOFR + 3.50%), due 11/06/28(b)	439,924
810,484		Epicor Software Corp., 2024 Term Loan F, 6.39% (3 mo. USD Term SOFR + 4.75%), due 05/30/31(b)	774,406
71,795		Epicor Software Corp., 2024 Term Loan F TBD, due 05/30/31(g)	68,599
2,174,227		Evergreen Acqco 1 LP, 2025 Term Loan B, 6.17% (3 mo. USD Term SOFR + 2.50%), due 09/17/32(b)	2,177,851
499,954		Evertec Group LLC, 2023 Term Loan B, 5.89% (1 mo. USD Term SOFR + 2.25%), due 10/30/30(b)	499,330
67,987		EW Scripps Co., 2025 Term Loan B2, 9.50% (1 mo. USD Term SOFR + 5.75%), due 06/30/28(b)	68,115
93,241		EW Scripps Co., 2025 Term Loan B3, 7.10% (1 mo. USD Term SOFR + 3.35%), due 11/30/29(b)	89,123
2,352,351		EyeCare Partners LLC, 2024 Second Out Term Loan B, 3.61% (6 mo. USD Term SOFR + 1.00%, 3.61% PIK), due 11/30/28(b)	1,150,300
1,000,000	EUR	Financiere Verdi I SAS, 2026 EUR Term Loan B, 6.54% (3 mo. EURIBOR + 4.25%), due 12/31/30(b)	1,156,522
796,005		Finastra USA, Inc., 2025 USD Term Loan, 7.75% (3 mo. USD Term SOFR + 4.00%), due 09/15/32(b)	735,310
2,262,910		First Student Bidco, Inc., 2026 Term Loan B, 5.98% (3 mo. USD Term SOFR + 2.25%), due 08/15/30(b)	2,266,210
1,183,000		Fiserv Investment Solution, Inc., 2026 Term Loan B, 7.67% (3 mo. USD Term SOFR + 4.00%), due 01/27/33(b)	1,188,360
851,634		Fluid-Flow Products, Inc., 2026 Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.25%), due 03/04/33(b)	855,803
430,650		Flutter Financing BV, 2025 Term Loan B, 5.73% (3 mo. USD Term SOFR + 2.00%), due 06/04/32(b)	429,304
447,744		Focus Financial Partners LLC, 2025 Incremental Term Loan B, 6.14% (1 mo. USD Term SOFR + 2.50%), due 09/15/31(b)	437,321
1,782,530		Formulations Parent Corp., 2025 Term Loan B, 7.67% (3 mo. USD Term SOFR + 4.00%), due 04/09/32(b)	1,793,671
841,755		Fortress Intermediate 3, Inc., 2025 Term Loan B, 6.62% (1 mo. USD Term SOFR + 3.00%), due 06/27/31(b)	839,124
995,000		Freeport LNG Investments LLLP, 2026 Term Loan B, 6.93% (3 mo. USD Term SOFR + 3.25%), due 02/11/33(b)	998,109
1,427,825		Froneri Lux Finco SARL, 2025 USD Term Loan B6, 6.13% (6 mo. USD Term SOFR + 2.50%), due 09/30/32(b)	1,419,312
835,570		Fugue Finance BV, 2026 USD Term Loan B, 5.92% (3 mo. USD Term SOFR + 2.25%), due 01/09/32(b)	834,612
1,690,000		Gaia Purchaser, Inc., Term Loan B TBD, due 06/25/33(g)	1,691,056
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,728,449		Gainwell Acquisition Corp., Term Loan B, 7.83% (3 mo. USD Term SOFR + 4.00%), due 10/01/27(b)	1,705,979
902,257		Gainwell Acquisition Corp., Term Loan B, 7.83% (3 mo. USD Term SOFR + 4.00%), due 10/01/27(b)	890,528
1,000,000	EUR	Galileo Global Education Operations, 2025 EUR Term Loan B4A, 5.23% (3 mo. EURIBOR + 3.00%), due 07/31/31(b)	1,134,868
552,432		GC Ferry Acquisition I, Inc., Term Loan, 7.23% (3 mo. USD Term SOFR + 3.50%), due 08/16/32(b)	552,553
1,289,791		Gen Digital, Inc., 2024 Term Loan B, 5.39% (1 mo. USD Term SOFR + 1.75%), due 09/12/29(b)	1,277,565
821,876		Genesee & Wyoming, Inc., 2024 Term Loan TBD, due 04/10/31(g)	819,410
755,250		Genmab AS, 2026 Term Loan B, 5.73% (3 mo. USD Term SOFR + 2.00%), due 12/13/32(b)	755,355
775,000		Genuine Financial Holdings LLC, 2025 Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.25%), due 09/27/30(b)	752,234
950,000		Genuine Financial Holdings LLC, 2025 Term Loan B TBD, due 09/27/30(g)	922,094
1,091,750		GFL Environmental, Inc., 2025 Term Loan B, 6.16% (3 mo. USD Term SOFR + 2.50%), due 03/03/32(b)	1,091,409
1,282,739		Global Medical Response, Inc., 2025 Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.25%), due 10/01/32(b)	1,287,629
1,741,250		Gloves Buyer, Inc., 2025 Term Loan, 7.64% (1 mo. USD Term SOFR + 4.00%), due 05/21/32(b)	1,746,146
1,231,836		GoodRx, Inc., 2024 USD Term Loan B, 7.39% (1 mo. USD Term SOFR + 3.75%), due 07/10/29(b)	1,179,483
345,614		Great Outdoors Group LLC, 2025 Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.25%), due 01/23/32(b)	346,946
698,250		Green Infrastructure Partners, Inc., USD Term Loan B, 6.48% (3 mo. USD Term SOFR + 2.75%), due 09/24/32(b)	699,341
1,057,350		Gryphon Acquire Newco LLC, Term Loan B, 6.41% (3 mo. USD Term SOFR + 2.75%), due 09/13/32(b)	1,059,911
248,246		Herschend Entertainment Co. LLC, 2026 Term Loan B, 6.14% (1 mo. USD Term SOFR + 2.50%), due 05/27/32(b)	248,983
347,260		Highspring Holdings LLC, 2022 Term Loan, 8.88% (3 mo. USD Term SOFR + 5.00%), due 01/22/29(b)	286,489
594,000		HighTower Holdings LLC, 2025 1st Lien Term Loan B, 6.41% (3 mo. USD Term SOFR + 2.75%), due 02/03/32(b)	590,287
562,161		Hobbs & Associates LLC, Term Loan B, 6.39% (1 mo. USD Term SOFR + 2.75%), due 07/23/31(b)	562,111
1,699,397		Hologic, Inc., 2026 USD Term Loan B, 5.99% (3 mo. USD Term SOFR + 2.25%), due 04/07/33(b)	1,663,922
399,000		Howden Group Holdings Ltd., 2025 USD Term Loan B TBD, due 02/15/31(g)	375,010
1,092,066		HUB International Ltd., 2025 Term Loan B, 5.92% (3 mo. USD Term SOFR + 2.25%), due 06/20/30(b)	1,092,164
1,895,238		Hudson River Trading LLC, 2026 Repriced Term Loan B, 6.14% (1 mo. USD Term SOFR + 2.50%), due 03/18/30(b)	1,884,725
560,566		Imagine Learning LLC, Term Loan, 7.14% (3M PRIME + 2.75%), due 12/21/29(b)	526,465
673,278		Imagine Learning LLC, Term Loan TBD, due 12/21/29(g)	632,321
1,474,110		IMC Financing LLC, Term Loan B, 6.65% (1 mo. USD Term SOFR + 3.00%), due 06/18/32(b)	1,478,717
700,000		Ineos Finance PLC, 2026 USD Term Loan TBD, due 06/18/32(g)	659,169
460,000		INEOS U.S. Finance LLC, 2024 USD 1st Lien Term Loan B TBD, due 02/07/31(g)	409,688
1,807,054		Infinite Bidco LLC, 1st Lien Term Loan, 7.68% (3 mo. USD Term SOFR + 3.75%), due 03/02/28(b)	1,798,019
122See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
1,028,808	Infinite Bidco LLC, 2023 Incremental Term Loan, 9.89% (3 mo. USD Term SOFR + 6.25%), due 03/02/28(b)	1,033,952
470,329	Innio Group Holding GmbH, 2026 USD Term Loan B, 5.15% (3 mo. USD Term SOFR + 1.50%), due 11/02/31(b)	469,447
1,363,145	International Entertainment JJCo 3 Ltd., USD 1st Lien Term Loan B, 6.66% (3 mo. USD Term SOFR + 3.00%), due 04/29/32(b)	1,368,257
1,197,000	ION Platform Finance U.S., Inc., USD Term Loan, 7.48% (3 mo. USD Term SOFR + 3.75%), due 10/07/32(b)	868,948
1,288,515	IRB Holding Corp., 2025 Term Loan B, 6.14% (1 mo. USD Term SOFR + 2.50%), due 12/16/30(b)	1,290,215
171,518	Ivanti Software, Inc., 2025 Newco Term Loan, 9.41% (3 mo. USD Term SOFR + 5.75%), due 06/01/29(b)	166,873
2,086,176	J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 7.14% (1 mo. USD Term SOFR + 3.50%), due 04/26/30(b)	2,080,775
1,355,927	Jane Street Group LLC, 2024 Term Loan B1, 5.67% (3 mo. USD Term SOFR + 2.00%), due 12/15/31(b)	1,345,192
1,232,475	Jefferies Finance LLC, 2024 Term Loan, 6.39% (1 mo. USD Term SOFR + 2.75%), due 10/21/31(b)	1,233,053
1,736,226	Jump Financial LLC, 2025 1st Lien Term Loan B, 7.23% (3 mo. USD Term SOFR + 3.50%), due 02/26/32(b)	1,738,397
500,000	Jupiter Borrower, Inc., Term Loan B TBD, due 03/25/33(g)	500,625
840,616	Kaseya, Inc., 2025 1st Lien Term Loan B, 6.91% (3 mo. USD Term SOFR + 3.25%), due 03/22/32(b)	654,980
2,150,000	Kaseya, Inc., 2025 2nd Lien Term Loan B, 8.66% (3 mo. USD Term SOFR + 5.00%), due 03/21/33(b)	1,318,666
1,000,000	Kohler Energy Co. LLC, 2026 USD Term Loan B TBD, due 05/01/31(g)	1,002,812
498,208	LABL, Inc., 2026 USD PIK Takeback Term Loan, 6.02% (3 mo. USD Term SOFR + 2.38%), due 05/11/33(b)	427,991
1,666,626	Laseraway Intermediate Holdings II LLC, Term Loan, 9.69% (3 mo. USD Term SOFR + 5.75%), due 10/14/27(b)	1,661,418
1,139,516	LBM Acquisition LLC, 2024 Incremental Term Loan B, 7.50% (1 mo. USD Term SOFR + 3.75%), due 06/06/31(b)	956,787
1,184,925	LC AHAB U.S. Bidco LLC, Term Loan B, 6.14% (1 mo. USD Term SOFR + 2.50%), due 05/01/31(b)	1,185,665
166,654	Learning Care Group No. 2, Inc., 2024 Term Loan B, 7.64% (3 mo. USD Term SOFR + 4.00%), due 08/11/28(b)	131,448
499,962	Learning Care Group No. 2, Inc., 2024 Term Loan B, 7.67% (3 mo. USD Term SOFR + 4.00%), due 08/11/28(b)	394,345
277,756	Learning Care Group No. 2, Inc., 2024 Term Loan B, 7.68% (3 mo. USD Term SOFR + 4.00%), due 08/11/28(b)	219,080
28,166	Learning Care Group No. 2, Inc., 2024 Term Loan B, 7.73% (3 mo. USD Term SOFR + 4.00%), due 08/11/28(b)	22,216
925,010	LendingTree, Inc., 2025 Term Loan, 7.89% (1 mo. USD Term SOFR + 4.25%), due 08/21/30(b)	910,364
1,067,718	Lereta LLC, Term Loan B, 9.01% (1 mo. USD Term SOFR + 5.25%), due 07/30/28(b)	1,007,926
1,728,070	LifePoint Health, Inc., 2024 Incremental Term Loan B1, 7.18% (3 mo. USD Term SOFR + 3.50%), due 05/19/31(b)	1,700,950
1,503,232	Liquid Tech Solutions LLC, 2025 Term Loan, 7.23% (1 mo. USD Term SOFR + 3.50%), due 10/12/32(b)	1,499,474
1,803,303	LSCS Holdings, Inc., 2025 Term Loan, 8.23% (3 mo. USD Term SOFR + 4.50%), due 03/04/32(b)	1,773,437
656,586	LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, 6.62% (1 mo. USD Term SOFR + 3.00%), due 12/02/31(b)	659,116
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
629,695	M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B, 6.14% (1 mo. USD Term SOFR + 2.50%), due 04/01/32(b)	632,450
1,000,000	Magnate Worldwide LLC, 2021 Term Loan, 9.38% (3 mo. USD Term SOFR + 5.50%), due 12/29/28(b)	987,500
1,485,030	MajorDrive Holdings IV LLC, Term Loan B, 7.99% (3 mo. USD Term SOFR + 4.00%), due 06/01/28(b)	1,429,110
3,210,517	McAfee LLC, 2024 USD 1st Lien Term Loan B, 6.64% (1 mo. USD Term SOFR + 3.00%), due 03/01/29(b)	2,859,367
700,000	McKesson Medical-Surgical Top Holdings, Inc., Term Loan B, 5.98% (3 mo. USD Term SOFR + 2.25%), due 06/09/32(b)	701,422
1,045,982	MDVIP, Inc., 2026 Term Loan B, 6.40% (1 mo. USD Term SOFR + 2.75%), due 10/14/31(b)	1,048,194
661,646	Medline Borrower LP, 2026 Term Loan B, 5.14% (1 mo. USD Term SOFR + 1.50%), due 05/30/33(b)	658,234
2,780,000	MH Sub I LLC, 2021 2nd Lien Term Loan, 9.89% (1 mo. USD Term SOFR + 6.25%), due 02/23/29(b)	2,599,995
1,367,269	MH Sub I LLC, 2024 Term Loan B4, 7.89% (1 mo. USD Term SOFR + 4.25%), due 12/31/31(b)	1,186,106
1,554,492	Midwest Physician Administrative Services LLC, 2021 Term Loan, 6.76% (1 mo. USD Term SOFR + 3.00%), due 03/12/28(b)	1,548,469
1,784,656	Modena Buyer LLC, Term Loan, 7.91% (3 mo. USD Term SOFR + 4.25%), due 07/01/31(b)	1,653,409
33,335	MRI Software LLC, 2020 Revolver, 0.50% (3 mo. USD Term SOFR + 4.75%), due 02/10/28(b)	31,835
647,459	MRI Software LLC, 2020 Term Loan B, 8.48% (3 mo. USD Term SOFR + 4.75%), due 02/10/28(b)	647,459
394,189	MRI Software LLC, 2025 Delayed Draw Term Loan 7, 0.50% (3 mo. USD Term SOFR + 4.75%), due 02/10/28(b)	386,798
893,206	National Mentor Holdings, Inc., 2025 1st Lien Term Loan B, 9.64% (1 mo. USD Term SOFR + 6.00%), due 12/12/30(b)	901,580
350,000	NEP Group, Inc., 2025 Term Loan B, 8.14% (1 mo. USD Term SOFR + 4.50%), due 10/17/31(b)	330,356
748,105	NEP Group, Inc., 2025 Term Loan B, 8.14% (1 mo. USD Term SOFR + 4.50%), due 10/17/31(b)	706,117
610,000	Nexstar Broadcasting, Inc., 2026 Term Loan B7, 6.39% (1 mo. USD Term SOFR + 2.75%), due 03/18/33(b)	604,608
339,435	NEXUS Buyer LLC, 2025 Incremental Term Loan, 7.64% (1 mo. USD Term SOFR + 4.00%), due 07/31/31(b)	328,888
2,272,491	NEXUS Buyer LLC, 2025 Term Loan B, 7.14% (1 mo. USD Term SOFR + 3.50%), due 07/31/31(b)	2,195,794
1,518,000	NTI Buyer LLC, Term Loan TBD, due 06/13/33(g)	1,510,410
1,732,075	OEP Glass Purchaser LLC, 2026 Term Loan B, 7.73% (3 mo. USD Term SOFR + 4.00%), due 03/07/33(b)	1,729,910
400,000	OID-OL Intermediate I LLC, Term Loan 1, 9.66% (3 mo. USD Term SOFR + 6.00%), due 02/01/29(b)	388,400
495,000	OID-OL Intermediate I LLC, Term Loan 2, 8.06% (3 mo. USD Term SOFR + 4.25%), due 02/01/29(b)	307,643
194,025	Olympus Water U.S. Holding Corp., 2025 USD Term Loan B, 6.98% (3 mo. USD Term SOFR + 3.25%), due 11/03/32(b)	194,171
421,812	OMNIA Partners LLC, 2024 Term Loan B, 6.42% (3 mo. USD Term SOFR + 2.75%), due 12/31/32(b)	423,281
1,577,000	OneSky Flight LLC, 2026 Term Loan B, 6.39% (1 mo. USD Term SOFR + 2.75%), due 02/17/33(b)	1,585,382
124See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
435,000		OneSky Flight LLC, 2026 Term Loan B, 6.39% (1 mo. USD Term SOFR + 2.75%), due 02/17/33(b)	437,312
1,744,627		Onex TSG Intermediate Corp., 2026 Term Loan B, 6.98% (3 mo. USD Term SOFR + 6.75%), due 08/06/32(b)	1,755,525
249,375		Onex TSG Intermediate Corp., 2026 Term Loan B TBD, due 08/06/32(g)	251,562
472,500		Opal Bidco SAS, USD Term Loan B4, 6.73% (3 mo. USD Term SOFR + 3.00%), due 04/28/32(b)	472,796
284,288		Osaic Holdings, Inc., 2026 Term Loan B, 6.23% (3 mo. USD Term SOFR + 2.50%), due 07/30/32(b)	281,072
1,733,107		Osmose Utilities Services, Inc., Term Loan, 7.01% (1 mo. USD Term SOFR + 3.25%), due 06/23/28(b)	1,725,524
627,070		Outcomes Group Holdings, Inc., 2025 Term Loan B, 6.64% (1 mo. USD Term SOFR + 3.00%), due 05/06/31(b)	629,552
793,939		OVG Business Services LLC, 2024 Term Loan B, 6.64% (1 mo. USD Term SOFR + 3.00%), due 06/25/31(b)	795,924
263,675		Owens-Illinois, Inc., 2025 Term Loan B, 6.64% (1 mo. USD Term SOFR + 3.00%), due 09/30/32(b)	261,697
620,313		Paradigm Parent LLC, 1st Lien Term Loan, 8.23% (3 mo. USD Term SOFR + 4.50%), due 04/16/32(b)	534,632
298,500		Parexel International Corp., 2025 Repriced Term Loan B, 6.14% (1 mo. USD Term SOFR + 2.50%), due 12/12/31(b)	298,992
890,000		Pathfinder Power LLC, Term Loan B TBD, due 06/22/33(g)	889,722
1,000,000	EUR	Paysafe Holdings U.S. Corp., EUR Term Loan B2, 5.18% (1 mo. EURIBOR + 3.00%), due 06/28/28(b)	1,096,996
542,931		PENN Entertainment, Inc., 2022 Term Loan B, 5.64% (1 mo. USD Term SOFR + 2.00%), due 05/30/33(b)	542,210
2,177,840		Peraton Corp., Term Loan B, 7.51% (3 mo. USD Term SOFR + 3.75%), due 02/01/28(b)	1,972,760
772,200		Performance Health & Wellness, 2025 Term Loan B, 7.48% (3 mo. USD Term SOFR + 3.75%), due 03/19/32(b)	764,478
528,675		Petco Health & Wellness Co., Inc., 2026 Term Loan B, 7.98% (3 mo. USD Term SOFR + 4.25%), due 02/03/31(b)	522,691
2,090,864		PetSmart, Inc., 2025 USD Term Loan B, 7.65% (1 mo. USD Term SOFR + 4.00%), due 08/18/32(b)	2,091,909
498,750		Phoenix Aviation Capital LLC, Term Loan B, 6.91% (3 mo. USD Term SOFR + 3.25%), due 10/28/30(b)	495,945
1,489,222		PHRG Intermediate LLC, 2025 Term Loan B, 7.73% (3 mo. USD Term SOFR + 4.00%), due 02/20/32(b)	1,481,776
941,190		Pinnacle Buyer LLC, Term Loan, 6.18% (3 mo. USD Term SOFR + 2.50%), due 10/01/32(b)	944,131
971,000		Pioneer Opco LLC, Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.25%), due 05/16/33(b)	976,766
850,000		Pioneer Opco LLC, Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.25%), due 05/16/33(b)	855,047
739,378		Plano HoldCo, Inc., Term Loan B, 7.23% (3 mo. USD Term SOFR + 3.50%), due 10/02/31(b)	584,109
450,000		Pluto Acquisition I, Inc., 2024 First Out Superpriority Term Loan, 9.23% (3 mo. USD Term SOFR + 5.50%), due 06/20/28(b)	457,875
890,000		PointClickCare Technologies, Inc., 2025 Term Loan B TBD, due 11/03/31(g)	887,775
1,645,027		Polaris Newco LLC, USD Term Loan B, 7.93% (3 mo. USD Term SOFR + 4.00%), due 06/02/28(b)	1,434,829
404,890		Prairie ECI Acquiror LP, 2026 Repriced Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.25%), due 08/01/29(b)	406,915
884,071		Pre-Paid Legal Services, Inc., 2021 Term Loan, 6.89% (1 mo. USD Term SOFR + 3.25%), due 12/15/28(b)	809,319
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
350,000	Prestige Brands, Inc., 2026 Term Loan B TBD, due 06/13/33(g)	350,875
189,525	Primo Brands Corp., 2026 Term Loan B, 6.48% (3 mo. USD Term SOFR + 2.75%), due 03/31/31(b)	190,562
353,866	Proampac PG Borrower LLC, 2026 USD Term Loan B, 7.65% (1 mo. USD Term SOFR + 4.00%), due 03/07/33(b)	348,647
146,134	Proampac PG Borrower LLC, 2026 USD Term Loan B, 7.67% (3 mo. USD Term SOFR + 4.00%), due 03/07/33(b)	143,978
579,150	Project Boost Purchaser LLC, 2025 Refinancing Term Loan, 6.48% (3 mo. USD Term SOFR + 2.75%), due 07/16/31(b)	565,001
987,180	Project Castle, Inc., Term Loan B, 9.19% (3 mo. USD Term SOFR + 5.50%), due 06/01/29(b)	246,487
1,103,690	Project Ruby Ultimate Parent Corp., 2025 Term Loan B, 6.51% (1 mo. USD Term SOFR + 2.75%), due 03/10/28(b)	1,103,576
1,599,291	Prometric Holdings, Inc., 2025 Term Loan B, 7.39% (1 mo. USD Term SOFR + 3.75%), due 06/25/32(b)	1,601,622
1,988,960	Proofpoint, Inc., 2025 Repriced Term Loan, 6.73% (3 mo. USD Term SOFR + 3.00%), due 08/31/28(b)	1,923,901
1,728,756	PushPay USA, Inc., 2025 Repriced Term Loan, 7.39% (1 mo. USD Term SOFR + 3.75%), due 08/15/31(b)	1,702,825
4,896	Pye-Barker Fire & Safety LLC, 2025 Delayed Draw Term Loan, 2.50% (3 mo. USD Term SOFR + 2.50%), due 12/16/32(b)	4,911
208,800	Pye-Barker Fire & Safety LLC, 2025 Term Loan, 6.23% (3 mo. USD Term SOFR + 2.50%), due 12/16/32(b)	209,434
1,014,900	Qnity Electronics, Inc., Term Loan B, 5.67% (3 mo. USD Term SOFR + 2.00%), due 11/01/32(b)	1,017,754
744,375	QuidelOrtho Corp., Term Loan, 7.64% (1 mo. USD Term SOFR + 4.00%), due 08/20/32(b)	734,140
1,877,369	Quikrete Holdings, Inc., 2025 Term Loan B, 5.89% (1 mo. USD Term SOFR + 2.25%), due 02/10/32(b)	1,877,957
1,265,000	QXO, Inc., 2026 Term Loan B TBD, due 06/03/33(g)	1,263,419
2,115,000	Resilience Parent LLC, 1st Lien Term Loan, 6.23% (3 mo. USD Term SOFR + 2.50%), due 02/28/33(b)	2,112,819
376,242	Restoration Hardware, Inc., 2022 Incremental Term Loan, 6.99% (1 mo. USD Term SOFR + 3.25%), due 10/20/28(b)	371,277
746,604	Rocket Software, Inc., 2023 USD Term Loan B, 7.39% (1 mo. USD Term SOFR + 3.75%), due 11/28/28(b)	710,394
1,476,713	RxBenefits, Inc., 2025 Term Loan, 8.64% (1 mo. USD Term SOFR + 5.00%), due 12/23/30(b)	1,471,175
744,452	Ryan LLC, 2025 Term Loan, 7.14% (1 mo. USD Term SOFR + 3.50%), due 11/05/32(b)	740,575
42,857	Salas O'brien, Inc., Delayed Draw Term Loan, 6.39% (1 mo. USD Term SOFR + 2.75%), due 01/31/33(b)	42,964
885,714	Salas O'brien, Inc., Term Loan, 6.39% (1 mo. USD Term SOFR + 2.75%), due 01/31/33(b)	887,929
534,600	Sanmina Corp., 2026 Term Loan B, 5.39% (1 mo. USD Term SOFR + 1.75%), due 10/27/32(b)	536,103
640,967	SCIH Salt Holdings, Inc., 2025 Repriced Term Loan B, 6.35% (6 mo. USD Term SOFR + 2.75%), due 01/31/29(b)	642,569
1,334,611	Secretariat Advisors LLC, 2025 Term Loan B, 7.73% (3 mo. USD Term SOFR + 4.00%), due 02/28/32(b)	1,314,591
809,891	Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 6.14% (1 mo. USD Term SOFR + 2.50%), due 07/31/31(b)	800,358
2,488,197	SGH2 LLC, 2025 USD Term Loan B, 8.23% (3 mo. USD Term SOFR + 4.50%), due 08/18/32(b)	2,491,308
126See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
164,176		Shift4 Payments LLC, 2025 Repriced Term Loan B, 5.73% (1 mo. USD Term SOFR + 4.00%), due 07/03/32(b)	163,930
648,285		Shift4 Payments LLC, 2025 Repriced Term Loan B, 5.73% (1 mo. USD Term SOFR + 4.50%), due 07/03/32(b)	647,312
230,000		Shift4 Payments LLC, 2025 Repriced Term Loan B TBD, due 07/03/32(g)	229,655
771,538	EUR	Siaci Saint Honore, 2026 EUR Term Loan B, 5.54% (3 mo. EURIBOR + 3.25%), due 07/26/32(b)	881,549
248,462		Siaci Saint Honore, 2026 EUR Term Loan B, 5.57% (3 mo. EURIBOR + 3.25%), due 07/26/32(b)	283,889
740,554		Six Flags Entertainment Corp., 2024 Term Loan B, 5.64% (1 mo. USD Term SOFR + 2.00%), due 05/01/31(b)	735,042
1,827,371		SMX Group LLC, Term Loan, 8.14% (1 mo. USD Term SOFR + 4.50%), due 02/06/32(b)	1,766,459
447,744		SolarWinds Holdings, Inc., 2025 Term Loan, 7.67% (3 mo. USD Term SOFR + 4.00%), due 04/16/32(b)	373,867
580,000		SolarWinds Holdings, Inc., 2025 Term Loan TBD, due 04/16/32(g)	484,300
258,422		Somnigroup International, Inc., Term Loan B, 5.87% (1 mo. USD Term SOFR + 2.25%), due 10/24/31(b)	259,853
83,781		Sotera Health Holdings LLC, 2026 Term Loan B TBD, due 05/30/31(g)	83,973
795,990		Sovos Compliance LLC, 2025 Repriced Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.25%), due 08/13/29(b)	745,578
3,369,878		Specialty Building Products Holdings LLC, 2021 Term Loan B, 7.49% (1 mo. USD Term SOFR +2.75%), due 10/16/28(b)	3,059,215
245,000		Specialty Building Products Holdings LLC, 2021 Term Loan B TBD, due 10/16/28(g)	222,414
1,494,380		Speedster Bidco GmbH, 2025 USD Term Loan B1, 6.48% (3 mo. USD Term SOFR + 2.75%), due 12/11/31(b)	1,484,417
506,333		Spirit Airlines, Inc., 2025 DIP Contingent Term Loan TBD, due 07/14/26(g)	10,127
305,135		Spirit Airlines, Inc., 2025 DIP New Money Term Loan, 11.64% (1 mo. USD Term SOFR + 8.00%), due 07/14/26(b)	289,878
1,568,594		Spirit Airlines, Inc., 2025 Roll-Up Term Loan TBD, due 07/14/26(g)	439,206
75,677		Spirit Airlines, Inc., 2025 Second DIP New Money Term Loan, 11.64% (1 mo. USD Term SOFR + 8.00%), due 07/14/26(b)	71,893
149,133		Spirit Airlines, Inc., 2025 Third DIP New Money Term Loan, 11.64% (1 mo. USD Term SOFR + 8.00%), due 07/14/26(b)	141,677
1,185,348		Star Parent, Inc., Term Loan B, 7.73% (3 mo. USD Term SOFR + 4.00%), due 09/27/30(b)	1,188,213
740,530		Star Parent, Inc., Term Loan B, 7.73% (3 mo. USD Term SOFR + 4.00%), due 09/27/30(b)	742,320
1,000,000	EUR	Stepstone Group MidCo 2 GmbH, EUR Term Loan B, 6.89% (6 mo. EURIBOR + 4.50%), due 04/26/32(b)	938,078
997,500		Stonepeak Bayou Holdings LP, Term Loan B, 6.48% (3 mo. USD Term SOFR + 2.75%), due 10/01/32(b)	996,669
1,060,000		Stonepeak Motion Finco LLC, USD Term Loan B TBD, due 06/24/33(g)	1,060,111
100,000		Student Transportation of America Holdings, Inc., 2025 Delayed Draw Term Loan, 6.60% (6 mo. USD Term SOFR + 2.75%), due 06/24/32(b)	100,458
240,817		Student Transportation of America Holdings, Inc., 2025 Term Loan, 6.42% (3 mo. USD Term SOFR + 2.75%), due 06/24/32(b)	241,921
199,000		Talen Energy Supply LLC, 2025 Term Loan B, 5.64% (1 mo. USD Term SOFR + 2.00%), due 11/26/32(b)	197,787
1,833,657		Team Health Holdings, Inc., 2026 Repriced Term Loan B, 7.66% (3 mo. USD Term SOFR + 4.00%), due 06/30/28(b)	1,837,912
586,358		Tempo Acquisition LLC, 2025 Repriced Term Loan B, 5.39% (1 mo. USD Term SOFR + 1.75%), due 08/31/28(b)	494,227
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,680,095		Thermostat Purchaser III, Inc., 2024 Term Loan B, 7.98% (3 mo. USD Term SOFR + 4.25%), due 08/31/28(b)	1,663,294
166,667		Tiger Acquisition LLC, 2025 Term Loan B, 6.15% (3 mo. USD Term SOFR +2.75%), due 08/23/32(b)	167,292
63,158		Tiger Acquisition LLC, 2025 Term Loan B TBD, due 08/23/32(g)	63,395
765,175		Tiger Acquisition LLC, 2026 Incremental Term Loan TBD, due 08/23/32(g)	767,088
1,576,946		TKC Holdings, Inc., 2026 Term Loan, 8.14% (1 mo. USD Term SOFR + 4.50%), due 08/19/30(b)	1,575,467
1,324,995		TKO Worldwide Holdings LLC, 2026 Term Loan B, 5.41% (3 mo. USD Term SOFR + 1.75%), due 11/21/31(b)	1,322,235
1,338,260		TransDigm, Inc., 2023 Term Loan J, 6.14% (1 mo. USD Term SOFR + 2.50%), due 02/28/31(b)	1,340,051
997,468		TransDigm, Inc., 2024 Term Loan L, 6.14% (1 mo. USD Term SOFR + 2.50%), due 01/19/32(b)	998,701
2,073,465		TransDigm, Inc., 2025 Term Loan K, 5.89% (1 mo. USD Term SOFR + 2.25%), due 03/22/30(b)	2,075,864
1,812,307		TransDigm, Inc., 2025 Term Loan M, 6.14% (1 mo. USD Term SOFR + 2.50%), due 08/19/32(b)	1,814,551
817,950		TransDigm, Inc., 2026 Term Loan N, 6.14% (1 mo. USD Term SOFR + 2.50%), due 02/13/33(b)	818,928
713,258		Traverse Midstream Partners LLC, 2017 Term Loan, 6.16% (3 mo. USD Term SOFR + 2.50%), due 02/16/28(b)	713,258
1,257,000		TreeHouse Foods, Inc., 2026 Term Loan B, 7.89% (1 mo. USD Term SOFR + 4.25%), due 02/11/33(b)	1,262,238
1,490,000		TreeHouse Foods, Inc., 2026 Term Loan B, 7.89% (1 mo. USD Term SOFR + 4.25%), due 02/11/33(b)	1,496,209
2,130,768		Trident TPI Holdings, Inc., 2024 Term Loan B7, 7.48% (3 mo. USD Term SOFR + 3.75%), due 09/15/28(b)	2,048,734
1,151,633		Trilon Group LLC, 2026 Term Loan, 7.12% (1 mo. USD Term SOFR + 2.50%), due 06/10/33(b)	1,153,072
229,592		Trilon Group LLC, 2026 Term Loan TBD, due 06/10/33(g)	229,879
782,468		Trio Bidco, Inc., 2025 Term Loan B, 7.73% (3 mo. USD Term SOFR + 4.00%), due 10/29/32(b)	770,241
1,000,000	EUR	Trivium Packaging BV, EUR Repriced Term Loan, 5.92% (3 mo. EURIBOR + 3.75%), due 05/28/30(b)	1,151,303
574,940		Tronox Finance LLC, 2024 1st Lien Term Loan B TBD, due 09/30/31(g)	474,565
99,250		Trucordia Insurance Holdings LLC, Term Loan B, 6.98% (3 mo. USD Term SOFR + 3.25%), due 06/17/32(b)	88,829
1,233,283		TruGreen Limited Partnership, 2020 Term Loan, 7.77% (3 mo. USD Term SOFR + 4.00%), due 11/02/27(b)	1,191,660
1,010,000		Truist Insurance Holdings LLC, 2024 Term Loan B, 6.48% (3 mo. USD Term SOFR + 2.75%), due 05/06/31(b)	988,853
1,728,998		U.S. Renal Care, Inc., 2023 Superpriority Term Loan, 8.76% (1 mo. USD Term SOFR + 5.00%), due 06/28/28(b)	1,704,144
1,283,461		U.S. Renal Care, Inc., 2023 Superpriority Term Loan, 8.76% (1 mo. USD Term SOFR + 5.00%), due 06/28/28(b)	1,265,011
1,485,000		UKG, Inc., 2024 Term Loan B, 5.91% (3 mo. USD Term SOFR + 2.25%), due 02/10/31(b)	1,401,654
897,750		United Talent Agency LLC, 2025 Repriced Term Loan B, 6.64% (1 mo. USD Term SOFR + 3.00%), due 06/10/32(b)	899,994
246,787		Univision Communications, Inc., 2022 First Lien Term Loan B, 7.98% (3 mo. USD Term SOFR + 4.25%), due 06/24/29(b)	246,992
1,828,447		Univision Communications, Inc., 2024 Term Loan B, 7.26% (1 mo. USD Term SOFR + 3.50%), due 01/31/29(b)	1,820,676
128See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
1,486,069	USALCO LLC, 2025 Term Loan, 7.14% (1 mo. USD Term SOFR + 3.50%), due 09/30/31(b)	1,484,211
718,140	USI, Inc., 2024 Term Loan C, 5.98% (3 mo. USD Term SOFR + 2.25%), due 09/29/30(b)	716,063
789,950	USI, Inc., 2024 Term Loan D, 5.98% (3 mo. USD Term SOFR + 2.25%), due 11/21/29(b)	787,623
324,188	Valvoline, Inc., Term Loan B, 5.39% (1 mo. USD Term SOFR + 1.75%), due 12/01/32(b)	325,125
16,867	Van Pool Transportation LLC, 2026 Delayed Draw Term Loan, 6.49% (3 mo. USD Term SOFR + 2.75%), due 08/06/30(b)	16,923
533,687	Van Pool Transportation LLC, 2026 Term Loan, 6.48% (3 mo. USD Term SOFR + 2.75%), due 08/06/30(b)	535,104
997,487	Varsity Brands, Inc., 2025 1st Lien Term Loan, 6.48% (3 mo. USD Term SOFR + 2.75%), due 08/26/31(b)	999,892
180,000	Venture Global Calcasieu Pass LLC, 2026 Term Loan B, 6.95% (6 mo. USD Term SOFR + 3.25%), due 04/11/33(b)	180,731
2,581,000	Versant Media Group, Inc., Term Loan B, 7.23% (3 mo. USD Term SOFR + 3.50%), due 01/30/31(b)	2,592,522
1,827,315	Viant Medical Holdings, Inc., 2024 Term Loan B, 7.64% (1 mo. USD Term SOFR + 4.00%), due 10/29/31(b)	1,727,382
745,000	Victory Buyer LLC, 2026 Term Loan B, 6.66% (3 mo. USD Term SOFR + 3.00%), due 02/14/33(b)	748,414
1,700,000	Virgin Media Bristol LLC, 2020 USD Term Loan Q, 6.99% (1 mo. USD Term SOFR + 2.25%), due 01/31/29(b)	1,632,265
200,000	Virgin Media Bristol LLC, 2020 USD Term Loan Q TBD, due 01/31/29(g)	192,031
225,000	Virgin Media Bristol LLC, 2023 USD Term Loan Y TBD, due 03/31/31(g)	200,559
906,522	VistaJet Malta Finance PLC, 2025 Term Loan B, 7.44% (3 mo. USD Term SOFR + 3.75%), due 04/01/31(b)	911,055
1,736,897	Voyager Parent LLC, Repriced Term Loan B, 7.98% (3 mo. USD Term SOFR + 4.25%), due 07/01/32(b)	1,739,249
992,424	VT Topco, Inc., 2024 1st Lien Term Loan B, 6.64% (1 mo. USD Term SOFR + 3.00%), due 08/09/30(b)	975,411
144,276	Wasserman Media Group LLC, Repriced Term Loan B, 6.14% (1 mo. USD Term SOFR + 2.50%), due 06/23/32(b)	144,456
21,835	Watlow Electric Manufacturing Co., 2026 Delayed Draw Term Loan TBD, due 06/17/33(g)	21,858
208,165	Watlow Electric Manufacturing Co., 2026 Term Loan B TBD, due 06/17/33(g)	208,251
626,254	Waystar Technologies, Inc., 2025 Term Loan B, 5.64% (1 mo. USD Term SOFR + 2.00%), due 10/22/29(b)	625,471
693,018	WCG Intermediate Corp., 2026 Term Loan B, 6.39% (1 mo. USD Term SOFR + 2.75%), due 02/25/32(b)	688,426
1,251,440	WeddingWire, Inc., 2024 Term Loan B, 7.39% (1 mo. USD Term SOFR + 3.75%), due 01/31/28(b)	876,008
394,975	WEX, Inc., 2024 Term Loan B2, 5.39% (1 mo. USD Term SOFR + 1.75%), due 03/31/28(b)	395,116
1,086,216	Whatabrands LLC, 2024 1st Lien Term Loan B, 6.14% (1 mo. USD Term SOFR + 2.50%), due 08/03/28(b)	1,086,094
1,385,930	White Cap Buyer LLC, 2024 Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.25%), due 10/19/29(b)	1,385,352
960,000	White Cap Buyer LLC, 2026 Incremental Term Loan B, 7.14% (1 mo. USD Term SOFR + 3.50%), due 02/10/33(b)	957,491
199,500	WhiteWater Matterhorn Holdings LLC, 2026 Term Loan B, 5.50% (3 mo. USD Term SOFR + 1.75%), due 06/16/32(b)	198,315
686,269	WideOpenWest Finance LLC, 2024 Super Priority 1st Out New Money Term Loan, 10.93% (3 mo. USD Term SOFR + 7.00%), due 12/11/28(b)	696,992
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
315,980		Wilsonart LLC, 2024 Term Loan B, 7.98% (3 mo. USD Term SOFR + 4.25%), due 08/05/31(b)	286,413
317,134		WIN Waste Innovations Holdings, Inc., 2021 Term Loan B, 6.51% (1 mo. USD Term SOFR + 2.75%), due 03/24/28(b)	317,828
497,475		Windsor Holdings III LLC, 2025 USD Term Loan B, 6.39% (1 mo. USD Term SOFR + 2.75%), due 08/01/30(b)	498,097
600,000		Worthington Steel, Inc., Term Loan B, 7.62% (1 mo. USD Term SOFR + 4.00%), due 06/01/33(b)	599,344
645,125		XPLOR T1 LLC, 2025 Term Loan, 6.91% (3 mo. USD Term SOFR + 3.25%), due 12/01/32(b)	593,515
212,674		Zayo Group Holdings, Inc., 2025 USD Term Loan, 0.50% (1 mo. USD Term SOFR + 3.00%, 5.00% PIK), due 03/11/30(b)	212,893
1,482,084		Zest Acquisition Corp., 2023 Term Loan, 8.92% (3 mo. USD Term SOFR + 5.25%), due 02/08/28(b)	1,456,148
			365,414,408
		Convertible Debt — 1.3%
323,000		Akamai Technologies, Inc., due 05/15/32(k) 144A	297,767
305,000		Alibaba Group Holding Ltd., due 09/15/32(f)(k)	271,450
130,000		Alibaba Group Holding Ltd., 0.50%, due 06/01/31	153,530
213,000		AST SpaceMobile, Inc., 2.00%, due 01/15/36 144A	248,944
50,000		Bloom Energy Corp., due 11/15/30(k) 144A	91,613
740,000		Boston Properties LP, 2.00%, due 10/01/30 144A	719,280
121,000		Bridgebio Pharma, Inc., 0.75%, due 02/01/33 144A	120,105
225,000		Bridgebio Pharma, Inc., 1.75%, due 03/01/31	379,012
5,000,000	HKD	China Pacific Insurance Group Co. Ltd., due 09/18/30(f)(k)	612,563
365,000		Coinbase Global, Inc., due 10/01/32(k) 144A	284,152
228,000		Coinbase Global, Inc., 0.25%, due 04/01/30	204,744
50,000		CoreWeave, Inc., 1.75%, due 12/01/31 144A	59,753
335,000		CoreWeave, Inc., 1.75%, due 10/01/32 144A	369,773
354,000		Cytokinetics, Inc., 1.75%, due 10/01/31 144A	531,000
508,000		Datadog, Inc., due 12/01/29(k)(l)	723,392
25,000		EchoStar Corp., 3.88%, due 11/30/30	78,125
470,000		Federal Realty OP LP, 3.25%, due 01/15/29 144A	518,645
500,000		Fluor Corp., 1.13%, due 08/15/29	663,375
185,000		Golar LNG Ltd., 2.75%, due 12/15/30	211,067
485,000		Grab Holdings Ltd., 0.89%, due 06/15/30(f)(l)	472,875
75,000		Guardant Health, Inc., due 05/15/33(k)(m) 144A	111,797
85,000		Guardant Health, Inc., 1.25%, due 02/15/31	213,987
723,000		Haemonetics Corp., 2.50%, due 06/01/29(m)	734,423
222,000		HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, due 08/15/28 144A	330,724
400,000		Immunocore Holdings PLC, 2.50%, due 02/01/30	368,000
936,000		Integer Holdings Corp., 1.88%, due 03/15/30	909,090
115,000		Ionis Pharmaceuticals, Inc., due 12/01/30(k) 144A	122,763
392,000		Ionis Pharmaceuticals, Inc., 1.75%, due 06/15/28	610,785
60,000		IREN Ltd., due 07/01/31(k) 144A	52,335
16,000		IREN Ltd., 1.00%, due 12/01/33 144A	13,928
260,000		IREN Ltd., Series 33, 1.00%, due 06/01/33 144A	287,430
400,000		JBT Marel Corp., 0.38%, due 09/15/30 144A	405,681
299,000		Knight-Swift Transportation Holdings, Inc., 1.00%, due 11/15/31 144A	348,410
130See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Convertible Debt — continued
460,000		Lantheus Holdings, Inc., 2.63%, due 12/15/27	669,530
275,000		Liberty Energy, Inc., due 03/01/32(k) 144A	266,406
315,000		Live Nation Entertainment, Inc., 2.88%, due 10/15/31 144A	347,886
30,000		Lumentum Holdings, Inc., 0.38%, due 03/15/32 144A	138,525
108,000		MakeMyTrip Ltd., 3.53%, due 07/01/30(l)	98,496
455,000		Merit Medical Systems, Inc., 3.00%, due 02/01/29	490,945
722,000		Meritage Homes Corp., 1.75%, due 05/15/28	747,631
350,000		Microchip Technology, Inc., due 02/15/30(k) 144A	403,733
109,000		Microchip Technology, Inc., 0.75%, due 06/01/30	120,105
900,000	EUR	Mitsubishi UFJ Investor Services & Banking Luxembourg SA, Series PRX, 6.70%, (3 mo. EURIBOR + 4.50%), due 12/15/50(b)	722,908
431,000		NCL Corp. Ltd., 0.75%, due 09/15/30 144A	417,553
498,000		NCL Corp. Ltd., 0.88%, due 04/15/30(m)	555,892
80,000,000	JPY	Nippon Steel Corp., due 02/14/31(f)(k)	495,431
515,000		Nutanix, Inc., 0.50%, due 12/15/29	507,996
90,000		Onto Innovation, Inc., due 06/01/31(k) 144A	118,881
150,000		Ormat Technologies, Inc., Series A, 1.50%, due 03/15/31(m) 144A	163,320
685,000		Parsons Corp., 2.63%, due 03/01/29	675,615
675,000		PG&E Corp., 4.25%, due 12/01/27	690,694
363,000		PPL Capital Funding, Inc., 3.00%, due 12/01/30 144A	369,552
86,000		ProPetro Holding Corp., due 11/15/31(k) 144A	81,429
400,000		Qiagen NV, 2.50%, due 09/10/31(f)	402,265
350,000		Rivian Automotive, Inc., 3.63%, due 10/15/30	373,704
200,000		Rivian Automotive, Inc., 4.63%, due 03/15/29	237,519
13,000		Seagate HDD Cayman, 3.50%, due 06/01/28	151,730
34,000		Semtech Corp., 0.56%, due 10/15/30(l) 144A	62,577
323,000		Snowflake, Inc., due 10/01/29(k)	571,904
82,000		Solaris Energy Infrastructure, Inc., 0.25%, due 10/01/31	133,558
528,000		Southern Co., 3.25%, due 06/15/28	534,107
77,000		Tempus AI, Inc., due 05/15/32(k) 144A	86,575
67,000		Tempus AI, Inc., 0.75%, due 07/15/30 144A	70,989
218,000		Terawulf, Inc., due 05/01/32(k) 144A	323,448
413,000		Uber Technologies, Inc., Series 2028, 0.88%, due 12/01/28	494,774
200,000		Unity Software, Inc., due 03/15/30(k)(l)	226,500
268,000		WEC Energy Group, Inc., 3.38%, due 06/01/28	278,519
471,000		WEC Energy Group, Inc., 4.38%, due 06/01/29	584,158
175,000		Welltower OP LLC, 2.75%, due 05/15/28 144A	414,312
1,910,000		Wynn Macau Ltd., 4.50%, due 03/07/29 144A	1,899,972
			26,449,657
		Corporate Debt — 35.3%
1,475,000		1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	1,448,029
2,350,000		1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/30 144A	2,219,866
780,000		1261229 BC Ltd., 10.00%, due 04/15/32 144A	790,535
900,000	EUR	888 Acquisitions Ltd., 7.70% (3 mo. EURIBOR + 5.50%), due 07/15/28(b)(f)(m)	1,043,056
805,000	EUR	888 Acquisitions Ltd., 8.00%, due 09/30/31(f)(m)	952,266
1,710,000		A&K Travel Group Holdings Ltd., 7.50%, due 05/15/33 144A	1,727,314
400,000	EUR	Abanca Corp. Bancaria SA, 6.13% (5 yr. EURIBOR ICE Swap + 3.89%)(b)(f)(n)	469,921
1,840,000		Acadia Healthcare Co., Inc., 7.38%, due 03/15/33 144A	1,896,438
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
142,725		Accendra Health, Inc., 9.75%, due 06/15/33(m) 144A	97,578
240,000		ACCO Brands Corp., 4.25%, due 03/15/29(m) 144A	223,754
104,000		Acrisure LLC/Acrisure Finance, Inc., 4.25%, due 02/15/29 144A	94,988
143,000		Acrisure LLC/Acrisure Finance, Inc., 7.50%, due 11/06/30 144A	135,725
870,000		Acrisure LLC/Acrisure Finance, Inc., 8.25%, due 02/01/29 144A	819,564
1,815,000		Acrisure LLC/Acrisure Finance, Inc., 8.50%, due 06/15/29 144A	1,707,927
150,000		Adapthealth LLC, 5.13%, due 03/01/30 144A	145,630
835,000		ADM Elektrik Dagitim AS, 9.50%, due 02/05/31 144A	803,160
325,000		ADT Security Corp., 5.88%, due 10/15/33 144A	319,507
600,000		Advance Auto Parts, Inc., 7.00%, due 08/01/30 144A	615,577
580,000		Aegea Finance SARL, 7.63%, due 01/20/36 144A	480,077
144,000	EUR	Aegis Lux 1a SARL, 5.63%, due 10/29/31 144A	167,522
320,000	EUR	Aegis Lux 1a SARL, 5.63%, due 10/29/31(f)	372,272
277,707		AES Panama Generation Holdings SRL, 4.38%, due 05/31/30(f)	263,110
2,405,000		Africell Holding Ltd., 10.50%, due 10/23/29(m) 144A	2,470,399
550,000		AIB Group PLC, 5.32% (1 day USD SOFR + 1.65%), due 05/15/31(b) 144A	556,906
325,000	EUR	AIB Group PLC, 6.00% (5 yr. EURIBOR ICE Swap + 3.71%)(b)(f)(n)	386,005
1,545,000		AL Candelaria -spain- SA, 5.75%, due 06/15/33(f)	1,431,744
500,000	EUR	AL Sydbank, 3.63% (3 mo. EURIBOR + 1.45%), due 03/05/30(b)	575,914
750,000		Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, due 03/15/29 144A	712,886
1,450,000	EUR	Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, due 05/21/30(f)	1,716,559
425,000	GBP	Aldermore Group PLC, 6.00% (5 yr. U.K. Government Bond + 2.02%), due 10/01/35(b)(f)	563,868
885,000	EUR	Alexandrite Lake Lux Holdings SARL, 6.75%, due 07/30/30(m) 144A	1,013,146
225,000		Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, due 06/15/29 144A	235,464
750,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, due 10/15/27 144A	741,468
525,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 04/15/28 144A	529,464
1,480,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, due 01/15/31 144A	1,504,824
2,170,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, due 10/01/32 144A	2,156,562
450,000		Allied Universal Holdco LLC, 7.88%, due 02/15/31 144A	470,664
400,000	EUR	Allwyn Entertainment Financing U.K. PLC, 4.13%, due 02/15/31(f)	451,022
725,000		Ally Financial, Inc., 6.18% (1 day USD SOFR + 2.29%), due 07/26/35(b)	737,221
132,000		Ally Financial, Inc., 7.10% (5 yr. CMT + 3.15%)(b)(n)	133,825
860,000		Alpek SAB de CV, 3.25%, due 02/25/31(f)	753,060
260,000	EUR	Alpha Bank SA, 11.88% (5 yr. EUR Swap + 9.31%)(b)(f)(n)	331,807
600,000		Alpha Generation LLC, 6.75%, due 10/15/32 144A	611,312
243,000		AltaGas Ltd., 7.20% (5 yr. CMT + 3.57%), due 10/15/54(b) 144A	254,861
445,381	EUR	Altice France SA, 4.75%, due 10/15/30(f)	496,854
609,757	EUR	Altice France SA, 5.50%, due 10/15/31(f)	688,074
376,100		Altice France SA, 6.50%, due 04/15/32 144A	363,787
1,262,807		Altice France SA, 6.88%, due 10/15/30 144A	1,226,227
65,000		Altice France SA, 6.88%, due 07/15/32 144A	63,105
494,868		Altice France SA, 9.50%, due 11/01/29 144A	502,729
1,522	EUR	Altice Holdings 1 SARL(h)(i)(n) 144A	23,491
132See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
385,000		Amentum Holdings, Inc., 7.25%, due 08/01/32 144A	396,796
600,000		American Airlines Pass-Through Trust, 5.25%, due 05/10/40	597,239
1,000,000		American Builders & Contractors Supply Co., Inc., 4.00%, due 01/15/28 144A	983,971
132,000		American National Group, Inc., 7.00% (5 yr. CMT + 3.18%), due 12/01/55(b)	128,990
50,000		AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, due 06/01/30 144A	53,679
950,000		Ameritex Holdco Intermediate LLC, 7.63%, due 08/15/33 144A	993,380
1,505,000		AMN Healthcare, Inc., 6.50%, due 01/15/31 144A	1,515,032
300,000		Amneal Pharmaceuticals LLC, 6.88%, due 08/01/32 144A	311,778
600,000	EUR	ams-OSRAM AG, 7.25%, due 05/31/32 144A	707,958
1,500,000		AmWINS Group, Inc., 4.88%, due 06/30/29 144A	1,446,343
250,000		Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 02/01/32 144A	255,474
325,000		APi Group DE, Inc., 5.75%, due 06/01/34 144A	322,120
1,990,000		APLD ComputeCo 3 LLC, 7.00%, due 06/15/31 144A	1,988,409
2,040,000		APLD ComputeCo LLC, 9.25%, due 12/15/30 144A	2,201,883
1,000,000		Apollo Debt Solutions BDC, 6.90%, due 04/13/29	1,026,552
300,000		Aptiv Swiss Holdings Ltd., 6.88% (5 yr. CMT + 3.39%), due 12/15/54(b)	306,813
605,000		ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.75%, due 03/01/33 144A	582,636
500,000		Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 09/01/32 144A	510,216
298,578		Ardagh Group SA, 9.50%, due 12/01/30 144A	319,376
520,625	EUR	Ardagh Group SA, 11.00% (5.00% Cash or 6.00% PIK), due 12/01/30 144A	565,501
416,500	EUR	Ardagh Group SA, 11.00% (5.00% Cash or 6.00% PIK), due 12/01/30(f)	452,401
264,746		Ardagh Group SA, 11.00% (5.50% Cash or 6.50% PIK), due 12/01/30 144A	253,163
309,000	EUR	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 5.00%, due 01/30/31(m) 144A	356,709
1,810,000		Ardonagh Finco Ltd., 7.75%, due 02/15/31 144A	1,831,651
200,000		Ardonagh Group Finance Ltd., 8.88%, due 02/15/32 144A	194,451
600,000		ARES Strategic Income Fund, 5.45%, due 09/09/28	594,220
1,210,000		Arsenal AIC Parent LLC, 8.00%, due 10/01/30 144A	1,262,574
1,000,000		Asbury Automotive Group, Inc., 4.63%, due 11/15/29 144A	974,378
2,057,122		ASP Unifrax Holdings, Inc., 7.10% (7.10% Cash, or 5.85% Cash or 1.25% PIK), due 09/30/29(o) 144A	30,857
1,436,000		Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, due 12/31/32 144A	1,448,021
4,415,000		Asurion LLC/Asurion Co-Issuer, Inc., 8.38%, due 02/01/34 144A	4,090,118
5,480,000		AthenaHealth Group, Inc., 6.50%, due 02/15/30 144A	5,257,780
50,000		ATI, Inc., 5.88%, due 06/15/33	50,724
310,000		Atkore, Inc., 4.25%, due 06/01/31(m) 144A	297,077
160,000		Atlanticus Holdings Corp., 9.75%, due 09/01/30(m) 144A	162,051
279,249		Avianca Midco 2 PLC, 9.00%, due 12/01/28 144A	286,021
1,200,000		Avianca Midco 2 PLC, 9.50%, due 01/28/31 144A	1,182,900
200,000		Avianca Midco 2 PLC, 10.25%, due 01/07/32(p) 144A	200,090
1,420,000		Avient Corp., 6.25%, due 11/01/31 144A	1,439,840
400,000		Avilease Capital Ltd., 4.75%, due 11/12/30 144A	391,656
35,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, due 02/15/31(m) 144A	35,372
520,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, due 01/15/30 144A	536,037
701,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, due 06/15/32(m) 144A	706,204
1,025,000		Avolon Holdings Funding Ltd., 4.70%, due 01/30/31 144A	1,007,187
1,000,000		Axon Enterprise, Inc., 6.25%, due 03/15/33(m) 144A	1,025,598
790,000		Azule Energy Finance PLC, 8.13%, due 01/23/30 144A	794,907
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
624,000		Azule Energy Finance PLC, 8.13%, due 01/23/30(f)	628,155
700,000		Azule Energy Finance PLC, 8.25%, due 01/22/31 144A	700,975
480,000		Azule Energy Finance PLC, 8.63%, due 01/22/33 144A	480,858
685,000		B&G Foods, Inc., 8.00%, due 09/15/28(m) 144A	686,482
6,340,000		Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, due 07/15/26(o) 144A	2,884,700
1,200,000		Ball Corp., 2.88%, due 08/15/30	1,095,601
100,000	EUR	Banca Transilvania SA, 4.75% (1 yr. EURIBOR ICE Swap + 1.95%), due 05/27/32(b)(f)	114,618
1,811,000	EUR	Banca Transilvania SA, 7.13% (5 yr. EURIBOR ICE Swap + 4.78%)(b)(f)(n)	2,145,942
200,000		Banco Bilbao Vizcaya Argentaria SA, 7.13% (5 yr. CMT + 2.99%)(b)(n)	202,629
2,080,000		Banco de Credito del Peru SA, 5.65% (5 yr. CMT + 1.96%), due 01/15/37(b)(f)	2,092,688
2,160,000		Banco Mercantil del Norte SA, 6.63% (10 yr. CMT + 5.03%)(b)(f)(n)	2,058,872
740,000		Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%)(b)(n) 144A	734,752
600,000		Banco Santander SA, 4.55%, due 11/06/30	590,607
200,000	EUR	Banco Santander SA, 7.00% (5 yr. EUR Swap + 4.43%)(b)(f)(n)	246,350
400,000		Banco Santander SA, 7.25% (5 yr. CMT + 2.84%)(b)(n)	406,776
291,000	EUR	Banijay Gaming SAS, 5.13%, due 12/10/31 144A	338,527
600,000		Bank Hapoalim BM, 5.25%, due 01/14/33(f)	594,267
600,000		Bank Leumi Le-Israel BM, 5.34%, due 06/29/29(f)	602,454
250,000	EUR	Bank of Cyprus Holdings PLC, 11.88% (5 yr. EURIBOR ICE Swap + 9.13%)(b)(f)(n)	323,487
1,002,000		Bath & Body Works, Inc., 6.88%, due 11/01/35(m)	1,026,732
235,000		Bath & Body Works, Inc., 6.95%, due 03/01/33	236,905
700,000	EUR	Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 6.08% (3 mo. EURIBOR + 3.88%), due 01/15/31(b)(f)	808,536
641,000		Bausch Health Cos., Inc., 4.88%, due 06/01/28(m) 144A	593,210
200,000	EUR	BAWAG Group AG, 7.25% (5 yr. EURIBOR ICE Swap + 5.05%)(b)(f)(n)	243,724
750,000		BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.45% (5 yr. CMT + 4.66%), due 06/29/38(b)(f)	812,489
440,000	EUR	BCP V Modular Services Finance II PLC, 4.75%, due 11/30/28(f)	477,567
150,000	GBP	BCP V Modular Services Finance II PLC, 6.13%, due 11/30/28(f)(m)	188,097
1,675,655		Beach Acquisition Bidco LLC, 10.00% (10.00% Cash or 10.75% PIK), due 07/15/33 144A	1,903,519
1,125,000		Beacon Mobility Corp., 7.25%, due 08/01/30 144A	1,171,848
1,100,000		Beignet Investor LLC, 6.58%, due 05/30/49 144A	1,122,713
715,000	EUR	Bellis Acquisition Co. PLC, 8.00%, due 07/01/31(m) 144A	799,065
982,000	EUR	Bellis Acquisition Co. PLC, 8.00%, due 07/01/31(f)(m)	1,097,458
630,000	GBP	Bellis Acquisition Co. PLC, 8.13%, due 05/14/30(f)	786,534
145,000		BellRing Brands, Inc., 7.00%, due 03/15/30 144A	145,083
160,000	EUR	Bertrand Franchise Finance SAS, 5.99% (3 mo. EURIBOR + 3.75%), due 07/18/30(b)(f)(m)	183,521
165,000	EUR	Bertrand Franchise Finance SAS, 6.50%, due 07/18/30(f)(m)	190,447
451,000		Binghatti Sukuk 2 SPV Ltd., 7.75%, due 07/02/29(f)	423,312
1,333,000		Biocon Biologics Global PLC, 6.67%, due 10/09/29(f)	1,340,080
100,000		BKV Upstream Midstream LLC, 7.50%, due 10/15/30 144A	100,444
865,000		Black Pearl Compute LLC, 6.13%, due 02/15/31 144A	877,166
800,000		Blackstone Mortgage Trust, Inc., 7.75%, due 12/01/29 144A	829,322
1,765,000		Block Communications, Inc., 10.25%, due 03/01/31 144A	1,615,785
975,000		Block, Inc., 6.00%, due 08/15/33 144A	982,288
175,000		Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.13%, due 04/15/29(m) 144A	166,899
900,000		Blue Owl Finance LLC, 6.25%, due 04/18/34	881,475
150,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, due 07/15/29 144A	153,838
134See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
150,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, due 07/15/32 144A	155,275
335,000		BNP Paribas SA, 7.20% (5 yr. CMT + 2.94%)(b)(n) 144A	337,245
340,000		BNP Paribas SA, 7.75% (5 yr. CMT + 4.90%)(b)(n) 144A	356,316
1,610,000	EUR	Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 6.50%, due 06/15/33 144A	1,855,061
962,000	EUR	Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 6.50%, due 06/15/33 144A	1,108,428
500,000		Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 7.13%, due 06/15/33 144A	505,163
715,000	EUR	Boots Group Finco LP, 5.38%, due 08/31/32(f)	841,288
400,000		Borr IHC Ltd./Borr Finance LLC, 8.75%, due 01/15/32 144A	390,947
900,000		Boyne USA, Inc., 4.75%, due 05/15/29 144A	886,265
300,000	EUR	BPCE SA, 3.38% (3 mo. EURIBOR + 0.95%), due 12/19/31(b)(f)	340,122
425,000		BPCE SA, 7.00% (1 day USD SOFR + 2.59%), due 10/19/34(b) 144A	462,952
400,000	EUR	BPER Banca SpA, 5.88% (5 yr. EURIBOR ICE Swap + 3.57%)(b)(f)(n)	465,151
870,000		Brandywine Operating Partnership LP, 6.13%, due 01/15/31(m)	832,239
905,000		Brandywine Operating Partnership LP, 8.88%, due 04/12/29	957,060
596,000		Braskem Netherlands Finance BV, 4.50%, due 01/31/30(f)	343,093
75,000		Bread Financial Holdings, Inc., 8.38% (5 yr. CMT + 4.30%), due 06/15/35(b)(m) 144A	78,342
1,136,000		Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, due 04/01/27 144A	1,123,774
75,000		Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, due 02/15/30 144A	69,860
320,000		Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, due 06/15/29 144A	304,977
2,325,000		Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, due 02/01/32 144A	2,413,715
500,626		Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, due 02/15/39(f)	528,877
900,000		Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	838,994
800,000		Burford Capital Global Finance LLC, 6.25%, due 04/15/28(m) 144A	790,918
955,000		Burford Capital Global Finance LLC, 9.25%, due 07/01/31 144A	930,657
1,000,000		BWX Technologies, Inc., 4.13%, due 04/15/29 144A	969,812
884,000		C&S Group Enterprises LLC, 5.00%, due 12/15/28(m) 144A	838,486
1,108,000		C&W Senior Finance Ltd., 9.00%, due 01/15/33(f)	1,120,415
600,000	EUR	CAB SELAS, 7.75%, due 08/09/31(f)	686,272
3,040,000		Caesars Entertainment, Inc., 6.00%, due 10/15/32 144A	2,757,066
1,284,000		Caesars Entertainment, Inc., 6.50%, due 02/15/32(m) 144A	1,253,480
200,000		CaixaBank SA, 4.82% (1 day USD SOFR + 1.21%), due 04/22/32(b) 144A	198,429
153,000		California Resources Corp., 7.00%, due 01/15/34 144A	151,399
90,000		California Resources Corp., 7.25%, due 01/15/35 144A	89,342
757,000	GBP	Canary Wharf Group Investment Holdings PLC, 3.38%, due 04/23/28(f)	965,410
1,270,000		Carnival Corp. Ltd., 5.13%, due 05/01/29 144A	1,268,645
925,000		Carnival Corp. Ltd., 5.88%, due 06/15/31 144A	942,144
744,000		Carnival Corp. Ltd., 6.13%, due 02/15/33(m) 144A	753,371
240,000		Carpenter Technology Corp., 5.63%, due 03/01/34 144A	240,118
1,706,000		Carvana Co., 9.00% (14% PIK until 08/15/25; then 9% Cash until Maturity), due 06/01/31 144A	1,883,835
200,000	EUR	CCF Holding SAS, 9.25% (5 yr. EUR Swap + 6.63%)(b)(f)(n)	252,572
3,030,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31 144A	2,731,142
1,560,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 01/15/34 144A	1,322,115
162,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 08/15/30(m) 144A	150,694
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, due 02/01/28 144A	493,993
1,790,000		CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, due 02/01/36 144A	1,757,583
600,000		CDW LLC/CDW Finance Corp., 3.57%, due 12/01/31	551,095
1,710,000		Celanese U.S. Holdings LLC, 6.75%, due 04/15/33	1,742,884
200,000		Cemex SAB de CV, 7.20% (5 yr. CMT + 3.52%)(b)(n) 144A	208,330
1,689,000		Centene Corp., 2.50%, due 03/01/31	1,476,356
211,000		Centene Corp., 3.38%, due 02/15/30	196,767
1,000,000		Centene Corp., 4.63%, due 12/15/29	970,586
1,055,000		Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, due 06/15/29(m) 144A	590,800
2,470,000		Century Aluminum Co., 6.88%, due 08/01/32 144A	2,542,494
2,078,000		Champ Acquisition Corp., 8.38%, due 12/01/31 144A	2,179,587
620,000		Charlotte Buyer, Inc., 8.00%, due 06/30/31 144A	628,021
500,000	EUR	Cheplapharm Arzneimittel GmbH, 7.50%, due 05/15/30(f)	593,253
200,000		Chord Energy Corp., 6.00%, due 10/01/30 144A	200,951
865,000		Chord Energy Corp., 6.75%, due 03/15/33 144A	878,261
455,000		CHS/Community Health Systems, Inc., 4.75%, due 02/15/31 144A	418,899
1,031,000		CHS/Community Health Systems, Inc., 5.25%, due 05/15/30 144A	973,563
368,000		CHS/Community Health Systems, Inc., 6.88%, due 04/15/29(m) 144A	362,254
1,425,000		CHS/Community Health Systems, Inc., 9.75%, due 01/15/34 144A	1,489,597
200,000		CHS/Community Health Systems, Inc., 10.88%, due 01/15/32 144A	215,638
800,000	EUR	CI Financial Corp., 4.63%, due 12/12/31(f)	927,224
300,000		Cimpress PLC, 7.38%, due 09/15/32 144A	303,534
402,000		Cipher Compute LLC, 7.13%, due 11/15/30 144A	418,391
391,000	EUR	Cirsa Finance International SARL, 4.88%, due 10/15/31 144A	455,483
1,000,000		Citadel Finance LLC, 5.90%, due 02/10/30 144A	1,008,763
500,000		Citadel Securities Global Holdings LLC, 5.75%, due 03/27/36 144A	496,468
265,000		Citadel Securities Global Holdings LLC, 6.20%, due 06/18/35 144A	271,064
215,000		Citigroup, Inc., 6.63% (5 yr. CMT + 3.00%)(b)(n)	219,145
114,000		Citigroup, Inc., 7.63% (5 yr. CMT + 3.21%)(b)(n)	118,504
550,000	EUR	Clarios Global LP/Clarios U.S. Finance Co., 4.75%, due 06/15/31(f)	637,438
123,000		Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 09/15/32 144A	125,697
225,000		Clearwater Paper Corp., 4.75%, due 08/15/28 144A	183,971
801,000		Clearway Energy Operating LLC, 3.75%, due 02/15/31 144A	743,225
500,000		Cleveland-Cliffs, Inc., 7.00%, due 03/15/32 144A	496,673
490,000		Cleveland-Cliffs, Inc., 7.38%, due 05/01/33 144A	490,105
542,000		Cloud Software Group, Inc., 6.50%, due 03/31/29 144A	526,294
1,325,000		Cloud Software Group, Inc., 8.25%, due 06/30/32 144A	1,242,804
479,000		Cloud Software Group, Inc., 9.00%, due 09/30/29 144A	465,297
675,000		Clydesdale Acquisition Holdings, Inc., 6.63%, due 04/15/29 144A	674,677
1,148,000		Clydesdale Acquisition Holdings, Inc., 8.75%, due 04/15/30 144A	1,133,326
58,000		CMS Energy Corp., 4.75% (5 yr. CMT + 4.12%), due 06/01/50(b)	56,867
875,000		Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, due 07/01/32 144A	788,374
400,000		Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, due 06/15/27(m) 144A	397,594
500,000		Coherent Corp., 5.00%, due 12/15/29 144A	492,568
530,000		Coinbase Global, Inc., 3.38%, due 10/01/28 144A	503,450
1,000,000		Columbus McKinnon Corp., 7.13%, due 02/01/33(m) 144A	1,002,929
250,000		Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, due 01/24/33 144A	264,405
150,000		Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, due 01/24/33(f)	158,643
136See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
205,873		Compass Group Diversified Holdings LLC, 5.25%, due 04/15/29 144A	196,256
2,840,000		Compass Minerals International, Inc., 8.00%, due 07/01/30 144A	2,996,950
600,000		Comstock Resources, Inc., 6.75%, due 03/01/29 144A	591,201
1,150,000		Constellium SE, 6.38%, due 08/15/32 144A	1,172,719
825,000		Cooper-Standard Automotive, Inc., 9.25%, due 03/01/31 144A	832,186
500,000	EUR	CoreWeave, Inc., 8.50%, due 07/15/32 144A	563,810
3,250,000		CoreWeave, Inc., 9.00%, due 02/01/31(m) 144A	3,215,759
1,250,000		Corp. Nacional del Cobre de Chile, 5.95%, due 01/08/34(f)	1,288,967
1,000,000		CoStar Group, Inc., 2.80%, due 07/15/30 144A	900,006
500,000		Cougar JV Subsidiary LLC, 8.00%, due 05/15/32 144A	524,431
2,064,000		CP Atlas Buyer, Inc., 9.75%, due 07/15/30(m) 144A	1,983,800
1,657,615		CP Atlas Buyer, Inc., 12.75%, due 01/15/31 144A	1,275,752
540,000	EUR	CPI Property Group SA, 4.75%, due 07/22/30(f)	589,751
375,000	EUR	CPI Property Group SA, 7.50% (5 yr. EURIBOR ICE Swap + 5.23%)(b)(f)(n)	400,023
1,575,000	EUR	CPI Property Group SA, 7.50% (5 yr. EURIBOR ICE Swap + 5.23%)(b)(f)(n)	1,680,097
925,000	GBP	CPI Property Group SA, 8.88% (5 yr. U.K. Government Bond + 5.65%)(b)(f)(m)(n)	1,145,818
675,000		CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, due 06/15/31 144A	662,806
325,000	EUR	CrediaBank SA, 9.38% (5 yr. EURIBOR ICE Swap + 7.28%)(b)(f)(n)	405,697
3,158,681	PEN	Credicorp Capital Sociedad Titulizadora SA, 10.10%, due 12/15/43(f)	1,019,049
360,000		Crescent Energy Finance LLC, 7.38%, due 01/15/33 144A	358,035
145,000		Crocs, Inc., 4.13%, due 08/15/31 144A	136,040
1,103,000		CrossCountry Intermediate HoldCo LLC, 6.50%, due 10/01/30 144A	1,088,531
3,367,000		CrossCountry Intermediate HoldCo LLC, 6.75%, due 12/01/32 144A	3,253,849
1,000,000		Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, due 09/30/26	1,000,417
750,000		CSC Holdings LLC, 4.13%, due 12/01/30(m) 144A	446,298
240,000		CSC Holdings LLC, 4.50%, due 11/15/31 144A	141,994
235,000		CSC Holdings LLC, 5.50%, due 04/15/27(m) 144A	157,652
900,000		CSN Inova Ventures, 6.75%, due 01/28/28(f)	745,925
2,100,000		CSN Resources SA, 5.88%, due 04/08/32(f)	1,296,760
400,000	EUR	Cullinan Holdco SCSp, 8.50%, due 10/15/29(f)	454,112
560,000		CVR Energy, Inc., 7.50%, due 02/15/31 144A	557,741
400,000		Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, due 04/15/31 144A	400,982
600,000		DAE Funding LLC, 3.38%, due 03/20/28(f)	581,206
800,000		Danantara Investment Management PT, 5.95%, due 06/18/36 144A	798,449
1,146,000		Dangote Fertiliser Ltd., 7.75%, due 05/05/31(f)	1,153,523
320,000		DaVita, Inc., 3.75%, due 02/15/31 144A	296,642
75,000		Deluxe Corp., 8.00%, due 06/01/29 144A	75,597
500,000		Deluxe Corp., 8.13%, due 09/15/29 144A	518,255
130,000		Dentsply Sirona, Inc., 8.38% (5 yr. CMT + 4.38%), due 09/12/55(b)	130,194
200,000	EUR	Deutsche Bank AG, 6.75% (5 yr. EURIBOR ICE Swap + 3.86%)(b)(f)(n)	234,121
3,460,800		Dexko Global, Inc., 7.50%, due 04/15/32 144A	2,858,612
597,334		Dhafrah Pv2 Energy Co. LLC, 5.79%, due 06/30/53 144A	592,230
173,000		Diamondback Energy, Inc., 5.75%, due 04/18/54	168,318
2,434,000		Directv Financing LLC/Directv Financing Co-Obligor, Inc., 9.25%, due 06/01/32 144A	2,474,833
180,000		Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, due 02/15/31 144A	186,904
1,475,000		Discovery Global Holdings, Inc., 4.28%, due 03/15/32	1,324,506
2,040,000		Discovery Global Holdings, Inc., 5.05%, due 03/15/42	1,496,993
225,000		Diversified Healthcare Trust, 7.25%, due 10/15/30 144A	231,866
195,000	CAD	Doman Building Materials Group Ltd., 7.50%, due 09/17/29	142,313
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
133,000		Dominion Energy, Inc., 4.35% (5 yr. CMT + 3.20%)(b)(n)	132,376
165,000		Dominion Energy, Inc., 6.15% (5 yr. CMT + 1.87%), due 12/15/56(b)	165,545
2,640,000		DP World Ltd., 6.85%, due 07/02/37(f)	2,845,341
500,000	EUR	Dynamo Newco II GmbH, 6.25%, due 10/15/31(f)	541,801
1,225,000	EUR	Eastern European Electric Co. BV, 6.50%, due 05/15/30 144A	1,460,076
166,000		EchoStar Corp., 6.75%, due 11/30/30	168,963
1,500,000		EchoStar Corp., 10.75%, due 11/30/29	1,621,799
1,549,000		Ecopetrol SA, 8.38%, due 01/19/36	1,678,740
100,000		Ecopetrol SA, 8.88%, due 01/13/33	109,577
265,000		Edison International, 8.13% (5 yr. CMT + 3.86%), due 06/15/53(b)	272,444
625,000		EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 09/30/30 144A	622,784
500,000	EUR	eircom Finance DAC, 5.00%, due 04/30/31(f)	579,689
730,000		El Puerto de Liverpool SAB de CV, 5.75%, due 02/10/38(f)	703,538
1,070,000		Elastic NV, 4.13%, due 07/15/29 144A	1,021,603
340,000		ELK Grove Village Property LLC, 7.50%, due 06/15/31 144A	342,554
2,630,000		Ellucian Holdings, Inc., 6.50%, due 12/01/29 144A	2,548,871
1,700,000		Embecta Corp., 5.00%, due 02/15/30 144A	1,324,747
274,000		Emergent BioSolutions, Inc., 3.88%, due 08/15/28(m) 144A	254,251
1,000,000		Emirates NBD Bank PJSC, 5.13%, due 06/29/31 144A	996,835
410,000		EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, due 07/15/31 144A	425,325
319,000		Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(b)	321,037
92,000		Enbridge, Inc., 8.50% (5 yr. CMT + 4.43%), due 01/15/84(b)	105,203
145,000		Encompass Health Corp., 4.75%, due 02/01/30	142,914
1,600,000		Encore Capital Group, Inc., 8.50%, due 05/15/30 144A	1,700,286
120,000		Enerflex, Inc., 6.88%, due 01/15/31 144A	122,886
675,000	EUR	Energo - Pro as, 6.45%, due 04/15/31(f)	776,933
1,072,000	EUR	Energo - Pro as, 8.00%, due 05/27/30 144A	1,295,172
1,000,000		Energuate Trust 2 0, 6.35%, due 09/15/35 144A	996,438
960,000		Energy Transfer LP, 6.25%, due 04/15/49	958,452
80,000		Energy Transfer LP, 8.00% (5 yr. CMT + 4.02%), due 05/15/54(b)	84,966
295,000		EnerSys, 6.63%, due 01/15/32 144A	301,819
400,000		EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU, 8.50%, due 06/30/32 144A	418,000
40,000		Enova International, Inc., 9.13%, due 08/01/29 144A	41,887
255,000		Enova International, Inc., 11.25%, due 12/15/28 144A	268,884
235,000		EnQuest PLC, 9.88%, due 04/30/31(m) 144A	240,561
750,000		Entegris, Inc., 4.75%, due 04/15/29 144A	741,596
930,000	EUR	Eolo SpA, 4.88%, due 10/21/28(f)(m)	990,434
300,000		Esentia Energy Development SAB de CV, 6.13%, due 07/30/33 144A	299,490
200,000		Esentia Energy Development SAB de CV, 6.50%, due 07/30/38 144A	196,660
6,000,000	ZAR	Eskom Holdings, 7.50%, due 09/15/33	344,444
1,200,000		Essential Properties LP, 2.95%, due 07/15/31	1,085,266
250,000	EUR	Eurobank SA, 6.25% (5 yr. EURIBOR ICE Swap + 3.79%)(b)(f)(n)	291,879
200,000	EUR	Eurobank SA, 6.63% (5 yr. EURIBOR ICE Swap + 4.45%)(b)(f)(m)(n)	241,005
173,000		EUSHI Finance, Inc., 7.63% (5 yr. CMT + 3.14%), due 12/15/54(b)	179,785
246,000	EUR	Eutelsat Communications SACA, 5.75%, due 03/15/31 144A	288,332
275,000		Everforth, Inc., 4.63%, due 05/15/28 144A	254,832
404,000		EZCORP, Inc., 7.38%, due 04/01/32 144A	424,436
138See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
450,000		Fair Isaac Corp., 4.00%, due 06/15/28 144A	440,502
830,000		Fair Isaac Corp., 6.25%, due 09/15/34 144A	818,043
1,950,000		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, due 01/15/29 144A	1,897,136
2,021,000		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, due 01/15/30(m) 144A	1,983,402
792,406		FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 01/31/41(f)	805,283
1,260,000		Fiesta Purchaser, Inc., 7.88%, due 03/01/31 144A	1,271,833
2,840,000		Fiesta Purchaser, Inc., 9.63%, due 09/15/32 144A	2,789,027
900,000		First Abu Dhabi Bank PJSC, 4.79% (1 day USD SOFR + 1.15%), due 06/03/31(b) 144A	899,802
895,000		First Eagle Holdings, Inc., 7.25%, due 08/15/32 144A	902,067
240,000		First Quantum Minerals Ltd., 6.38%, due 02/15/36 144A	235,715
255,000		FirstCash, Inc., 6.13%, due 05/01/34 144A	253,961
180,000		Five Point Operating Co. LP, 8.00%, due 10/01/30 144A	184,400
800,000	EUR	Flora Food Management BV, 7.50%, due 10/31/30(f)(m)	912,696
1,750,000		Flutter Treasury DAC, 6.38%, due 04/29/29 144A	1,779,934
180,000		FMC Corp., 5.65%, due 05/18/33(m)	161,574
590,000		FMC Corp., 8.00%, due 06/01/31 144A	614,479
120,000		FMC Corp., 8.45% (5 yr. CMT + 4.37%), due 11/01/55(b)	87,482
4,010,000		Focus Financial Partners LLC, 6.75%, due 09/15/31 144A	4,036,979
1,050,000		Ford Motor Credit Co. LLC, 2.90%, due 02/16/28	1,014,470
885,000		Fortescue Treasury Pty. Ltd., 4.38%, due 04/01/31 144A	842,813
467,000		Fortrea Holdings, Inc., 7.50%, due 07/01/30(m) 144A	473,757
1,490,000		Fortress Intermediate 3, Inc., 7.50%, due 06/01/31 144A	1,516,641
1,145,000	EUR	Fortune Star BVI Ltd., 3.95%, due 10/02/26(f)	1,308,548
1,100,000		Freedom Mortgage Corp., 6.63%, due 01/15/27 144A	1,100,599
90,000		Freedom Mortgage Holdings LLC, 6.88%, due 05/01/31 144A	87,414
1,805,000		Freedom Mortgage Holdings LLC, 8.38%, due 04/01/32 144A	1,837,358
497,000		Freedom Mortgage Holdings LLC, 9.13%, due 05/15/31 144A	514,470
400,000		FS KKR Capital Corp., 3.13%, due 10/12/28	376,702
700,000		FS KKR Capital Corp., 6.13%, due 01/15/31(m)	673,297
163,000		FS KKR Capital Corp., 7.50%, due 08/01/31	162,409
77,000		FS KKR Capital Corp., 7.88%, due 01/15/29	79,091
535,000		FS Luxembourg SARL, 8.13%, due 02/11/36(m) 144A	485,927
400,000		FS Luxembourg SARL, 8.63%, due 06/25/33(f)	383,152
255,000		FS Luxembourg SARL, 8.63%, due 06/25/33(f)	244,259
1,500,000		FTAI Aviation Investors LLC, 5.50%, due 05/01/28 144A	1,497,273
701,000		Gap, Inc., 3.63%, due 10/01/29(m) 144A	660,981
150,000		Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, due 05/31/32 144A	157,600
1,275,000		Gartner, Inc., 3.75%, due 10/01/30 144A	1,164,977
270,000		Gates Corp., 6.88%, due 07/01/29 144A	276,488
860,000		GB AIT Buyer, Inc., 8.75%, due 04/30/34 144A	863,362
555,000		GC Treasury Center Co. Ltd., 6.50% (5 yr. CMT + 2.82%)(b)(m)(n) 144A	549,222
1,685,000		GDZ Elektrik Dagitim AS, 9.00%, due 10/15/29 144A	1,629,473
578,000		GDZ Elektrik Dagitim AS, 9.00%, due 10/15/29(f)	559,262
500,000		Gen Digital, Inc., 6.25%, due 04/01/33 144A	493,149
205,000		General Motors Financial Co., Inc., 5.70% (5 yr. CMT + 5.00%)(b)(m)(n)	205,072
700,000		Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, due 03/15/34	695,006
600,000		Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, due 05/15/33	624,454
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
459,000		Genmab AS/Genmab Finance LLC, 6.25%, due 12/15/32 144A	468,025
400,000		Genmab AS/Genmab Finance LLC, 7.25%, due 12/15/33 144A	417,303
195,000		Genworth Holdings, Inc., 6.50%, due 06/15/34	194,151
2,895,000		Global Medical Response, Inc., 7.38%, due 10/01/32 144A	3,001,825
525,000		GLP Capital LP/GLP Financing II, Inc., 5.63%, due 09/15/34	521,164
900,000		GLP Capital LP/GLP Financing II, Inc., 5.75%, due 06/01/28	910,540
885,000		GLP China Holdings Ltd., 7.75%, due 04/30/29(f)	758,797
745,000		GLP Pte. Ltd., 4.60% (5 yr. CMT + 3.73%)(b)(f)(n)	396,244
1,570,000		GLP Pte. Ltd., 7.87% (5 yr. CMT + 3.74%)(b)(f)(n)	910,128
925,000		GLP Pte. Ltd., 9.75%, due 05/20/28(f)	784,080
1,325,000		Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, due 03/01/29 144A	1,249,024
2,160,000		Goat Holdco LLC, 6.75%, due 02/01/32 144A	2,215,398
800,000		goeasy Ltd., 6.88%, due 05/15/30 144A	712,680
1,871,000		goeasy Ltd., 6.88%, due 02/15/31(m) 144A	1,656,199
125,000		goeasy Ltd., 7.38%, due 10/01/30(m) 144A	112,683
300,000		goeasy Ltd., 9.25%, due 12/01/28 144A	294,773
750,000		Gohl Capital Holdings Ltd., 7.63% (5 yr. CMT + 3.71%)(b)(f)(n)	726,604
835,000		Gohl Capital Holdings Ltd., 8.30% (5 yr. CMT + 4.26%)(b)(f)(n)	806,913
300,000		Gohl Capital Holdings Ltd., 8.30% (5 yr. CMT + 4.26%)(b)(f)(n)	289,909
680,000		Gol Finance, Inc., 14.38%, due 06/06/30(f)	668,950
760,000		Golomt Bank, 7.95%, due 05/14/29 144A	764,843
605,000		Golomt Bank, 11.00%, due 05/20/27(f)	627,432
2,025,000		Goodyear Tire & Rubber Co., 8.88%, due 07/15/32	2,043,914
190,000		Graham Holdings Co., 5.63%, due 12/01/33 144A	188,875
460,000		Granite Construction, Inc., 6.38%, due 06/15/34 144A	468,902
1,064,000		Gray Media, Inc., 4.75%, due 10/15/30(m) 144A	765,238
115,000		Gray Media, Inc., 5.38%, due 11/15/31 144A	77,246
643,000		Gray Media, Inc., 9.63%, due 07/15/32(m) 144A	621,157
1,720,000		Great Canadian Gaming Corp./Raptor LLC, 8.75%, due 11/15/29 144A	1,722,181
400,000		Green Palm Bidco SARL, 6.46%, due 06/30/46 144A	405,453
420,000	EUR	Grifols SA, 3.88%, due 10/15/28(f)	477,461
632,000		Grifols SA, 4.75%, due 10/15/28 144A	619,769
276,923	EUR	Grifols SA, 7.50%, due 05/01/30(f)	330,058
900,000		Grupo Aeromexico SAB de CV, 8.25%, due 11/15/29 144A	921,060
1,290,000		Grupo Televisa SAB, 5.00%, due 05/13/45	883,237
365,000		Grupo Televisa SAB, 5.25%, due 05/24/49	249,703
315,000		Grupo Televisa SAB, 6.13%, due 01/31/46	244,212
500,000	EUR	GSG Bidco Ltd., 4.70%, due 06/15/31(f)	573,819
792,090		Guara Norte SARL, 5.20%, due 06/15/34(f)	766,276
216,000		HA Sustainable Infrastructure Capital, Inc., 7.13% (5 yr. CMT + 3.48%), due 11/15/56(b)	219,798
258,000		HA Sustainable Infrastructure Capital, Inc., 8.00% (5 yr. CMT + 4.30%), due 06/01/56(b)	273,483
1,025,000		HAH Group Holding Co. LLC, 9.75%, due 10/01/31 144A	918,420
320,000		Hanwha Totalenergies Petrochemical Co. Ltd., 5.50%, due 07/18/29(f)	312,548
870,000		Harvest Midstream I LP, 6.75%, due 05/15/34 144A	882,806
550,000		HCA, Inc., 7.50%, due 11/06/33	618,529
75,000		HealthEquity, Inc., 4.50%, due 10/01/29 144A	72,960
545,000	GBP	Heathrow Funding Ltd., 6.75%, due 12/03/28(f)	730,449
205,000		Helix Energy Solutions Group, Inc., 9.75%, due 03/01/29 144A	215,006
70,000		Hilton Domestic Operating Co., Inc., 3.63%, due 02/15/32 144A	64,103
140See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
2,000,000		Hilton Domestic Operating Co., Inc., 4.00%, due 05/01/31 144A	1,891,050
325,000		Hilton Domestic Operating Co., Inc., 5.50%, due 09/15/31 144A	326,012
270,000		HLF Financing SARL LLC/Herbalife International, Inc., 4.88%, due 06/01/29 144A	252,977
65,000		HLF Financing SARL LLC/Herbalife International, Inc., 7.75%, due 05/01/33 144A	65,929
213,000	EUR	HomeVi SASU, 6.63%, due 10/31/31 144A	247,759
422,000		Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, due 02/15/31 144A	409,099
700,000		HPS Corporate Lending Fund, 6.30%, due 08/19/31 144A	698,481
200,000		HSBC Holdings PLC, 4.60% (5 yr. CMT + 3.65%)(b)(n)	188,370
600,000		HSBC Holdings PLC, 4.62% (1 day USD SOFR + 1.19%), due 11/06/31(b)	591,626
796,000		HSBC Holdings PLC, 6.75% (5 yr. CMT + 2.51%)(b)(n)	801,627
200,000		HTA Group Ltd., 7.50%, due 06/04/29 144A	204,869
1,000,000		HUB International Ltd., 7.25%, due 06/15/30 144A	1,026,757
2,155,000		HUB International Ltd., 7.38%, due 01/31/32 144A	2,194,878
370,000		Hudson Pacific Properties LP, 3.25%, due 01/15/30(m)	323,956
295,000		Hudson Pacific Properties LP, 4.65%, due 04/01/29	280,110
1,440,000		Huntsman International LLC, 5.70%, due 10/15/34	1,387,125
120,000		HUT 8 DC LLC, 6.19%, due 11/15/42 144A	121,596
600,000	EUR	Ibercaja Banco SA, 9.13% (5 yr. EUR Swap + 6.83%)(b)(f)(n)	738,513
8,058,000,000	UZS	ICBC Standard Bank PLC, 20.00%, due 12/13/29(h)(i) 144A	670,538
500,000	GBP	Iceland Bondco PLC, 4.38%, due 05/15/28(f)	657,013
45,000		iHeartCommunications, Inc., 9.13%, due 05/01/29 144A	43,703
35,000		iHeartCommunications, Inc., 10.88%, due 05/01/30 144A	30,433
1,470,000		IHO Verwaltungs GmbH, 7.38% (CASH CPN 7.375% / PIK 8.125%.), due 05/15/33 144A	1,529,323
1,100,000		IHS Holding Ltd., 6.25%, due 11/29/28(f)	1,093,736
440,000		IIFL Finance Ltd., 7.60%, due 09/10/29 144A	442,441
100,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28(f)(m)	114,731
265,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28 144A	304,037
1,350,000		Indofood CBP Sukses Makmur Tbk. PT, 4.75%, due 06/09/51(f)	1,094,934
286,000		Industrial F&B Investments III, Inc., 7.75%, due 02/11/33 144A	291,664
1,318,000		Industrial Subordinated Trust 2.0, 6.55% (5 yr. CMT + 2.86%), due 04/15/36(b) 144A	1,339,273
900,000		Ingevity Corp., 3.88%, due 11/01/28 144A	872,477
430,000		Insight Enterprises, Inc., 6.63%, due 05/15/32 144A	437,324
205,000		Insulet Corp., 6.50%, due 04/01/33 144A	208,088
320,000	EUR	International Personal Finance PLC, 10.75%, due 12/14/29(f)	387,274
325,000		Intesa Sanpaolo SpA, 4.20% (1 yr. CMT + 2.60%), due 06/01/32(b) 144A	306,901
250,000		Intesa Sanpaolo SpA, 6.01% (1 yr. CMT + 1.50%), due 06/29/37(b) 144A	251,762
250,000	EUR	Intesa Sanpaolo SpA, 6.38% (5 yr. EURIBOR ICE Swap + 4.04%)(b)(f)(n)	303,332
475,000		Intesa Sanpaolo SpA, 8.25% (1 yr. CMT + 4.40%), due 11/21/33(b)(m) 144A	549,177
650,000		ION Platform Finance U.S., Inc./ION Platform Finance SARL, 8.75%, due 05/01/29 144A	580,617
325,000		ION Platform Finance U.S., Inc./ION Platform Finance SARL, 9.00%, due 08/01/29(m) 144A	289,443
200,000	EUR	IPD 3 BV, 5.50%, due 06/15/31(f)	223,220
500,000	EUR	Iron Mountain, Inc., 4.75%, due 01/15/34 144A	569,606
290,000		Iron Mountain, Inc., 4.88%, due 09/15/29 144A	284,715
400,000		Iron Mountain, Inc., 5.25%, due 03/15/28 144A	399,709
555,000		Iron Mountain, Inc., 6.25%, due 01/15/35 144A	557,857
280,000		Ithaca Energy North Sea PLC, 8.13%, due 10/15/29 144A	290,430
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,314,000		ITT Holdings LLC, 6.50%, due 08/01/29 144A	1,299,349
805,000		Ittihad International II Ltd., 7.38%, due 11/13/30 144A	813,838
925,000		Ivanhoe Mines Ltd., 7.88%, due 01/23/30 144A	936,410
506,000		Ivanhoe Mines Ltd., 7.88%, due 01/23/30(f)(m)	512,242
610,000		Jacobs Entertainment, Inc., 6.75%, due 02/15/29 144A	598,230
640,000		Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32 144A	640,431
1,060,000		Jane Street Group/JSG Finance, Inc., 6.75%, due 05/01/33 144A	1,090,646
1,730,000		Jane Street Group/JSG Finance, Inc., 7.13%, due 04/30/31 144A	1,789,618
970,000		Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, due 08/15/28 144A	937,318
1,245,000		JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, due 09/20/31 144A	1,129,300
55,000		JH North America Holdings, Inc., 5.88%, due 01/31/31 144A	55,300
2,150,000		Jones Deslauriers Insurance Management, Inc., 6.88%, due 10/01/33 144A	1,995,432
750,000	GBP	Kane Bidco Ltd., 7.75%, due 07/15/31 144A	1,009,309
700,000	EUR	Kapla Holding SAS, 5.00%, due 04/30/31(f)	806,045
1,000,000		Kaspi.KZ JSC, 5.90%, due 04/28/31 144A	999,148
500,000		Kilroy Realty LP, 5.88%, due 10/15/35	494,399
212,000	EUR	King U.S. Bidco, Inc., 5.45% (3 mo. EURIBOR + 3.25%), due 12/01/32(b) 144A	245,480
335,000		Kodiak Gas Services LLC, 6.50%, due 10/01/33 144A	339,766
613,000		Kodiak Gas Services LLC, 6.75%, due 10/01/35(m) 144A	629,230
285,000		Korn Ferry, 4.63%, due 12/15/27 144A	283,733
453,000		LABL, Inc., 8.63%, due 10/01/31(m)(o) 144A	213,078
187,001		LABL, Inc., 9.50%, due 11/01/28(o) 144A	86,772
860,000		Lamar Media Corp., 5.38%, due 11/01/33 144A	843,505
461,000		Lamb Weston Holdings, Inc., 4.13%, due 01/31/30 144A	442,307
500,000		Las Vegas Sands Corp., 5.30%, due 05/15/31	498,234
600,000		Las Vegas Sands Corp., 5.65%, due 05/18/33	600,216
800,000		Latam Airlines Group SA, 7.88%, due 04/15/30 144A	833,400
286,000		LBM Acquisition LLC, 6.25%, due 01/15/29(m) 144A	208,120
767,000		LBM Acquisition LLC, 9.50%, due 06/15/31 144A	683,941
750,000		LCM Investments Holdings II LLC, 4.88%, due 05/01/29 144A	730,612
225,000		LCPR Senior Secured Financing DAC, 5.13%, due 07/15/29(m) 144A	124,507
525,000		Level 3 Financing, Inc., 6.88%, due 06/30/33 144A	539,729
1,175,000		Level 3 Financing, Inc., 7.00%, due 03/31/34 144A	1,212,398
255,000		Level 3 Financing, Inc., 7.50%, due 02/15/37 144A	261,956
345,000		Level 3 Financing, Inc., 8.50%, due 01/15/36 144A	370,747
100,000	EUR	Levi Strauss & Co., 4.00%, due 08/15/30 144A	115,019
2,075,000		LFS Topco LLC, 8.75%, due 07/15/30(m) 144A	2,085,914
100,000		LifePoint Health, Inc., 7.00%, due 05/01/34 144A	95,919
1,500,000		LifePoint Health, Inc., 8.38%, due 02/15/32 144A	1,563,250
1,694,000		Light & Wonder International, Inc., 6.25%, due 10/01/33 144A	1,685,547
307,000		Lincoln National Corp., 9.25% (5 yr. CMT + 5.32%)(b)(n)	323,483
150,000	EUR	Lion/Polaris Lux Midco SARL, 5.75% (3 mo. EURIBOR + 3.63%), due 07/01/29(b)(f)	172,988
950,000		Live Nation Entertainment, Inc., 4.75%, due 10/15/27 144A	948,438
1,310,000		Lsf12 Helix Parent LLC, 7.13%, due 02/01/33 144A	1,271,637
220,000		Lumen Technologies, Inc., 4.50%, due 01/15/29 144A	211,603
600,000		Luminis SA, 9.65% (3 mo. USD Term SOFR + 5.98%), due 09/15/38(b)(f)(i)	708,270
160,000		M/I Homes, Inc., 3.95%, due 02/15/30	152,121
210,000		Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, due 12/01/32 144A	213,926
142See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
600,000		Matador Resources Co., 6.25%, due 04/15/33 144A	598,118
750,000		Match Group Holdings II LLC, 3.63%, due 10/01/31 144A	675,263
260,000		Match Group Holdings II LLC, 6.13%, due 09/15/33 144A	257,135
75,000		Mauser Packaging Solutions Holding Co., 7.88%, due 04/15/30 144A	76,714
2,743,000		McAfee Corp., 7.38%, due 02/15/30(m) 144A	2,333,105
750,000		McGraw-Hill Education, Inc., 7.38%, due 09/01/31 144A	762,814
2,550,000		McGraw-Hill Education, Inc., 8.00%, due 08/01/29 144A	2,556,775
772,000		Medco Cypress Tree Pte. Ltd., 8.63%, due 05/19/30(f)	805,181
700,000	EUR	Mehilainen Yhtiot OYJ, 5.13%, due 06/30/32(f)	809,351
3,956,168		Meridian Arc Holdco LLC, 6.25%, due 04/30/31 144A	3,967,621
550,000		Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 02/15/31 144A	464,488
600,000	GBP	Metro Bank Holdings PLC, 12.00% (1 yr. U.K. Government Bond + 7.81%), due 04/30/29(b)(f)	876,780
625,000	GBP	Metro Bank Holdings PLC, 13.88% (5 yr. U.K. Government Bond + 9.57%)(b)(f)(n)	966,470
525,000		MGM China Holdings Ltd., 6.25%, due 05/15/33 144A	513,356
980,000		MHP Lux SA, 6.25%, due 09/19/29(f)	912,937
1,204,000		MHP Lux SA, 10.50%, due 07/28/29(m) 144A	1,255,539
1,462,000		Midcap Financial Issuer Trust, 6.50%, due 05/01/28 144A	1,460,770
600,000		Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	584,419
1,685,000		Millicom International Cellular SA, 4.50%, due 04/27/31(f)	1,573,748
300,000		Mineral Resources Ltd., 7.00%, due 04/01/31 144A	310,749
470,000	EUR	MKS, Inc., 4.25%, due 02/15/34(f)	531,996
580,000		Molina Healthcare, Inc., 3.88%, due 05/15/32 144A	524,696
750,000		Molina Healthcare, Inc., 4.38%, due 06/15/28 144A	737,377
520,000		Molina Healthcare, Inc., 6.25%, due 01/15/33 144A	521,226
180,000		Molina Healthcare, Inc., 6.50%, due 02/15/31 144A	183,338
987,000		Moss Creek Resources Holdings, Inc., 8.25%, due 09/01/31 144A	979,046
100,000	EUR	Motion Finco SARL, 7.38%, due 06/15/30(f)	99,764
1,200,000		Motion Finco SARL, 8.38%, due 02/15/32 144A	1,014,439
389,000	EUR	MPT Operating Partnership LP/MPT Finance Corp., 0.99%, due 10/15/26	438,637
500,000		MPT Operating Partnership LP/MPT Finance Corp., 8.50%, due 02/15/32 144A	512,245
725,000		MSU Green Energy, 9.75%, due 06/16/36 144A	718,946
1,255,000		Muangthai Capital PCL, 7.55%, due 07/21/30 144A	1,280,764
269,000		Muangthai Capital PCL, Class S, 7.55%, due 07/21/30(f)	274,674
700,000		Muthoot Finance Ltd., 5.75%, due 08/04/30 144A	686,021
660,000		Muthoot Finance Ltd., 6.38%, due 03/02/30 144A	659,217
194,000		Nabors Industries, Inc., 7.63%, due 11/15/32 144A	198,619
306,000		Nabors Industries, Inc., 9.13%, due 01/31/30(m) 144A	319,966
600,000		National Health Investors, Inc., 5.35%, due 02/01/33	594,272
3,960,000		National Mentor Holdings, Inc., 10.50%, due 12/15/30 144A	4,176,576
700,000		Navient Corp., 5.00%, due 03/15/27	694,916
1,341,000		NBK Tier 1 Ltd., 6.38% (6 yr. CMT + 2.40%)(b)(n) 144A	1,351,358
1,623,000		NBK Tier 1 Ltd., 6.38% (6 yr. CMT + 2.40%)(b)(f)(n)	1,635,515
200,000		NCL Corp. Ltd., 6.75%, due 02/01/32 144A	199,691
625,000		NCR Atleos Corp., 9.50%, due 04/01/29 144A	666,761
100,000	EUR	Neinor Homes SA, 5.88%, due 02/15/30 144A	118,092
800,000		Nemak SAB de CV, 3.63%, due 06/28/31(f)	692,956
475,000		Neptune Bidco U.S., Inc., 9.29%, due 04/15/29 144A	484,791
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
600,000		Neptune Bidco U.S., Inc., 9.50%, due 02/15/33 144A	607,384
300,000	EUR	New Immo Holding SA, 3.25%, due 07/23/27(f)	342,308
500,000	EUR	New Immo Holding SA, 4.88%, due 12/08/28(f)	574,154
400,000	EUR	New Immo Holding SA, 5.50%, due 04/23/31(f)	459,463
200,000		Newmark Group, Inc., 7.50%, due 01/12/29	209,633
429,000		Nexstar Media, Inc., 6.50%, due 09/15/33 144A	429,258
346,000		Nexstar Media, Inc., 7.25%, due 04/15/34 144A	345,462
140,000		NextEra Energy Capital Holdings, Inc., 6.63% (5 yr. CMT + 1.69%), due 10/01/66(b)	142,210
1,600,000		NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, due 02/15/32 144A	1,666,389
500,000	EUR	Nidda Healthcare Holding GmbH, 5.38%, due 10/23/30(f)	576,610
2,875,000		Nissan Motor Acceptance Co. LLC, 5.63%, due 09/29/28 144A	2,870,420
363,000		Nissan Motor Co. Ltd., 8.13%, due 07/17/35 144A	384,584
1,200,000		Noble Finance II LLC, 6.25%, due 06/15/34 144A	1,176,842
583,000		Northern Oil & Gas, Inc., 7.88%, due 10/15/33(m) 144A	579,700
1,200,000	EUR	Nova Ljubljanska Banka DD, 6.50% (5 yr. EURIBOR ICE Swap + 4.08%)(b)(f)(n)	1,391,825
700,000		Novelis Corp., 3.88%, due 08/15/31 144A	638,007
500,000		Novelis Corp., 4.75%, due 01/30/30 144A	483,929
578,000		Novelis Corp., 6.38%, due 08/15/33 144A	582,577
500,000		NRG Energy, Inc., 3.63%, due 02/15/31 144A	464,534
750,000		NRG Energy, Inc., 6.25%, due 11/01/34(m) 144A	759,723
2,731,000		OAK-Eagle Acquireco, Inc., 7.25%, due 07/01/33 144A	2,858,405
574,000		OAK-Eagle Acquireco, Inc., 8.75%, due 07/01/34 144A	609,543
220,000		Oceaneering International, Inc., 6.00%, due 02/01/28	223,708
225,000		Oceaneering International, Inc., 6.88%, due 07/15/34(p) 144A	228,672
1,413,000		OCP SA, 6.74% (5 yr. CMT + 2.75%)(b)(n) 144A	1,404,995
1,138,000		OCP SA, 7.37% (5 yr. CMT + 3.22%)(b)(n) 144A	1,135,027
530,000	EUR	Odido Group Holding BV, 5.50%, due 01/15/30(f)	611,379
1,600,000	EUR	Olympus Water U.S. Holding Corp., 6.13%, due 02/15/33(f)	1,842,150
260,000		Olympus Water U.S. Holding Corp., 7.25%, due 06/15/31 144A	263,467
1,690,000		Olympus Water U.S. Holding Corp., 7.25%, due 02/15/33 144A	1,672,631
1,350,000		ON Semiconductor Corp., 3.88%, due 09/01/28 144A	1,317,547
750,000		OneMain Finance Corp., 3.50%, due 01/15/27	744,006
3,475,000		OneMain Finance Corp., 6.63%, due 05/15/29	3,547,659
77,000		OneMain Finance Corp., 6.75%, due 09/15/33	76,321
750,000		ONEOK, Inc., 5.45%, due 06/01/47	688,988
755,000		Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, due 08/01/30(m) 144A	748,626
500,000	EUR	Opal Bidco SAS, 5.50%, due 03/31/32(f)	591,358
1,500,000		Open Text Holdings, Inc., 4.13%, due 02/15/30 144A	1,375,203
295,000		Open Text Holdings, Inc., 4.13%, due 12/01/31 144A	259,170
1,610,000		Option Care Health, Inc., 4.38%, due 10/31/29 144A	1,547,885
58,000		Oracle Corp., 5.38%, due 07/15/40	51,126
50,000		Oracle Corp., 5.70%, due 02/04/36	48,440
148,000		Oracle Corp., 6.70%, due 02/04/56	139,385
80,000		Osaic Holdings, Inc., 8.00%, due 08/01/33 144A	80,355
440,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, due 03/15/30 144A	427,013
1,045,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 6.00%, due 06/15/34 144A	1,043,625
800,000		Pacific Gas & Electric Co., 5.70%, due 03/01/35	808,677
2,725,000		Pacific Gas & Electric Co., 6.00%, due 08/15/35	2,810,560
650,000		PacifiCorp, 5.45%, due 02/15/34	657,751
144See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
457,000		Par Petroleum LLC, 7.38%, due 06/01/34 144A	462,730
400,000		Paramount Global, 4.38%, due 03/15/43	258,381
700,000		Paramount Global, 4.85%, due 07/01/42	473,629
400,000		Paramount Global, 4.90%, due 08/15/44	264,590
500,000		Paramount Global, 4.95%, due 01/15/31	464,920
1,200,000		Paramount Global, 5.85%, due 09/01/43	899,093
330,000		Paramount Global, 6.38% (5 yr. CMT + 4.00%), due 03/30/62(b)(m)	282,596
1,000,000		Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, due 08/15/28 144A	979,661
860,000		Pediatrix Medical Group, Inc., 5.38%, due 02/15/30 144A	850,616
870,000		Penn Entertainment, Inc., 6.75%, due 04/01/31 144A	875,067
325,000		PennyMac Financial Services, Inc., 6.88%, due 05/15/32 144A	318,335
250,000		Perenti Finance Pty. Ltd., 7.50%, due 04/26/29 144A	257,227
700,000		Performance Food Group, Inc., 4.25%, due 08/01/29 144A	679,813
876,000		Performance Food Group, Inc., 6.13%, due 09/15/32 144A	887,809
1,200,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.75%, due 02/03/31 144A	1,170,805
1,200,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, due 02/03/36 144A	1,149,060
45,000		Petco Health & Wellness Co., Inc., 8.25%, due 02/01/31 144A	45,381
500,000		Petroleos de Venezuela SA, 5.38%, due 04/12/27(f)(o)	184,500
810,743		Petroleos de Venezuela SA, 6.00%, due 05/16/24(f)(o)	305,650
3,163,000		Petroleos de Venezuela SA, 6.00%, due 11/15/26(f)(o)	1,194,032
2,543,000		Petroleos de Venezuela SA, 9.75%, due 05/17/35(f)(o)	1,137,484
1,475,000		Petroleos del Peru SA, 5.63%, due 06/19/47(f)	1,055,591
2,075,000		Petroleos Mexicanos, 5.95%, due 01/28/31	2,052,180
3,600,000		Petroleos Mexicanos, 6.38%, due 01/23/45	3,071,379
300,000		Petroleos Mexicanos, 6.63%, due 06/15/35	291,476
870,000		Petroleos Mexicanos, 6.75%, due 09/21/47	745,355
2,140,000		Petroleos Mexicanos, 10.00%, due 02/07/33	2,520,752
290,000		PG&E Corp., 7.38% (5 yr. CMT + 3.88%), due 03/15/55(b)	295,692
450,000	EUR	Picard Groupe SAS, 6.38%, due 07/01/29(f)	531,883
2,120,000		Pingan Real Estate Capital Ltd., 3.45%, due 07/29/26(f)	2,106,375
860,000		Pioneer Opco LLC, 7.00%, due 05/15/33 144A	876,215
325,000	EUR	Piraeus Bank SA, 3.38% (1 yr. EURIBOR ICE Swap + 0.98%), due 12/02/31(b)(f)	369,291
2,150,000		Planet Financial Group LLC, 10.50%, due 12/15/29 144A	2,124,888
420,000	EUR	Playtech PLC, 5.88%, due 06/28/28(f)	488,842
289,000		Playtika Holding Corp., 4.25%, due 03/15/29 144A	258,911
2,100,000		Post Holdings, Inc., 4.50%, due 09/15/31 144A	1,970,994
3,080,000		Post Holdings, Inc., 6.25%, due 10/15/34 144A	3,027,975
1,800,000		PR RNO Property Owner 1 LLC, 6.50%, due 05/01/31 144A	1,798,644
295,000		Precision Drilling Corp., 6.88%, due 01/15/29 144A	296,726
335,000		Prestige Brands, Inc., 3.75%, due 04/01/31 144A	308,051
147,000		Prestige Brands, Inc., 6.25%, due 07/15/34(p) 144A	147,000
1,450,000		Prime Healthcare Services, Inc., 9.38%, due 09/01/29 144A	1,515,691
250,000		Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, due 04/30/29 144A	244,191
600,000		PRIO Luxembourg Holding SARL, 6.75%, due 10/15/30 144A	588,750
327,000		PROG Holdings, Inc., 6.00%, due 11/15/29 144A	318,933
450,000		QatarEnergy, 4.63%, due 06/23/29 144A	447,254
1,200,000		QNB Finance Ltd., 4.68% (1 day USD SOFR + 1.05%), due 04/27/29(b) 144A	1,206,027
160,000		Qnity Electronics, Inc., 5.75%, due 08/15/32 144A	161,052
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
226,000		Qnity Electronics, Inc., 6.25%, due 08/15/33 144A	230,223
500,000	EUR	Q-Park Holding I BV, 4.25%, due 09/01/30(f)	578,978
3,030,000		Quikrete Holdings, Inc., 6.38%, due 03/01/32 144A	3,095,621
1,890,000		Quikrete Holdings, Inc., 6.75%, due 03/01/33 144A	1,927,579
760,000		QXO Building Products, Inc., 6.50%, due 07/15/31 144A	774,992
600,000		QXO Building Products, Inc., 6.75%, due 04/30/32 144A	619,910
65,000		QXO Building Products, Inc., 6.88%, due 07/15/34 144A	66,766
160,000		Rackspace Finance LLC, 3.50%, due 05/15/28 144A	146,000
1,675,000		Radiology Partners, Inc., 8.50%, due 07/15/32 144A	1,750,122
1,500,000		Railworks Holdings LP/Railworks Rally, Inc., 8.25%, due 11/15/28 144A	1,503,504
865,000		Rakuten Group, Inc., 9.75%, due 04/15/29 144A	940,666
1,500,000		Rand Parent LLC, 8.50%, due 02/15/30 144A	1,555,014
3,761,000		Raven Acquisition Holdings LLC, 6.88%, due 11/15/31 144A	3,678,543
750,000	EUR	RAY Financing LLC, 6.50%, due 07/15/31(f)	866,866
2,771,000		Realtruck Group, Inc., 6.25%, due 07/31/31 144A	553,923
700,000		Renew Treasury Ifsc Pvt Ltd., 6.50%, due 02/02/31 144A	692,772
1,400,000		Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29(f)	1,258,914
475,000		Rfna LP, 7.88%, due 02/15/30 144A	478,924
155,000		RingCentral, Inc., 8.50%, due 08/15/30 144A	162,244
305,000		Rithm Capital Corp., 8.00%, due 04/01/29 144A	306,472
250,000		Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, due 02/01/33 144A	253,888
301,000		RLJ Lodging Trust LP, 4.00%, due 09/15/29 144A	286,873
2,045,000		Road Michigan Property Owner I LLC, 7.50%, due 03/30/45 144A	2,039,365
890,000		Rocket Cos., Inc., 6.13%, due 08/01/31 144A	909,622
90,000		Rocket Cos., Inc., 6.50%, due 06/15/34 144A	92,424
1,525,000		Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, due 03/01/31 144A	1,427,712
1,600,000		Rocket Software, Inc., 6.50%, due 02/15/29(m) 144A	1,442,076
986,000		Rocket Software, Inc., 9.00%, due 11/28/28 144A	980,938
750,000		Ryan Specialty LLC, 5.88%, due 08/01/32 144A	738,339
740,000		Saavi Energia SARL, 8.88%, due 02/10/35(f)	810,485
880,000	EUR	Samhallsbyggnadsbolaget I Norden Holding AB, 0.75%, due 11/14/28(f)	889,905
1,450,000	EUR	Samhallsbyggnadsbolaget I Norden Holding AB, 1.13%, due 09/26/29(f)(m)	1,388,027
160,000	EUR	Samhallsbyggnadsbolaget I Norden Holding AB, 2.38%, due 08/04/26(f)	182,877
800,000		Sammons Financial Group, Inc., 6.88%, due 04/15/34 144A	856,706
1,135,000		SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA, 3.75%, due 08/02/28(f)	1,096,586
700,000		Sasol Financing USA LLC, 8.75%, due 04/10/33 144A	725,046
221,000		Saturn Oil & Gas, Inc., 9.63%, due 06/15/29 144A	230,549
1,000,000		Science Applications International Corp., 4.88%, due 04/01/28 144A	993,428
2,130,000		Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 03/01/30 144A	1,822,075
750,000		SCIH Salt Holdings, Inc., 4.88%, due 05/01/28 144A	740,256
250,000		SCIH Salt Holdings, Inc., 6.63%, due 05/01/29 144A	248,028
200,000		SCOR SE, 5.25% (5 yr. CMT + 2.37%)(b)(f)(n)	192,428
1,049,000		Scripps Escrow II, Inc., 3.88%, due 01/15/29 144A	957,845
505,000		Scripps Escrow II, Inc., 5.38%, due 01/15/31 144A	304,162
1,430,000		SE Cosmos LLC, 8.88%, due 05/01/31 144A	1,471,323
600,000		Seadrill Finance Ltd., 8.38%, due 08/01/30 144A	629,411
1,600,000		Seagate Data Storage Technology Pte. Ltd., 5.75%, due 12/01/34 144A	1,627,179
146See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,125,000		Select Medical Corp., 6.25%, due 12/01/32 144A	1,093,611
625,000		Service Corp. International, 3.38%, due 08/15/30	580,212
700,000		Service Properties Trust, 5.03%, due 09/30/28(l) 144A	649,923
341,000	EUR	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, due 05/15/33 144A	382,430
1,437,000		Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 08/15/32 144A	1,440,753
230,000		Silk Road Group Holding LLC, 7.50%, due 09/15/30(m) 144A	232,765
550,000		Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, due 03/01/29 144A	531,700
1,975,000		Sirius XM Radio LLC, 3.88%, due 09/01/31 144A	1,794,835
917,000		Six Flags Entertainment Corp., 7.25%, due 05/15/31(m) 144A	912,163
264,000		Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, due 01/15/32(m) 144A	272,010
330,000		Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 05/01/32 144A	334,532
1,500,000		SLM Corp., 6.50%, due 01/31/30	1,521,400
1,577,000		Snap, Inc., 6.88%, due 03/01/33 144A	1,538,083
200,000	EUR	Societe Generale SA, 6.13% (5 yr. EURIBOR ICE Swap + 3.78%)(b)(f)(n)	236,312
200,000	EUR	Sogecap SA, 6.25% (5 yr. EURIBOR ICE Swap + 3.75%)(b)(f)(m)(n)	234,540
2,666,000		Sonangol Finance Ltd., 10.00%, due 01/29/31 144A	2,689,657
1,050,000		Sotheby's, 8.25%, due 04/15/31 144A	1,045,362
96,000		South Bow Canadian Infrastructure Holdings Ltd., 7.63% (5 yr. CMT + 3.95%), due 03/01/55(b)	100,595
1,200,000		Southern California Edison Co., 5.63%, due 02/01/36	1,202,978
1,584,000		Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, due 10/15/29 144A	1,458,855
280,000		SS&C Technologies, Inc., 5.50%, due 09/30/27 144A	280,089
1,200,000		SS&C Technologies, Inc., 6.50%, due 06/01/32 144A	1,211,035
775,000		Stagwell Global LLC, 5.63%, due 08/15/29 144A	748,061
140,000		Standard Building Solutions, Inc., 6.25%, due 08/01/33 144A	139,150
500,000		Standard Building Solutions, Inc., 6.50%, due 08/15/32 144A	503,347
1,350,000		Standard Industries, Inc., 4.38%, due 07/15/30 144A	1,283,162
348,000		Staples, Inc., 10.75%, due 09/01/29 144A	332,256
392,000		Star Parent, Inc., 9.00%, due 10/01/30 144A	410,739
500,000		Starwood Property Trust, Inc., 5.75%, due 01/15/31 144A	497,487
620,000		Starwood Property Trust, Inc., 7.25%, due 04/01/29 144A	640,908
1,760,000		Station Casinos LLC, 6.63%, due 03/15/32(m) 144A	1,788,345
652,000		Stillwater Mining Co., 4.50%, due 11/16/29(f)	624,405
75,000		Stingray Compute LLC, 6.00%, due 06/15/31 144A	75,242
680,000		Stonebriar ABF Issuer LLC, 7.00%, due 08/15/31(p) 144A	680,510
932,000		Stonebriar ABF Issuer LLC, 8.13%, due 12/15/30 144A	975,101
145,000		Stonex Escrow Issuer LLC, 6.88%, due 07/15/32 144A	149,221
845,000		Studio City Finance Ltd., 5.00%, due 01/15/29(f)	810,090
140,000		Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.50%, due 12/15/35 144A	135,378
200,000		Sumisho Air Lease Corp., 4.13% (5 yr. CMT + 3.15%)(b)(m)(n)	195,949
300,000		SunCoke Energy, Inc., 4.88%, due 06/30/29 144A	284,086
420,000		Sunoco LP, 5.38%, due 07/15/31 144A	414,500
1,200,000		Sunoco LP, 5.63%, due 03/15/31 144A	1,191,733
1,164,000		Sunoco LP, 5.63%, due 07/15/34 144A	1,136,739
597,000		Sunoco LP, 6.25%, due 07/01/33 144A	602,639
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
3,070,000		Surgery Center Holdings, Inc., 7.25%, due 04/15/32 144A	3,111,724
430,000	EUR	Sword Purchaser LLC, 7.25%, due 04/15/33 144A	515,592
250,000		Sword Purchaser LLC, 8.25%, due 04/15/33 144A	258,835
1,000,000		Synaptics, Inc., 4.00%, due 06/15/29(m) 144A	987,686
245,000		Synchrony Financial, 7.25%, due 02/02/33	255,500
340,000		Talen Energy Supply LLC, 6.38%, due 05/01/33 144A	339,714
1,102,000		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	1,103,045
150,000		Talos Production, Inc., 9.38%, due 02/01/31 144A	157,634
725,000		TC Ziraat Bankasi AS, 8.99% (5 yr. CMT + 4.33%), due 08/02/34(b)(f)	752,506
350,000	EUR	TeamSystem SpA, 5.70% (3 mo. EURIBOR + 3.50%), due 07/31/31(b)(f)(m)	397,867
520,000	EUR	TeamSystem SpA, 6.50%, due 07/01/32(p) 144A	594,394
600,000	EUR	Techem Verwaltungsgesellschaft 675 GmbH, 4.63%, due 07/15/32(f)	691,453
3,030,000		Teine Energy Ltd., 6.88%, due 04/15/29 144A	3,035,545
1,995,000		Telecom Argentina SA, 8.50%, due 01/20/36 144A	2,089,630
650,000		Telecom Argentina SA, 9.25%, due 05/28/33 144A	694,360
120,000		Telecom Italia Capital SA, 7.72%, due 06/04/38	137,907
115,000	EUR	Telecommunications Co. Telekom Srbija AD Belgrade, 6.75%, due 05/18/33(m) 144A	135,161
941,000	EUR	Telecommunications Co. Telekom Srbija AD Belgrade, 7.13%, due 05/18/36(m) 144A	1,108,028
470,000		Telecommunications Co. Telekom Srbija AD Belgrade, 7.25%, due 05/18/31 144A	469,155
1,000,000		Telenet Finance Luxembourg Notes SARL, 5.50%, due 03/01/28 144A	977,688
105,000		TELUS Corp., 7.00% (5 yr. CMT + 2.71%), due 10/15/55(b)	108,848
750,000		Tenneco, Inc., 8.00%, due 11/17/28 144A	755,114
635,000		Termocandelaria Power SA, 7.75%, due 09/17/31 144A	651,634
320,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 4.38%, due 05/09/30	373,093
368,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 7.38%, due 09/15/29	465,352
900,000		TGNR Intermediate Holdings LLC, 5.50%, due 10/15/29 144A	886,159
600,000		TGS ASA, 8.50%, due 01/15/30 144A	630,955
165,000		Thor Industries, Inc., 4.00%, due 10/15/29 144A	156,739
125,000		Tidewater, Inc., 9.13%, due 07/15/30 144A	133,858
690,000	GBP	Time Warner Cable LLC, 5.25%, due 07/15/42	750,248
200,000		TK Elevator U.S. Newco, Inc., 5.25%, due 07/15/27 144A	200,171
25,000		T-Mobile USA, Inc., 4.63%, due 01/15/33	24,453
100,000		TopBuild Corp., 3.63%, due 03/15/29 144A	100,000
760,000		TopBuild Corp., 4.13%, due 02/15/32 144A	769,698
1,380,000		Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 05/15/30 144A	1,302,146
379,000		Transcanada Trust, 5.60% (5 yr. CMT + 3.99%), due 03/07/82(b)	375,001
88,000		Transcanada Trust, 5.88% (3 mo. USD LIBOR + 4.64%), due 08/15/76(b)	88,112
890,000		TransDigm, Inc., 6.13%, due 07/31/34 144A	889,968
1,705,000		TransDigm, Inc., 6.38%, due 05/31/33 144A	1,722,362
1,635,000		TransDigm, Inc., 6.75%, due 01/31/34 144A	1,678,203
645,000		TransMontaigne Partners LLC, 8.50%, due 06/15/30 144A	657,603
847,000		Transocean International Ltd., 6.80%, due 03/15/38(m)	786,182
320,000		Transocean International Ltd., 7.50%, due 04/15/31	323,323
675,000		Travel & Leisure Co., 4.50%, due 12/01/29 144A	653,525
850,000		Trident Energy Finance PLC, 12.50%, due 11/30/29(f)	894,732
502,000		Trident TPI Holdings, Inc., 12.75%, due 12/31/28 144A	503,273
165,000		TriNet Group, Inc., 7.13%, due 08/15/31 144A	166,054
458,000		Trivium Packaging Finance BV, 8.25%, due 07/15/30 144A	484,210
148See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
3,838,000		Tronox, Inc., 4.63%, due 03/15/29(m) 144A	2,690,011
250,000		Tronox, Inc., 9.13%, due 09/30/30(m) 144A	251,342
397,000		Trust 2401, 6.39%, due 01/15/50 144A	369,887
203,000		Trust Fibra Uno, 6.39%, due 01/15/50(f)	186,823
1,350,000		Turkiye Is Bankasi AS, 9.13% (5 yr. CMT + 4.63%)(b)(f)(n)	1,373,329
135,000		Turning Point Brands, Inc., 7.63%, due 03/15/32 144A	140,035
300,000		Tutor Perini Corp., 6.63%, due 07/15/33(p) 144A	302,079
260,000		Tutor Perini Corp., 11.88%, due 04/30/29 144A	283,403
300,000		Twilio, Inc., 3.63%, due 03/15/29(m)	289,477
600,000		Twilio, Inc., 3.88%, due 03/15/31(m)	565,635
1,750,000		U.S. Acute Care Solutions LLC, 9.75%, due 05/15/29 144A	1,652,149
290,000		U.S. Foods, Inc., 4.63%, due 06/01/30 144A	283,322
171,500		U.S. Renal Care, Inc., 10.63%, due 06/28/28 144A	159,495
590,000		UBS Group AG, 7.00% (5 yr. USD SOFR ICE Swap + 3.08%)(b)(n) 144A	602,336
275,000		UBS Group AG, 7.00% (5 yr. USD SOFR ICE Swap + 3.30%)(b)(f)(n)	276,243
680,000		UBS Group AG, 9.25% (5 yr. CMT + 4.75%)(b)(n) 144A	732,222
1,400,000		UKG, Inc., 6.88%, due 02/01/31 144A	1,360,981
650,000		Under Armour, Inc., 7.25%, due 07/15/30 144A	656,614
285,000		UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(b) 144A	286,622
350,000	EUR	Unipol Assicurazioni SpA, 6.00% (5 yr. EURIBOR ICE Swap + 3.24%)(b)(f)(n)	408,119
101,641		United Airlines Pass-Through Trust, 3.10%, due 04/07/30	97,614
100,000	EUR	United Group BV, 5.25%, due 02/01/30(f)	115,325
225,000	EUR	United Group BV, 6.38%, due 05/14/33 144A	262,825
500,000	EUR	United Group BV, 6.50%, due 10/31/31(f)	591,045
490,000	EUR	United Group BV, 6.75%, due 02/15/31(f)	585,168
650,000		United Rentals North America, Inc., 3.75%, due 01/15/32	603,070
850,000		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, due 04/15/28 144A	847,863
449,000		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, due 06/15/32(m) 144A	468,783
1,000,000		Univision Communications, Inc., 4.50%, due 05/01/29 144A	955,469
2,930,000		Univision Communications, Inc., 8.88%, due 04/15/33 144A	2,886,354
295,000		Upbound Group, Inc., 6.38%, due 02/15/29 144A	292,609
92,000		Urban One, Inc., 7.63%, due 04/01/31 144A	33,350
500,000		UWM Holdings LLC, 6.25%, due 03/15/31 144A	446,002
1,050,000		Valaris Ltd., 8.38%, due 04/30/30 144A	1,090,864
758,000		Vale Overseas Ltd., 6.00% (5 yr. CMT + 2.43%), due 02/25/56(b) 144A	759,137
600,000		Vedanta Resources Finance II PLC, 7.00%, due 07/13/32(p) 144A	597,522
375,000		Vedanta Resources Finance II PLC, 7.38%, due 07/13/34(p) 144A	372,058
375,000		Vedanta Resources Finance II PLC, 7.75%, due 07/13/37(p) 144A	373,241
605,000		Vedanta Resources Finance II PLC, 9.48%, due 07/24/30 144A	613,435
350,000		Vedanta Resources Finance II PLC, 9.85%, due 04/24/33 144A	379,752
1,536,000		Vedanta Resources Finance II PLC, 9.85%, due 04/24/33 144A	1,667,193
200,000		Vedanta Resources Finance II PLC, 9.85%, due 04/24/33(f)	217,082
1,565,000		Vedanta Resources Finance II PLC, 10.88%, due 09/17/29 144A	1,664,049
1,455,000		Velocity Commercial Capital LLC, 9.38%, due 02/15/31(m) 144A	1,509,274
1,060,000		Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	1,011,650
1,375,000		Venture Global Calcasieu Pass LLC, 6.25%, due 01/15/30 144A	1,408,913
599,000		Venture Global LNG, Inc., 8.38%, due 06/01/31 144A	623,741
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,700,000		Venture Global LNG, Inc., 9.50%, due 02/01/29 144A	1,830,579
4,320,000		Venture Global LNG, Inc., 9.88%, due 02/01/32 144A	4,613,596
750,000		Venture Global Plaquemines LNG LLC, 6.13%, due 12/15/30 144A	767,729
200,000		Venture Global Plaquemines LNG LLC, 6.50%, due 01/15/34 144A	208,488
185,000		Venture Global Plaquemines LNG LLC, 6.50%, due 06/15/34 144A	192,821
1,410,000		Venture Global Plaquemines LNG LLC, 6.75%, due 01/15/36 144A	1,495,701
750,000		Venture Global Plaquemines LNG LLC, 7.50%, due 05/01/33 144A	823,465
330,000		Venture Global Plaquemines LNG LLC, 7.75%, due 05/01/35 144A	370,243
2,140,000		Veon Midco BV, 7.45%, due 06/01/33 144A	2,136,334
425,532	EUR	Verisure Midholding AB, 5.25%, due 02/15/29(f)(m)	487,957
80,000		Verizon Communications, Inc., 6.05% (5 yr. CMT + 1.81%), due 05/14/58(b)	80,762
156,000		Verizon Communications, Inc., 6.20% (5 yr. CMT + 2.04%), due 05/14/56(b)	157,770
150,000		Vermilion Energy, Inc., 6.88%, due 05/01/30 144A	149,797
80,000		Vermilion Energy, Inc., 7.25%, due 02/15/33 144A	78,691
78,000		Versant Media Group, Inc., 7.25%, due 01/30/31 144A	80,745
245,000		VF Corp., 6.00%, due 10/15/33	247,891
295,589		VF Ukraine PAT via VFU Funding PLC, 9.63%, due 02/11/27(f)	294,811
410,000		VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, due 06/15/31 144A	429,055
470,000	EUR	Via Celere Desarrollos Inmobiliarios SA, 4.88%, due 04/15/31(f)	524,138
1,825,000		VICI Properties LP/VICI Note Co., Inc., 3.88%, due 02/15/29 144A	1,773,501
772,000		Victoria's Secret & Co., 4.63%, due 07/15/29 144A	752,326
1,750,000		Viking Baked Goods Acquisition Corp., 8.63%, due 11/01/31 144A	1,773,285
270,000		Viking Cruises Ltd., 5.88%, due 10/15/33 144A	270,555
1,100,000		Viking Cruises Ltd., 9.13%, due 07/15/31 144A	1,153,179
478,000		Virgin Media Finance PLC, 5.00%, due 07/15/30 144A	363,950
468,000		Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, due 03/15/33(m) 144A	376,414
789,000		VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, due 02/01/30(m) 144A	751,533
90,000		VistaJet Malta Finance PLC/Vista Management Holding, Inc., 8.75%, due 01/15/32(m) 144A	89,230
250,000		VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, due 06/01/28(m) 144A	253,319
1,285,000		Vivo Energy Investments BV, 5.13%, due 09/24/27(f)	1,270,624
390,000		VM Consolidated, Inc., 5.50%, due 04/15/29 144A	344,371
900,000		Vmed O2 U.K. Financing I PLC, 4.25%, due 01/31/31 144A	740,914
2,700,000		Vmed O2 U.K. Financing I PLC, 4.75%, due 07/15/31 144A	2,221,003
300,000	EUR	Vmed O2 U.K. Financing I PLC, 5.63%, due 04/15/32(f)	302,312
235,000		Vmed O2 U.K. Financing I PLC, 6.75%, due 01/15/33 144A	199,193
150,000		VoltaGrid LLC, 7.38%, due 11/01/30 144A	155,798
650,000		Vornado Realty LP, 5.75%, due 02/01/33	652,549
473,000		Voyager Parent LLC, 9.25%, due 07/01/32 144A	500,497
500,000		VT Topco, Inc., 8.50%, due 08/15/30 144A	507,705
2,200,000		VZ Secured Financing BV, 5.00%, due 01/15/32 144A	1,927,607
300,000		VZ Secured Financing BV, 7.50%, due 01/15/33 144A	287,405
155,000		W&T Offshore, Inc., 10.75%, due 02/01/29(m) 144A	158,385
275,000		Wabash National Corp., 4.50%, due 10/15/28(m) 144A	255,799
2,500,000		Wand NewCo 3, Inc., 7.63%, due 01/30/32 144A	2,587,127
1,360,000		Wayfair LLC, 6.75%, due 11/15/32 144A	1,397,702
1,330,000		WE Soda Investments Holding PLC, 9.38%, due 02/14/31(f)	1,300,999
260,000		WE Soda Investments Holding PLC, 9.38%, due 02/14/31 144A	254,331
150See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,088,000		WE Soda Investments Holding PLC, 9.50%, due 10/06/28(f)	1,093,101
725,000		Weatherford International Ltd., 6.75%, due 10/15/33 144A	740,117
550,000		Well Link Life Insurance Co. Ltd., 7.88% (5 yr. CMT + 3.83%), due 06/23/36(b)(f)	548,452
95,000		WESCO Distribution, Inc., 5.25%, due 04/15/31 144A	94,263
190,000		WESCO Distribution, Inc., 5.50%, due 04/15/34(m) 144A	188,429
750,000		WESCO Distribution, Inc., 6.38%, due 03/15/33 144A	770,049
305,000		Western Alliance Bancorp, 5.92% (3 mo. USD Term SOFR + 2.25%), due 06/15/31(b)(m)	296,826
2,170,000		WEX, Inc., 6.50%, due 03/15/33 144A	2,162,318
76,000		Whirlpool Corp., 4.75%, due 02/26/29	70,983
126,000		Whirlpool Corp., 6.50%, due 06/15/33(m)	109,378
160,000		Whirlpool Corp., 7.50%, due 07/01/31 144A	162,312
1,006,000		Wilsonart LLC, 11.00%, due 08/15/32(m) 144A	816,353
775,000		Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/01/31 144A	817,695
1,158,000		Wolverine World Wide, Inc., 4.00%, due 08/15/29 144A	1,091,871
525,000		Woodside Finance Ltd., 6.00%, due 05/19/35	545,520
200,000	EUR	Worldline SA, 5.50%, due 06/10/30(f)(m)	208,994
1,372,000		WR Grace Holdings LLC, 5.63%, due 08/15/29(m) 144A	1,290,636
309,000		WR Grace Holdings LLC, 6.63%, due 08/15/32 144A	299,930
600,000		WR Grace Holdings LLC, 7.00%, due 08/01/33 144A	584,750
972,000		WULF Compute LLC, 7.75%, due 10/15/30 144A	1,021,536
600,000		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27 144A	600,069
700,000		Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, due 02/15/31 144A	740,149
155,000		Xerox Holdings Corp., 8.88%, due 11/30/29 144A	68,200
821,000		Yapi ve Kredi Bankasi AS, 8.25% (5 yr. CMT + 4.44%)(b)(f)(n)	803,619
725,000		Yapi ve Kredi Bankasi AS, 9.25% (5 yr. CMT + 5.28%), due 01/17/34(b)(f)	753,053
838,695		Yinson Bergenia Production BV, 8.50%, due 01/31/45 144A	896,565
262,293		Yinson Boronia Production BV, 8.95%, due 07/31/42(f)	288,672
1,125,000		YPF SA, 6.95%, due 07/21/27(f)	1,135,606
2,435,000		YPF SA, 7.00%, due 09/30/33(e)(f)	2,500,368
1,270,000		Yum! Brands, Inc., 3.63%, due 03/15/31	1,182,628
735,365		Zayo Group Holdings, Inc., 9.25%, due 03/09/30 144A	735,082
1,050,000		ZF North America Capital, Inc., 6.88%, due 04/23/32 144A	1,033,651
500,000		ZF North America Capital, Inc., 7.13%, due 04/14/30 144A	504,807
905,000		ZF North America Capital, Inc., 7.50%, due 03/24/31 144A	911,732
145,000		Ziff Davis, Inc., 4.63%, due 10/15/30 144A	136,411
310,000		Ziggo BV, 4.88%, due 01/15/30 144A	291,198
900,000		ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, due 02/01/29(m) 144A	732,692
200,000		Zurich Finance Ireland DAC, 3.00% (5 yr. CMT + 2.78%), due 04/19/51(b)(f)	180,508
			729,381,487
		Mortgage Backed Securities - Private Issuers — 4.3%
315,000		ALA Trust, Series 2025-OANA, Class D, 6.72% (1 mo. USD Term SOFR + 3.09%), due 06/15/40(b) 144A	316,972
265,000		Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.08%, due 01/25/67(c) 144A	222,835
2,343,769		Angel Oak Mortgage Trust, Series 2025-8, Class A1, 5.41%, due 07/25/70(e) 144A	2,343,935
900,000		ARZ Trust, Series 2024-BILT, Class F, 8.27%, due 06/11/39 144A	918,915
450,000		BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class CNM, 3.84%, due 11/05/32(c) 144A	430,613
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
270,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class DNM, 3.84%, due 11/05/32(c) 144A	254,419
1,280,000	Bank, Series 2022-BNK42, Class A5, 4.49%, due 06/15/55(c)	1,240,663
1,020,000	Bank, Series 2024-BNK48, Class A5, 5.05%, due 10/15/57	1,020,805
1,588,180	Barclays Mortgage Loan Trust, Series 2022-RPL1, Class B, 7.25%, due 02/25/28(e) 144A	1,602,446
280,000	BBCMS Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	264,937
1,300,000	BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.86%, due 02/15/57	1,334,289
196,382	BX Commercial Mortgage Trust, Series 2021-21M, Class A, 4.47% (1 mo. USD Term SOFR + 0.84%), due 10/15/36(b) 144A	196,394
650,566	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 4.59% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(b) 144A	650,624
236,064	BX Commercial Mortgage Trust, Series 2022-AHP, Class A, 4.62% (1 mo. USD Term SOFR + 0.99%), due 01/17/39(b) 144A	236,151
1,285,000	BX Trust, Series 2025-DELC, Class F, 7.58% (1 mo. USD Term SOFR + 3.95%), due 12/15/42(b) 144A	1,289,047
1,110,000	BX Trust, Series 2025-GW, Class E, 7.28% (1 mo. USD Term SOFR + 3.65%), due 07/15/42(b) 144A	1,120,170
75,928	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.08%, due 12/15/47(c) 144A	74,691
911,794	Chase Home Lending Mortgage Trust, Series 2025-RPL1, Class A1A, 3.38%, due 04/25/65(c) 144A	813,929
270,000	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.47%, due 10/12/50	265,617
288,434	COMM Mortgage Trust, Series 2012-CR3, Class B, 3.92%, due 10/15/45 144A	281,532
1,968,000	COMM Mortgage Trust, Series 2015-LC19, Class D, 2.87%, due 02/10/48 144A	1,852,976
798,000	COMM Mortgage Trust, Series 2015-LC19, Class E, 4.57%, due 02/10/48(c) 144A	737,743
2,075,000	COMM Mortgage Trust, Series 2024-CBM, Class E, 8.19%, due 12/10/41(c) 144A	2,073,892
1,015,212	Cross Mortgage Trust, Series 2025-H9, Class A1, 5.04%, due 11/25/70(c) 144A	1,007,764
1,000,000	CSMC Trust, Series 2018-RPL9, Class A2, 3.92%, due 09/25/57(c) 144A	941,851
465,000	CSMC Trust, Series 2020-NQM1, Class B1, 4.46%, due 05/25/65(c) 144A	434,046
530,000	Deephaven Residential Mortgage Trust, Series 2026-INV2, Class B2, 6.71%, due 02/25/71(c) 144A	510,235
1,666,221	Extended Stay America Trust, Series 2025-ESH, Class F, 7.73% (1 mo. USD Term SOFR + 4.10%), due 10/15/42(b) 144A	1,687,439
763,590	Extended Stay America Trust, Series 2026-ESH2, Class F, 7.38% (1 mo. USD Term SOFR + 3.75%), due 02/15/43(b) 144A	774,226
800,594	Finance of America HECM Buyout, Series 2025-HB1, Class A, 4.50%, due 11/25/35(c) 144A	792,113
445,000	GCAT Trust, Series 2026-NQM2, Class B1, 6.61%, due 02/25/71(c) 144A	434,451
280,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.71%, due 06/10/47(c) 144A	38,067
1,268,169	GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10%, due 07/25/65(e) 144A	1,228,513
109,261	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 4.65% (1 mo. USD Term SOFR + 1.01%), due 06/20/35(b)	101,973
150,000	Home Re Ltd., Series 2026-1, Class B1, 7.83% (30 day USD SOFR Average + 4.20%), due 01/25/36(b) 144A	152,959
170,000	Home Re Ltd., Series 2026-1, Class M1C, 6.23% (30 day USD SOFR Average + 2.60%), due 01/25/36(b) 144A	171,232
1,210,000	Home Re Ltd., Series 2026-1, Class M2, 6.83% (30 day USD SOFR Average + 3.20%), due 01/25/36(b) 144A	1,222,102
710,000	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.47%, due 05/10/39(c) 144A	718,005
1,600,000	HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.60%, due 05/10/39(c) 144A	1,617,012
152See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
300,000	Imperial Fund Mortgage Trust, Series 2021-NQM4, Class B2, 4.10%, due 01/25/57(c) 144A	231,262
1,300,000	Imperial Fund Mortgage Trust, Series 2022-NQM1, Class B1, 4.08%, due 02/25/67(c) 144A	1,024,989
2,785,000	Imperial Fund Mortgage Trust, Series 2022-NQM3, Class B2, 4.41%, due 05/25/67(c) 144A	2,309,087
1,175,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class E, 3.69%, due 12/15/47(c) 144A	1,112,041
961,273	JP Morgan Seasoned Mortgage Trust, Series 2025-1, Class A4, 3.66%, due 01/25/63(c) 144A	891,731
1,715,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class B, 5.51%, due 09/15/47(c)	1,677,434
1,359,791	MFA Trust, Series 2026-INVR1, Class A1, 5.39%, due 12/25/59(c) 144A	1,355,188
1,502,448	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class E, 3.91%, due 05/15/46(c) 144A	1,352,628
340,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class C, 4.31%, due 11/15/52(c)	307,126
1,837,310	Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1, 5.44%, due 07/25/70(c) 144A	1,835,344
843,298	Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM10, Class A1FC, 5.02%, due 11/25/70(e) 144A	839,390
490,000	MSWF Commercial Mortgage Trust, Series 2023-1, Class A4, 5.47%, due 05/15/56	502,467
1,470,000	NCMF Trust, Series 2025-MFS, Class E, 7.78%, due 06/10/33(c) 144A	1,472,447
217,454	New Residential Mortgage Loan Trust, Series 2017-5A, Class B4, 5.54%, due 06/25/57(c) 144A	214,688
893,219	New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1, 5.09%, due 10/25/65(c) 144A	886,723
1,484,404	OBX Trust, Series 2025-R1, Class A1, 4.94%, due 09/25/62(e) 144A	1,469,744
1,039,204	Oceanview Mortgage Trust, Series 2025-3, Class AF1, 4.58% (30 day USD SOFR Average + 0.95%), due 05/25/55(b) 144A	1,040,830
900,497	Pretium Mortgage Credit Partners LLC, Series 2025-RPL3, Class A1, 4.15%, due 04/25/65(e) 144A	875,101
2,630,000	Pretium Mortgage Credit Partners LLC, Series 2025-RPL3, Class M1, 4.15%, due 04/25/65(e) 144A	2,508,946
383,000	Pretium Mortgage Credit Partners LLC, Series 2025-RPL5, Class M2, 4.15%, due 01/25/70(e) 144A	346,124
730,000	Pretium Mortgage Credit Partners LLC, Series 2025-RPL6, Class A2, 3.85%, due 09/25/69(e) 144A	687,757
1,100,000	Pretium Mortgage Credit Partners LLC, Series 2025-RPL6, Class M2, 3.85%, due 09/25/69(e) 144A	961,080
515,000	Pretium Mortgage Credit Partners LLC, Series 2026-RPL1, Class A2, 4.15%, due 01/25/70(e) 144A	488,251
528,000	Pretium Mortgage Credit Partners LLC, Series 2026-RPL1, Class M1, 4.15%, due 01/25/70(e) 144A	500,247
343,000	Pretium Mortgage Credit Partners LLC, Series 2026-RPL1, Class M2, 4.15%, due 01/25/70(e) 144A	322,357
715,613	PRPM LLC, Series 2025-3, Class A1, 6.26%, due 05/25/30(e) 144A	715,894
868,484	PRPM LLC, Series 2025-4, Class A1, 6.18%, due 06/25/30(e) 144A	866,792
850,993	PRPM LLC, Series 2025-5, Class A1, 5.73%, due 07/25/30(e) 144A	848,416
130,000	PRPM LLC, Series 2025-5, Class A2, 8.57%, due 07/25/30(e) 144A	129,533
864,860	PRPM LLC, Series 2025-6, Class A1, 5.77%, due 08/25/28(e) 144A	862,680
866,827	PRPM LLC, Series 2025-7, Class A1, 5.50%, due 08/25/30(e) 144A	863,887
245,000	PRPM LLC, Series 2025-7, Class A2, 7.45%, due 08/25/30(e) 144A	244,707
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
951,000	PRPM LLC, Series 2025-8, Class A2, 7.20%, due 10/25/30(e) 144A	948,554
725,447	PRPM LLC, Series 2025-RCF3, Class A1, 5.25%, due 07/25/55(e) 144A	722,595
390,792	PRPM LLC, Series 2025-RCF4, Class A1, 4.50%, due 08/25/55(e) 144A	383,695
850,874	PRPM LLC, Series 2025-RCF6, Class A1, 4.94%, due 12/25/55(e) 144A	840,782
820,000	PRPM LLC, Series 2025-RPL4, Class M1A, 3.00%, due 05/25/55(e) 144A	753,836
2,454,695	PRPM LLC, Series 2025-RPL5, Class A1, 4.50%, due 06/25/65(e) 144A	2,396,073
939,278	PRPM LLC, Series 2026-1, Class A1, 5.19%, due 02/25/31(e) 144A	928,149
280,000	PRPM LLC, Series 2026-1, Class A2, 6.47%, due 02/25/31(e) 144A	276,423
560,000	PRPM LLC, Series 2026-2, Class A2, 6.47%, due 02/25/31(e) 144A	546,402
2,123,000	PRPM LLC, Series 2026-4, Class A2, 6.82%, due 06/25/31(e) 144A	2,124,178
150,000	RCO VIII Mortgage LLC, Series 2025-3, Class A2, 8.84%, due 05/25/30(e) 144A	150,285
2,155,000	ROCK Trust, Series 2024-CNTR, Class E, 8.82%, due 11/13/41 144A	2,252,182
786,353	Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A1, 5.73%, due 02/25/65(e) 144A	788,760
400,000	SG Residential Mortgage Trust, Series 2022-1, Class B2, 3.95%, due 03/27/62(c) 144A	289,733
1,675,000	SLG Office Trust, Series 2026-OMA, Class E, 7.19%, due 04/15/41(c) 144A	1,679,378
900,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B1, 3.83%, due 01/28/50(c) 144A	869,979
165,875	Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A2, 4.32% (1 mo. USD Term SOFR + 0.67%), due 05/25/45(b)	130,109
590,000	Towd Point Mortgage Trust, Series 2019-4, Class B1B, 3.50%, due 10/25/59(c) 144A	459,441
556,903	Towd Point Mortgage Trust, Series 2026-1, Class A1A, 4.10%, due 01/25/66(c) 144A	548,539
187,461	UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, due 12/15/50	184,761
830,570	Verus Securitization Trust, Series 2025-R1, Class A1, 5.40%, due 05/25/65(e) 144A	829,952
236,489	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR16, Class 2A2, 3.91%, due 12/25/36(c)	213,753
1,155,000	WBHT Commercial Mortgage Trust, Series 2025-WBM, Class E, 7.81% (1 mo. USD Term SOFR + 4.19%), due 06/15/42(b) 144A	1,150,928
1,950,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class D, 3.33%, due 12/15/49(c) 144A	1,775,421
112,229	Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, 6.11%, due 04/25/36(c)	110,704
475,000	WHARF Commercial Mortgage Trust, Series 2025-DC, Class E, 7.98%, due 07/15/40(c) 144A	481,053
1,900,000	Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.53%, due 11/10/36 144A	1,566,936
2,450,000	X-Caliber Funding LLC, Series 2025-VFN1, Class A, 6.60% (1 mo. USD Term SOFR + 2.97%), due 06/17/30(b) 144A	2,448,175
1,350,000	X-Caliber Funding LLC, Series 2026-HPL, Class A, 6.77% (1 mo. USD Term SOFR + 3.15%), due 02/15/46(b) 144A	1,343,755
		88,315,005
	Mortgage Backed Securities - U.S. Government Agency Obligations — 6.0%
1,275,000	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class B1, 10.48%, (30 day USD SOFR Average + 6.85%), due 11/25/51(b) 144A	1,358,644
819,221	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q034, Class APT2, 3.00%, due 07/25/54(c)	794,193
93,895	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 1.95%, due 11/25/57(c)	35,459
360,451	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-3, Class M, 4.75%, due 08/25/57(c) 144A	349,810
154See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
197,001	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, due 07/25/58(c) 144A	197,163
510,572	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, due 10/25/58(c)	503,101
512,794	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M, 4.50%, due 02/25/59(c) 144A	496,994
323,111	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, due 08/25/59(c) 144A	314,951
489,925	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, due 11/25/59(c) 144A	475,920
565,445	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-3, Class M, 4.25%, due 05/25/60(c) 144A	552,010
345,174	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2021-1, Class M, 4.25%, due 09/25/60 144A	337,551
96,410	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2021-3, Class BXS, 7.65%, due 03/25/61(c) 144A	57,800
1,200,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class B2, 10.73%, (30 day USD SOFR Average + 7.10%), due 01/25/42(b) 144A	1,237,201
1,850,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA2, Class B2, 11.34%, (30 day USD SOFR Average + 7.71%), due 03/25/50(b) 144A	2,208,082
2,900,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class B2, 11.43%, (30 day USD SOFR Average + 7.80%), due 11/25/41(b) 144A	2,972,371
3,105,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2, 9.13%, (30 day USD SOFR Average + 5.50%), due 12/25/41(b) 144A	3,164,335
2,475,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 9.63%, (30 day USD SOFR Average + 6.00%), due 10/25/41(b) 144A	2,510,596
2,920,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2, 10.63%, (30 day USD SOFR Average + 7.00%), due 04/25/42(b) 144A	3,049,670
1,840,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B2, 11.28%, (30 day USD SOFR Average + 7.65%), due 01/25/42(b) 144A	1,902,507
500,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B2, 13.13%, (30 day USD SOFR Average + 9.50%), due 03/25/42(b) 144A	528,471
1,250,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R03, Class 1B2, 13.48%, (30 day USD SOFR Average + 9.85%), due 03/25/42(b) 144A	1,324,258
430,759	Government National Mortgage Association REMIC, Series 2014-H23, Class FA, 4.41%, (1 mo. USD Term SOFR + 0.76%), due 11/20/64(b)	431,878
37,046	Government National Mortgage Association REMIC, Series 2015-H32, Class FA, 4.51%, (1 mo. USD Term SOFR + 0.86%), due 12/20/65(b)	37,206
6,200,000	Uniform Mortgage-Backed Security, TBA, 4.00%, due 07/01/56	5,795,532
15,950,000	Uniform Mortgage-Backed Security, TBA, 4.50%, due 08/01/56	15,267,764
11,975,000	Uniform Mortgage-Backed Security, TBA, 5.00%, due 07/01/56	11,768,265
6,400,000	Uniform Mortgage-Backed Security, TBA, 5.00%, due 08/01/56	6,282,011
24,601,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 07/01/56	24,683,450
21,380,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 08/01/56	21,419,919
14,825,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 08/01/56	15,107,932
		125,165,044
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — 17.4%
2,500,000		Abu Dhabi Government International Bonds, 4.63%, due 04/20/33 144A	2,491,866
1,195,000		Africa Finance Corp., 7.50%, (5 yr. CMT + 3.02%)(b)(f)(n)	1,213,705
2,356,000		Angola Government International Bonds, 8.75%, due 04/14/32 144A	2,380,192
700,000		Angola Government International Bonds, 8.75%, due 04/14/32(f)	707,299
521,000		Angola Government International Bonds, 9.13%, due 11/26/49(f)	490,110
1,171,000		Angola Government International Bonds, 9.38%, due 05/08/48(f)	1,128,273
406,000		Angola Government International Bonds, 9.88%, due 10/15/35(f)	424,160
56,686		Argentina Republic Government International Bonds, 0.75%, due 07/09/30(e)	50,309
2,290,082		Argentina Republic Government International Bonds, 0.75%, due 07/09/30(e)	2,031,990
3,854		Argentina Republic Government International Bonds, 1.00%, due 07/09/29	3,528
7,336,949		Argentina Republic Government International Bonds, 3.50%, due 07/09/41(e)	5,502,712
3,731,214		Argentina Republic Government International Bonds, 4.13%, due 07/09/35(e)	2,990,568
685,428		Argentina Republic Government International Bonds, 4.13%, due 07/09/35(e)	550,399
4,100,000		Argentina Republic Government International Bonds, 4.13%, due 07/09/46(e)	3,144,700
1,281,033		Argentina Republic Government International Bonds, 5.00%, due 01/09/38(e)	1,070,303
37,500,000	MXN	Asian Infrastructure Investment Bank, 9.88%, due 02/08/38(f)(l)	727,026
1,219,000		Bahamas Government International Bonds, 8.25%, due 06/24/36 144A	1,369,230
670,000		Bahamas Government International Bonds, 8.25%, due 06/24/36(f)	752,571
215,000		Bahamas Government International Bonds, 8.95%, due 10/15/32(f)	241,778
433,000		Bahrain Government International Bonds, 5.25%, due 01/25/33(f)	395,855
439,000		Bahrain Government International Bonds, 5.63%, due 05/18/34(f)	401,288
1,000,000		Bahrain Government International Bonds, 7.13%, due 06/10/36 144A	990,018
1,098,000	EUR	Benin Government International Bonds, 4.95%, due 01/22/35(f)	1,187,035
1,170,000		Benin Government International Bonds, 7.96%, due 02/13/38(f)	1,246,858
418,000		Benin Government International Bonds, 8.38%, due 01/23/41 144A	452,209
500,000		Benin Sukuk SA, 6.20%, due 01/29/33 144A	485,780
600,000		Benin Sukuk SA, 6.20%, due 01/29/33(f)	583,148
4,030,000		Bermuda Government International Bonds, 2.38%, due 08/20/30(f)	3,661,174
1,499,000		Bermuda Government International Bonds, 3.38%, due 08/20/50(f)	1,042,150
283,000		Bermuda Government International Bonds, 5.00%, due 07/15/32(f)	285,683
3,510,000		Bermuda Government International Bonds, 5.00%, due 07/15/32(f)	3,543,275
1,295,000		Bolivia Government International Bonds, 9.45%, due 05/14/31 144A	1,328,346
163,270,360	CLP	Bonos de la Tesoreria de la Republica, 2.00%, due 03/01/35	170,373
1,155,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	1,221,796
1,355,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 04/01/33(f)	1,524,217
2,075,000		Brazil Government International Bonds, 7.25%, due 01/12/56	2,089,006
668,000	BRL	Brazil Letras do Tesouro Nacional, 13.23%, due 01/01/30(l)	81,368
1,291,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/29	230,119
2,939,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	494,012
1,955,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/33	313,821
229,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/35	35,557
121,000	EUR	Bulgaria Government International Bonds, 1.38%, due 09/23/50(f)	77,016
114,000	EUR	Bulgaria Government International Bonds, 4.13%, due 05/07/38(f)	130,946
69,000,000	JMD	Central American Bank for Economic Integration, 8.75%, due 06/17/33	433,057
5,898,000		Chile Government International Bonds, 4.34%, due 03/07/42	5,222,384
4,934,000		Chile Government International Bonds, 5.65%, due 01/13/37	5,135,307
12,240,000	CNY	China Government Bonds, 2.15%, due 08/25/55	1,769,103
784,000	EUR	Colombia Government International Bonds, 5.63%, due 02/19/36	892,979
1,125,000	EUR	Colombia Government International Bonds, 5.75%, due 11/26/34	1,312,291
156See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
2,476,000	EUR	Colombia Government International Bonds, 6.50%, due 11/26/38	2,982,383
1,100,000		Colombia Government International Bonds, 7.38%, due 09/18/37	1,170,950
2,572,000		Colombia Government International Bonds, 7.50%, due 02/02/34	2,752,040
2,581,000		Colombia Government International Bonds, 7.75%, due 11/07/36	2,819,097
2,541,000		Colombia Government International Bonds, 8.38%, due 11/07/54	2,920,880
382,799,482	COP	Colombia TES, 2.25%, due 04/18/29	100,083
1,877,086,084	COP	Colombia TES, 5.00%, due 03/20/41	477,507
1,164,000,000	COP	Colombia TES, 6.25%, due 07/09/36	231,223
8,285,555,852	COP	Colombia TES, 6.50%, due 01/22/31	2,389,804
1,059,230,636	COP	Colombia TES, 6.50%, due 02/01/62	325,553
223,100,000	COP	Colombia TES, 7.00%, due 06/30/32	51,296
431,600,000	COP	Colombia TES, 7.25%, due 10/18/34	95,117
393,400,000	COP	Colombia TES, 7.75%, due 09/18/30	98,093
864,900,000	COP	Colombia TES, 9.25%, due 05/28/42	204,622
5,131,000,000	COP	Colombia TES, 11.00%, due 08/22/29	1,440,812
3,180,000,000	COP	Colombia TES, 11.50%, due 07/25/46	894,391
34,857,700,000	COP	Colombia TES, 11.75%, due 01/24/35	9,979,999
4,934,800,000	COP	Colombia TES, 12.75%, due 11/28/40	1,511,453
13,579,000,000	COP	Colombia TES, 13.25%, due 02/09/33	4,155,431
2,486,000		Congolese International Bonds, 9.50%, due 02/17/35(f)	2,419,826
800,000		Congolese International Bonds, 9.50%, due 05/26/36(f)	773,656
1,000,000	EUR	Costa Rica Government International Bonds, 5.50%, due 11/21/30 144A	1,199,605
500,000	EUR	Costa Rica Government International Bonds, 6.00%, due 01/16/36 144A	605,184
240,000		Costa Rica Government International Bonds, 6.13%, due 02/19/31(f)	248,261
240,000		Costa Rica Government International Bonds, 6.55%, due 04/03/34(f)	256,693
200,000		Costa Rica Government International Bonds, 7.00%, due 04/04/44(f)	218,836
1,080,000		Costa Rica Government International Bonds, 7.16%, due 03/12/45(f)	1,195,754
1,124,000		Costa Rica Government International Bonds, 7.16%, due 03/12/45(f)	1,244,470
275,000		Costa Rica Government International Bonds, 7.30%, due 11/13/54(f)	311,087
6,450,000	CZK	Czech Republic Government Bonds, 1.50%, due 04/24/40	203,652
1,370,000	CZK	Czech Republic Government Bonds, 2.00%, due 10/13/33	55,066
280,000	CZK	Czech Republic Government Bonds, 4.00%, due 04/04/44	11,612
8,740,000	CZK	Czech Republic Government Bonds, 4.20%, due 12/04/36(f)	398,648
3,110,000	CZK	Czech Republic Government Bonds, 4.25%, due 10/24/34	144,511
1,500,000	CZK	Czech Republic Government Bonds, 4.50%, due 11/11/32	71,587
270,000		Dominican Republic International Bonds, 4.50%, due 01/30/30(f)	260,982
4,835,000		Dominican Republic International Bonds, 4.88%, due 09/23/32(f)	4,602,195
350,000		Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	350,928
636,000		Dominican Republic International Bonds, 5.88%, due 10/28/35(f)	629,863
1,804,000		Dominican Republic International Bonds, 5.88%, due 01/30/60(f)	1,597,442
884,000		Dominican Republic International Bonds, 6.85%, due 01/27/45(f)	909,282
1,876,000		Dominican Republic International Bonds, 6.95%, due 03/15/37(f)	1,992,687
75,600,000	DOP	Dominican Republic International Bonds, 10.75%, due 06/01/36 144A	1,377,538
15,500,000	DOP	Dominican Republic International Bonds, 13.63%, due 02/03/33(f)	313,063
2,270,000		DRC International Bonds, 8.75%, due 04/16/32 144A	2,352,852
2,747,000		Eagle Funding Luxco SARL, 5.50%, due 08/17/30 144A	2,761,559
3,050,000		Eagle Funding Luxco SARL, 5.50%, due 08/17/30(f)	3,066,165
1,625,000		Ecuador Government International Bonds, 5.00%, due 07/31/40(e)(f)	1,363,814
1,594,812		Ecuador Government International Bonds, 6.90%, due 07/31/35(e) 144A	1,468,024
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
2,678,897		Ecuador Government International Bonds, 6.90%, due 07/31/35(e)(f)	2,465,925
1,585,000		Ecuador Government International Bonds, 8.75%, due 01/29/34 144A	1,602,435
2,331,000		Ecuador Government International Bonds, 9.25%, due 01/29/39 144A	2,398,599
1,200,000		Egypt Government International Bonds, 6.59%, due 02/21/28(f)(m)	1,209,684
2,924,000		Egypt Government International Bonds, 7.90%, due 02/21/48(f)	2,690,184
4,841,000		Egypt Government International Bonds, 8.50%, due 01/31/47(f)	4,750,685
925,000		Egypt Government International Bonds, 8.50%, due 01/31/47(f)	908,995
1,863,000		Egypt Government International Bonds, 8.70%, due 03/01/49(f)	1,845,958
691,000		Egypt Government International Bonds, 8.88%, due 05/29/50(f)	692,187
800,000		El Salvador Government International Bonds, 7.12%, due 01/20/50(f)(m)	744,664
640,000		El Salvador Government International Bonds, 9.25%, due 04/17/30 144A	691,277
1,435,000		Gabon Government International Bonds, 6.63%, due 02/06/31(f)	1,238,506
250,000		Gabon Government International Bonds, 6.63%, due 02/06/31(f)	215,768
600,000		Gabon Government International Bonds, 9.50%, due 02/18/29(f)	573,888
1,375,000		Ghana Government International Bonds, 5.00%, due 07/03/35(e)(f)	1,276,838
900,000		Guatemala Government Bonds, 4.65%, due 10/07/41(f)	788,495
510,030,000	HUF	Hungary Government Bonds, 7.00%, due 10/24/35	1,868,171
2,350,000		Hungary Government International Bonds, 5.50%, due 03/26/36(f)	2,366,183
3,110,000		Hungary Government International Bonds, 6.00%, due 09/26/35 144A	3,237,611
1,441,000		Hungary Government International Bonds, 6.75%, due 09/25/52 144A	1,571,169
8,770,000	INR	India Government Bonds, 6.64%, due 06/16/35	91,040
52,580,000	INR	India Government Bonds, 7.30%, due 06/19/53	556,798
1,831,000,000	IDR	Indonesia Treasury Bonds, 5.88%, due 03/15/31	97,617
1,702,000,000	IDR	Indonesia Treasury Bonds, 6.50%, due 04/15/36	91,062
1,527,000,000	IDR	Indonesia Treasury Bonds, 6.63%, due 02/15/34	81,988
3,470,000,000	IDR	Indonesia Treasury Bonds, 7.00%, due 02/15/33	191,137
953,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 06/15/42	52,325
883,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 06/15/43	48,528
902,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 08/15/45	50,132
3,500,000	INR	International Bank for Reconstruction & Development, 6.50%, due 10/01/37	34,010
12,600,000	INR	International Bank for Reconstruction & Development, 6.75%, due 07/13/29	131,108
1,320,000		Istanbul Metropolitan Municipality, 10.50%, due 12/06/28(f)	1,417,834
756,000		Ivory Coast Government International Bonds, 6.75%, due 02/25/41 144A	733,290
1,790,000		Ivory Coast Government International Bonds, 7.63%, due 01/30/33 144A	1,915,314
1,291,000		Ivory Coast Government International Bonds, 7.63%, due 01/30/33(f)	1,382,625
510,000		Ivory Coast Government International Bonds, 8.25%, due 01/30/37(f)	565,440
108,000,000	JMD	Jamaica Government International Bonds, 9.63%, due 11/03/30	718,286
820,000		Jordan Government International Bonds, 7.75%, due 01/15/28 144A	849,194
58,653,000	KZT	Kazakhstan Government International Bonds, 7.90%, due 12/20/38 144A	76,404
107,419,000	KZT	Kazakhstan Government International Bonds, 14.00%, due 05/12/31 144A	219,077
183,802,000	KZT	Kazakhstan Government International Bonds, 14.00%, due 02/13/35 144A	377,228
72,275,000	KZT	Kazakhstan Government International Bonds, 15.10%, due 03/12/34 144A	152,286
2,200,000		Kuwait International Government Bonds, 4.80%, due 04/20/33 144A	2,196,277
1,559,000		Lebanon Government International Bonds, 6.65%, due 11/03/28(f)(o)	391,925
1,559,000		Lebanon Government International Bonds, 6.75%, due 11/29/27(f)(o)	390,585
1,645,000		Lebanon Government International Bonds, 6.85%, due 05/25/29(f)(o)	417,630
668,000		Lebanon Government International Bonds, 7.00%, due 03/23/32(f)(o)	171,099
601,000		Lebanon Government International Bonds, 7.25%, due 03/23/37(f)(o)	156,934
215,000		Lebanon Government International Bonds, 8.25%, due 04/12/21(f)(o)	57,701
158See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
3,749,000	MYR	Malaysia Government Bonds, 3.58%, due 07/15/32	922,961
6,364,000	MYR	Malaysia Government Bonds, 3.89%, due 08/15/29	1,588,923
19,010,000	MYR	Malaysia Government Bonds, 3.90%, due 11/30/26	4,678,814
1,562,000	MYR	Malaysia Government Bonds, 3.90%, due 11/16/27	387,035
858,000	MYR	Malaysia Government Bonds, 3.91%, due 07/15/26	210,492
1,313,000	MYR	Malaysia Government Bonds, 4.46%, due 03/31/53	342,979
872,000	MYR	Malaysia Government Bonds, 4.70%, due 10/15/42	233,459
72,000	MYR	Malaysia Government Bonds, 4.76%, due 04/07/37	19,250
14,222,100	MXN	Mexico Bonos, 7.75%, due 05/29/31	791,274
35,662,100	MXN	Mexico Bonos, 7.75%, due 11/13/42	1,745,282
3,724,800	MXN	Mexico Bonos, 8.00%, due 02/21/36	199,039
2,411,300	MXN	Mexico Bonos, 8.00%, due 07/31/53	117,243
2,307,800	MXN	Mexico Bonos, 8.00%, due 04/29/55	111,879
2,507,600	MXN	Mexico Bonos, 8.50%, due 03/01/29	145,602
6,803,900	MXN	Mexico Bonos, 8.50%, due 05/31/29	394,686
8,346,600	MXN	Mexico Bonos, 8.50%, due 11/18/38	449,206
1,006,620	MXN	Mexico Cetes, 7.51%, due 02/17/28(l)	51,099
8,430,300	MXN	Mexico Cetes, 7.78%, due 06/08/28(l)	416,974
1,220,000	EUR	Mexico Government International Bonds, 3.88%, due 05/16/31	1,386,991
500,000		Mexico Government International Bonds, 5.38%, due 03/22/33	490,275
1,481,000		Mexico Government International Bonds, 5.63%, due 02/09/34	1,459,155
400,000		Mexico Government International Bonds, 5.85%, due 07/02/32	404,420
570,000		Mexico Government International Bonds, 6.00%, due 05/07/36	569,516
1,850,000		Mexico Government International Bonds, 6.40%, due 05/07/54	1,747,788
29,249,798	MXN	Mexico Udibonos, 2.75%, due 11/27/31	1,538,503
1,715,443	MXN	Mexico Udibonos, 4.00%, due 08/24/34	94,439
2,943,000		Morocco Government International Bonds, 4.00%, due 12/15/50(f)	2,128,334
908,000	EUR	Morocco Government International Bonds, 4.75%, due 05/26/34 144A	1,059,994
2,058,000	EUR	Morocco Government International Bonds, 5.13%, due 05/26/38 144A	2,403,846
893,078,000	NGN	Nigeria Government Bonds, 18.50%, due 02/21/31	662,301
2,265,000		Nigeria Government International Bonds, 7.14%, due 02/23/30(f)	2,308,575
650,000		Nigeria Government International Bonds, 8.63%, due 01/13/36(f)	707,100
500,000		Nigeria Government International Bonds, 8.63%, due 01/13/36 144A	543,290
500,000		Nigeria Government International Bonds, 9.13%, due 01/13/46 144A	554,697
1,200,000		Oman Government International Bonds, 6.50%, due 03/08/47(f)	1,282,135
800,000		Pakistan Government International Bonds, 6.98%, due 04/24/29 144A	803,004
1,100,000		Panama Government International Bonds, 6.88%, due 01/31/36	1,202,438
1,275,000		Paraguay Government International Bonds, 3.85%, due 06/28/33(f)	1,195,466
420,000		Paraguay Government International Bonds, 5.85%, due 08/21/33(f)	435,141
810,000		Paraguay Government International Bonds, 5.85%, due 08/21/33(f)	839,039
2,175,000		Paraguay Government International Bonds, 6.00%, due 02/09/36(f)	2,279,835
834,000		Paraguay Government International Bonds, 6.65%, due 03/04/55 144A	897,801
645,000,000	PYG	Paraguay Government International Bonds, 7.90%, due 02/09/31 144A	101,956
628,000,000	PYG	Paraguay Government International Bonds, 7.90%, due 02/09/31(f)	99,580
7,075,000,000	PYG	Paraguay Government International Bonds, 8.50%, due 04/04/38 144A	1,118,997
175,000	PEN	Peru Government Bonds, 5.35%, due 08/12/40	44,764
9,425,000	PEN	Peru Government Bonds, 7.30%, due 08/12/33(f)	3,099,346
8,359,000	PEN	Peru Government Bonds, 7.60%, due 08/12/39(f)(m)	2,628,560
440,000		Peru Government International Bonds, 3.00%, due 01/15/34	381,700
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
1,255,000		Peru Government International Bonds, 3.00%, due 01/15/34	1,088,713
2,900,000	PEN	Peru Government International Bonds, 6.90%, due 08/12/37(f)	870,328
11,719,000	PEN	Peru Government International Bonds, 6.90%, due 08/12/37(f)	3,517,025
4,817,000	PEN	Peru Government International Bonds, 7.30%, due 08/12/33(f)	1,584,037
25,865,000	PHP	Philippines Government Bonds, 6.00%, due 08/20/30	410,754
158,450,000	PHP	Philippines Government Bonds, 6.25%, due 01/25/34	2,491,895
164,860,000	PHP	Philippines Government Bonds, 6.38%, due 07/27/30	2,662,055
12,200,000	PHP	Philippines Government Bonds, 6.75%, due 09/15/32	198,267
3,264,000		Philippines Government International Bonds, 5.33%, due 06/24/36	3,265,710
398,139		Republic of Angola Via Avenir Issuer IV Ireland DAC, 10.75%, due 09/15/28(f)	408,091
2,363,000		Republic of Armenia International Bonds, 3.60%, due 02/02/31(f)	2,181,848
1,026,000		Republic of Armenia International Bonds, 6.75%, due 03/12/35(f)	1,077,572
2,195,000		Republic of Cameroon International Bonds, 8.88%, due 01/30/33(f)	2,166,109
1,350,000		Republic of Cameroon International Bonds, 9.50%, due 07/31/31(f)	1,364,456
4,368,811	GHS	Republic of Ghana Government Bonds, 8.80%, due 02/12/30	338,446
2,036,231	GHS	Republic of Ghana Government Bonds, 9.25%, due 02/08/33	147,191
820,740	GHS	Republic of Ghana Government Bonds, 10.00%, due 02/02/38	56,246
1,100,000		Republic of Kenya Government International Bonds, 6.30%, due 01/23/34(f)(q)	1,014,288
232,000		Republic of Kenya Government International Bonds, 7.88%, due 10/09/33(f)	234,315
400,000		Republic of Kenya Government International Bonds, 8.80%, due 10/09/38 144A	403,337
1,380,000		Republic of Kenya Government International Bonds, 9.75%, due 02/16/31 144A	1,503,583
13,590,000	PLN	Republic of Poland Government Bonds, 4.50%, due 01/25/31	3,608,262
784,000	PLN	Republic of Poland Government Bonds, 5.25%, due 04/25/36	208,403
5,373,000	PLN	Republic of Poland Government Bonds, 3.48%, (Polish Short Term Rate - Compound Index + 0.00%), due 09/25/28(b)	1,407,413
4,000,000	ZAR	Republic of South Africa Floating Rate Note, 8.06%, (3 mo. ZAR JIBAR + 1.30%), due 07/11/27(b)	245,517
4,000,000	ZAR	Republic of South Africa Floating Rate Notes, 7.95%, (3 mo. ZAR JIBAR + 0.96%), due 09/17/30(b)	246,011
900,000	ZAR	Republic of South Africa Government Bonds, 7.00%, due 02/28/31	53,083
46,200,000	ZAR	Republic of South Africa Government Bonds, 8.25%, due 03/31/32	2,850,717
157,871,977	ZAR	Republic of South Africa Government Bonds, 8.50%, due 01/31/37	9,589,050
1,917,000	ZAR	Republic of South Africa Government Bonds, 8.75%, due 01/31/44	114,788
1,015,000	ZAR	Republic of South Africa Government Bonds, 8.75%, due 02/28/48	60,899
73,025,000	ZAR	Republic of South Africa Government Bonds, 8.88%, due 02/28/35	4,619,849
32,470,000	ZAR	Republic of South Africa Government Bonds, 9.00%, due 01/31/40	2,003,791
3,021,000	ZAR	Republic of South Africa Government Bonds, 9.88%, due 03/31/39	199,681
23,700,000	ZAR	Republic of South Africa Government Bonds, 10.00%, due 03/31/33	1,583,482
10,000,000	ZAR	Republic of South Africa Government Bonds, 10.88%, due 03/31/38	706,766
1,500,000		Republic of South Africa Government International Bonds, 5.88%, due 04/20/32	1,537,744
5,535,000		Republic of South Africa Government International Bonds, 5.88%, due 04/20/32	5,679,528
525,000		Republic of South Africa Government International Bonds, 7.10%, due 11/19/36(f)	564,844
3,225,000		Republic of South Africa Government International Bonds, 7.25%, due 12/11/55 144A	3,223,926
650,000		Republic of South Africa Government International Bonds, 7.30%, due 04/20/52	656,560
5,614,500,000	UGX	Republic of Uganda Government Bonds, 14.25%, due 06/22/34	1,474,523
5,614,500,000	UGX	Republic of Uganda Government Bonds, 15.00%, due 06/18/43	1,456,087
2,314,800,000	UGX	Republic of Uganda Government Bonds, 15.80%, due 06/23/39	636,851
2,304,400,000	UGX	Republic of Uganda Government Bonds, 16.25%, due 11/08/35	658,825
2,620,000	RON	Romania Government Bonds, 4.25%, due 04/28/36	473,797
1,630,000	RON	Romania Government Bonds, 6.75%, due 04/25/35(m)	356,303
160See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
1,580,000	RON	Romania Government Bonds, 7.10%, due 07/31/34	354,178
735,000	EUR	Romania Government International Bonds, 2.75%, due 04/14/41(f)	572,880
475,000	EUR	Romania Government International Bonds, 2.88%, due 04/13/42(f)	368,578
367,000	EUR	Romania Government International Bonds, 2.88%, due 04/13/42 144A	284,775
1,675,000	EUR	Romania Government International Bonds, 4.13%, due 03/11/39(f)(m)	1,627,162
3,775,000	EUR	Romania Government International Bonds, 5.38%, due 03/22/31(f)(m)	4,478,220
300,000	EUR	Romania Government International Bonds, 5.38%, due 06/07/33(f)	346,897
900,000		Romania Government International Bonds, 5.75%, due 03/24/35 144A	873,226
716,000		Romania Government International Bonds, 5.75%, due 03/24/35 144A	695,572
594,000		Romania Government International Bonds, 5.88%, due 01/30/29(f)	599,985
1,968,000	EUR	Romania Government International Bonds, 6.00%, due 09/24/44(m) 144A	2,199,295
161,000	EUR	Romania Government International Bonds, 6.13%, due 10/07/37 144A	187,783
576,000		Romania Government International Bonds, 6.38%, due 01/30/34(f)	584,450
222,000		Romania Government International Bonds, 7.13%, due 01/17/33(f)	236,149
720,000		Romania Government International Bonds, 7.50%, due 02/10/37 144A	778,998
300,000		Saudi Government International Bonds, 3.75%, due 01/21/55(f)	210,155
2,927,000		Saudi Government International Bonds, 5.88%, due 01/12/56 144A	2,852,064
1,383,333	EUR	Senegal Government International Bonds, 4.75%, due 03/13/28(f)	871,715
631,000	EUR	Senegal Government International Bonds, 5.38%, due 06/08/37(f)	381,060
1,855,000	EUR	Senegal Government International Bonds, 5.38%, due 06/08/37(f)	1,120,232
911,000		Senegal Government International Bonds, 6.25%, due 05/23/33(f)	487,444
2,075,000		Senegal Government International Bonds, 6.25%, due 05/23/33(f)	1,110,260
309,000		Senegal Government International Bonds, 6.75%, due 03/13/48(f)	161,278
2,450,000		Senegal Government International Bonds, 6.75%, due 03/13/48(f)	1,278,741
1,500,000		Senegal Government International Bonds, 7.75%, due 06/10/31(f)	809,556
210,000	EUR	Serbia International Bonds, 4.25%, due 05/06/31 144A	240,676
37,292		Sri Lanka Government International Bonds, 3.10%, due 01/15/30(e) 144A	38,100
698,148		Sri Lanka Government International Bonds, 3.35%, due 03/15/33(e) 144A	672,722
34,279		Sri Lanka Government International Bonds, 3.60%, due 05/15/36(e) 144A	34,497
1,400,000		Sri Lanka Government International Bonds, 3.60%, due 05/15/36(e)(f)	1,408,897
2,889,335		Sri Lanka Government International Bonds, 3.60%, due 02/15/38(e) 144A	2,924,050
2,600,000		Sri Lanka Government International Bonds, 3.60%, due 02/15/38(e)(f)	2,631,239
25,302		Sri Lanka Government International Bonds, 4.00%, due 04/15/28(m) 144A	24,483
49,085,331	THB	Thailand Government Bonds, 1.25%, due 03/12/28(f)	1,473,034
3,448,000	THB	Thailand Government Bonds, 1.84%, due 05/17/36	102,026
4,605,000	THB	Thailand Government Bonds, 2.50%, due 11/17/29	143,664
81,100,000	THB	Thailand Government Bonds, 2.70%, due 06/17/40	2,507,118
2,454,000	THB	Thailand Government Bonds, 2.98%, due 06/17/45	74,133
1,497,000	THB	Thailand Government Bonds, 3.30%, due 06/17/38	49,707
77,988,000	THB	Thailand Government Bonds, 3.45%, due 06/17/43	2,526,004
3,155,000	THB	Thailand Government Bonds, 4.88%, due 06/22/29	104,838
20,600,000	TRY	Turkiye Government Bonds, 36.00%, due 08/12/26	440,678
22,437,000	TRY	Turkiye Government Bonds, 40.15%, (1 day TRY TLREF Rate + 0.00%), due 06/16/27(b)	487,881
2,570,000		Turkiye Government International Bonds, 5.95%, due 01/15/31	2,531,388
1,298,000		Turkiye Government International Bonds, 6.30%, due 03/14/33	1,270,715
1,290,000		Turkiye Government International Bonds, 6.50%, due 09/20/33	1,274,140
1,037,000		Turkiye Government International Bonds, 7.13%, due 02/12/32	1,064,346
3,991,000		Turkiye Government International Bonds, 7.25%, due 05/29/32	4,115,891
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
707,252		Ukraine Government International Bonds, 3.00%, due 02/01/34(e)(f)	400,711
111,822		Ukraine Government International Bonds, 3.00%, due 02/01/36(e)(f)	67,395
1,535,828		Ukraine Government International Bonds, 4.00%, due 02/01/32(e) 144A	1,272,709
582,130		Ukraine Government International Bonds, 4.50%, due 02/01/29(e)(f)	491,561
6,667,732		Ukraine Government International Bonds, 4.50%, due 02/01/35(e)(f)	4,631,922
1,381,868		Ukraine Government International Bonds, 4.50%, due 02/01/36(e)(f)	951,908
439,129	UYU	Uruguay Government International Bonds, 3.40%, due 05/16/45	11,564
40,233,055	UYU	Uruguay Government International Bonds, 8.00%, due 10/29/35	1,027,182
100,000		Venezuela Government International Bonds, 7.00%, due 03/31/38(f)(o)	44,000
260,000		Venezuela Government International Bonds, 8.25%, due 10/13/24(f)(o)	118,300
2,315,000		Venezuela Government International Bonds, 9.25%, due 09/15/27(o)	1,143,031
2,091,000		Venezuela Government International Bonds, 9.25%, due 05/07/28(f)(o)	1,008,908
1,525,000		Venezuela Government International Bonds, 11.75%, due 10/21/26(f)(o)	838,750
337,000		Venezuela Government International Bonds, 11.95%, due 08/05/31(f)(o)	183,665
1,450,000		Venezuela Government International Bonds, 12.75%, due 08/23/22(f)(o)	812,000
			358,855,197
		U.S. Government and Agency Obligations — 6.9%
9,525,000		U.S. Treasury Bonds, 1.38%, due 11/15/40	6,160,926
725,000		U.S. Treasury Bonds, 1.88%, due 02/15/41	503,266
8,250,000		U.S. Treasury Bonds, 1.88%, due 11/15/51	4,535,566
34,000		U.S. Treasury Bonds, 3.00%, due 11/15/44(r)	26,017
4,800,000		U.S. Treasury Bonds, 3.00%, due 11/15/45	3,626,063
175,000		U.S. Treasury Bonds, 3.63%, due 05/15/53	139,897
4,525,000		U.S. Treasury Bonds, 4.50%, due 08/15/39	4,464,902
8,505,000		U.S. Treasury Bonds, 4.63%, due 11/15/45	8,170,116
6,000,000		U.S. Treasury Bonds, 4.63%, due 02/15/55	5,703,047
18,165,000		U.S. Treasury Bonds, 4.75%, due 02/15/45(s)	17,773,672
8,420,000		U.S. Treasury Bonds, 4.75%, due 05/15/55	8,169,045
52,700		U.S. Treasury Bonds, 4.75%, due 02/15/56	51,205
16,300,000		U.S. Treasury Bonds, 6.25%, due 05/15/30(r)	17,496,395
6,210,297		U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 02/15/42	4,742,938
5,075,000		U.S. Treasury Notes, 3.50%, due 02/15/33	4,842,858
13,034,000		U.S. Treasury Notes, 3.63%, due 08/31/30	12,752,445
1,759,000		U.S. Treasury Notes, 3.88%, due 03/15/28	1,750,686
6,325,000		U.S. Treasury Notes, 3.88%, due 08/15/33	6,151,433
6,865,000		U.S. Treasury Notes, 4.00%, due 07/31/32	6,766,584
866,700		U.S. Treasury Notes, 4.13%, due 02/15/36	845,710
9,050,000		U.S. Treasury Notes, 4.25%, due 08/15/35	8,935,814
17,865,000		U.S. Treasury Notes, 4.63%, due 02/15/35(t)	18,150,421
			141,759,006
		TOTAL DEBT OBLIGATIONS (COST $2,037,044,922)	2,034,909,464

162See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)
	COMMON STOCKS — 0.7%
	Basic Materials — 0.0%
1,282	Arctic Canadian Diamond Co. Ltd.(h)(i)(j)	—
	Energy — 0.0%
25,000	Enviva, Inc.*	488,750
	Financial — 0.6%
100,752	ARES Capital Corp.(m)	1,866,935
58,527	Bain Capital Specialty Finance, Inc.(m)	732,758
151,455	Barings BDC, Inc.(m)	1,290,397
30,000	Blackstone Secured Lending Fund(m)	711,300
105,767	Blue Owl Capital Corp.	1,149,687
52,534	Blue Owl Technology Finance Corp.(m)	543,727
41,103	Crescent Capital BDC, Inc.(m)	448,845
6,679	FS KKR Capital Corp.	70,129
135,734	Goldman Sachs BDC, Inc.(m)	1,286,758
112,228	Golub Capital BDC, Inc.(m)	1,445,497
30,461	Hercules Capital, Inc.(m)	480,370
49,040	MSC Income Fund, Inc.(m)	567,393
36,565	Nuveen Churchill Direct Lending Corp.(m)	454,137
53,000	Oaktree Specialty Lending Corp.(m)	632,820
96,968	Runway Growth Finance Corp.(m)	543,990
36,383	Sixth Street Specialty Lending, Inc.(m)	624,696
		12,849,439
	Industrial — 0.1%
101,030	Ardagh Holdings SA*(m)	685,133
366	Labels Buyer LLC*	34,618
8,385	Luxco Co. Ltd.*(j)	168,086
		887,837
	Technology — 0.0%
23,382	Avaya Holdings Corp.*	347,316
	TOTAL COMMON STOCKS (COST $16,610,394)	14,573,342
	INVESTMENT COMPANY — 0.3%
134,800	SPDR Blackstone Senior Loan ETF(m)	5,431,092
	TOTAL INVESTMENT COMPANY (COST $5,497,090)	5,431,092

	PREFERRED STOCKS — 0.2%
	Communications — 0.0%
3,122	Alphabet, Inc., Series A, 6.25%*	158,878
3,122	Alphabet, Inc., Series B, 6.25%*	157,037
7,825	T-Mobile USA, Inc., 5.50%	159,552
		475,467
	Financial — 0.1%
5,059	ARES Management Corp., Series B, 6.75%(m)	185,412
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Shares	Description	Value ($)

	Financial — continued
100	Bank of America Corp., Series L, 7.25%(n)	125,450
4,585	Brighthouse Financial, Inc., Series C, 5.38%(n)	54,882
2,650	Capital One Financial Corp., Series I, 5.00%(m)(n)	48,442
7,578	Capital One Financial Corp., Series N, 4.25%(n)	118,293
8,554	Citigroup, Inc., Series II, 6.25%(m)(n)	215,219
12,100	Citizens Financial Group, Inc., Series I, 6.50%(b)(m)(n)	299,838
4,725	Corebridge Financial, Inc., 6.38%	108,391
9,603	Enstar Group Ltd., Series D, 7.00%(b)(n)	203,584
3,881	KeyCorp, Series F, 5.65%(m)(n)	80,996
5,948	KKR & Co., Inc., Series D, 6.25%	237,028
1,166	Morgan Stanley, Series O, 4.25%(n)	19,787
8,950	Morgan Stanley, Series Q, 6.63%(m)(n)	227,330
11,425	Synchrony Financial, Series B, 8.25%(b)(n)	295,565
3,025	Wells Fargo & Co., Series AA, 4.70%(n)	55,509
3,736	Wells Fargo & Co., Series Z, 4.75%(n)	69,788
		2,345,514
	Industrial — 0.0%
7,500	Boeing Co., 6.00%	504,750
40	Labels Buyer LLC*	3,340
		508,090
	Technology — 0.1%
17,183	Oracle Corp., Series D, 6.50%*	772,376
	Utilities — 0.0%
7,000	NextEra Energy, Inc., 7.38%*	335,580
2,690	PG&E Corp., Series A, 6.00%	111,285
2,100	PPL Corp., 7.00%*	103,047
1,625	Sempra, 5.75%(m)	33,898
4,950	Southern Co., 6.50%(m)	123,849
		707,659
	TOTAL PREFERRED STOCKS (COST $5,157,421)	4,809,106

	WARRANT — 0.0%
	Industrial — 0.0%
161	Labels Buyer LLC, Expires 04/29/33*	765
	TOTAL WARRANT (COST $1,610)	765

164See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Notional Value	Description	Value ($)
	PURCHASED OPTIONS — 0.0%
	PURCHASED CURRENCY OPTIONS — 0.0%
	Call Options — 0.0%
529,000	CALL - USD/PLN Option, Strike Price 3.63, Expires 10/23/26	20,110
403,000	CALL - USD/ZAR Option, Strike Price 16.13, Expires 08/24/26	11,117
		31,227
	Put Options — 0.0%
749,000	PUT - USD/CNY Option, Strike Price 6.67, Expires 09/29/26	1,285
762,000	PUT - USD/CNY Option, Strike Price 6.66, Expires 09/30/26	1,122
529,000	PUT - USD/PLN Option, Strike Price 3.63, Expires 10/23/26	2,428
403,000	PUT - USD/ZAR Option, Strike Price 16.13, Expires 08/24/26	3,181
438,000	PUT - USD/ZAR Option, Strike Price 16.43, Expires 12/16/26	10,731
		18,747
	TOTAL PURCHASED CURRENCY OPTIONS (PREMIUMS PAID $71,010)	49,974

Par Value(a)		Description	Value ($)
		SHORT-TERM INVESTMENTS — 4.7%
		Mutual Fund - Securities Lending Collateral — 3.4%
70,305,594		State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(u)(v)	70,305,594
		Sovereign Debt Obligations — 0.0%
216,359,000	NGN	Nigeria OMO Bills, 18.12%, due 01/12/27(l)	142,773
216,358,000	NGN	Nigeria OMO Bills, 19.39%, due 09/22/26(l)	149,999
			292,772
		Repurchase Agreement — 1.1%
23,400,000
Paribas Repurchase Agreement, dated 06/30/26, maturing on 07/01/26 with a maturity value of $23,402,399 and a rate of 3.69%, collateralized by 10-Year U.S. Treasury
Inflation Protected Bond, 1.875%, with a maturity date 07/15/35 and a market value of $22,718,129
			23,400,000
		U.S. Government and Agency Obligations — 0.2%
100,000		U.S. Treasury Bills, 3.30%, due 07/09/26(l)	99,919
60,000		U.S. Treasury Bills, 3.61%, due 08/06/26(l)	59,783
53,100		U.S. Treasury Bills, 3.50%, due 07/16/26(l)	53,021
279,000		U.S. Treasury Bills, 3.59%, due 08/13/26(l)(r)	277,786
726,000		U.S. Treasury Bills, 3.69%, due 08/27/26(l)(r)	721,786
145,000		U.S. Treasury Bills, 3.18%, due 07/07/26(l)	144,914
327,000		U.S. Treasury Bills, 3.60%, due 07/28/26(l)	326,115
135,000		U.S. Treasury Bills, 3.68%, due 08/11/26(l)	134,442
560,000		U.S. Treasury Bills, 3.70%, due 08/18/26(l)	557,272
450,000		U.S. Treasury Bills, 3.70%, due 09/03/26(l)	447,080
46,000		U.S. Treasury Bills, 3.72%, due 08/25/26(l)	45,744
437,000		U.S. Treasury Bills, 3.53%, due 07/21/26(l)(r)	436,127
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
25,000	U.S. Treasury Bills, 3.71%, due 09/08/26(l)	24,824
		3,328,813
	TOTAL SHORT-TERM INVESTMENTS (COST $97,333,725)	97,327,179
	TOTAL INVESTMENTS — 104.4% (Cost $2,161,716,172)	2,157,100,922
	Other Assets and Liabilities (net)(w) — (4.4)%	(90,201,829)
	NET ASSETS — 100.0%	$2,066,899,093

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of June 30, 2026.
(c)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Year of maturity is greater than 2100.
(e)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(g)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(h)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(i)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,735,174 which represents 0.1% of net assets. The aggregate tax cost of these securities held at June 30, 2026 was $2,741,727.

(j)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.
As of period end, the market value of restricted securities was $500,961, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.

(k)	Represents a zero coupon bond; no yield to maturity is available.
(l)	Interest rate presented is yield to maturity.
(m)	All or a portion of this security is out on loan.
(n)	Security is perpetual and has no stated maturity date.
(o)	Security is currently in default.
(p)	When-issued security.
166See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
(q)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.
(r)	All or a portion of this security is pledged for forward foreign currency contracts, OTC swaps, and/or OTC options collateral.
(s)	All or a portion of this security is pledged for open futures collateral.
(t)	All or a portion of this security is pledged for centrally cleared swaps collateral.
(u)	The rate disclosed is the 7-day net yield as of June 30, 2026.
(v)	Represents an investment of securities lending cash collateral.
(w)	As of June 30, 2026, the value of unfunded loan commitments was $4,033,017 for the Fund. See Notes to the Schedule of Investments.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $898,446,844 which represents 43.5% of net assets.

At June 30, 2026, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal/Share Amount		Cost	Value
Arctic Canadian Diamond Co. Ltd.	07/31/23	USD	1,282	$0	$0
Arctic Canadian Diamond Co. Ltd., 2nd Lien PIK Term Loan, 4.29%, (4.31% Fixed or PIK), due 12/17/33	02/02/21	USD	1,345,120	1,345,120	332,875
Luxco Co. Ltd.	10/01/25	EUR	8,385	147,023	168,086
					$500,961
Reverse Repurchase Agreements *
Face Value	Description	Value ($)
(995,256)	Barclays Bank PLC Reverse Repurchase Agreement, 3.50%, (Collateral: Republic of Kenya Government International Bonds, Reg S, 6.30%, due 01/23/34, valued at $1,014,288), to be repurchased on demand at face value plus accrued interest.	(995,256)
* Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
ARS	304,135,000	USD	186,586	07/14/26	Bank of America, N.A.	$17,238
ARS	2,484,800,000	USD	1,717,208	07/21/26	Citibank N.A.	(58,712)
ARS	165,615,000	USD	103,509	09/14/26	Goldman Sachs International	3,727
ARS	199,215,000	USD	112,234	10/16/26	Goldman Sachs International	14,526
ARS	209,180,000	USD	132,476	11/30/26	Goldman Sachs International	(2,914)
ARS	75,420,000	USD	46,700	12/02/26	Goldman Sachs International	(41)
ARS	94,485,000	USD	56,578	07/14/26	JPMorgan Chase Bank N.A.	6,744
AUD	5,642,000	USD	3,892,980	07/02/26	HSBC Bank PLC	15,798
AUD	70,000	USD	49,224	09/16/26	Standard Chartered Bank	(793)
AUD	40,000	USD	28,033	09/16/26	UBS AG	(359)
BRL	22,313,612	USD	4,176,521	07/02/26	Bank of America, N.A.	134,496
BRL	1,603,798	USD	312,000	07/02/26	Bank of America, N.A.	(2,144)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
BRL	20,918,122	USD	4,094,808	08/04/26	Bank of America, N.A.	$(84,846)
BRL	4,052,421	USD	782,834	07/02/26	Barclays Bank PLC	98
BRL	3,625,662	USD	688,635	09/02/26	Citibank N.A.	1,455
BRL	18,900,576	USD	3,671,606	09/02/26	Citibank N.A.	(74,168)
BRL	38,048,247	USD	7,419,024	09/02/26	Goldman Sachs International	(177,118)
BRL	375,000	USD	71,138	09/02/26	Goldman Sachs International	237
BRL	19,723,003	USD	3,810,030	07/02/26	JPMorgan Chase Bank N.A.	478
BRL	340,000	USD	64,934	09/02/26	JPMorgan Chase Bank N.A.	(220)
BRL	20,099,391	USD	3,821,686	10/02/26	JPMorgan Chase Bank N.A.	(22,143)
BRL	7,939,000	USD	1,502,659	09/02/26	Morgan Stanley and Co. International PLC	8,409
BRL	315,000	USD	60,066	09/02/26	Morgan Stanley and Co. International PLC	(111)
BRL	125,000	USD	24,231	09/02/26	Standard Chartered Bank	(439)
CAD	25,000	USD	18,024	09/16/26	Standard Chartered Bank	(344)
CLP	512,985,000	USD	558,746	09/16/26	Bank of America, N.A.	(2,018)
CLP	2,062,748,775	USD	2,244,656	09/16/26	Citibank N.A.	(6,011)
CLP	2,062,748,774	USD	2,257,751	09/16/26	Goldman Sachs International	(19,106)
CNH	2,165,000	USD	317,495	07/15/26	Bank of America, N.A.	1,722
CNH	1,050,000	USD	155,783	09/16/26	Bank of America, N.A.	(303)
CNH	166,000	USD	24,639	09/16/26	Deutsche Bank AG	(58)
CNH	411,000	USD	60,705	09/16/26	Deutsche Bank AG	154
CNH	1,992,000	USD	291,612	07/13/26	JPMorgan Chase Bank N.A.	2,061
CNH	1,644,000	USD	242,562	09/16/26	JPMorgan Chase Bank N.A.	874
CNH	7,337,089	USD	1,090,984	09/16/26	Merrill Lynch International	(4,539)
CNH	3,653,000	USD	542,604	09/16/26	Standard Chartered Bank	(1,683)
COP	1,272,195,727	USD	329,235	09/16/26	Bank of America, N.A.	33,374
COP	5,615,500,000	USD	1,537,230	09/16/26	Citibank N.A.	63,333
COP	397,600,000	USD	109,986	09/16/26	Deutsche Bank AG	3,340
COP	592,200,000	USD	165,471	09/16/26	Goldman Sachs International	3,321
COP	5,615,500,000	USD	1,540,604	09/16/26	HSBC Bank PLC	59,959
COP	4,188,709,999	USD	1,199,508	09/16/26	Merrill Lynch International	(5,617)
COP	18,674,493,474	USD	5,429,105	07/27/26	Morgan Stanley and Co. International PLC	(45,113)
COP	110,300,000	USD	31,480	09/16/26	State Street Bank and Trust	(42)
CZK	16,440,000	USD	785,310	09/16/26	Barclays Bank PLC	(10,250)
CZK	3,944,000	USD	184,832	09/16/26	Citibank N.A.	1,108
CZK	7,402,000	USD	354,578	09/16/26	Deutsche Bank AG	(5,612)
CZK	75,734,582	USD	3,612,695	09/16/26	Standard Chartered Bank	(42,202)
EGP	12,430,000	USD	232,250	09/16/26	Bank of America, N.A.	12,571
EGP	14,470,000	USD	272,684	10/05/26	Bank of America, N.A.	10,481
EGP	2,640,000	USD	49,887	12/31/26	Bank of America, N.A.	81
EGP	205,331,167	USD	3,536,714	03/17/27	Citibank N.A.	243,565
EGP	3,180,000	USD	59,606	12/23/26	Deutsche Bank AG	764
EGP	21,668,833	USD	376,195	03/17/27	Goldman Sachs International	22,742
EUR	211,000	USD	248,558	07/07/26	Bank of America, N.A.	(7,273)
168See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	449,000	USD	509,454	07/31/26	Citibank N.A.	$4,491
EUR	62,000	USD	71,919	09/16/26	Citibank N.A.	(810)
EUR	134,337	USD	153,563	09/16/26	Citibank N.A.	511
EUR	197,000	USD	229,491	09/16/26	Deutsche Bank AG	(3,549)
EUR	96,000	USD	109,993	09/16/26	Deutsche Bank AG	111
EUR	1,800,000	USD	2,065,050	09/16/26	Goldman Sachs & Co.	(599)
EUR	18,970,590	USD	21,546,796	07/02/26	HSBC Bank PLC	142,281
EUR	1,544,750	USD	1,770,850	09/16/26	HSBC Bank PLC	851
EUR	208,000	USD	241,643	09/16/26	JPMorgan Chase Bank N.A.	(3,084)
EUR	1,666,293	USD	1,903,688	09/16/26	Merrill Lynch International	7,412
EUR	133,759	USD	155,302	09/16/26	Standard Chartered Bank	(1,892)
EUR	1,363,331	USD	1,554,168	09/16/26	Standard Chartered Bank	9,459
EUR	56,815	USD	65,000	07/31/26	UBS AG	33
EUR	203,000	USD	235,410	09/16/26	UBS AG	(2,586)
GBP	1,080,000	USD	1,449,238	07/02/26	JPMorgan Chase Bank N.A.	(15,809)
GBP	1,080,000	USD	1,429,128	08/04/26	JPMorgan Chase Bank N.A.	4,268
GBP	33,000	USD	44,220	09/16/26	The BNY Mellon	(421)
GHS	7,280,000	USD	652,330	03/17/27	Citibank N.A.	(40,063)
HUF	133,968,000	USD	434,306	09/16/26	Bank of America, N.A.	(5,200)
HUF	922,226,578	USD	2,977,015	09/16/26	Citibank N.A.	(23,083)
HUF	601,548,732	USD	1,948,525	09/16/26	Goldman Sachs International	(21,739)
HUF	35,400,000	USD	113,234	09/16/26	Goldman Sachs International	153
HUF	371,797,000	USD	1,232,720	07/10/26	HSBC Bank PLC	(38,857)
HUF	189,107,406	USD	618,292	07/10/26	JPMorgan Chase Bank N.A.	(11,057)
HUF	7,600,000	USD	24,263	09/16/26	Morgan Stanley and Co. International PLC	80
IDR	4,292,136,000	USD	239,798	07/02/26	Bank of America, N.A.	255
IDR	1,071,258,000	USD	59,850	07/02/26	Barclays Bank PLC	64
IDR	5,363,991,811	USD	298,913	07/02/26	Deutsche Bank AG	1,087
IDR	76,818,837,735	USD	4,233,982	09/16/26	Deutsche Bank AG	35,937
IDR	10,087,507,675	USD	556,675	12/16/26	Deutsche Bank AG	398
IDR	1,920,000,000	USD	106,206	09/16/26	Goldman Sachs International	515
IDR	13,083,338,620	USD	727,780	07/06/26	HSBC Bank PLC	3,634
IDR	1,921,000,000	USD	106,811	09/16/26	Morgan Stanley and Co. International PLC	(34)
IDR	1,540,000,000	USD	85,044	09/16/26	State Street Bank and Trust	555
ILS	95,000	USD	32,084	09/16/26	Goldman Sachs International	(138)
INR	75,542,552	USD	800,647	07/01/26	Bank of America, N.A.	(2,595)
INR	23,947,459	USD	252,000	07/27/26	Bank of America, N.A.	467
INR	35,929,798	USD	380,000	07/29/26	Bank of America, N.A.	(1,274)
INR	46,123,254	USD	485,043	09/16/26	Bank of America, N.A.	(766)
INR	83,451,720	USD	880,000	08/03/26	Barclays Bank PLC	(739)
INR	28,031,064	USD	295,266	09/16/26	Barclays Bank PLC	(950)
INR	285,500,000	USD	2,996,432	09/16/26	Citibank N.A.	1,207
INR	75,512,222	USD	776,044	07/01/26	Deutsche Bank AG	21,687
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
INR	38,524,504	USD	399,389	07/20/26	Deutsche Bank AG	$7,003
INR	162,040,075	USD	1,686,545	09/16/26	Deutsche Bank AG	14,812
INR	153,000,000	USD	1,605,714	09/16/26	Goldman Sachs International	727
INR	8,630,000	USD	90,825	09/16/26	Goldman Sachs International	(213)
INR	122,478,679	USD	1,270,327	07/20/26	HSBC Bank PLC	21,691
INR	443,496,659	USD	4,645,292	09/16/26	HSBC Bank PLC	11,250
INR	42,619,866	USD	447,494	09/30/26	HSBC Bank PLC	(485)
INR	6,695,364	USD	70,689	07/06/26	JPMorgan Chase Bank N.A.	23
INR	978,662	USD	10,144	07/20/26	JPMorgan Chase Bank N.A.	180
INR	110,223,000	USD	1,146,413	09/16/26	JPMorgan Chase Bank N.A.	10,886
INR	43,166,628	USD	452,580	09/30/26	JPMorgan Chase Bank N.A.	164
JPY	70,286,917	USD	441,881	07/02/26	Bank of America, N.A.	(9,413)
JPY	593,856,040	USD	3,683,372	08/04/26	Barclays Bank PLC	(19,931)
JPY	495,875,218	USD	3,107,016	07/02/26	HSBC Bank PLC	(55,946)
JPY	29,218,085	USD	183,904	07/02/26	JPMorgan Chase Bank N.A.	(4,128)
KRW	873,305,960	USD	568,000	07/27/26	Bank of America, N.A.	(4,103)
KRW	727,682,200	USD	470,000	08/03/26	Barclays Bank PLC	(88)
KRW	102,300,000	USD	67,420	09/16/26	Goldman Sachs International	(1,284)
KRW	165,315,711	USD	108,399	07/15/26	HSBC Bank PLC	(1,672)
KRW	59,809,941	USD	39,559	07/15/26	JPMorgan Chase Bank N.A.	(945)
KRW	399,130,000	USD	262,996	09/16/26	JPMorgan Chase Bank N.A.	(4,962)
KRW	394,672,460	USD	260,000	07/06/26	Morgan Stanley and Co. International PLC	(5,237)
KRW	394,099,893	USD	254,701	07/15/26	Morgan Stanley and Co. International PLC	(271)
KRW	99,550,000	USD	64,658	09/16/26	Morgan Stanley and Co. International PLC	(300)
KZT	224,296,020	USD	416,520	07/16/26	Deutsche Bank AG	50,610
KZT	84,851,171	USD	156,711	07/20/26	Deutsche Bank AG	19,761
KZT	153,226,765	USD	286,805	07/29/26	Deutsche Bank AG	30,887
KZT	18,991,016	USD	35,431	08/03/26	Deutsche Bank AG	3,876
KZT	93,900,000	USD	184,606	09/16/26	Deutsche Bank AG	6,636
KZT	96,453,658	USD	178,156	07/07/26	Morgan Stanley and Co. International PLC	23,363
MXN	253,000	USD	14,049	07/28/26	Bank of America, N.A.	399
MXN	3,653,000	USD	210,859	09/17/26	Bank of America, N.A.	(3,121)
MXN	740,000	USD	42,695	09/17/26	BNP Paribas S.A.	(613)
MXN	780,000	USD	44,999	09/17/26	Deutsche Bank AG	(642)
MXN	2,900,000	USD	164,449	09/17/26	Deutsche Bank AG	467
MXN	33,344,248	USD	1,901,940	09/17/26	Goldman Sachs International	(5,732)
MXN	9,167,000	USD	525,567	09/17/26	HSBC Bank PLC	(4,262)
MXN	1,604,086	USD	91,112	09/17/26	HSBC Bank PLC	108
MXN	115,000	USD	6,362	09/08/26	JPMorgan Chase Bank N.A.	183
MXN	87,627,262	USD	5,043,673	09/17/26	JPMorgan Chase Bank N.A.	(60,519)
MXN	5,285,414	USD	301,338	12/16/26	JPMorgan Chase Bank N.A.	(2,918)
MXN	750,000	USD	41,771	07/28/26	Morgan Stanley and Co. International PLC	1,059
MXN	940,000	USD	51,991	09/08/26	Morgan Stanley and Co. International PLC	1,504
170See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
MXN	3,070,000	USD	174,565	09/17/26	Royal Bank of Canada	$18
MXN	51,682,421	USD	2,933,685	09/17/26	Standard Chartered Bank	5,371
MXN	900,000	USD	51,310	09/17/26	State Street Bank and Trust	(130)
MXN	11,549,000	USD	658,038	09/17/26	Wells Fargo Bank N.A.	(1,274)
MXN	1,130,000	USD	64,231	09/17/26	Wells Fargo Bank N.A.	29
MYR	395,000	USD	97,315	09/17/26	BNP Paribas S.A.	(262)
MYR	6,563,834	USD	1,620,247	09/17/26	Standard Chartered Bank	(7,482)
NGN	86,004,000	USD	61,475	09/02/26	Bank of America, N.A.	(858)
NGN	27,837,000	USD	19,813	09/16/26	Bank of America, N.A.	(314)
NGN	859,450,814	USD	511,274	09/16/26	Citibank N.A.	90,742
NGN	511,079,694	USD	329,092	03/17/27	Citibank N.A.	5,921
NGN	71,352,000	USD	50,568	09/02/26	Goldman Sachs International	(278)
NGN	18,423,000	USD	13,197	09/16/26	Goldman Sachs International	(292)
NGN	127,769,923	USD	88,791	12/16/26	Goldman Sachs International	(2,442)
NGN	127,769,923	USD	84,281	06/16/27	Goldman Sachs International	(2,924)
NGN	813,776,946	USD	482,954	09/16/26	Standard Chartered Bank	87,069
NGN	127,769,923	USD	88,791	12/16/26	Standard Chartered Bank	(2,442)
NGN	127,769,923	USD	84,728	06/16/27	Standard Chartered Bank	(3,371)
NOK	257,240	USD	27,786	07/02/26	Bank of America, N.A.	(1,790)
NOK	639,029	USD	68,776	07/02/26	Deutsche Bank AG	(4,198)
NOK	1,518,647	USD	163,781	07/02/26	HSBC Bank PLC	(10,313)
NOK	584,157	USD	58,755	08/04/26	HSBC Bank PLC	251
NOK	1,811,360	USD	182,916	08/04/26	JPMorgan Chase Bank N.A.	51
NZD	145,000	USD	84,791	09/16/26	BNP Paribas S.A.	(2,099)
NZD	60,000	USD	35,046	09/16/26	State Street Bank and Trust	(829)
PEN	360,000	USD	106,163	09/16/26	Bank of America, N.A.	(910)
PEN	475,000	USD	138,869	09/16/26	Barclays Bank PLC	8
PEN	1,995,255	USD	581,656	09/16/26	Citibank N.A.	1,699
PEN	1,370,000	USD	405,565	09/16/26	Deutsche Bank AG	(5,017)
PEN	286,000	USD	83,188	09/16/26	Goldman Sachs International	431
PEN	590,000	USD	174,170	09/16/26	Goldman Sachs International	(1,671)
PEN	9,270,000	USD	2,699,409	09/16/26	Standard Chartered Bank	10,874
PHP	5,230,000	USD	84,927	09/16/26	Standard Chartered Bank	150
PLN	135,000	USD	35,825	09/16/26	Bank of America, N.A.	89
PLN	2,163,000	USD	587,312	09/16/26	Citibank N.A.	(11,898)
PLN	380,000	USD	100,528	09/16/26	Citibank N.A.	561
PLN	632,519	USD	169,762	07/23/26	Deutsche Bank AG	(1,493)
PLN	85,000	USD	23,035	09/16/26	Deutsche Bank AG	(423)
PLN	17,334,511	USD	4,747,941	09/16/26	Goldman Sachs International	(136,516)
PLN	664,911	USD	179,080	09/16/26	HSBC Bank PLC	(2,196)
PLN	11,484,979	USD	3,151,434	07/10/26	JPMorgan Chase Bank N.A.	(96,021)
PLN	1,495,000	USD	406,463	09/16/26	Morgan Stanley and Co. International PLC	(8,754)
RON	245,000	USD	53,780	09/16/26	Bank of America, N.A.	(534)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
RON	105,000	USD	22,741	09/16/26	Bank of America, N.A.	$79
RON	805,000	USD	176,591	09/16/26	BNP Paribas S.A.	(1,640)
RON	490,000	USD	106,357	09/16/26	Citibank N.A.	135
SGD	3,445,860	USD	2,662,335	07/02/26	Bank of America, N.A.	1,750
SGD	170,000	USD	133,134	09/16/26	Citibank N.A.	(1,000)
SGD	2,666,533	USD	2,061,327	07/02/26	Deutsche Bank AG	239
SGD	1,364,028	USD	1,067,255	09/16/26	HSBC Bank PLC	(7,054)
SGD	55,000	USD	43,033	09/16/26	Standard Chartered Bank	(284)
THB	146,000	USD	4,748	08/26/26	Bank of America, N.A.	(333)
THB	920,000	USD	28,044	09/16/26	Bank of America, N.A.	(177)
THB	1,171,000	USD	36,310	10/27/26	Bank of America, N.A.	(705)
THB	582,083	USD	17,458	07/06/26	HSBC Bank PLC	69
THB	2,267,216	USD	69,194	09/16/26	HSBC Bank PLC	(518)
THB	10,498,959	USD	314,058	07/06/26	JPMorgan Chase Bank N.A.	2,081
THB	7,060,000	USD	218,026	09/16/26	Standard Chartered Bank	(4,173)
THB	1,180,000	USD	35,897	09/16/26	State Street Bank and Trust	(154)
TRY	3,608,405	USD	75,610	07/14/26	Barclays Bank PLC	969
TRY	4,505,771	USD	94,874	07/22/26	Barclays Bank PLC	160
TRY	74,394,747	USD	1,560,044	07/27/26	Barclays Bank PLC	3,028
TRY	10,620,039	USD	222,479	07/30/26	Barclays Bank PLC	140
TRY	13,965,000	USD	244,850	02/10/27	Barclays Bank PLC	4,610
TRY	166,583,440	USD	2,732,061	03/17/27	Barclays Bank PLC	158,105
TRY	52,260,000	USD	931,619	12/16/26	BNP Paribas S.A.	46,863
TRY	21,944,896	USD	368,590	03/17/27	BNP Paribas S.A.	12,147
TRY	12,500,000	USD	208,122	03/17/27	Citibank N.A.	8,749
TRY	6,841,715	USD	115,144	03/17/27	Goldman Sachs International	3,557
TRY	9,082,863	USD	190,873	07/23/26	JPMorgan Chase Bank N.A.	551
TRY	18,000,000	USD	300,980	03/17/27	Standard Chartered Bank	11,313
TWD	3,201,654	USD	101,040	07/15/26	Morgan Stanley and Co. International PLC	(461)
TWD	90,300,000	USD	2,853,162	09/16/26	Standard Chartered Bank	(6,051)
USD	123,759	ARS	198,015,000	07/14/26	Bank of America, N.A.	(8,946)
USD	50,856	ARS	75,420,000	07/14/26	Goldman Sachs International	312
USD	86,097	ARS	125,185,000	07/14/26	JPMorgan Chase Bank N.A.	2,201
USD	203,184	AUD	290,000	09/16/26	Barclays Bank PLC	2,543
USD	768,950	AUD	1,074,282	07/02/26	HSBC Bank PLC	24,687
USD	3,890,543	AUD	5,642,000	08/04/26	HSBC Bank PLC	(15,950)
USD	3,256,315	AUD	4,567,718	07/02/26	JPMorgan Chase Bank N.A.	91,800
USD	4,620,293	BRL	23,917,410	07/02/26	Bank of America, N.A.	(580)
USD	40,000	BRL	207,875	07/02/26	Barclays Bank PLC	(162)
USD	757,000	BRL	3,844,546	07/02/26	Barclays Bank PLC	14,229
USD	115,055	BRL	605,000	09/02/26	Deutsche Bank AG	(97)
USD	335,723	BRL	1,775,000	09/02/26	Goldman Sachs International	(2,121)
USD	168,082	BRL	865,000	09/02/26	Goldman Sachs International	3,443
172See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	3,832,793	BRL	19,723,003	07/02/26	JPMorgan Chase Bank N.A.	$22,284
USD	4,734,746	BRL	24,330,439	09/02/26	Standard Chartered Bank	103,817
USD	3,892,742	CAD	5,373,452	07/02/26	Barclays Bank PLC	105,287
USD	282,947	CAD	400,000	07/31/26	Deutsche Bank AG	656
USD	3,778,002	CAD	5,356,783	08/04/26	HSBC Bank PLC	(3,082)
USD	104,572	CAD	145,000	09/16/26	Wells Fargo Bank N.A.	2,025
USD	180,420	CHF	142,000	07/02/26	Barclays Bank PLC	4,383
USD	1,395,663	CHF	1,093,876	07/02/26	HSBC Bank PLC	39,590
USD	1,526,904	CHF	1,230,453	08/04/26	HSBC Bank PLC	(3,991)
USD	1,510,850	CLP	1,366,624,140	09/16/26	Citibank N.A.	27,690
USD	430,174	CLP	388,220,000	09/16/26	Deutsche Bank AG	8,850
USD	1,417,828	CLP	1,275,775,860	09/16/26	Goldman Sachs International	33,263
USD	32,343	CLP	29,600,000	09/16/26	State Street Bank and Trust	219
USD	155,662	CNH	1,075,000	07/15/26	Bank of America, N.A.	(2,841)
USD	161,190	CNH	1,093,000	10/09/26	Bank of America, N.A.	(911)
USD	2,953	CNH	20,000	08/04/26	Barclays Bank PLC	0
USD	2,963	CNH	20,000	07/02/26	Deutsche Bank AG	16
USD	45,852	CNH	308,000	09/16/26	Deutsche Bank AG	245
USD	2,872,296	CNH	19,406,666	09/16/26	HSBC Bank PLC	(1,362)
USD	145,876	CNH	1,008,000	07/13/26	JPMorgan Chase Bank N.A.	(2,730)
USD	160,483	CNH	1,090,000	10/08/26	JPMorgan Chase Bank N.A.	(1,162)
USD	146,282	CNH	985,000	09/16/26	Morgan Stanley and Co. International PLC	428
USD	3,396,695	COP	13,400,981,454	09/16/26	Bank of America, N.A.	(422,931)
USD	383,000	COP	1,340,117,000	09/16/26	Bank of America, N.A.	1,032
USD	4,918,547	COP	18,674,493,474	07/27/26	Barclays Bank PLC	(465,446)
USD	3,941,234	COP	14,370,271,004	09/16/26	Barclays Bank PLC	(154,666)
USD	476,606	COP	1,724,336,377	09/16/26	BNP Paribas S.A.	(14,875)
USD	569,977	COP	2,002,943,486	09/16/26	Citibank N.A.	(914)
USD	6,504,682	COP	23,772,895,036	09/16/26	Goldman Sachs International	(271,209)
USD	276,162	COP	968,500,000	09/16/26	Goldman Sachs International	114
USD	433,900	COP	1,592,306,068	09/16/26	Merrill Lynch International	(19,948)
USD	5,359,350	COP	18,674,493,474	09/16/26	Morgan Stanley and Co. International PLC	36,636
USD	245,953	CZK	5,150,000	09/16/26	Barclays Bank PLC	3,157
USD	43,787	CZK	930,000	09/16/26	Barclays Bank PLC	(57)
USD	2,388,984	CZK	50,931,284	09/16/26	Citibank N.A.	(12,162)
USD	371,820	CZK	7,770,000	09/16/26	Royal Bank of Canada	5,505
USD	1,375,822	CZK	28,821,567	09/16/26	Standard Chartered Bank	17,034
USD	88,753	EGP	4,790,000	09/16/26	Bank of America, N.A.	(5,591)
USD	247,495	EGP	12,921,695	09/16/26	Citibank N.A.	(7,011)
USD	21,452,529	EUR	18,394,590	07/02/26	Bank of America, N.A.	421,992
USD	387,796	EUR	335,000	07/07/26	Bank of America, N.A.	4,713
USD	1,308,441	EUR	1,127,950	09/16/26	Barclays Bank PLC	14,775
USD	134,506	EUR	117,578	07/31/26	BNP Paribas S.A.	(78)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,019,996	EUR	880,480	09/16/26	BNP Paribas S.A.	$10,158
USD	1,064,409	EUR	931,427	09/16/26	BNP Paribas S.A.	(3,861)
USD	1,002,310	EUR	871,200	09/16/26	Citibank N.A.	3,115
USD	35,424	EUR	31,000	09/16/26	Citibank N.A.	(130)
USD	42,691,916	EUR	37,189,012	07/31/26	Deutsche Bank AG	123,745
USD	12,458,074	EUR	10,750,000	09/16/26	Deutsche Bank AG	128,712
USD	248,446	EUR	217,000	09/16/26	Deutsche Bank AG	(436)
USD	37,932,430	EUR	32,647,459	09/16/26	Goldman Sachs & Co.	488,492
USD	1,265,795	EUR	1,103,850	09/16/26	Goldman Sachs International	(230)
USD	10,910,485	EUR	9,480,000	09/16/26	Goldman Sachs International	37,708
USD	21,575,878	EUR	18,970,590	08/04/26	HSBC Bank PLC	(142,254)
USD	45,999,610	EUR	39,654,678	09/16/26	HSBC Bank PLC	518,971
USD	2,419,205	EUR	2,118,506	09/16/26	HSBC Bank PLC	(10,546)
USD	668,429	EUR	576,000	07/02/26	Morgan Stanley and Co. International PLC	9,888
USD	27,678	EUR	24,000	09/16/26	Morgan Stanley and Co. International PLC	152
USD	888,867	EUR	760,000	09/16/26	Standard Chartered Bank	17,210
USD	232,760	EUR	203,000	07/31/26	Toronto Dominion Bank	397
USD	212,891	EUR	184,000	09/16/26	UBS AG	1,858
USD	48,200	EUR	42,180	07/31/26	Wells Fargo Bank N.A.	(81)
USD	258,458	GBP	193,000	09/16/26	Deutsche Bank AG	2,300
USD	1,701,581	GBP	1,269,079	09/16/26	Goldman Sachs & Co.	17,206
USD	4,620,572	GBP	3,490,000	07/31/26	Wells Fargo Bank N.A.	(11,429)
USD	677,802	HKD	5,308,000	07/31/26	Deutsche Bank AG	224
USD	43,122	HUF	13,500,000	09/16/26	Barclays Bank PLC	(119)
USD	67,640	HUF	20,900,000	09/16/26	Royal Bank of Canada	697
USD	240,000	IDR	4,292,136,000	07/02/26	Bank of America, N.A.	(52)
USD	736,000	IDR	13,253,706,400	07/27/26	Bank of America, N.A.	(3,643)
USD	60,000	IDR	1,071,258,000	07/02/26	Barclays Bank PLC	86
USD	343,367	IDR	6,240,537,695	09/16/26	Barclays Bank PLC	(3,508)
USD	299,681	IDR	5,363,991,811	07/02/26	Deutsche Bank AG	(318)
USD	287,369	IDR	5,158,000,000	09/16/26	Deutsche Bank AG	665
USD	1,537,098	IDR	27,695,011,281	09/16/26	Deutsche Bank AG	(2,310)
USD	727,780	IDR	13,154,792,107	09/16/26	HSBC Bank PLC	(3,419)
USD	730,000	IDR	13,045,465,000	07/06/26	Morgan Stanley and Co. International PLC	703
USD	590,000	IDR	10,605,722,000	08/03/26	Morgan Stanley and Co. International PLC	(1,540)
USD	239,644	IDR	4,307,000,000	09/16/26	State Street Bank and Trust	242
USD	68,482	ILS	205,000	09/16/26	Barclays Bank PLC	(455)
USD	204,612	ILS	600,000	09/16/26	Citibank N.A.	2,847
USD	430,000	INR	41,329,794	07/01/26	Bank of America, N.A.	(6,619)
USD	362,357	INR	34,212,758	07/01/26	Bank of America, N.A.	924
USD	70,000	INR	6,694,310	07/06/26	Barclays Bank PLC	(700)
USD	109,685	INR	10,425,419	09/16/26	Barclays Bank PLC	222
USD	800,325	INR	75,512,222	07/01/26	Deutsche Bank AG	2,594
174See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,060,162	INR	101,135,211	09/16/26	JPMorgan Chase Bank N.A.	$(1,718)
USD	37,472	INR	3,570,000	09/16/26	Morgan Stanley and Co. International PLC	(11)
USD	357,304	INR	34,320,000	09/16/26	State Street Bank and Trust	(3,042)
USD	3,683,372	JPY	595,417,053	07/02/26	Barclays Bank PLC	19,830
USD	511,003	JPY	82,320,000	07/31/26	BNP Paribas S.A.	3,340
USD	100,478	KRW	153,016,150	07/15/26	Bank of America, N.A.	1,691
USD	175,601	KRW	268,810,000	09/16/26	Bank of America, N.A.	1,819
USD	1,737,446	KRW	2,633,777,017	07/15/26	HSBC Bank PLC	37,086
USD	254,701	KRW	394,147,267	07/06/26	Morgan Stanley and Co. International PLC	277
USD	186,070	KZT	93,900,000	09/16/26	Deutsche Bank AG	(5,173)
USD	97,963	MXN	1,740,000	09/17/26	BNP Paribas S.A.	(987)
USD	2,983,610	MXN	52,767,596	09/17/26	Citibank N.A.	(17,157)
USD	2,863,178	MXN	50,087,062	09/17/26	Citibank N.A.	14,846
USD	577,226	MXN	10,125,000	09/17/26	Goldman Sachs International	1,441
USD	23,797	MXN	422,000	09/17/26	HSBC Bank PLC	(201)
USD	93,968	MXN	1,648,575	09/17/26	JPMorgan Chase Bank N.A.	217
USD	56,700	MXN	1,003,000	07/28/26	Morgan Stanley and Co. International PLC	(577)
USD	58,536	MXN	1,055,000	09/08/26	Morgan Stanley and Co. International PLC	(1,503)
USD	389,478	MXN	6,750,000	09/17/26	Morgan Stanley and Co. International PLC	5,622
USD	51,482	MXN	892,000	09/17/26	Societe Generale	756
USD	2,374,780	MXN	41,525,000	09/17/26	Standard Chartered Bank	13,351
USD	2,052,164	MXN	35,965,000	09/17/26	UBS AG	6,920
USD	211,731	MXN	3,710,000	09/17/26	Wells Fargo Bank N.A.	752
USD	2,760,461	MYR	11,380,000	09/17/26	Standard Chartered Bank	(35,659)
USD	498,083	NGN	714,100,000	09/16/26	Citibank N.A.	(2,119)
USD	58,755	NOK	583,907	07/02/26	HSBC Bank PLC	(252)
USD	182,916	NOK	1,810,566	07/02/26	JPMorgan Chase Bank N.A.	(53)
USD	206,961	NZD	355,000	09/16/26	Australia and New Zealand Banking Group	4,509
USD	3,767,091	NZD	6,370,000	07/02/26	Barclays Bank PLC	143,517
USD	3,607,242	NZD	6,370,000	08/04/26	Barclays Bank PLC	(20,384)
USD	111,901	PEN	377,095	08/03/26	Deutsche Bank AG	1,449
USD	288,948	PEN	994,559	09/16/26	Deutsche Bank AG	(1,833)
USD	2,932,599	PEN	10,181,399	11/12/26	Deutsche Bank AG	(37,803)
USD	5,249,227	PEN	17,724,016	09/16/26	Goldman Sachs International	67,231
USD	5,274,059	PEN	18,064,016	09/16/26	Goldman Sachs International	(7,344)
USD	199,186	PEN	685,000	09/16/26	Standard Chartered Bank	(1,089)
USD	455,737	PHP	28,170,000	09/16/26	Deutsche Bank AG	(2,508)
USD	7,034,509	PHP	435,432,590	09/16/26	Standard Chartered Bank	(48,719)
USD	96,856	PLN	360,000	09/16/26	Bank of America, N.A.	1,087
USD	43,823	PLN	165,000	09/16/26	Barclays Bank PLC	(71)
USD	8,153,252	PLN	29,880,006	09/16/26	BNP Paribas S.A.	204,403
USD	77,014	PLN	290,000	09/16/26	Citibank N.A.	(133)
USD	127,775	PLN	480,000	09/16/26	Deutsche Bank AG	83
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	9,560	PLN	35,000	09/16/26	Goldman Sachs International	$249
USD	38,347	PLN	140,927	09/16/26	HSBC Bank PLC	856
USD	42,296	PLN	154,000	10/27/26	Morgan Stanley and Co. International PLC	1,323
USD	390,451	PLN	1,435,000	09/16/26	Royal Bank of Canada	8,704
USD	151,157	PLN	568,000	09/16/26	State Street Bank and Trust	55
USD	186,402	RON	845,000	09/16/26	Bank of America, N.A.	2,757
USD	188,452	RON	874,000	09/16/26	Bank of America, N.A.	(1,496)
USD	165,205	RON	751,000	09/16/26	BNP Paribas S.A.	1,989
USD	136,408	RON	624,000	09/16/26	Citibank N.A.	794
USD	34,005	RON	155,000	09/16/26	Goldman Sachs International	319
USD	43,743	RON	200,000	09/16/26	Societe Generale	277
USD	4,948,305	SGD	6,319,282	07/02/26	Bank of America, N.A.	62,703
USD	3,846,742	SGD	4,967,874	08/04/26	Bank of America, N.A.	(2,906)
USD	335,856	SGD	428,290	07/02/26	Barclays Bank PLC	4,733
USD	93,548	SGD	120,000	09/16/26	Citibank N.A.	277
USD	704,315	SGD	898,509	07/02/26	Deutsche Bank AG	9,654
USD	2,061,327	SGD	2,660,410	08/04/26	Deutsche Bank AG	(247)
USD	390,873	SGD	500,000	09/16/26	Deutsche Bank AG	2,244
USD	567,475	SGD	730,000	09/16/26	HSBC Bank PLC	78
USD	575,652	SGD	740,000	09/16/26	Standard Chartered Bank	482
USD	340,000	THB	11,081,042	07/06/26	Bank of America, N.A.	6,333
USD	280,000	THB	9,363,200	07/27/26	Bank of America, N.A.	(2,421)
USD	311,133	THB	10,353,447	09/16/26	Bank of America, N.A.	(2,481)
USD	101,407	THB	3,380,000	09/16/26	Barclays Bank PLC	(976)
USD	2,892,910	THB	94,756,406	09/16/26	Citibank N.A.	22,664
USD	830,557	THB	27,087,527	09/16/26	Deutsche Bank AG	10,054
USD	567,543	THB	18,638,100	09/16/26	Goldman Sachs International	2,980
USD	1,967,714	THB	64,117,223	09/16/26	HSBC Bank PLC	25,554
USD	474,443	THB	15,751,201	09/16/26	HSBC Bank PLC	(2,672)
USD	978,192	THB	31,656,929	09/16/26	JPMorgan Chase Bank N.A.	19,278
USD	314,058	THB	10,475,405	09/16/26	JPMorgan Chase Bank N.A.	(3,250)
USD	2,265,067	THB	74,494,300	09/16/26	Standard Chartered Bank	8,575
USD	939,827	TRY	52,260,000	12/16/26	Barclays Bank PLC	(38,655)
USD	561,237	TRY	33,465,000	03/17/27	Goldman Sachs International	(19,369)
USD	240,942	TRY	13,965,000	02/10/27	JPMorgan Chase Bank N.A.	(8,518)
USD	316,175	TRY	18,795,000	03/17/27	UBS AG	(9,912)
USD	2,565,307	UGX	10,023,834,128	03/17/27	Standard Chartered Bank	(18,739)
USD	607,305	UYU	24,030,001	07/31/26	Citibank N.A.	9,470
USD	1,570,172	UYU	64,300,001	09/16/26	Citibank N.A.	(24,176)
USD	595,244	UYU	24,030,000	10/23/26	Citibank N.A.	957
USD	134,074	UZS	1,708,504,982	09/10/26	Deutsche Bank AG	(6,784)
USD	133,000	UZS	1,690,430,000	10/09/26	Deutsche Bank AG	(5,778)
USD	75,098	UZS	952,618,130	10/13/26	Deutsche Bank AG	(3,069)
176See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	68,344	UZS	886,421,680	12/11/26	Deutsche Bank AG	$(3,852)
USD	68,344	UZS	887,446,840	12/14/26	Deutsche Bank AG	(3,908)
USD	84,897	UZS	1,107,481,365	12/18/26	Deutsche Bank AG	(5,224)
USD	39,221	UZS	497,126,175	10/13/26	JPMorgan Chase Bank N.A.	(1,571)
USD	42,448	UZS	572,623,520	06/18/27	JPMorgan Chase Bank N.A.	(3,067)
USD	47,329	ZAR	766,000	08/26/26	Bank of America, N.A.	803
USD	1,252,089	ZAR	20,595,989	07/21/26	Barclays Bank PLC	(2,550)
USD	1,466,726	ZAR	23,823,608	07/21/26	Barclays Bank PLC	15,471
USD	368,630	ZAR	6,140,000	09/16/26	Barclays Bank PLC	(3,692)
USD	676,977	ZAR	11,916,423	12/21/26	Barclays Bank PLC	(40,169)
USD	200,399	ZAR	3,340,000	09/16/26	Citibank N.A.	(2,134)
USD	98,922	ZAR	1,610,000	09/16/26	Citibank N.A.	1,294
USD	684,341	ZAR	11,078,112	07/21/26	Deutsche Bank AG	9,499
USD	1,281,267	ZAR	22,572,721	12/21/26	Deutsche Bank AG	(77,190)
USD	26,251	ZAR	430,000	09/16/26	Goldman Sachs International	176
USD	626,651	ZAR	10,184,000	07/21/26	HSBC Bank PLC	6,275
USD	166,846	ZAR	2,785,000	07/09/26	JPMorgan Chase Bank N.A.	(2,973)
USD	132,664	ZAR	2,179,000	12/18/26	JPMorgan Chase Bank N.A.	1,498
USD	114,419	ZAR	1,900,000	07/21/26	Morgan Stanley and Co. International PLC	(1,322)
USD	10,898,648	ZAR	180,776,906	09/16/26	Standard Chartered Bank	(63,428)
ZAR	1,580,000	USD	94,376	09/16/26	Bank of America, N.A.	1,434
ZAR	660,000	USD	39,612	09/16/26	Citibank N.A.	410
ZAR	2,480,000	USD	152,641	09/16/26	Citibank N.A.	(2,257)
ZAR	770,000	USD	46,206	09/16/26	Deutsche Bank AG	486
ZAR	30,069,931	USD	1,811,020	09/16/26	Goldman Sachs International	12,382
ZAR	5,667,000	USD	349,384	07/09/26	JPMorgan Chase Bank N.A.	(3,830)
ZAR	7,324,745	USD	439,282	09/16/26	Standard Chartered Bank	4,881
ZAR	3,475,000	USD	208,803	09/16/26	State Street Bank and Trust	1,917
						$1,280,749
Cross-Currency Forwards
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	1,014,944	GBP	879,300	07/31/26	Toronto Dominion Bank	$(5,275)
EUR	97,293	HUF	35,064,397	11/30/26	Morgan Stanley and Co. International PLC	(229)
						$(5,504)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
656	U.S. Ultra 10-Year	Sep 2026	$73,779,500	$726,408
121	U.S. Ultra Bond	Sep 2026	14,054,906	472,552
186	10-Year Australian Bond	Sep 2026	14,151,171	209,622
21	Euro-Schatz	Sep 2026	2,544,026	6,457
76	Long Gilt	Sep 2026	8,998,697	163,144
21	U.S. Long Bond	Sep 2026	2,383,500	58,156
465	U.S. Treasury Note 10-Year	Sep 2026	51,099,141	171,456
139	U.S. Treasury Note 2-Year	Sep 2026	28,652,461	(39,928)
437	U.S. Treasury Note 5-Year	Sep 2026	46,779,484	87,931
				$1,855,798
Sales
33	30 -Year Euro BUXL Bond	Sep 2026	$4,196,209	$(87,321)
57	Euro BUND	Sep 2026	8,298,506	(106,712)
71	Euro OAT	Sep 2026	9,739,293	(63,371)
154	Euro-Bobl	Sep 2026	20,314,751	(116,299)
3	Long Gilt	Sep 2026	355,212	(1,480)
459	U.S. Treasury Note 2-Year	Sep 2026	94,614,961	(29,760)
340	U.S. Treasury Note 5-Year	Sep 2026	36,395,937	(15,906)
46	U.S. Ultra Bond	Sep 2026	5,343,188	(16,832)
				$(437,681)
Written Options
Written Currency Options
Type of Contract	Counterparty	Notional Value		Premiums Received	Market Value
CALL - USD/HUF Option. Strike @ 378.00 Expires 11/26/26	Morgan Stanley International	EUR	(532,000)	$(6,759)	$(4,315)
CALL - USD/THB Option. Strike @ 30.70 Expires 08/24/26	Bank of America N.A.	USD	(806,000)	(18,530)	(57,766)
CALL - USD/THB Option. Strike @ 32.18 Expires 10/23/26	Bank of America N.A.	USD	(635,000)	(16,864)	(18,571)
PUT - USD/THB Option. Strike @ 30.70 Expires 08/24/26	Bank of America N.A.	USD	(806,000)	(17,249)	(86)
PUT - USD/THB Option. Strike @ 32.18 Expires 10/23/26	Bank of America N.A.	USD	(635,000)	(15,511)	(4,899)
PUT - USD/ZAR Option. Strike @ 15.61 Expires 12/16/26	JPMorgan Chase Bank N.A.	USD	(438,000)	(4,836)	(3,197)
Total Written Currency Options				$(79,749)	$(88,834)
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
7.36%	Annual	12-Month JIBAR	Annual	09/16/31	$903	ZAR	61,800,000	$(15,292)	$(16,195)
4.58%	Annual	6-Month PRIBOR	Semi-Annual	09/16/31	—	CZK	72,000,000	69,374	69,374
12-Month SOFR	Annual	4.22%	Annual	11/15/52	6,835	USD	7,075,000	(31,581)	(38,416)
178See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Centrally Cleared Interest Rate Swaps—continued
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
12-Month SOFR	Annual	4.00%	Annual	02/15/36	$(58,806)	USD	16,200,000	$(9,733)	$49,073
12-Month SOFR	Annual	3.75%	Annual	12/17/35	(40,656)	USD	22,500,000	417,166	457,822
12-Month SOFR	Annual	3.25%	Annual	06/18/30	150,676	USD	21,600,000	512,389	361,713
12-Month SOFR	Annual	3.25%	Annual	06/18/35	834,788	USD	22,600,000	1,222,542	387,754
1-Month TIIE	Monthly	7.85%	Monthly	03/04/33	110	MXN	4,996,000	228	118
1-Month TIIE	Monthly	7.75%	Monthly	04/23/31	—	MXN	6,113,000	(1,285)	(1,285)
1-Month TIIE	Monthly	7.73%	Monthly	02/15/36	—	MXN	5,338,000	7,518	7,518
1-Month TIIE	Monthly	7.64%	Monthly	02/04/33	—	MXN	1,378,000	896	896
6.71%	Monthly	1-Month TIIE	Monthly	06/28/27	—	MXN	16,787,000	(365)	(365)
6.93%	Monthly	1-Month TIIE	Monthly	02/23/29	—	MXN	13,965,000	(7,115)	(7,115)
7.16%	Monthly	1-Month TIIE	Monthly	09/14/28	79	MXN	111,300,000	(11,214)	(11,293)
7.27%	Monthly	1-Month TIIE	Monthly	06/25/29	—	MXN	6,012,000	(921)	(921)
7.71%	Monthly	1-Month TIIE	Monthly	09/11/31	61	MXN	44,070,000	(5,879)	(5,940)
1.54%	Quarterly	3-Month Baht Interest Rate Fixing	Quarterly	09/16/31	327	CNY	44,800,000	24,186	23,859
5.52%	Annual	3-Month BIBOR	Quarterly	09/16/27	—	HUF	886,918,000	6,983	6,983
5.91%	Annual	3-Month BIBOR	Quarterly	09/16/27	—	HUF	133,763,000	2,639	2,639
3-Month JIBAR	Quarterly	7.46%	Quarterly	09/16/28	(273)	ZAR	19,576,000	(2,330)	(2,057)
3-Month JIBAR	Quarterly	7.41%	Quarterly	09/16/31	—	ZAR	7,799,000	203	203
6.77%	Quarterly	3-Month JIBAR	Quarterly	03/10/28	(1)	ZAR	7,000,000	(3,664)	(3,663)
7.47%	Quarterly	3-Month JIBAR	Quarterly	09/16/29	326	ZAR	23,168,000	5,524	5,198
7.82%	Quarterly	3-Month JIBAR	Quarterly	09/16/33	172	ZAR	8,381,000	6,433	6,261
8.08%	Quarterly	3-Month JIBAR	Quarterly	09/16/36	85	ZAR	16,142,000	17,963	17,878
3-Month THOR	Quarterly	1.82%	Quarterly	09/16/31	(61)	THB	64,300,000	(17,582)	(17,521)
3-Month THOR	Quarterly	1.46%	Quarterly	09/16/28	(200)	THB	279,600,000	(25,596)	(25,396)
2.30%	Quarterly	3-Month THOR	Quarterly	09/16/36	(201)	THB	11,622,000	9,083	9,284
6 mo. EURIBOR	Semi-Annual	3.00%	Annual	09/16/56	84,848	EUR	4,480,000	81,990	(2,858)
2.75%	Annual	6 mo. EURIBOR	Semi-Annual	09/16/36	(27,052)	EUR	8,040,000	(144,265)	(117,213)
4.00%	Semi-Annual	6-Month BBSW	Semi-Annual	06/18/30	39,509	AUD	18,350,000	(286,228)	(325,737)
4.25%	Semi-Annual	6-Month BBSW	Semi-Annual	03/18/36	8,975	AUD	3,400,000	(104,678)	(113,653)
6-Month BIBOR	Semi-Annual	5.33%	Annual	09/16/36	—	HUF	84,298,000	(13,343)	(13,343)
6-Month BIBOR	Semi-Annual	5.32%	Annual	09/16/28	—	HUF	378,997,000	(6,564)	(6,564)
6-Month BIBOR	Semi-Annual	5.16%	Annual	09/16/36	—	HUF	85,930,000	(9,969)	(9,969)
6-Month BIBOR	Semi-Annual	5.09%	Annual	09/16/36	—	HUF	63,590,000	(6,143)	(6,143)
5.10%	Annual	6-Month BIBOR	Semi-Annual	09/16/31	—	HUF	740,000,000	37,095	37,095
5.11%	Annual	6-Month BIBOR	Semi-Annual	09/16/31	—	HUF	113,669,000	5,886	5,886
5.25%	Annual	6-Month BIBOR	Semi-Annual	09/16/31	—	HUF	153,217,000	10,883	10,883
5.29%	Annual	6-Month BIBOR	Semi-Annual	09/16/29	29	HUF	132,903,000	4,703	4,674
5.55%	Annual	6-Month BIBOR	Semi-Annual	09/16/29	—	HUF	72,146,000	4,225	4,225
6-Month MIBOR	Semi-Annual	6.72%	Semi-Annual	09/16/31	39	INR	27,116,000	(6,083)	(6,122)
6-Month PRIBOR	Semi-Annual	4.20%	Annual	09/16/31	—	CZK	15,600,000	(2,532)	(2,532)
6-Month PRIBOR	Semi-Annual	4.19%	Annual	09/16/31	—	CZK	16,900,000	(2,255)	(2,255)
6-Month PRIBOR	Semi-Annual	4.18%	Annual	09/16/28	—	CZK	45,900,000	(2,694)	(2,694)
6-Month PRIBOR	Semi-Annual	4.16%	Annual	09/16/28	—	CZK	44,100,000	(1,771)	(1,771)
4.44%	Annual	6-Month PRIBOR	Semi-Annual	09/16/33	40	CZK	4,905,000	3,970	3,930
4.80%	Annual	6-Month PRIBOR	Semi-Annual	09/16/36	—	CZK	4,376,000	9,667	9,667
6-Month WIBOR	Semi-Annual	4.58%	Annual	09/16/31	—	PLN	2,387,000	(16,841)	(16,841)
4.00%	Annual	6-Month WIBOR	Semi-Annual	09/16/28	—	PLN	6,000,000	4,085	4,085
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Centrally Cleared Interest Rate Swaps—continued
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
4.15%	Annual	6-Month WIBOR	Semi-Annual	09/16/31	$403	PLN	1,200,000	$2,489	$2,086
4.16%	Annual	6-Month WIBOR	Semi-Annual	09/16/31	540	PLN	1,200,000	2,630	2,090
4.23%	Annual	6-Month WIBOR	Semi-Annual	09/16/31	—	PLN	2,850,000	8,584	8,584
4.47%	Annual	6-Month WIBOR	Semi-Annual	09/16/29	(25)	PLN	929,000	3,998	4,023
4.63%	Annual	6-Month WIBOR	Semi-Annual	09/16/33	12	PLN	709,000	6,010	5,998
4.80%	Annual	6-Month WIBOR	Semi-Annual	09/16/36	—	PLN	457,000	4,958	4,958
BRL-CDI	At Maturity	14.19%	At Maturity	01/02/31	—	BRL	15,200,000	(23,533)	(23,533)
12.82%	Annual	BRL-CDI	Annual	01/02/29	—	BRL	8,200,000	(39,047)	(39,047)
12.87%	At Maturity	BRL-CDI	At Maturity	01/02/31	—	BRL	12,300,000	(76,793)	(76,793)
12.91%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	1,700,000	(8,158)	(8,158)
13.02%	At Maturity	BRL-CDI	At Maturity	01/02/31	—	BRL	6,900,000	(35,727)	(35,727)
13.18%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	1,845,177	(7,268)	(7,268)
13.25%	At Maturity	BRL-CDI	At Maturity	01/02/31	—	BRL	1,100,000	(4,188)	(4,188)
13.26%	At Maturity	BRL-CDI	At Maturity	01/02/31	(2,083)	BRL	8,800,000	(29,776)	(27,693)
13.29%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	15,000,000	(45,065)	(45,065)
13.32%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	1,600,000	(6,919)	(6,919)
13.32%	At Maturity	BRL-CDI	At Maturity	01/02/29	29,160	BRL	30,100,000	(97,384)	(126,544)
13.47%	At Maturity	BRL-CDI	At Maturity	01/03/28	5	BRL	316,019	(417)	(422)
13.56%	At Maturity	BRL-CDI	At Maturity	01/02/31	—	BRL	1,100,000	(2,466)	(2,466)
13.68%	At Maturity	BRL-CDI	At Maturity	01/02/31	(1,344)	BRL	5,400,000	(8,797)	(7,453)
13.73%	At Maturity	BRL-CDI	At Maturity	01/02/31	—	BRL	300,000	(426)	(426)
13.93%	At Maturity	BRL-CDI	At Maturity	01/04/27	—	BRL	2,900,000	(4,585)	(4,585)
13.93%	At Maturity	BRL-CDI	At Maturity	01/04/27	—	BRL	22,700,000	(35,691)	(35,691)
14.01%	At Maturity	BRL-CDI	At Maturity	01/02/31	(43)	BRL	1,428,819	187	230
14.04%	At Maturity	BRL-CDI	At Maturity	01/02/29	2	BRL	2,075,821	211	209
14.38%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	20,700,000	33,675	33,675
14.67%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	2,533,465	7,361	7,361
CAMARA	Semi-Annual	5.37%	Semi-Annual	09/16/36	—	CLP	31,569,000	(601)	(601)
CAMARA	Semi-Annual	5.18%	Semi-Annual	09/16/36	—	CLP	142,548,000	(284)	(284)
CAMARA	At Maturity	4.68%	At Maturity	03/17/27	—	CLP	1,111,021,000	(2,379)	(2,379)
11.62%	Quarterly	COP-IBR	Quarterly	09/16/36	—	COP	1,545,339,000	45,926	45,926
									$389,054
OTC— Credit Default Swaps
Buy Protection
Notional Amount	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Market Value
900,000	EUR	06/20/31	Goldman Sachs International	(1.00%)	Quarterly	BNP Paribas SA	$(15,889)	$7,936	$(7,953)
180See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
OTC— Credit Default Swaps—continued
Sell Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Market Value
1,800,000	USD	06/20/27	Morgan Stanley and Co. International PLC	5.00%	Quarterly	Argentina Republic Government International Bonds, 1.00%, 07/09/29 (Moody's rating: Caa)	$25,464	$35,942	$61,406
700,000	USD	06/20/27	JPMorgan Chase Bank N.A.	5.00%	Quarterly	Ecuador Government International Bonds, 6.90%, 07/31/35 (Moody's rating: Caa)	2,481	23,103	25,584
500,000	EUR	12/20/30	Bank of America, N.A.	5.00%	Quarterly	iTraxx Europe Crossover S44, 1.00%, 20/12/30 (Moody's rating: Ba3)	(9,856)	115,539	105,683
1,640,000	EUR	12/20/30	JPMorgan Chase Bank N.A.	5.00%	Quarterly	iTraxx Europe Crossover S44, 1.00%, 20/12/30 (Moody's rating: Ba3)	(10,405)	357,043	346,638
3,250,000	USD	12/20/30	Barclays Bank PLC	1.00%	Quarterly	Republic of Turkiye, 11.875%, 01/15/30 (Moody's rating: Ba3)	94,987	(229,624)	(134,637)
1,450,000	USD	12/20/30	Bank of America, N.A.	1.00%	Quarterly	Republic of Turkiye, 11.875%, 01/15/30 (Moody's rating: Ba3)	31,257	(91,326)	(60,069)
Total Sell Protection							$133,928	$210,677	$344,605
Total OTC Credit Default Swaps							$118,039	$218,613	$336,652
Centrally Cleared Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Market Value
850,000	EUR	12/20/30	(5.00%)	Quarterly	iTraxx Europe Crossover S44	$(2,607)	$(109,182)	$(111,789)
Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Market Value
500,000	USD	12/20/30	5.00%	Quarterly	CCO Holdings LLC/CCO Holdings Capital Corp.	$(7,824)	$49,725	$41,901
11,750,000	USD	06/20/31	1.00%	Quarterly	CDX.EM.S45**	251,864	(458,178)	(206,314)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Centrally Cleared Credit Default Swaps—continued
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Market Value
1,568,000	USD	12/20/30	5.00%	Quarterly	CDX.NA.HY.S45***	$10,456	$117,490	$127,946
1,296,900	USD	06/20/31	5.00%	Quarterly	CDX.NA.HY.S46***	6,785	98,198	104,983
56,454,750	USD	06/20/31	5.00%	Quarterly	CDX.NA.HY.S46***	675,930	3,894,018	4,569,948
5,800,000	USD	06/20/31	1.00%	Quarterly	CDX.NA.IG.S46****	2,933	124,701	127,634
500,000	USD	06/20/31	5.00%	Quarterly	Venture Global LNG, Inc.	1,535	55,951	57,486
610,000	EUR	06/20/31	5.00%	Quarterly	Worldline SA	2,621	(113,315)	(110,694)
Total Sell Protection						$944,300	$3,768,590	$4,712,890
Total Centrally Cleared Credit Default Swaps						$941,693
OTC — Total Return Swaps
Fund Pays	Fund Receives	Counterparty	Expiration Date	Payment Frequency	Upfront Premiums Paid (Received)	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
12-Month SOFR	IBXXLLTR	Morgan Stanley and Co. International PLC	09/20/26	Quarterly	$—	$(16,625,000)	$294,218	$294,218
12-Month SOFR	IBXXLLTR	Morgan Stanley and Co. International PLC	12/21/26	Quarterly	—	(3,200,000)	9,573	9,573
					$—		$303,791	$303,791

*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**	CDX.EM — Markit CDX Emerging Markets Index. Represents an index composed of fifteen (15) sovereign reference entities that trade in the credit default swaps (CDS) market.
***
CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

****
CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

U.S. Treasury securities in the amount of $547,433 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.
Currency Abbreviations
ARS	—	Argentina Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi
182See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Currency Abbreviations
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DOP	—	Dominican Pesos
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	United Kingdom Pound
GHS	—	New Ghanaian Cedi
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israel Shekel
INR	—	Indian Rupee
JMD	—	Jamaica Dollar
JPY	—	Japanese Yen
KRW	—	South Korean Won
KZT	—	Kazakhstani Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
NOK	—	Norwegian Krona
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippines Peso
PLN	—	Polish Zloty
PYG	—	Paraguay Guarani
RON	—	Romanian New Leu
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish New Lira
TWD	—	Taiwan Dollar
UGX	—	Ugandan Shilling
USD	—	U.S. Dollar
UYU	—	Uruguayan Peso
UZS	—	Uzbekistan Som
ZAR	—	South African Rand

Abbreviations
BBSW	—	Australian Bank Bill Swap Rate
BIBOR	—	Bangkok Interbank Offered Rate
CAMARA	—	Chilean Interbank Offered Rate
CDI	—	CREST Depository Interest
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Abbreviations
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
COP-IBR	—	Colombia Overnight Interbank Rate
ETF	—	Exchange-traded fund
EURIBOR	—	Euro Interbank Offered Rate
Euro-Bobl	—	Bundesobligationen, German government bonds on the EUREX Exchange
ICE	—	Intercontinental Exchange
JIBAR	—	Johannesburg Interbank Average Rate
LIBOR	—	London Interbank Offered Rate
MIBOR	—	Mumbai Interbank Offered Rate
PIK	—	Payment In Kind
PRIBOR	—	Prague Interbank Offered Rate
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
TBA	—	To Be Announced
TBD	—	To Be Determined
TIIE	—	Mexican Interbank Equilibrium Interest Rate
TLREF	—	Turkish Lira Overnight Reference Rate
WIBOR	—	Warsaw Interbank Offer Rate
184See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

Asset Class Summary(Unaudited)	% of Net Assets
Corporate Debt	35.3
Bank Loans	17.7
Sovereign Debt Obligations	17.4
Asset Backed Securities	9.6
U.S. Government and Agency Obligations	6.9
Mortgage Backed Securities - U.S. Government Agency Obligations	6.0
Mortgage Backed Securities - Private Issuers	4.3
Convertible Debt	1.3
Common Stocks	0.7
Investment Company	0.3
Preferred Stocks	0.2
Futures Contracts	0.1
Forward Foreign Currency Contracts	0.1
Centrally Cleared Credit Default Swaps	0.1
Centrally Cleared Interest Rate Swaps	0.0*
OTC Credit Default Swaps	0.0*
OTC Total Return Swaps	0.0*
Purchased Currency Options	0.0*
Warrant	0.0*
Cross Currency Forward Foreign Currency Contracts	(0.0)*
Written Currency Options	(0.0)*
Reverse Repurchase Agreements	(0.0)*
Short-Term Investments	4.7
Other Assets and Liabilities (net)	(4.7)
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2026 (Unaudited)

Par Value(a)	Description	Value ($)
	DEBT OBLIGATIONS — 90.7%
	Asset Backed Securities — 19.7%
250,000	American Express Credit Account Master Trust, Series 2023-4, Class A, 5.15%, due 09/16/30	254,240
150,000	American Express Credit Account Master Trust, Series 2024-3, Class A, 4.65%, due 07/15/29	150,723
135,000	American Express Credit Account Master Trust, Series 2025-2, Class A, 4.28%, due 04/15/30	134,933
100,000	American Express Credit Account Master Trust, Series 2025-4, Class A, 4.30%, due 07/15/30	99,927
36,193	AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22%, due 03/19/29 144A	36,180
200,000	Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, 4.99% (1 mo. USD Term SOFR + 1.35%), due 01/20/43(b) 144A	200,375
100,000	AREIT Ltd., Series 2025-CRE10, Class A, 5.02% (1 mo. USD Term SOFR + 1.39%), due 12/17/29(b) 144A	100,141
150,000	ARI Fleet Lease Trust, Series 2026-A, Class A2, 3.96%, due 11/15/34 144A	149,295
250,000	Bain Capital Credit CLO Ltd., Series 2020-5A, Class ARR, 4.83% (3 mo. USD Term SOFR + 1.15%), due 04/20/34(b) 144A	250,085
250,000	Bain Capital Credit CLO Ltd., Series 2024-1A, Class A1R, 4.85% (3 mo. USD Term SOFR + 1.17%), due 04/16/39(b) 144A	249,849
250,000	Basswood Park CLO Ltd., Series 2021-1A, Class AR, 4.71% (3 mo. USD Term SOFR + 1.03%), due 04/20/34(b) 144A	250,085
250,000	Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R2, 4.91% (3 mo. USD Term SOFR + 1.24%), due 01/15/39(b) 144A	250,404
250,000	Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR, 4.85% (3 mo. USD Term SOFR + 1.18%), due 01/25/38(b) 144A	249,973
250,000	Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 4.67% (3 mo. USD Term SOFR + 1.00%), due 01/15/35(b) 144A	250,120
250,000	BlueMountain CLO XXVI Ltd., Series 2019-26AR, Class AR2, 4.69% (3 mo. USD Term SOFR + 1.05%), due 10/20/34(b) 144A	250,169
160,000	BMW Vehicle Lease Trust, Series 2025-2, Class A3, 3.97%, due 09/25/28	159,535
60,000	BMW Vehicle Owner Trust, Series 2024-A, Class A4, 5.04%, due 04/25/31	60,500
180,000	Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A, 3.92%, due 09/15/29	179,382
100,000	CarMax Auto Owner Trust, Series 2026-1, Class A3, 4.04%, due 03/17/31	99,333
100,000	CarMax Select Receivables Trust, Series 2026-B, Class B, 4.88%, due 10/15/32	100,328
100,000	Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, due 01/15/31	100,725
250,000	CIFC Funding Ltd., Series 2022-4A, Class AR, 4.77% (3 mo. USD Term SOFR + 1.09%), due 07/16/35(b) 144A	250,183
100,000	CNH Equipment Trust, Series 2022-B, Class A4, 3.91%, due 03/15/28	99,865
100,000	Corporate One Auto Receivables Trust, Series 2026-1A, Class A3, 4.15%, due 03/15/30 144A	99,536
100,000	Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59%, due 08/22/30 144A	100,136
160,000	DLLAA LLC, Series 2025-1A, Class A3, 4.95%, due 09/20/29 144A	161,077
109,656	Dryden 53 CLO Ltd., Series 2017-53A, Class AR, 4.67% (3 mo. USD Term SOFR + 1.00%), due 01/15/31(b) 144A	109,705
250,000	Elmwood CLO 15 Ltd., Series 2022-2A, Class A1R, 4.81% (3 mo. USD Term SOFR + 1.15%), due 04/22/35(b) 144A	250,075
250,000	Empower CLO Ltd., Series 2022-1A, Class A1R, 5.07% (3 mo. USD Term SOFR + 1.39%), due 10/20/37(b) 144A	250,194
150,000	Enterprise Fleet Financing LLC, Series 2024-3, Class A3, 4.98%, due 08/21/28 144A	150,932
200,000	Enterprise Fleet Financing LLC, Series 2025-4, Class A3, 4.11%, due 12/20/29 144A	198,055
20,480	Exeter Automobile Receivables Trust, Series 2025-4A, Class A2, 4.53%, due 03/15/28	20,488
186See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
100,000	Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39%, due 09/17/29	100,015
52,728	Exeter Automobile Receivables Trust, Series 2025-5A, Class A2, 4.38%, due 06/15/28	52,756
108,327	First Investors Auto Owner Trust, Series 2025-1A, Class A2, 4.31%, due 12/15/28 144A	108,364
40,920	Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64%, due 07/16/29 144A	40,986
24,535	Flagship Credit Auto Trust, Series 2024-1, Class A3, 5.48%, due 10/16/28 144A	24,564
250,000	Ford Credit Auto Owner Trust, Series 2023-A, Class B, 5.07%, due 01/15/29	251,149
688	Ford Credit Auto Owner Trust, Series 2024-C, Class A2A, 4.32%, due 08/15/27	688
75,000	Ford Credit Auto Owner Trust, Series 2024-C, Class A3, 4.07%, due 07/15/29	74,905
170,000	Ford Credit Auto Owner Trust, Series 2026-B, Class A3, 4.39%, due 02/15/31	170,002
250,000	Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 4.61% (3 mo. USD Term SOFR + 0.95%), due 04/22/34(b) 144A	249,927
100,000	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.02% (1 mo. USD Term SOFR + 1.39%), due 08/19/42(b) 144A	100,125
200,000	FS Rialto Issuer LLC, Series 2026-FL11, Class A, 5.09% (1 mo. USD Term SOFR + 1.45%), due 01/19/44(b) 144A	200,625
52,821	GM Financial Automobile Leasing Trust, Series 2024-3, Class A3, 4.21%, due 10/20/27	52,837
115,000	GM Financial Automobile Leasing Trust, Series 2025-1, Class A3, 4.66%, due 02/21/28	115,232
120,000	GM Financial Automobile Leasing Trust, Series 2026-2, Class A3, 4.30%, due 03/20/29	119,888
275,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class C, 5.21%, due 12/18/28	276,504
100,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class B, 5.16%, due 08/16/29	100,794
100,000	GreatAmerica Leasing Receivables Funding LLC, Series 2025-2, Class A2, 4.22%, due 05/15/28 144A	99,951
53,531	GreenSky Home Improvement Issuer Trust, Series 2025-3A, Class A1, 4.34%, due 12/27/60 144A	53,512
46,409	Hilton Grand Vacations Trust, Series 2024-2A, Class A, 5.50%, due 03/25/38 144A	47,054
49,261	Hilton Grand Vacations Trust, Series 2024-3A, Class A, 4.98%, due 08/27/40 144A	49,385
134,261	Honda Auto Receivables Owner Trust, Series 2025-4, Class A2A, 4.04%, due 06/15/28	134,166
22,262	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3, 5.41%, due 05/17/27 144A	22,288
215,000	Hyundai Auto Lease Securitization Trust, Series 2024-C, Class A3, 4.62%, due 04/17/28 144A	215,315
135,000	Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A3, 3.97%, due 12/15/28 144A	134,151
95,000	Hyundai Auto Receivables Trust, Series 2024-C, Class A3, 4.41%, due 05/15/29	95,108
125,000	Hyundai Auto Receivables Trust, Series 2026-A, Class A3, 3.79%, due 02/18/31	123,418
150,000	Hyundai Auto Receivables Trust, Series 2026-B, Class A3, 4.51%, due 02/18/31	150,467
350,000	John Deere Owner Trust, Series 2023-C, Class A4, 5.39%, due 08/15/30	352,984
29,820	John Deere Owner Trust, Series 2024-A, Class A3, 4.96%, due 11/15/28	29,938
80,693	John Deere Owner Trust, Series 2024-B, Class A3, 5.20%, due 03/15/29	81,233
101,440	John Deere Owner Trust, Series 2024-C, Class A3, 4.06%, due 06/15/29	101,274
100,000	John Deere Owner Trust, Series 2025-A, Class A4, 4.42%, due 02/17/32	99,883
265,000	Kubota Credit Owner Trust, Series 2025-2A, Class A3, 4.42%, due 09/17/29 144A	265,053
25,684	Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10%, due 10/15/30 144A	25,709
100,000	LoanCore Issuer LLC, Series 2025-CRE8, Class A, 5.02% (1 mo. USD Term SOFR + 1.39%), due 08/17/42(b) 144A	100,187
200,000	LoanCore Issuer LLC, Series 2025-CRE9, Class A, 5.09% (1 mo. USD Term SOFR + 1.45%), due 08/18/42(b) 144A	200,484
250,000	Magnetite XXIII Ltd., Series 2019-23A, Class AR2, 4.66% (3 mo. USD Term SOFR + 0.99%), due 01/25/35(b) 144A	250,128
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
500,000	Magnetite XXXI Ltd., Series 2021-31A, Class A1R, 4.67% (3 mo. USD Term SOFR + 1.00%), due 07/15/34(b) 144A	500,068
40,273	Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32%, due 01/18/28	40,419
50,000	MetroNet Infrastructure Issuer LLC, Series 2026-1A, Class A2, 5.27%, due 04/20/56 144A	50,097
100,000	MF1 LLC, Series 2025-FL17, Class A, 4.96% (1 mo. USD Term SOFR + 1.32%), due 02/18/40(b) 144A	100,063
64,844	MVW LLC, Series 2024-1A, Class A, 5.32%, due 02/20/43 144A	65,619
136,957	MVW LLC, Series 2024-2A, Class A, 4.43%, due 03/20/42 144A	136,414
97,665	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.40%, due 10/15/68 144A	95,040
225,793	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.69%, due 05/15/69 144A	215,277
145,545	Navient Private Education Refi Loan Trust, Series 2020-EA, Class A, 1.69%, due 05/15/69 144A	135,968
244,896	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, due 09/16/69 144A	229,537
58,967	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	55,988
108,172	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.84%, due 05/15/69 144A	98,984
40,778	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.94%, due 07/15/69 144A	37,072
170,230	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, due 10/15/69 144A	154,485
42,821	Navient Private Education Refi Loan Trust, Series 2021-FA, Class A, 1.11%, due 02/18/70 144A	37,827
46,833	Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.58%, due 04/15/70 144A	42,047
57,362	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.51%, due 10/15/71 144A	58,215
136,445	Navient Private Education Refi Loan Trust, Series 2024-A, Class A, 5.66%, due 10/15/72 144A	138,606
135,629	Navient Refinance Loan Trust, Series 2026-A, Class A, 4.50%, due 01/18/56 144A	133,841
83,975	Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, due 12/15/59 144A	82,820
50,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, due 09/25/30 144A	49,856
400,000	Neuberger Berman Loan Advisers CLO 41 Ltd., Series 2021-41A, Class AR, 4.72% (3 mo. USD Term SOFR + 1.05%), due 04/15/34(b) 144A	400,240
250,000	Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class AR, 4.63% (3 mo. USD Term SOFR + 0.95%), due 07/16/36(b) 144A	250,107
250,000	Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class BR, 5.13% (3 mo. USD Term SOFR + 1.45%), due 07/17/36(b) 144A	250,062
150,000	Neuberger Berman Loan Advisers CLO 50 Ltd., Series 2022-50A, Class AR2, 4.71% (3 mo. USD Term SOFR + 1.04%), due 07/23/36(b) 144A	150,109
250,000	Neuberger Berman Loan Advisers CLO 51 Ltd., Series 2022-51A, Class AR2, 4.67% (3 mo. USD Term SOFR + 1.00%), due 10/23/36(b) 144A	250,179
59,159	Nissan Auto Lease Trust, Series 2024-A, Class A4, 4.97%, due 09/15/28	59,184
100,000	Nissan Auto Receivables Owner Trust, Series 2026-A, Class A4, 4.64%, due 03/15/32	100,554
131,824	OZLM XV Ltd., Series 2016-15A, Class A1R3, 4.73% (3 mo. USD Term SOFR + 1.05%), due 04/20/33(b) 144A	131,926
73,652	Pagaya AI Debt Grantor Trust, Series 2025-3, Class A2, 5.37%, due 12/15/32 144A	73,802
188See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
300,000	Palmer Square Loan Funding Ltd., Series 2025-3A, Class A1, 4.66% (3 mo. USD Term SOFR + 0.95%), due 01/15/34(b) 144A	300,036
225,000	PFP Ltd., Series 2026-14, Class A, 4.97% (1 mo. USD Term SOFR + 1.32%), due 12/18/43(b) 144A	225,106
220,000	PFS Financing Corp., Series 2023-C, Class A, 5.52%, due 10/15/28 144A	220,826
43,770	Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3, 5.79%, due 01/22/29 144A	43,971
135,000	Porsche Innovative Lease Owner Trust, Series 2026-1A, Class A3, 4.41%, due 08/20/29	134,945
100,000	QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, due 05/25/55 144A	99,287
37,181	Research-Driven Pagaya Motor Asset Trust, Series 2025-1A, Class A, 5.04%, due 06/27/33 144A	37,130
100,000	Research-Driven Pagaya Motor Asset Trust, Series 2026-3A, Class A2, 4.85%, due 03/26/35 144A	99,899
100,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78%, due 01/15/31	100,289
24,367	Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74%, due 01/16/29	24,399
100,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class B, 4.88%, due 03/17/31	100,287
2,289	Santander Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.71%, due 06/15/28	2,290
33,352	Santander Drive Auto Receivables Trust, Series 2025-3, Class A2, 4.63%, due 10/16/28	33,387
50,000	Santander Drive Auto Receivables Trust, Series 2025-3, Class B, 4.49%, due 09/15/31	50,003
32,281	Santander Drive Auto Receivables Trust, Series 2025-4, Class A2, 4.28%, due 01/15/29	32,275
150,000	SCCU Auto Receivables Trust, Series 2026-1A, Class A3, 4.36%, due 08/15/31 144A	148,977
150,000	SFS Auto Receivables Securitization Trust, Series 2026-2A, Class A2A, 4.27%, due 10/22/29 144A	149,932
162,079	SMB Private Education Loan Trust, Series 2022-B, Class A1A, 3.94%, due 02/16/55 144A	156,174
85,170	SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13%, due 04/15/54 144A	85,282
100,000	SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, due 02/27/34 144A	100,533
74,465	SoFi Consumer Loan Program Trust, Series 2025-4, Class A, 4.24%, due 08/25/35 144A	74,391
157,066	Southwick Park CLO LLC, Series 2019-4A, Class A1RR, 4.68% (3 mo. USD Term SOFR + 1.00%), due 07/20/32(b) 144A	157,083
100,000	STAR Trust, Series 2025-SFR6, Class A, 5.03% (1 mo. USD Term SOFR + 1.40%), due 08/17/42(b) 144A	99,977
250,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.74%, due 10/15/29	251,139
245,000	Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, due 07/15/30	246,588
140,122	Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, due 06/20/28 144A	140,724
52,945	Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83%, due 10/16/28	53,110
100,000	Toyota Auto Receivables Owner Trust, Series 2026-A, Class A3, 3.86%, due 09/16/30	99,097
150,000	Toyota Lease Owner Trust, Series 2025-B, Class A3, 3.96%, due 11/20/28 144A	149,146
217,000	Toyota Lease Owner Trust, Series 2026-A, Class A3, 3.82%, due 02/20/29 144A	215,286
130,000	Verizon Master Trust, Series 2024-7, Class B, 4.60%, due 08/20/32 144A	129,380
75,000	Verizon Master Trust, Series 2024-8, Class B, 4.82%, due 11/20/30	75,261
135,000	Verizon Master Trust, Series 2025-3, Class A1A, 4.51%, due 03/20/30	135,266
300,000	Verizon Master Trust, Series 2026-2, Class A1A, 4.51%, due 06/21/32	299,842
31,164	Veros Auto Receivables Trust, Series 2026-1, Class A, 4.53%, due 08/15/28 144A	31,154
250,000	Volvo Financial Equipment LLC, Series 2024-1A, Class A3, 4.29%, due 10/16/28 144A	250,032
100,000	Volvo Financial Equipment LLC, Series 2025-1A, Class A3, 4.46%, due 05/15/29 144A	100,108
100,000	Volvo Financial Equipment LLC, Series 2025-2A, Class A3, 3.99%, due 12/17/29 144A	99,264
100,000	Westlake Automobile Receivables Trust, Series 2026-1A, Class A2A, 4.02%, due 09/15/28 144A	99,906
155,000	WF Card Issuance Trust, Series 2025-A1, Class A, 4.34%, due 05/15/30	155,126
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
100,000	World Omni Auto Receivables Trust, Series 2026-B, Class A3, 4.37%, due 06/16/31	99,875
100,000	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A3, 4.42%, due 04/17/28	100,069
100,000	World Omni Select Auto Trust, Series 2025-A, Class A3, 4.08%, due 08/15/31	99,404
		19,368,259
	Bank Loans — 1.5%
148,626	Allied Universal Holdco LLC, 2025 USD Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.25%), due 08/20/32(b)	148,819
49,875	APi Group DE, Inc., 2026 Term Loan B, 5.39% (1 mo. USD Term SOFR + 1.75%), due 05/16/33(b)	49,850
204,517	BCPE Empire Holdings, Inc., 2025 Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.25%), due 12/11/30(b)	202,131
44,333	BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, 7.14% (1 mo. USD Term SOFR + 3.50%), due 12/29/32(b)	43,872
93,360	Chart Industries, Inc., 2024 Term Loan B, 6.18% (3 mo. USD Term SOFR + 2.50%), due 03/15/30(b)	93,477
49,609	CoreLogic, Inc., Term Loan, 7.26% (1 mo. USD Term SOFR + 3.50%), due 06/02/28(b)	49,113
50,000	Dycom Investments, Inc., 2026 Term Loan B, 5.40% (3 mo. USD Term SOFR + 1.75%), due 01/27/33(b)	50,133
178,798	Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, 6.14% (1 mo. USD Term SOFR + 2.50%), due 10/09/29(b)	172,763
99,499	Focus Financial Partners LLC, 2025 Incremental Term Loan B, 6.14% (1 mo. USD Term SOFR + 2.50%), due 09/15/31(b)	97,183
49,251	IMA Financial Group, Inc., Term Loan, 6.64% (1 mo. USD Term SOFR + 3.00%), due 11/01/28(b)	49,158
33,974	Proampac PG Borrower LLC, 2026 USD Term Loan B, 7.65% (1 mo. USD Term SOFR + 4.00%), due 03/07/33(b)	33,473
14,030	Proampac PG Borrower LLC, 2026 USD Term Loan B, 7.67% (3 mo. USD Term SOFR + 4.00%), due 03/07/33(b)	13,823
99,478	RealPage, Inc., 1st Lien Term Loan, 6.99% (3 mo. USD Term SOFR + 3.00%), due 04/24/28(b)	92,929
97,767	Roper Industrial Products Investment Co. LLC, 2026 USD Term Loan B, 6.14% (1 mo. USD Term SOFR + 2.50%), due 11/22/29(b)	97,836
99,372	TK Elevator Midco GmbH, 2025 USD Term Loan B, 6.38% (6 mo. USD Term SOFR + 2.75%), due 04/30/30(b)	99,907
86,568	TransDigm, Inc., 2023 Term Loan J, 6.14% (1 mo. USD Term SOFR + 2.50%), due 02/28/31(b)	86,684
99,499	Trucordia Insurance Holdings LLC, Term Loan B, 6.98% (3 mo. USD Term SOFR + 3.25%), due 06/17/32(b)	89,051
47,016	UKG, Inc., 2024 Term Loan B, 5.91% (3 mo. USD Term SOFR + 2.25%), due 02/10/31(b)	44,377
		1,514,579
	Corporate Debt — 39.0%
18,000	3M Co., 4.80%, due 03/15/30	18,118
200,000	Abbott Laboratories, 3.70%, due 03/09/29	196,198
30,000	Abbott Laboratories, 4.00%, due 03/15/31	29,243
10,000	AbbVie, Inc., 3.20%, due 11/21/29	9,577
213,000	AbbVie, Inc., 4.80%, due 03/15/29	214,693
72,000	Advanced Micro Devices, Inc., 4.32%, due 03/24/28	72,059
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, due 04/01/28	150,655
190See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
100,000	AES Corp., 5.20%, due 07/15/29	100,587
27,000	AGCO Corp., 5.45%, due 03/21/27	27,155
73,000	Air Products & Chemicals, Inc., 4.30%, due 06/11/28	72,911
73,000	Alabama Power Co., 3.75%, due 09/01/27	72,594
20,000	Alphabet, Inc., 1.10%, due 08/15/30	17,550
70,000	Alphabet, Inc., 3.70%, due 02/15/29	68,873
40,000	Alphabet, Inc., 3.88%, due 11/15/28	39,644
25,000	Amazon.com, Inc., 3.90%, due 11/20/28	24,741
50,000	Amazon.com, Inc., 4.00%, due 03/13/29	49,473
140,000	Amazon.com, Inc., 4.23% (1 day USD SOFR + 0.59%), due 03/13/29(b)	140,673
60,000	Ameren Corp., 5.70%, due 12/01/26	60,282
74,000	Ameren Illinois Co., 3.80%, due 05/15/28	73,200
109,788	American Airlines Pass-Through Trust, 3.00%, due 04/15/30	106,398
112,400	American Airlines Pass-Through Trust, 3.20%, due 12/15/29	109,133
82,363	American Airlines Pass-Through Trust, 3.25%, due 04/15/30	78,738
37,000	American Electric Power Co., Inc., 5.20%, due 01/15/29	37,569
176,000	American Electric Power Co., Inc., 5.75%, due 11/01/27	178,748
80,000	American Express Co., 4.35% (1 day USD SOFR + 0.81%), due 07/20/29(b)	79,602
68,000	American Express Co., 5.10% (1 day USD SOFR + 1.00%), due 02/16/28(b)	68,277
15,000	American Express Co., 5.28% (1 day USD SOFR Index + 1.28%), due 07/27/29(b)	15,200
70,000	American Express Co., 5.39% (1 day USD SOFR + 0.97%), due 07/28/27(b)	70,046
55,000	American Homes 4 Rent LP, 4.25%, due 02/15/28	54,618
38,000	American Honda Finance Corp., 1.30%, due 09/09/26	37,788
10,000	American Honda Finance Corp., 4.40%, due 10/05/26	10,005
63,000	American Honda Finance Corp., 4.45%, due 10/22/27	62,928
200,000	American Tower Corp., 2.75%, due 01/15/27	198,136
79,000	American Tower Corp., 3.65%, due 03/15/27	78,570
5,000	American Tower Corp., 5.25%, due 07/15/28	5,060
42,000	American Tower Corp., 5.50%, due 03/15/28	42,607
150,000	American Water Capital Corp., 4.63%, due 06/01/29	150,112
88,000	Amgen, Inc., 5.15%, due 03/02/28	88,856
80,000	Amphenol Corp., 3.90%, due 11/15/28	79,045
73,000	Amphenol Corp., 4.38%, due 06/12/28	72,923
79,000	Analog Devices, Inc., 4.25%, due 06/15/28	78,775
28,000	Aon North America, Inc., 5.13%, due 03/01/27	28,105
21,000	Arthur J Gallagher & Co., 4.85%, due 12/15/29	21,161
100,000	Aspen Insurance Holdings Ltd., 5.75%, due 07/01/30	102,603
75,000	Astrazeneca Finance LLC, 4.80%, due 02/26/27	75,291
170,000	AT&T, Inc., 4.10%, due 02/15/28	168,756
100,000	Athene Global Funding, 5.13%, due 06/01/29 144A	100,214
50,000	Athene Global Funding, 5.58%, due 01/09/29 144A	50,731
250,000	Atlas Warehouse Lending Co. LP, 6.05%, due 01/15/28 144A	253,313
50,000	Avolon Holdings Funding Ltd., 2.75%, due 02/21/28 144A	48,468
63,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, due 12/15/26	62,410
200,000	Banco Santander SA, 4.55%, due 11/06/30	196,869
64,000	Bank of America Corp., 1.73% (1 day USD SOFR + 0.96%), due 07/22/27(b)	63,903
241,000	Bank of America Corp., 2.09% (1 day USD SOFR + 1.06%), due 06/14/29(b)	229,528
65,000	Bank of America Corp., 2.55% (1 day USD SOFR + 1.05%), due 02/04/28(b)	64,272
75,000	Bank of America Corp., 3.42% (3 mo. USD Term SOFR + 1.30%), due 12/20/28(b)	73,757
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
54,000	Bank of America Corp., 3.71% (3 mo. USD Term SOFR + 1.77%), due 04/24/28(b)	53,641
45,000	Bank of America Corp., 3.97% (3 mo. USD Term SOFR + 1.33%), due 03/05/29(b)	44,526
150,000	Bank of America Corp., 3.97% (3 mo. USD Term SOFR + 1.47%), due 02/07/30(b)	147,197
25,000	Bank of America Corp., 4.46% (1 day USD SOFR + 0.87%), due 02/06/32(b)	24,566
215,000	Bank of America Corp., 4.48% (1 day USD SOFR + 0.87%), due 04/23/30(b)	213,672
250,000	Bank of America Corp., 4.98% (1 day USD SOFR + 0.83%), due 01/24/29(b)	251,406
165,000	Bank of America Corp., 5.16% (1 day USD SOFR + 1.00%), due 01/24/31(b)	167,266
55,000	Bank of Montreal, 4.06% (1 day USD SOFR Index + 0.75%), due 09/22/28(b)	54,706
115,000	Bank of Montreal, 4.34% (1 day USD SOFR + 0.89%), due 03/19/30(b)	113,972
250,000	Bank of New York Mellon, 4.73% (1 day USD SOFR + 1.14%), due 04/20/29(b)	251,107
15,000	Bank of Nova Scotia, 4.04% (1 day USD SOFR + 0.76%), due 09/15/28(b)	14,916
40,000	Bank of Nova Scotia, 4.25% (1 day USD SOFR + 0.73%), due 02/02/30(b)	39,516
185,000	Bank of Nova Scotia, 4.40% (1 day USD SOFR + 1.00%), due 09/08/28(b)	184,768
200,000	Banque Federative du Credit Mutuel SA, 4.54%, due 01/15/31 144A	196,769
64,000	Becton Dickinson & Co., 4.69%, due 02/13/28	64,123
36,000	BHP Billiton Finance USA Ltd., 5.25%, due 09/08/26	36,068
72,000	BMW U.S. Capital LLC, 1.25%, due 08/12/26 144A	71,750
250,000	BNP Paribas SA, 4.79% (1 day USD SOFR + 1.45%), due 05/09/29(b) 144A	250,257
50,000	Boeing Co., 6.26%, due 05/01/27	50,672
175,000	Booz Allen Hamilton, Inc., 3.88%, due 09/01/28 144A	170,787
17,000	BorgWarner, Inc., 4.95%, due 08/15/29	17,121
150,000	Boston Properties LP, 2.75%, due 10/01/26	149,520
36,945	British Airways Pass-Through Trust, 3.35%, due 12/15/30 144A	35,875
100,000	Brixmor Operating Partnership LP, 4.13%, due 05/15/29	98,546
32,000	Broadcom, Inc., 3.46%, due 09/15/26	31,957
18,000	Broadcom, Inc., 4.80%, due 04/15/28	18,108
30,000	Brookfield Asset Management Ltd., 4.83%, due 04/15/31	29,727
200,000	Brooklyn Union Gas Co., 4.63%, due 08/05/27 144A	199,988
78,000	Brown & Brown, Inc., 4.70%, due 06/23/28	77,994
62,000	Cadence Design Systems, Inc., 4.20%, due 09/10/27	61,873
59,000	Canadian Imperial Bank of Commerce, 4.86% (1 day USD SOFR + 1.03%), due 03/30/29(b)	59,243
180,000	Canadian Imperial Bank of Commerce, 5.00%, due 04/28/28	181,588
20,000	Capital One Financial Corp., 4.72% (1 day USD SOFR + 1.15%), due 01/30/32(b)	19,736
100,000	Capital One Financial Corp., 5.46% (1 day USD SOFR + 1.56%), due 07/26/30(b)	101,659
40,000	Capital One Financial Corp., 5.70% (1 day USD SOFR + 1.91%), due 02/01/30(b)	40,836
61,000	Cardinal Health, Inc., 4.70%, due 11/15/26	61,097
10,000	Cardinal Health, Inc., 5.00%, due 11/15/29	10,103
41,000	Cardinal Health, Inc., 5.13%, due 02/15/29	41,502
72,000	Cargill, Inc., 3.63%, due 04/22/27 144A	71,690
60,000	Caterpillar Financial Services Corp., 4.40%, due 03/03/28	60,078
15,000	Caterpillar Financial Services Corp., 4.80%, due 01/08/30	15,218
27,000	CenterPoint Energy Houston Electric LLC, 4.80%, due 03/15/30	27,188
140,000	Centerpoint Energy Restoration Bond Co. III LLC, 3.90%, due 12/15/31	137,866
62,000	Charles Schwab Corp., 5.88%, due 08/24/26	62,074
30,000	Chevron USA, Inc., 4.05%, due 08/13/28	29,873
14,000	Chevron USA, Inc., 4.30%, due 10/15/30	13,923
18,000	Chevron USA, Inc., 4.69%, due 04/15/30	18,130
47,000	Cigna Group, 2.38%, due 03/15/31	42,324
192See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
143,000	Cigna Group, 4.50%, due 09/15/30	142,150
76,000	Cisco Systems, Inc., 4.55%, due 02/24/28	76,309
31,000	Cisco Systems, Inc., 4.75%, due 02/24/30	31,276
350,000	Citibank NA, 4.55% (1 day USD SOFR + 0.60%), due 06/18/29(b)	349,676
30,000	Citigroup, Inc., 2.57% (1 day USD SOFR + 2.11%), due 06/03/31(b)	27,571
250,000	Citigroup, Inc., 3.52% (3 mo. USD Term SOFR + 1.41%), due 10/27/28(b)	246,648
150,000	Citigroup, Inc., 4.64% (1 day USD SOFR + 1.14%), due 05/07/28(b)	150,134
5,000	Citigroup, Inc., 4.79% (1 day USD SOFR + 0.87%), due 03/04/29(b)	5,013
15,000	CME Group, Inc., 4.40%, due 03/15/30	14,934
20,000	Comcast Corp., 2.65%, due 02/01/30	18,628
100,000	Commonwealth Edison Co., 4.55%, due 06/01/31	99,391
15,000	Connecticut Light & Power Co., 4.65%, due 01/01/29	15,055
90,000	Constellation Energy Generation LLC, 3.90%, due 01/08/28	89,254
150,000	Constellation Energy Generation LLC, 4.40%, due 01/15/31	147,508
13,000	Consumers Energy Co., 4.50%, due 01/15/31	12,913
23,000	Consumers Energy Co., 4.90%, due 02/15/29(c)	23,260
61,000	Corebridge Financial, Inc., 3.65%, due 04/05/27	60,614
250,000	Credit Agricole SA, 5.23% (1 day USD SOFR + 1.13%), due 01/09/29(b) 144A	251,980
40,000	Crown Castle, Inc., 5.60%, due 06/01/29	40,899
4,000	CSL Finance PLC, 3.85%, due 04/27/27 144A	3,980
175,000	CVS Health Corp., 1.30%, due 08/21/27	168,845
35,000	CVS Health Corp., 5.40%, due 06/01/29	35,769
200,000	Danske Bank AS, 5.71% (1 yr. CMT + 1.40%), due 03/01/30(b) 144A	204,616
140,000	Dell International LLC/EMC Corp., 4.15%, due 02/15/29	138,395
29,000	Dell International LLC/EMC Corp., 4.50%, due 02/15/31	28,605
72,000	Dell International LLC/EMC Corp., 4.75%, due 04/01/28	72,229
6,000	Dell International LLC/EMC Corp., 5.00%, due 04/01/30	6,052
15,000	Diamondback Energy, Inc., 5.15%, due 01/30/30	15,213
72,000	Diamondback Energy, Inc., 5.20%, due 04/18/27	72,422
9,000	Discovery Global Holdings, Inc., 3.76%, due 03/15/27	8,943
115,000	Dominion Energy, Inc., 4.60%, due 05/15/28	115,072
185,000	DTE Energy Co., 4.88%, due 06/01/28	185,837
118,000	DTE Energy Co., 5.10%, due 03/01/29	119,364
125,000	Duke Energy Corp., 2.65%, due 09/01/26	124,656
81,988	Duke Energy Florida Project Finance LLC, 2.54%, due 09/01/31	79,064
37,000	Eastman Chemical Co., 5.00%, due 08/01/29	37,222
200,000	Eaton Corp., 3.95%, due 03/06/29	197,162
50,000	eBay, Inc., 4.25%, due 03/06/29	49,435
203,000	Ecolab, Inc., 4.30%, due 06/15/28	202,590
150,000	Element Fleet Management Corp., 4.80%, due 05/29/29 144A	149,663
70,000	Element Fleet Management Corp., 5.64%, due 03/13/27 144A	70,489
55,000	Eli Lilly & Co., 4.00%, due 10/15/28	54,646
59,000	Eli Lilly & Co., 4.55%, due 02/12/28	59,267
100,000	Enbridge, Inc., 4.20%, due 11/20/28	99,122
67,000	Enbridge, Inc., 4.60%, due 06/20/28	66,989
200,000	Energy Transfer LP, 3.75%, due 05/15/30	192,662
71,000	Enterprise Products Operating LLC, 4.30%, due 06/20/28	70,765
50,000	Equinix Asia Financing Corp. Pte. Ltd., 4.40%, due 03/15/31	48,887
145,000	Equinor ASA, 4.25%, due 06/02/28	144,789
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
125,000	Essential Utilities, Inc., 4.80%, due 08/15/27	125,410
190,000	Essex Portfolio LP, 3.63%, due 05/01/27	188,803
50,000	Evergy, Inc., 4.25%, due 03/15/29	49,447
80,000	Eversource Energy, 2.90%, due 03/01/27	79,208
16,000	Exelon Corp., 5.15%, due 03/15/29	16,221
200,000	Federation des Caisses Desjardins du Quebec, 4.57%, due 08/26/30 144A	198,997
150,000	Fedex Freight Holding Co., Inc., 4.30%, due 03/15/29 144A	148,004
150,000	Fidelity National Information Services, Inc., 4.55%, due 03/10/29	148,868
59,000	Fiserv, Inc., 5.45%, due 03/02/28	59,599
100,000	Fortive Corp., 4.75%, due 05/15/31	99,382
71,000	GATX Corp., 5.40%, due 03/15/27	71,412
30,000	GE Vernova, Inc., 4.25%, due 02/04/31	29,535
64,000	General Motors Financial Co., Inc., 4.35%, due 01/17/27	63,945
100,000	General Motors Financial Co., Inc., 4.60%, due 01/08/31	98,660
60,000	General Motors Financial Co., Inc., 5.05%, due 04/04/28	60,382
169,000	General Motors Financial Co., Inc., 5.55%, due 07/15/29	172,499
15,000	Georgia Power Co., 2.65%, due 09/15/29	14,163
19,000	Georgia Power Co., 5.00%, due 02/23/27(c)	19,085
16,000	Gilead Sciences, Inc., 4.80%, due 11/15/29	16,166
13,000	GlaxoSmithKline Capital, Inc., 4.50%, due 04/15/30	13,020
50,000	Glencore Funding LLC, 4.90%, due 07/01/31 144A	50,024
100,000	Global Payments, Inc., 4.50%, due 11/15/28	98,828
100,000	GLP Capital LP/GLP Financing II, Inc., 5.75%, due 06/01/28	101,171
65,000	Goldman Sachs Group, Inc., 1.95% (1 day USD SOFR + 0.91%), due 10/21/27(b)	64,497
113,000	Goldman Sachs Group, Inc., 2.64% (1 day USD SOFR + 1.11%), due 02/24/28(b)	111,649
250,000	Goldman Sachs Group, Inc., 3.81% (3 mo. USD Term SOFR + 1.42%), due 04/23/29(b)	246,136
70,000	Goldman Sachs Group, Inc., 4.15% (1 day USD SOFR + 0.71%), due 01/21/29(b)	69,408
250,000	Goldman Sachs Group, Inc., 4.15% (1 day USD SOFR + 0.90%), due 10/21/29(b)	246,503
25,000	Goldman Sachs Group, Inc., 4.52% (1 day USD SOFR + 0.96%), due 01/21/32(b)	24,533
150,000	Goldman Sachs Group, Inc., 4.59% (1 day USD SOFR + 0.99%), due 04/20/30(b)	149,173
115,000	HCA, Inc., 4.30%, due 11/15/30	112,518
34,000	HCA, Inc., 5.88%, due 02/01/29	34,785
116,000	HEICO Corp., 5.25%, due 08/01/28	117,373
18,000	Hershey Co., 4.75%, due 02/24/30	18,165
57,000	Hewlett Packard Enterprise Co., 4.15%, due 09/15/28	56,419
98,000	Hewlett Packard Enterprise Co., 4.55%, due 10/15/29	97,445
100,000	Hewlett Packard Enterprise Co., 4.60%, due 03/23/29	99,860
50,000	Hexcel Corp., 4.90%, due 05/15/31	49,862
75,000	Hilton Domestic Operating Co., Inc., 5.50%, due 09/15/31 144A	75,233
30,000	Home Depot, Inc., 3.75%, due 09/15/28(c)	29,680
43,000	Home Depot, Inc., 4.88%, due 06/25/27	43,262
63,000	Honda Motor Co. Ltd., 2.53%, due 03/10/27	62,177
28,000	Honda Motor Co. Ltd., 4.44%, due 07/08/28	27,894
115,000	Honeywell Aerospace, Inc., 4.27% (1 day USD SOFR Index + 0.63%), due 03/16/29(b) 144A	115,085
25,000	Howmet Aerospace, Inc., 3.90%, due 04/15/29	24,603
200,000	HSBC Holdings PLC, 4.40% (1 day USD SOFR + 0.99%), due 03/10/30(b)	197,905
200,000	HSBC Holdings PLC, 4.58% (3 mo. USD Term SOFR + 1.80%), due 06/19/29(b)	199,449
69,000	Humana, Inc., 5.75%, due 03/01/28	70,190
194See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
60,000	Hyatt Hotels Corp., 5.05%, due 03/30/28	60,391
205,000	Hyundai Capital America, 4.60%, due 04/06/28 144A	204,705
60,000	Ingersoll Rand, Inc., 5.20%, due 06/15/27	60,375
100,000	Ingersoll Rand, Inc., 5.40%, due 08/14/28	101,542
50,000	Intel Corp., 4.65%, due 06/01/31	49,530
80,000	Intercontinental Exchange, Inc., 3.95%, due 12/01/28	78,951
100,000	Jabil, Inc., 5.45%, due 02/01/29	101,610
21,000	JB Hunt Transport Services, Inc., 4.90%, due 03/15/30	21,126
100,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.00%, due 02/02/29	96,008
50,000	Jersey Central Power & Light Co., 4.60%, due 01/15/30 144A	49,684
35,000	John Deere Capital Corp., 1.45%, due 01/15/31	30,562
70,000	John Deere Capital Corp., 4.13%, due 01/18/29	69,582
59,000	Johnson & Johnson, 4.55%, due 03/01/28	59,343
264,000	JPMorgan Chase & Co., 1.47% (1 day USD SOFR + 0.77%), due 09/22/27(b)	262,253
59,000	JPMorgan Chase & Co., 2.95% (1 day USD SOFR + 1.17%), due 02/24/28(b)	58,414
75,000	JPMorgan Chase & Co., 3.51% (3 mo. USD Term SOFR + 1.21%), due 01/23/29(b)	73,771
110,000	JPMorgan Chase & Co., 3.70% (3 mo. USD Term SOFR + 1.42%), due 05/06/30(b)	106,994
50,000	JPMorgan Chase & Co., 4.32% (1 day USD SOFR + 1.56%), due 04/26/28(b)	49,917
150,000	JPMorgan Chase & Co., 4.41% (1 day USD SOFR + 0.82%), due 04/23/30(b)	148,744
40,000	JPMorgan Chase & Co., 4.45% (3 mo. USD Term SOFR + 1.59%), due 12/05/29(b)	39,779
73,000	JPMorgan Chase & Co., 4.51% (1 day USD SOFR + 0.86%), due 10/22/28(b)	72,991
35,000	JPMorgan Chase & Co., 4.62% (1 day USD SOFR + 0.99%), due 04/23/32(b)	34,604
150,000	JPMorgan Chase & Co., 4.92% (1 day USD SOFR + 0.80%), due 01/24/29(b)	150,754
150,000	JPMorgan Chase & Co., 4.98% (1 day USD SOFR + 0.93%), due 07/22/28(b)	150,675
287,000	JPMorgan Chase & Co., 5.01% (1 day USD SOFR + 1.31%), due 01/23/30(b)	288,979
84,000	JPMorgan Chase & Co., 5.04% (1 day USD SOFR + 1.19%), due 01/23/28(b)	84,270
46,000	JPMorgan Chase & Co., 5.57% (1 day USD SOFR + 0.93%), due 04/22/28(b)	46,390
6,000	JPMorgan Chase & Co., 5.58% (1 day USD SOFR + 1.16%), due 04/22/30(b)	6,132
95,000	JPMorgan Chase & Co., 6.07% (1 day USD SOFR + 1.33%), due 10/22/27(b)	95,466
49,000	Kinder Morgan, Inc., 1.75%, due 11/15/26	48,544
100,000	Kite Realty Group Trust, 4.75%, due 09/15/30	99,596
360,000	Kreditanstalt fuer Wiederaufbau, 3.00%, due 05/20/27	356,684
49,000	L3Harris Technologies, Inc., 4.40%, due 06/15/28	48,832
10,000	Laboratory Corp. of America Holdings, 4.35%, due 04/01/30	9,869
50,000	Las Vegas Sands Corp., 5.30%, due 05/15/31	49,823
65,000	Las Vegas Sands Corp., 5.90%, due 06/01/27	65,616
75,000	Lennox International, Inc., 5.50%, due 09/15/28	76,260
400,000	Lloyds Banking Group PLC, 3.57% (3 mo. USD LIBOR + 1.21%), due 11/07/28(b)	394,810
200,000	Lloyds Banking Group PLC, 5.46% (1 yr. CMT + 1.38%), due 01/05/28(b)	201,035
10,000	Lockheed Martin Corp., 4.15%, due 08/15/28	9,957
20,000	Lockheed Martin Corp., 4.40%, due 08/15/30	19,936
67,000	Lowe's Cos., Inc., 3.35%, due 04/01/27	66,512
50,000	Lowe's Cos., Inc., 4.00%, due 10/15/28	49,384
100,000	LPL Holdings, Inc., 5.70%, due 05/20/27	100,777
25,000	Marriott International, Inc., 4.20%, due 07/15/27	24,970
110,000	Mars, Inc., 4.60%, due 03/01/28 144A	110,229
200,000	MassMutual Global Funding II, 4.55%, due 05/07/30 144A	198,741
40,000	McCormick & Co., Inc., 4.15%, due 02/15/29	39,573
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
25,000	McDonald's Corp., 4.40%, due 02/12/31	24,865
11,000	Merck & Co., Inc., 4.15%, due 03/15/31	10,795
100,000	Meta Platforms, Inc., 4.20%, due 11/15/30	98,454
25,000	Meta Platforms, Inc., 4.30%, due 08/15/29	24,949
60,000	Meta Platforms, Inc., 4.55%, due 05/15/31	59,694
50,000	Metropolitan Life Global Funding I, 4.35%, due 01/12/31 144A	49,244
175,000	Microchip Technology, Inc., 4.90%, due 03/15/28	175,937
255,000	Mitsubishi UFJ Financial Group, Inc., 2.34% (1 yr. CMT + 0.83%), due 01/19/28(b)	252,150
200,000	Mitsubishi UFJ Financial Group, Inc., 5.42% (1 yr. CMT + 1.38%), due 02/22/29(b)	202,358
100,000	Mobility Global, Inc., 5.05%, due 06/15/29 144A	100,189
72,000	Morgan Stanley, 1.51% (1 day USD SOFR + 0.86%), due 07/20/27(b)	71,883
30,000	Morgan Stanley, 1.93% (1 day USD SOFR + 1.02%), due 04/28/32(b)	26,090
101,000	Morgan Stanley, 2.48% (1 day USD SOFR + 1.00%), due 01/21/28(b)	99,915
65,000	Morgan Stanley, 3.13%, due 07/27/26	64,977
25,000	Morgan Stanley, 4.13% (1 day USD SOFR + 0.91%), due 10/18/29(b)	24,661
20,000	Morgan Stanley, 4.24% (1 day USD SOFR + 0.80%), due 01/09/30(b)	19,741
235,000	Morgan Stanley, 4.43% (3 mo. USD Term SOFR + 1.89%), due 01/23/30(b)	232,882
30,000	Morgan Stanley, 4.56% (1 day USD SOFR Index + 0.96%), due 04/10/30(b)	29,814
30,000	Morgan Stanley, 4.71% (1 day USD SOFR + 1.20%), due 03/12/32(b)	29,636
46,000	Morgan Stanley, 4.99% (1 day USD SOFR + 1.38%), due 04/12/29(b)	46,257
20,000	Morgan Stanley, 5.04% (1 day USD SOFR + 1.22%), due 07/19/30(b)	20,142
60,000	Morgan Stanley, 5.17% (1 day USD SOFR + 1.45%), due 01/16/30(b)	60,548
1,000	Morgan Stanley, 5.30% (1 day USD SOFR Index + 1.41%), due 04/10/37(b)	995
200,000	Morgan Stanley, 5.66% (1 day USD SOFR + 1.26%), due 04/18/30(b)	204,334
2,000	Morgan Stanley, 5.66% (1 day USD SOFR + 1.76%), due 04/17/36(b)	2,054
250,000	Morgan Stanley Bank NA, 4.79% (1 day USD SOFR Index + 0.97%), due 05/10/30(b)	250,281
350,000	Morgan Stanley Bank NA, 5.02% (1 day USD SOFR + 0.91%), due 01/12/29(b)	352,191
180,000	National Rural Utilities Cooperative Finance Corp., 3.95%, due 12/10/27	179,005
61,000	National Rural Utilities Cooperative Finance Corp., 4.12%, due 09/16/27	60,843
15,000	National Rural Utilities Cooperative Finance Corp., 4.15%, due 08/25/28	14,881
13,000	National Rural Utilities Cooperative Finance Corp., 5.15%, due 06/15/29	13,206
10,000	National Rural Utilities Cooperative Finance Corp., 5.60%, due 11/13/26	10,043
270,000	NatWest Markets PLC, 4.65%, due 03/27/29 144A	269,663
50,000	Nevada Power Co., 2.40%, due 05/01/30	46,135
64,000	NextEra Energy Capital Holdings, Inc., 1.88%, due 01/15/27	63,194
52,000	NextEra Energy Capital Holdings, Inc., 1.90%, due 06/15/28	49,481
85,000	NextEra Energy Capital Holdings, Inc., 4.63%, due 07/15/27	85,126
71,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 02/28/28	71,394
37,000	NextEra Energy Capital Holdings, Inc., 5.05%, due 03/15/30	37,487
400,000	Nippon Life Insurance Co., 4.75%, due 04/02/31 144A	398,486
155,000	Nordson Corp., 4.50%, due 12/15/29	154,003
8,000	Northrop Grumman Corp., 4.65%, due 07/15/30	8,020
15,000	Novartis Capital Corp., 3.80%, due 09/18/29	14,726
50,000	NRG Energy, Inc., 4.96%, due 04/30/31 144A	49,464
250,000	NTT Finance Corp., 4.62%, due 07/16/28 144A	249,423
28,000	Nucor Corp., 4.65%, due 06/01/30	28,036
71,000	Nutrien Ltd., 5.20%, due 06/21/27	71,418
100,000	nVent Finance SARL, 4.55%, due 04/15/28	99,624
50,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, due 08/19/28	49,639
196See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
200,000	OGE Energy Corp., 5.45%, due 05/15/29	203,811
40,000	Omnicom Group, Inc., 4.20%, due 03/02/29	39,477
36,000	ONE Gas, Inc., 5.10%, due 04/01/29	36,490
63,000	Oracle Corp., 2.65%, due 07/15/26	62,953
100,000	Oracle Corp., 4.45%, due 09/26/30	96,568
135,000	Oracle Corp., 4.55%, due 02/04/29	133,105
57,000	Oracle Corp., 4.80%, due 08/03/28	56,890
21,000	PACCAR Financial Corp., 4.00%, due 08/08/28	20,862
30,000	PACCAR Financial Corp., 4.00%, due 11/07/28	29,812
26,000	PACCAR Financial Corp., 4.00%, due 09/26/29	25,752
33,000	PepsiCo, Inc., 4.10%, due 01/15/29	32,820
21,000	PepsiCo, Inc., 4.30%, due 07/23/30	20,994
50,000	Pfizer, Inc., 4.13% (1 day USD SOFR + 0.50%), due 11/15/27(b)	50,126
73,000	Philip Morris International, Inc., 4.13%, due 04/28/28	72,637
30,000	Philip Morris International, Inc., 4.13%, due 04/27/29	29,686
29,000	Philip Morris International, Inc., 4.88%, due 02/13/29	29,224
41,000	Philip Morris International, Inc., 5.13%, due 02/13/31	41,764
95,000	Pinnacle West Capital Corp., 4.90%, due 05/15/28	95,374
11,000	Pinnacle West Capital Corp., 5.15%, due 05/15/30	11,150
40,000	PNC Financial Services Group, Inc., 4.08% (1 day USD SOFR + 0.61%), due 01/26/29(b)	39,678
240,000	PNC Financial Services Group, Inc., 6.62% (1 day USD SOFR Index + 1.73%), due 10/20/27(b)	241,529
50,000	Principal Life Global Funding II, 4.45%, due 01/13/31 144A	49,258
225,000	Principal Life Global Funding II, 5.10%, due 01/25/29 144A	227,269
221,000	Private Export Funding Corp., 4.50%, due 02/07/27 144A	221,135
53,000	Prologis LP, 4.88%, due 06/15/28	53,477
100,000	Public Service Co. of Colorado, 4.15%, due 03/13/29	99,075
80,000	Public Service Electric & Gas Co., 3.65%, due 09/01/28	78,743
45,000	Public Service Enterprise Group, Inc., 4.80%, due 06/15/31	44,896
66,000	Public Service Enterprise Group, Inc., 5.85%, due 11/15/27	67,194
325,000	Public Service Enterprise Group, Inc., 5.88%, due 10/15/28	333,464
21,000	Quanta Services, Inc., 4.30%, due 08/09/28	20,919
85,000	Quest Diagnostics, Inc., 4.60%, due 12/15/27	85,189
100,000	Regal Rexnord Corp., 6.05%, due 04/15/28	102,144
17,000	RELX Capital, Inc., 4.75%, due 03/27/30	17,035
150,000	Rio Grande LNG LLC, 5.25%, due 06/30/31(d) 144A	150,013
53,000	Rio Tinto Finance USA PLC, 4.50%, due 03/14/28	53,109
56,000	Rogers Communications, Inc., 5.00%, due 02/15/29	56,354
212,000	Roper Technologies, Inc., 4.25%, due 09/15/28	210,453
100,000	Royal Bank of Canada, 4.40% (1 day USD SOFR + 0.84%), due 04/17/30(b)	99,191
8,000	Royal Bank of Canada, 4.50% (1 day USD SOFR + 0.89%), due 08/06/29(b)	7,975
44,000	Royal Bank of Canada, 4.52% (1 day USD SOFR Index + 0.86%), due 10/18/28(b)	44,013
57,000	Royal Bank of Canada, 4.72% (1 day USD SOFR Index + 0.81%), due 03/27/28(b)	57,160
35,000	Royal Bank of Canada, 4.95%, due 02/01/29	35,477
325,000	Royal Bank of Canada, 4.97% (1 day USD SOFR + 0.83%), due 01/24/29(b)	326,925
37,000	Royal Bank of Canada, 4.97% (1 day USD SOFR + 1.10%), due 08/02/30(b)	37,294
11,000	Ryder System, Inc., 4.95%, due 09/01/29	11,086
71,000	Ryder System, Inc., 5.25%, due 06/01/28	71,935
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
21,000	S&P Global, Inc., 2.95%, due 03/01/29	20,167
319,000	Salesforce, Inc., 4.65%, due 03/15/29	318,876
100,000	SCE Recovery Funding LLC, 4.45%, due 03/15/36	97,905
70,000	Sempra, 5.40%, due 08/01/26	70,021
36,000	Sherwin-Williams Co., 4.30%, due 08/15/28	35,816
43,000	Sherwin-Williams Co., 4.50%, due 08/15/30	42,671
83,000	Smith & Nephew PLC, 5.15%, due 03/20/27	83,308
11,000	Solventum Corp., 5.40%, due 03/01/29	11,192
85,000	Southern California Edison Co., 3.65%, due 03/01/28	83,645
50,000	Southern California Edison Co., 4.95%, due 09/15/31	49,904
250,000	Southern California Gas Co., 2.95%, due 04/15/27	247,550
29,000	Southern Co., 5.50%, due 03/15/29	29,662
50,000	Southern Co. Gas Capital Corp., 4.05%, due 09/15/28	49,491
85,000	Southern Power Co., 4.25%, due 10/01/30	83,528
50,000	Southwestern Electric Power Co., 4.10%, due 09/15/28	49,434
200,000	Space Exploration Technologies Corp., 5.35%, due 07/15/31 144A	199,530
10,000	Spectra Energy Partners LP, 3.38%, due 10/15/26	9,972
69,000	Sprint Capital Corp., 6.88%, due 11/15/28	72,298
175,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, due 09/20/29 144A	175,498
46,000	Stanley Black & Decker, Inc., 6.00%, due 03/06/28	47,030
34,000	Starbucks Corp., 4.50%, due 05/15/28	34,008
17,000	State Street Corp., 3.03% (1 day USD SOFR + 1.49%), due 11/01/34(b)	15,979
67,000	State Street Corp., 4.53% (1 day USD SOFR + 1.02%), due 02/20/29(b)	66,985
60,000	State Street Corp., 4.54%, due 02/28/28	60,257
55,000	Steel Dynamics, Inc., 4.00%, due 12/15/28	54,179
61,000	Stryker Corp., 3.65%, due 03/07/28	60,179
76,000	Stryker Corp., 4.70%, due 02/10/28	76,227
60,000	Synopsys, Inc., 4.65%, due 04/01/28	60,088
25,000	Targa Resources Corp., 4.35%, due 01/15/29	24,815
125,000	Targa Resources Corp., 6.15%, due 03/01/29	129,466
100,000	TD SYNNEX Corp., 4.30%, due 01/17/29	98,767
82,000	T-Mobile USA, Inc., 2.05%, due 02/15/28	78,813
9,000	T-Mobile USA, Inc., 3.38%, due 04/15/29	8,702
36,000	T-Mobile USA, Inc., 4.95%, due 03/15/28	36,234
73,000	Toll Brothers Finance Corp., 4.35%, due 02/15/28	72,669
240,000	Toronto-Dominion Bank, 4.36%, due 04/23/29	238,770
48,000	Toronto-Dominion Bank, 4.98%, due 04/05/27	48,244
34,000	Toronto-Dominion Bank, 5.53%, due 07/17/26	34,023
39,000	Toyota Motor Credit Corp., 4.35%, due 10/08/27	39,037
25,000	Toyota Motor Credit Corp., 5.00%, due 03/19/27	25,144
69,000	Toyota Motor Credit Corp., 5.40%, due 11/20/26	69,324
250,000	Truist Bank, 4.14% (1 day USD SOFR + 0.91%), due 10/23/29(b)	247,104
66,000	Truist Financial Corp., 1.89% (1 day USD SOFR + 0.86%), due 06/07/29(b)	62,641
37,000	Truist Financial Corp., 5.44% (1 day USD SOFR + 1.62%), due 01/24/30(b)	37,623
35,000	Truist Financial Corp., 7.16% (1 day USD SOFR + 2.45%), due 10/30/29(b)	36,869
220,000	U.S. Bancorp, 2.22% (1 day USD SOFR + 0.73%), due 01/27/28(b)	217,222
15,000	Uber Technologies, Inc., 4.30%, due 01/15/30	14,833
200,000	UBS Group AG, 3.13% (3 mo. USD LIBOR + 1.47%), due 08/13/30(b) 144A	189,934
198See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
200,000	UBS Group AG, 4.15% (1 day USD SOFR + 0.84%), due 12/23/29(b) 144A	197,163
245,000	UBS Group AG, 4.70% (1 yr. CMT + 2.05%), due 08/05/27(b) 144A	245,002
82,724	United Airlines Pass-Through Trust, 3.10%, due 01/07/30	81,055
104,648	United Airlines Pass-Through Trust, 3.75%, due 03/03/28(c)	104,588
2,489	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	2,520
75,000	UnitedHealth Group, Inc., 2.95%, due 10/15/27	73,736
14,000	UnitedHealth Group, Inc., 4.80%, due 01/15/30	14,111
150,000	USAA Capital Corp., 4.38%, due 06/01/28 144A	149,765
100,000	Ventas Realty LP, 3.85%, due 04/01/27	99,615
300,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	286,316
60,000	Veralto Corp., 5.50%, due 09/18/26	60,104
50,000	VeriSign, Inc., 5.10%, due 07/15/31	50,160
50,000	Verizon Communications, Inc., 4.33%, due 09/21/28	49,855
125,000	VICI Properties LP, 4.75%, due 02/15/28	124,997
50,000	VICI Properties LP, 4.75%, due 04/01/28	49,974
28,000	VMware LLC, 1.40%, due 08/15/26	27,894
66,000	Waste Management, Inc., 1.50%, due 03/15/31	57,399
21,000	WEC Energy Group, Inc., 2.20%, due 12/15/28	19,856
105,000	WEC Energy Group, Inc., 5.60%, due 09/12/26	105,153
336,000	Wells Fargo & Co., 3.53% (1 day USD SOFR + 1.51%), due 03/24/28(b)	333,572
79,000	Wells Fargo & Co., 3.58% (3 mo. USD Term SOFR + 1.57%), due 05/22/28(b)	78,349
25,000	Wells Fargo & Co., 4.08% (1 day USD SOFR + 0.88%), due 09/15/29(b)	24,652
150,000	Wells Fargo & Co., 4.18% (1 day USD SOFR + 0.74%), due 01/23/30(b)	148,052
75,000	Wells Fargo & Co., 4.58% (1 day USD SOFR + 0.72%), due 05/20/29(b)	74,827
57,000	Wells Fargo & Co., 4.90% (1 day USD SOFR + 2.10%), due 07/25/33(b)	56,653
200,000	Wells Fargo & Co., 4.97% (1 day USD SOFR + 1.37%), due 04/23/29(b)	201,006
200,000	Wells Fargo & Co., 5.15% (1 day USD SOFR + 1.50%), due 04/23/31(b)	202,134
53,000	Wells Fargo & Co., 5.57% (1 day USD SOFR + 1.74%), due 07/25/29(b)	53,901
25,000	Welltower OP LLC, 4.50%, due 07/01/30	24,878
250,000	Westpac Banking Corp., 4.15%, due 05/11/28	249,150
54,000	Workday, Inc., 3.50%, due 04/01/27	53,618
150,000	WSP Global, Inc., 5.04%, due 09/18/31 144A	149,012
85,000	Xcel Energy, Inc., 4.75%, due 03/21/28	85,271
20,000	Zimmer Biomet Holdings, Inc., 5.05%, due 02/19/30	20,274
16,000	Zoetis, Inc., 4.15%, due 08/17/28	15,897
		38,290,510
	Mortgage Backed Securities - Private Issuers — 6.4%
138,289	A&D Mortgage Trust, Series 2025-NQM4, Class A1, 5.23%, due 10/25/70(e) 144A	137,597
84,990	Angel Oak Mortgage Trust, Series 2025-7, Class A1, 5.51%, due 06/25/70(e) 144A	85,073
100,000	Aventura Mall Trust, Series 2018-AVM, Class A, 4.25%, due 07/05/40(f) 144A	98,530
100,000	BMP Commercial Mortgage Trust, Series 2024-MF23, Class A, 5.00% (1 mo. USD Term SOFR + 1.37%), due 06/15/41(b) 144A	100,157
95,978	BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.50%, due 02/25/65(f) 144A	96,204
79,876	BRAVO Residential Funding Trust, Series 2025-NQM8, Class A1, 5.08%, due 06/25/65(e) 144A	79,480
170,471	BRAVO Residential Funding Trust, Series 2025-NQM9, Class A1, 5.04%, due 09/25/65(e) 144A	169,430
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
167,856	BX Commercial Mortgage Trust, Series 2024-AIR2, Class A, 5.12% (1 mo. USD Term SOFR + 1.49%), due 10/15/41(b) 144A	168,556
86,725	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 5.32% (1 mo. USD Term SOFR + 1.69%), due 08/15/41(b) 144A	87,147
58,499	BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, 5.27% (1 mo. USD Term SOFR + 1.64%), due 05/15/41(b) 144A	58,653
65,542	BX Commercial Mortgage Trust, Series 2025-BCAT, Class A, 5.01% (1 mo. USD Term SOFR + 1.38%), due 08/15/42(b) 144A	65,766
200,000	BX Commercial Mortgage Trust, Series 2026-AHP, Class A, 4.85% (1 mo. USD Term SOFR + 1.25%), due 06/15/43(b) 144A	200,272
250,000	BX Commercial Mortgage Trust, Series 2026-ALOHA, Class A, 4.98% (1 mo. USD Term SOFR + 1.35%), due 04/15/43(b) 144A	250,509
180,838	BX Commercial Mortgage Trust, Series 2026-XL6, Class A, 4.83% (1 mo. USD Term SOFR + 1.20%), due 03/15/43(b) 144A	181,064
70,711	BX Trust, Series 2024-FNX, Class A, 5.07% (1 mo. USD Term SOFR + 1.44%), due 11/15/41(b) 144A	70,854
82,107	BX Trust, Series 2024-PALM, Class A, 5.17% (1 mo. USD Term SOFR + 1.54%), due 06/15/37(b) 144A	82,219
100,000	BX Trust, Series 2025-DIME, Class A, 4.78% (1 mo. USD Term SOFR + 1.15%), due 02/15/35(b) 144A	99,865
200,000	BX Trust, Series 2025-VOLT, Class A, 5.33% (1 mo. USD Term SOFR + 1.70%), due 12/15/44(b) 144A	200,517
250,000	BX Trust, Series 2026-RISE, Class A, 4.93% (1 mo. USD Term SOFR + 1.30%), due 04/15/41(b) 144A	250,649
190,475	Chase Home Lending Mortgage Trust, Series 2026-3, Class A9B, 5.00%, due 01/25/57(f) 144A	185,775
97,287	Chase Home Lending Mortgage Trust, Series 2026-4, Class A4, 5.50%, due 02/25/57(f) 144A	97,158
200,000	CIP Commercial Mortgage Trust, Series 2025-SBAY, Class A, 5.03% (1 mo. USD Term SOFR + 1.40%), due 10/15/37(b) 144A	200,755
125,000	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.57%, due 07/10/28(f) 144A	127,776
192,627	Extended Stay America Trust, Series 2025-ESH, Class A, 4.93% (1 mo. USD Term SOFR + 1.30%), due 10/15/42(b) 144A	193,277
93,692	Extended Stay America Trust, Series 2026-ESH2, Class A, 4.83% (1 mo. USD Term SOFR + 1.20%), due 02/15/43(b) 144A	93,922
90,528	GCAT Trust, Series 2025-INV3, Class A5, 6.00%, due 08/25/55(f) 144A	90,864
97,627	GS Mortgage-Backed Securities Trust, Series 2026-PJ6, Class A4, 5.50%, due 09/25/56(f) 144A	97,429
96,780	JP Morgan Mortgage Trust, Series 2024-8, Class A3, 5.50%, due 01/25/55(f) 144A	96,420
37,780	JP Morgan Mortgage Trust, Series 2025-NQM2, Class A1, 5.57%, due 09/25/65(f) 144A	37,816
135,953	JP Morgan Mortgage Trust, Series 2025-NQM5, Class A1A, 4.88%, due 05/25/66(e) 144A	134,647
100,000	JW Commercial Mortgage Trust, Series 2024-BERY, Class A, 5.22% (1 mo. USD Term SOFR + 1.59%), due 11/15/39(b) 144A	100,274
99,172	KIND Trust, Series 2021-KIND, Class A, 4.69% (1 mo. USD Term SOFR + 1.06%), due 08/15/38(b) 144A	99,022
200,000	KSL Commercial Mortgage Trust, Series 2025-MH, Class A, 5.22% (1 mo. USD Term SOFR + 1.59%), due 12/15/42(b) 144A	200,801
200,000	MHP Commercial Mortgage Trust, Series 2025-MHIL2, Class B, 5.43% (1 mo. USD Term SOFR + 1.80%), due 09/15/40(b) 144A	200,456
148,528	New Residential Mortgage Loan Trust, Series 2026-NQM7, Class A1, 5.42%, due 06/25/66(f) 144A	148,209
70,384	OBX Trust, Series 2025-NQM10, Class A1, 5.45%, due 05/25/65(e) 144A	70,514
200See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
73,369	OBX Trust, Series 2025-NQM15, Class A1, 5.14%, due 07/27/65(f) 144A	73,185
48,795	OBX Trust, Series 2026-AHC1, Class A5, 5.50%, due 04/25/56(f) 144A	48,839
95,520	OBX Trust, Series 2026-J1, Class AF, 4.98% (30 day USD SOFR Average + 1.35%), due 02/25/56(b) 144A	95,672
100,000	OBX Trust, Series 2026-NQM9, Class A1A, 5.47%, due 04/25/66(e) 144A	100,126
97,522	OBX Trust, Series 2026-R2, Class A1A, 5.36%, due 03/25/63(e) 144A	97,216
100,000	ORL Trust, Series 2024-GLKS, Class A, 5.12% (1 mo. USD Term SOFR + 1.49%), due 12/15/39(b) 144A	100,301
125,000	PRM5 Trust, Series 2025-PRM5, Class A, 4.62%, due 03/10/33(f) 144A	123,916
100,000	PRM8 Trust, Series 2026-PRM8, Class A, 4.74%, due 05/10/41(f) 144A	98,670
100,000	Rate Mortgage Trust, Series 2026-J2, Class A27, 5.24% (30 day USD SOFR Average + 1.65%), due 07/25/56(b) 144A	100,137
96,756	Sequoia Mortgage Trust, Series 2026-5, Class A4, 5.50%, due 05/25/56(f) 144A	96,607
200,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class A, 4.63% (1 mo. USD Term SOFR + 1.00%), due 01/15/39(b) 144A	199,966
125,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.07% (1 mo. USD Term SOFR + 1.44%), due 02/15/42(b) 144A	124,384
83,365	THPT Mortgage Trust, Series 2023-THL, Class A, 7.23%, due 12/10/34(f) 144A	83,644
202,729	Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class A3, 3.06%, due 06/15/52	193,573
100,000	Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class A, 5.27%, due 03/15/38(f) 144A	99,580
		6,293,473
	Mortgage Backed Securities - U.S. Government Agency Obligations — 8.1%
214,903	Federal Home Loan Mortgage Corp., Pool # G18575, 3.00%, due 11/01/30	209,371
80,687	Federal Home Loan Mortgage Corp., Pool # RC2071, 2.00%, due 06/01/36	73,955
74,838	Federal Home Loan Mortgage Corp., Pool # SB0935, 3.00%, due 07/01/33	72,297
290,000	Federal Home Loan Mortgage Corp., Pool # WN1783, 3.65%, due 10/01/30	280,678
288,098	Federal Home Loan Mortgage Corp., Pool # WN2419, 3.77%, due 06/01/30	281,536
105,461	Federal Home Loan Mortgage Corp. REMIC, Series 5400, Class FA, 4.38%, (30 day USD SOFR Average + 0.75%), due 04/25/54(b)	105,087
81,363	Federal Home Loan Mortgage Corp. REMIC, Series 5583, Class FA, 4.88%, (30 day USD SOFR Average + 1.25%), due 10/25/55(b)	81,963
119,138	Federal Home Loan Mortgage Corp. REMIC, Series 5483, Class FD, 4.93%, (30 day USD SOFR Average + 1.30%), due 12/25/54(b)	120,111
190,183	Federal Home Loan Mortgage Corp. REMIC, Series 5472, Class FE, 4.98%, (30 day USD SOFR Average + 1.35%), due 11/25/54(b)	191,964
152,412	Federal Home Loan Mortgage Corp. REMIC, Series 5502, Class FH, 5.03%, (30 day USD SOFR Average + 1.40%), due 02/25/55(b)	154,279
155,692	Federal Home Loan Mortgage Corp. REMIC, Series 5507, Class FG, 5.03%, (30 day USD SOFR Average + 1.40%), due 02/25/55(b)	157,624
213,675	Federal Home Loan Mortgage Corp. REMIC, Series 5410, Class DF, 5.08%, (30 day USD SOFR Average + 1.45%), due 05/25/54(b)	215,459
301,502	Federal Home Loan Mortgage Corp. REMIC, Series 5486, Class FA, 5.08%, (30 day USD SOFR Average + 1.45%), due 12/25/54(b)	305,226
391,973	Federal Home Loan Mortgage Corp. REMICS, Series 5609, Class F, 4.68%, (30 day USD SOFR Average + 1.05%), due 12/25/55(b)	391,917
115,000	Federal National Mortgage Association, Pool # AN1371, 2.68%, due 06/01/28	111,455
139,451	Federal National Mortgage Association, Pool # AN5377, 3.02%, due 05/01/27	137,869
167,015	Federal National Mortgage Association, Pool # AN5688, 3.12%, due 06/01/27	165,065
188,557	Federal National Mortgage Association, Pool # AN7475, 3.06%, due 11/01/27	185,404
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
372,271	Federal National Mortgage Association, Pool # BL4421, 2.14%, due 10/01/29	347,736
275,000	Federal National Mortgage Association, Pool # BL6406, 1.63%, due 05/01/27	268,569
246,279	Federal National Mortgage Association, Pool # BM3919, 3.00%, due 02/01/33	237,842
313,434	Federal National Mortgage Association, Pool # BM4163, 3.23%, due 03/01/27(f)	311,239
230,000	Federal National Mortgage Association, Pool # BS3066, 1.39%, due 11/01/28	214,549
225,000	Federal National Mortgage Association, Pool # BZ0489, 4.65%, due 02/01/29	226,252
100,000	Federal National Mortgage Association, Pool # BZ1447, 4.71%, due 07/01/29	100,864
128,279	Federal National Mortgage Association, Pool # BZ2304, 3.88%, due 11/01/29	126,220
215,000	Federal National Mortgage Association, Pool # BZ2443, 4.60%, due 11/01/29	215,627
240,000	Federal National Mortgage Association, Pool # BZ3026, 4.86%, due 01/01/30	242,945
100,000	Federal National Mortgage Association, Pool # BZ4079, 5.02%, due 06/01/30	101,744
165,000	Federal National Mortgage Association, Pool # BZ4627, 4.31%, due 08/01/30	163,999
155,000	Federal National Mortgage Association, Pool # BZ6632, 3.99%, due 03/01/31	151,721
46,006	Federal National Mortgage Association, Pool # MA3097, 3.50%, due 08/01/27	45,763
142,796	Federal National Mortgage Association, Pool # MA4053, 2.50%, due 06/01/35	134,039
236,850	Federal National Mortgage Association REMIC, Series 2006-83, Class FG, 4.24%, (30 day USD SOFR Average + 0.61%), due 09/25/36(b)	236,357
172,399	Federal National Mortgage Association REMIC, Series 2024-103, Class FH, 4.88%, (30 day USD SOFR Average + 1.25%), due 01/25/55(b)	173,570
259,981	Federal National Mortgage Association REMIC, Series 2024-88, Class DF, 4.88%, (30 day USD SOFR Average + 1.25%), due 12/25/54(b)	261,814
168,968	Federal National Mortgage Association REMIC, Series 2024-15, Class FD, 4.98%, (30 day USD SOFR Average + 1.35%), due 04/25/54(b)	169,627
129,723	Federal National Mortgage Association REMIC, Series 2025-42, Class FE, 5.18%, (30 day USD SOFR Average + 1.55%), due 06/25/55(b)	131,981
65,715	Federal National Mortgage Association-ACES, Series 2017-M13, Class A2, 3.03%, due 09/25/27(f)	64,700
78,586	Federal National Mortgage Association-ACES, Series 2017-M15, Class ATS2, 3.22%, due 11/25/27(f)	77,629
179,713	Federal National Mortgage Association-ACES, Series 2017-M8, Class A2, 3.06%, due 05/25/27(f)	177,816
152,190	Government National Mortgage Association REMIC, Series 2020-H13, Class FC, 4.21%, (1 mo. USD Term SOFR + 0.56%), due 07/20/70(b)	151,569
83,482	Government National Mortgage Association REMIC, Series 2016-H16, Class FE, 5.16%, (1 yr. USD Term SOFR + 1.10%), due 06/20/66(b)	84,091
118,953	Government National Mortgage Association REMIC, Series 2024-64, Class UF, 4.86%, (30 day USD SOFR Average + 1.25%), due 04/20/54(b)	119,803
94,741	Government National Mortgage Association REMIC, Series 2025-89, Class FG, 5.01%, (30 day USD SOFR Average + 1.40%), due 05/20/55(b)	96,008
47,065	Government National Mortgage Association REMIC, Series 2025-89, Class FB, 5.06%, (30 day USD SOFR Average + 1.45%), due 05/20/55(b)	47,780
		7,923,114
	U.S. Government and Agency Obligations — 16.0%
65,000	U.S. Treasury Notes, 3.50%, due 12/15/28	64,002
3,455,000	U.S. Treasury Notes, 3.50%, due 01/15/29	3,399,801
100,000	U.S. Treasury Notes, 3.50%, due 03/15/29	98,328
250,000	U.S. Treasury Notes, 3.63%, due 08/31/29	246,020
665,000	U.S. Treasury Notes, 3.63%, due 09/30/30	650,401
2,990,000	U.S. Treasury Notes, 3.88%, due 06/30/30	2,955,662
1,700,000	U.S. Treasury Notes, 3.88%, due 07/31/30	1,680,078
202See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2026 (Unaudited)
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
190,000	U.S. Treasury Notes, 4.00%, due 05/31/28	189,458
1,714,400	U.S. Treasury Notes, 4.13%, due 06/30/28	1,713,563
500,000	U.S. Treasury Notes, 4.13%, due 03/31/29	499,482
3,234,500	U.S. Treasury Notes, 4.13%, due 06/15/29	3,231,594
582,000	U.S. Treasury Notes, 4.13%, due 06/30/31	579,977
27,900	U.S. Treasury Notes, 4.25%, due 05/31/33	27,800
435,300	U.S. Treasury Notes, 4.25%, due 06/30/33	433,634
3,800	U.S. Treasury Notes, 4.38%, due 05/15/36	3,780
		15,773,580
	TOTAL DEBT OBLIGATIONS (COST $89,247,979)	89,163,515

	SHORT-TERM INVESTMENTS — 0.5%
	Mutual Fund - Securities Lending Collateral — 0.3%
331,508	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(g)(h)	331,508
	U.S. Government and Agency Obligation — 0.2%
215,000	U.S. Treasury Bills, 4.00%, due 05/13/27(i)	207,900
	TOTAL SHORT-TERM INVESTMENTS (COST $539,312)	539,408
	TOTAL INVESTMENTS — 91.2% (Cost $89,787,291)	89,702,923
	Other Assets and Liabilities (net) — 8.8%	8,610,915
	NET ASSETS — 100.0%	$98,313,838

Notes to Schedule of Investments:
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of June 30, 2026.
(c)	All or a portion of this security is out on loan.
(d)	When-issued security.
(e)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(f)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	The rate disclosed is the 7-day net yield as of June 30, 2026.
(h)	Represents an investment of securities lending cash collateral.
(i)	Interest rate presented is yield to maturity.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $25,869,766 which represents 26.3% of net assets.

See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
76	U.S. Treasury Note 2-Year	Sep 2026	$15,666,094	$(13,346)
Sales
3	U.S. Long Bond	Sep 2026	$340,500	$(4,038)
5	U.S. Treasury Note 10-Year	Sep 2026	549,453	(2,120)
3	U.S. Treasury Note 5-Year	Sep 2026	321,141	(357)
2	U.S. Ultra 10-Year	Sep 2026	224,938	(1,410)
				$(7,925)
Centrally Cleared Credit Default Swaps
Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Market Value
750,000	USD	06/20/31	1.00%	Quarterly	CDX.NA.IG.S46**	$3,950	$12,554	$16,504

*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**
CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

Currency Abbreviations
USD	—	U.S. Dollar

Abbreviations
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
LIBOR	—	London Interbank Offered Rate
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
204See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

Asset Class Summary(Unaudited)	% of Net Assets
Corporate Debt	39.0
Asset Backed Securities	19.7
U.S. Government and Agency Obligations	16.0
Mortgage Backed Securities - U.S. Government Agency Obligations	8.1
Mortgage Backed Securities - Private Issuers	6.4
Bank Loans	1.5
Centrally Cleared Credit Default Swaps	0.0*
Futures Contracts	0.0*
Short-Term Investments	0.5
Other Assets and Liabilities (net)	8.8
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Funds
Notes to Financial Statements
June 30, 2026 (Unaudited)

1.
Organization
Mercer Funds (the “Trust”) consists of the following six series: Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Emerging Markets Equity Fund (“Emerging Markets”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”) and Mercer Short Duration Fixed Income Fund (“Short Duration Fixed”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Mercer Investments LLC, a Delaware limited liability company (the “Adviser”), serves as the investment adviser to the Funds. The Adviser manages each Fund using a “manager of managers” approach by selecting one or more sub-advisers (each a “Sub-adviser,” and collectively referred to as the “Sub-advisers”) to manage each Fund's assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.
Under the 1940 Act, each Fund is classified as diversified.
Investment Objectives:
The investment objective for Small/Mid Cap is to provide long-term total return, comprised primarily of capital appreciation. The investment objective for Core Fixed Fund and Short Duration Fixed is to provide total return, consisting of both current income and capital appreciation. The investment objective for the remaining Funds, Non-US Core Equity, Opportunistic Fixed and Emerging Markets is to provide long-term total return, which includes capital appreciation and income.
Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of June 30, 2026, Class Y-3 shares and Class I shares were outstanding in each of the Funds.
(a) Security Valuation
Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Adviser or the applicable Sub-adviser as the primary market for such securities.
The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. When valuing foreign equity securities that meet certain criteria that the Adviser, which has been designated as the Funds' Valuation Designee under Rule 2a-5 of the 1940 Act by the Board, has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.
Fixed income securities are valued using a mean price upon market close by an independent pricing

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

service. The Fund may value short-term investments that will mature within sixty (60) days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.
It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Valuation Designee.
Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. Over-the-counter (“OTC”) derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.
Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.
The Board has designated the Adviser as the Valuation Designee responsible for valuing portfolio securities, subject to continuing Board oversight. The Adviser has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Adviser or the applicable Sub-adviser) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Depending on market movements throughout the quarter ended June 30, 2026, substantially all foreign equity securities held by Non-US Core Equity and Emerging Markets may be fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.
The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.
The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – quoted prices unadjusted in active markets for identical investments
•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2.
Bank loans
Core Fixed, Opportunistic Fixed and Short Duration Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Each Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, each Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, each Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At June 30, 2026, Opportunistic Fixed had the following unfunded loan commitments:
Borrower	Par	Cost	Value	Unrealized Gain (Loss)
CoreWeave Financing DDTL V LLC	$1,979,712	$1,982,124	$2,022,276	$40,152
Databricks, Inc.	745,965	745,965	745,965	0
GC Ferry Acquisition I, Inc.	94,792	94,792	94,821	29
Liquid Tech Solutions LLC	108,000	107,809	107,413	(396)
MRI Software LLC	100,005	99,732	95,505	(4,227)
MRI Software LLC	318,930	318,382	312,951	(5,431)
Pinnacle Buyer LLC	181,452	181,452	182,019	567
Pye-Barker Fire & Safety LLC	26,304	26,304	26,384	80
Salas O'brien, Inc.	71,429	71,260	71,607	347
Secretariat Advisors LLC	162,832	162,465	160,389	(2,076)
Trilon Group LLC	122,775	122,367	122,929	562
Trio Bidco, Inc.	82,571	82,571	81,281	(1,290)
Van Pool Transportation LLC	9,446	9,446	9,477	31
	$4,004,213	$4,004,669	$4,033,017	$28,348
For information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual Report. Additional investments related disclosures are hereby incorporated by reference to the Annual and Semi-Annual reports previously filed with the SEC on Form N-CSR.